Registration No. 333-147346

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|X| Pre-Effective Amendment No. 2    |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS INVESTMENT GRADE FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Michael A. Rosenberg, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

           Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

          An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS INVESTMENT GRADE FUNDS, INC.
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.	PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Reorganization	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 6.	Information About the Funds Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B	STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Dreyfus Premier Intermediate Term Income Fund, a series of the Registrant(1)

Item 13.	Additional Information About the Funds Being Acquired	Statement of Additional Information of Dreyfus A Bonds Plus, Inc., dated August 1, 2007(2); Statement of Additional Information of Dreyfus Premier Managed Income Fund, a series of The Dreyfus/Laurel Funds Trust, dated May 1, 2007(3); Statement of Additional Information of Dreyfus Premier Core Bond Fund, a series of Dreyfus Premier Fixed Income Funds(4)

Item 14.	Financial Statements	Annual Report of Dreyfus Premier Intermediate Term Income Fund, a series of the Registrant, dated July 31, 2007(5); Annual Report of Dreyfus A Bonds Plus, Inc., dated March 31, 2007(6); Annual Report of Dreyfus Premier Managed Income Fund, a series of The Dreyfus/Laurel Funds Trust, dated December 31, 2006(7); Annual Report of Dreyfus Premier Core Bond Fund, a series of Dreyfus Premier Fixed Income Funds(8)

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

_______________________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, filed November 30, 2007 (File No. 33-48926).

(2)	Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Dreyfus A Bond Plus, Inc., filed July 25, 2007 (File No. 2-55614).

(3)	Incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of the Dreyfus/Laurel Funds Trust, filed April 30, 2007 (File No. 2-43846).

(4)	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Dreyfus Premier Fixed Income Funds, filed on February 27, 2007 (File No. 33-7172).

(5)	Incorporated herein by reference to the Registrant's Annual Report, filed September 28, 2007 (File No. 811-6718).

(6)	Incorporated herein by reference to Dreyfus A Bond Plus, Inc.'s Annual Report, filed May 30, 2007 (File No. 811-2625).

(7)	Incorporated herein by reference to The Dreyfus/Laurel Funds Trust's Annual Report, filed March 1, 2007 (File No. 811-00524).

(8)	Incorporated herein by reference to Dreyfus Premier Fixed Income Funds' Annual Report, filed January 1, 2007 (File No. 811-4748).

DREYFUS A BONDS PLUS, INC.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus A Bonds Plus, Inc. (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests at least 80% of its assets in fixed-income securities. The Acquiring Fund has substantially more assets, a generally better performance record and a lower total expense ratio than the Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has the same investment objective and substantially similar investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Fund's Board that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a generally better performance record and a lower total expense ratio than the Fund. Management also believes that the reorganization should enable shareholders of the Fund to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Fund's Board of Directors has unanimously approved the proposed reorganization. The Directors believe that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a generally better performance record and a lower total expense ratio than the Fund. The Board of Directors recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, J. David Officer President

December 21, 2007

TRANSFER OF THE ASSETS OF
DREYFUS A BONDS PLUS, INC.
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS A BONDS PLUS, INC. INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about March 28, 2008 (the "Closing Date"), and will no longer be a shareholder of Dreyfus A Bonds Plus, Inc. (the "Fund"). You will receive Class A shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has substantially more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a generally better performance record and a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Each fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the Acquiring Fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers, which are rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. To pursue its goal, the Fund normally invests at least 80% of its assets in fixed-income securities, which are rated A or better or the unrated equivalent as determined by Dreyfus. Fixed-income securities generally include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), and foreign bonds. The Fund may invest up to 20% of its assets in fixed-income securities rated lower than A, but not lower than B, or the unrated equivalent as determined by Dreyfus. The Acquiring Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. As of September 30, 2007, the Fund's portfolio had an average credit quality rating of A3 and the Acquiring Fund's portfolio had an average credit quality rating of Aa2. The Fund may invest up to 20% of its assets in dollar-denominated and non-dollar-denominated securities of foreign issuers, including those of issuers in emerging markets, but currently limits its investment in non-dollar-denominated securities of foreign issuers to no more than 10% of its net assets. The Acquiring Fund may invest up to 30% of its assets in fixed-income securities of foreign issuers, including those of emerging market issuers. The Fund has no limitations with respect to its portfolio maturity or duration. The Acquiring Fund is required to generally maintain an average effective portfolio maturity of between 5 and 10 years and can be expected to have an effective portfolio duration between 3 and 8 years. The Fund and the Acquiring Fund may invest in individual securities of any maturity. As of September 30, 2007, the average effective maturity of the Fund's portfolio and the Acquiring Fund's portfolio was 12.14 years and 6.44 years, respectively. The average effective duration of the Fund's portfolio and the Acquiring Fund's portfolio as of such date was 4.75 years and 4.93 years, respectively. The primary portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different. Dreyfus is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of each fund's investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution will be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting Privilege and may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. The Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.65% of the value of the Fund's average daily net assets, and the Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.45% of the value of the Acquiring Fund's average daily net assets. Dreyfus has contractually agreed, as to the Acquiring Fund, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund, until at least March 31, 2009, so that the total annual operating expenses of the Acquiring Fund's Class A shares (excluding shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. In addition, the Acquiring Fund has a lower total expense ratio than the Fund based on expenses of the funds, as of July 31, 2007.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization. In addition, the front-end sales load and the CDSC applicable to the Acquiring Fund's Class A shares will not be imposed on any subsequent purchases or redemptions of Class A shares of the Acquiring Fund by Fund shareholders who receive Class A shares of the Acquiring Fund as a result of the reorganization.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Because of the anticipated benefits to shareholders of the Fund as a result of the reorganization, expenses relating to the proposed reorganization will be borne by the Fund.

HOW DOES THE BOARD OF DIRECTORS OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Directors has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has the same investment objective and substantially similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a generally better performance record and a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Directors believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Directors recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. These voting methods will save the Fund money because the Fund would not have to pay for return-mail postage. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS A BONDS PLUS, INC.

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus A Bonds Plus, Inc. (the "Fund") will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, on Wednesday, February 27, 2008, at 10:00 a.m., for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders, in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 21, 2007 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors Michael A. Rosenberg Secretary

New York, New York
December 21, 2007

WE NEED YOUR PROXY VOTE

          A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS A BONDS PLUS, INC.

To and in Exchange for Class A Shares of

DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
(A Series of Dreyfus Investment Grade Funds, Inc.)

_________________

PROSPECTUS/PROXY STATEMENT
December 17, 2007

_________________

Special Meeting of Shareholders
To Be Held on Wednesday, February 27, 2008

           This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of Dreyfus A Bonds Plus, Inc. (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Wednesday, February 27, 2008, at 10:00 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 8th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 21, 2007 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund Class A shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class A shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December 17, 2007, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have the same investment objective and substantially similar investment management policies. The Fund and the Acquiring Fund each invest primarily in fixed-income securities. However, the investment practices and limitations of each fund (and the related risks) are not identical. The Acquiring Fund is a series of Dreyfus Investment Grade Funds, Inc. (the "Company"). A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

           Shareholders of two other funds advised by Dreyfus—Dreyfus Premier Core Bond Fund and Dreyfus Premier Managed Income Fund (together, the "Proposed Acquired Funds")—also are being asked in separate proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of each such fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. The Acquiring Fund plans to change its multi-class structure to help facilitate these reorganizations. As a result, if shareholders of one or both Proposed Acquired Funds approve the reorganization of such fund, the Acquiring Fund would designate its current Investor shares and Institutional shares as Class A shares and Class I shares, respectively, and create Class B and Class C share classes. In addition, the Acquiring Fund would change its name from Dreyfus Intermediate Term Income Fund to Dreyfus Premier Intermediate Term Income Fund. However, if shareholders of neither Proposed Acquired Fund approve the reorganization of such fund, the Acquiring Fund would continue to offer its existing classes of shares—Investor shares and Institutional shares—and would not change its name. In such event, if Fund shareholders approve the Reorganization, they would receive Investor shares of the Acquiring Fund, rather than Class A shares of the Acquiring Fund.

          The Acquiring Fund's Prospectus dated December 3, 2007 and Annual Report for its fiscal year ended July 31, 2007 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended March 31, 2007 and its Semi-Annual Report for the six-month period ended September 30, 2007, please call your financial adviser, call 1-800-645-6561, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2007, there were 21,252,600.618 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about December 28, 2007.

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of the Company's Board Members	A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Fund's Board, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund Class A shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class A shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge ("CDSC") will be imposed at the time of the Reorganization, nor will Fund shareholders be subject to a sales charge on any additional investments made in Class A shares of the Acquiring Fund, or a CDSC upon the redemption of such shares, for as long as the shareholder's account is open.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Each fund seeks to maximize total return, consisting of capital appreciation and current income.

          To pursue its goal, the Fund normally invests at least 80% of its assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, convertible debt obligations, preferred stock, convertible preferred stock, municipal obligations and zero coupon bonds that, when purchased by the Fund, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protected securities.

          To pursue its goal, the Acquiring Fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. The Acquiring Fund also may invest in collateralized debt obligations, which include collateralized loan obligations and other similarly structured securities. The Acquiring Fund's portfolio manager buys and sells fixed-income securities based on credit quality, financial outlook and yield potential. Fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates.

          The Fund may invest up to 20% of its assets in fixed-income securities rated lower than A, but not lower than B, at the time of purchase, or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. As of September 30, 2007, the Fund's portfolio had an average credit quality rating of A3 and the Acquiring Fund's portfolio had an average credit quality rating of Aa2.

          The Fund may invest up to 20% of its assets in dollar-denominated and non-dollar-denominated securities of foreign issuers, including those of issuers in emerging markets, but currently limits its investment in non-dollar-denominated securities of foreign issuers to no more than 10% of its net assets. The Acquiring Fund focuses primarily on U.S. securities, but may invest up to 30% of its assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

          The Fund has no limitations with respect to its portfolio maturity or duration. The Acquiring Fund is required to generally maintain an average effective portfolio maturity of between 5 and 10 years and can be expected to have an effective portfolio duration between 3 and 8 years. The Fund and the Acquiring Fund may invest in individual securities of any maturity. As of September 30, 2007, the average effective maturity of the Fund's portfolio and the Acquiring Fund's portfolio was 12.14 years and 6.44 years, respectively. The average effective duration of the Fund's portfolio and the Acquiring Fund's portfolio as of such date was 4.75 years and 4.93 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The primary portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different.

          Each fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund's portfolio, or as part of a hedging strategy. Each fund may enter into swap agreements, such as credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. To enhance current income, each fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Each fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Each fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          Each fund is a "diversified" fund, which means that neither fund will, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

          For more information on either the Fund's or the Acquiring Fund's investment management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the [Company and] Fund[s]" in the relevant Statement of Additional Information.

          The Acquiring Fund is a series of the Company, which, like the Fund, is a corporation organized under the laws of the State of Maryland.

           Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are substantially similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, a fund's share price. The longer the effective maturity and duration of a fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the funds might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although the Fund invests primarily in bonds rated A or better and the Acquiring Fund invests primarily in investment grade bonds, each fund may invest to a limited extent in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

•	Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce a fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of certain mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.

•	Derivatives risk. In addition to investing in mortgage-related and asset-backed securities, each fund may use derivative instruments such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.

Additionally, some derivatives the funds may use may involve economic leverage, which could increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. Each fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

•	Foreign investment risk. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies.

•	Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. In the case of U.S. Treasury inflation-indexed bonds, the U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, a fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

•	Short sale risk. Each fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts, and engaging in forward commitment transactions, may magnify the fund's gains or losses.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

          The Fund and the Acquiring Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective fund's after-tax performance. A fund's forward roll transactions will increase its portfolio turnover rate.

          Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

          Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          An investment in a fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          See "Main Risks" in the relevant Prospectus and "Description of the [Company and] Fund[s]" in the relevant Statement of Additional Information for a more complete description of investment risks.

           Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2007, and are adjusted for the Fund to include estimated costs of the Reorganization totaling $100,000. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and accruals of the Fund and the Acquiring Fund, as of July 31, 2007, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

          The management fee payable to Dreyfus by the Fund (0.65%) is higher than that payable by the Acquiring Fund (0.45%). Dreyfus has contractually agreed, as to the Acquiring Fund, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund's Class A shares, until at least March 31, 2009, so that the total annual operating expenses of the Acquiring Fund's Class A shares (excluding shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. In addition, the Acquiring Fund has a lower total expense ratio than the Fund based on expenses of the funds, as of July 31, 2007.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.65%	.45%	.45%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.07%	.25%	.25%
Other expenses	.28%*	.22%	.20%
Total	1.00%	.92%	.90%
Fee Waiver and/or expense reimbursement	N/A	(.12)%	(.10)%
Net operating expenses	1.00%	.80%	.80%

_______________________
* "Other expenses" for the Fund reflect the costs of the Reorganization, which are estimated to be $100,000 or .04% of the Fund's average daily net assets.

           Shareholders of two other funds advised by Dreyfus—Dreyfus Premier Core Bond Fund ("Core Bond") and Dreyfus Premier Managed Income Fund ("Managed Income" and, together with Core Bond, the "Proposed Acquired Funds")—also are being asked in separate proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of each such Proposed Acquired Fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganization of the respective Proposed Acquired Fund. The fees and expenses set forth below assume that shareholders of the Fund and of the Proposed Acquired Funds approve the reorganizations of their respective funds into the Acquiring Fund. The fees and expenses set forth below are based on net assets and accruals of the Fund, and Class A shares of the Proposed Acquired Funds and the Acquiring Fund, respectively, as of July 31, 2007, and are adjusted for the Fund and the Proposed Acquired Funds to include estimated costs of the reorganizations totaling $300,000. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and accruals of the Fund, and Class A shares of the Proposed Acquired Funds and the Acquiring Fund, as of July 31, 2007, as adjusted showing the effect of the reorganizations had they occurred on such date.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Core Bond Class A	Managed Income Class A	Acquiring Fund Class A	Pro Forma After Reorganizations Acquiring Fund Class A
Management fees	.65%	.60%	.70%	.45%	.45%
Rule 12b-1 fee	none	none	.25%	none	none
Shareholder services fee	.07%	.25%	none	.25%	.25%
Other expenses	.28%	.26%	.14%	.22%	.19%

Total	1.00%	1.11%	1.09%	.92%	.89%
Fee waiver and/or expense reimbursement
	N/A	(.11)%	N/A	(.12)%	(.09)%

Net operating expenses	1.00%	1.00%	1.09%	.80%	.80%

Expense examples

          The examples show what you could pay in expenses over time. Each example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The first example shows the Reorganization of the Fund and the Acquiring Fund and the second example shows the reorganizations of the Fund, Core Bond, Managed Income and the Acquiring Fund (Class A shares only). The examples are based on net operating expenses, which reflect, for the applicable years, the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the examples are for comparison only.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$318	$552	$1,225
Acquiring Fund Class A Shares	$528	$719	$925	$1,520
Pro Forma After
Reorganization--Acquiring
Fund Class A Shares	$528	$715	$917	$1,499

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$318	$552	$1,225
Core Bond Class A Shares	$547	$777	$1,024	$1,731
Managed Income Class A Shares	$556	$781	$1,024	$1,719
Acquiring Fund Class A Shares	$528	$719	$925	$1,520
Pro Forma After
Reorganization--Acquiring
Fund Class A Shares	$528	$712	$912	$1,489

           Past Performance.   The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year and the bar chart for the Fund shows the changes in the performance of the Fund's shares from year to year. The table for the Acquiring Fund compares the average annual total returns of the Acquiring Fund's Class A shares to those of the Lehman Brothers U.S. Aggregate Index, a widely recognized, unmanaged index of U.S. dollar-denominated, investment grade, fixed-rate taxable bond performance. The table for the Fund compares the average annual total returns of the Fund's shares also to those of the Lehman Brothers U.S. Aggregate Index. Sales loads are not reflected in the chart or the table for Acquiring Fund Class A shares; if they were, the returns shown would have been lower. Fund shares are not subject to a sales load. The front-end sales load applicable to the Acquiring Fund's Class A shares will not be imposed on any subsequent purchases of Class A shares of the Acquiring Fund by Fund shareholders who receive Class A shares of the Acquiring Fund as a result of the Reorganization. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

           After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+14.62	+7.83	+5.40	+12.34	+6.20	+6.81	+7.57	+4.36	+1.88	+4.89

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q3 '97 Q2 '04	+5.40% -3.25%

The year-to-date total return of the Acquiring Fund's Class A shares as of 9/30/07 was 2.62%.

Acquiring Fund--Class A Shares
Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Class A returns before taxes	4.89%	5.09%	7.13%

Class A returns after taxes on distributions	3.16%	3.17%	4.42%

Class A returns after taxes on distributions and sale of fund shares	3.15%	3.21%	4.43%

Lehman Brothers U.S. Aggregate Index reflects no deduction for fees expenses or taxes	4.33%	5.06%	6.24%

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

+9.55	+2.68	+1.77	+10.24	+4.59	+7.88	+4.66	+3.10	+2.31	+4.10

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q3 '06 Q2 '04	+3.71% -3.55%

The year-to-date total return of the Fund's shares as of 9/30/07 was 1.83%.

Fund Shares
Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Fund returns before taxes	4.10%	4.40%	5.05%

Fund returns after taxes on distributions	2.44%	2.72%	2.85%

Fund returns after taxes on distributions and sale of fund shares	2.64%	2.76%	2.94%

Lehman Brothers U.S. Aggregate Index reflects no deduction for fees expenses or taxes	4.33%	5.06%	6.24%

           Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $247 billion in approximately 180 mutual fund portfolios. A discussion regarding the basis for the Company's Board approving the Acquiring Fund's management agreement with Dreyfus is available in the Acquiring Fund's Annual Report for its fiscal year ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

           Primary Portfolio Managers. Catherine Powers serves as the Fund's primary portfolio manager and Kent Wosepka serves as the Acquiring Fund's primary portfolio manager, positions they have held since January 2005. Ms. Powers and Mr. Wosepka have each been employed by Dreyfus since September 2001 and are also senior portfolio managers for active core strategies with Standish Mellon Asset Management Company, LLC ("Standish Mellon"), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Wosepka joined Standish Mellon in 1998 and Ms. Powers joined Standish Mellon in 1988.

           Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Fund and the Company, the Fund and the Company have different Board members. None of the Board members of the Fund or the Company is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Company's Board members, see Exhibit B.

           Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization. The Fund has classified its shares into one class and the Acquiring Fund has classified its shares into two classes—Investor shares and Institutional shares. If the reorganization of a Proposed Acquired Fund is approved by its shareholders, the Acquiring Fund will classify its shares into four classes—Class A, Class B, Class C and Class I—with the Acquiring Fund's Investor shares and Institutional shares being redesignated as Class A shares and Class I shares, respectively. There will be no exchange in the Reorganization of Class B, Class C or Class I shares of the Acquiring Fund. The following table sets forth, as of September 30, 2007, (1) the capitalization of the Fund's shares*, (2) the capitalization of the Acquiring Fund's Class A shares and (3) the pro forma capitalization of the Acquiring Fund's Class A shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund Class A	Adjustments Class A	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$284,282,095	$538,484,842		$822,766,937
Net asset value per share	$13.28	$12.40		$12.40
Shares outstanding	21,404,884	43,433,975	1,519,056	66,357,915

__________________
* Reflects the estimated costs of the Reorganization to be paid by the Fund.

          The Acquiring Fund's total net assets (attributable to Investor and Institutional shares (i.e., Class A and Class I shares)), as of September 30, 2007, were approximately $573.6 million. The Acquiring Fund currently does not offer Class B or Class C shares. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of the Acquiring Fund will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices. Shareholders of the Proposed Acquired Funds also are being asked in proxy materials directed to them to approve a separate Agreement and Plan of Reorganization providing for the transfer of all of such funds' assets, subject to liabilities, to the Acquiring Fund in exchange for Acquiring Fund shares. As of September 30, 2007, the Proposed Acquired Funds had total aggregate net assets of approximately $674 million. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganizations of those funds.

           Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. See "Shareholder Guide — Buying shares," "Services for Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs" in the Acquiring Fund's Prospectus and "Buying Shares," "Services for Fund Investors" "Instructions for Regular Accounts" and "Instructions for IRAs" in the Fund's Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Shareholder Services Plan. Class A shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Acquiring Fund pays MBSC Securities Corporation ("MBSC") (formerly, Dreyfus Service Corporation), the Acquiring Fund's distributor, a fee at an annual rate of 0.25% of the value of the average daily net assets of Class A shares for providing shareholder services. The Fund has adopted a Shareholder Services Plan pursuant to which the Fund reimburses MBSC, the Fund's distributor, an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. See "Distribution and Servicing Arrangements—Shareholder Services Plan" in the Acquiring Fund's Statement of Additional Information and "Shareholder Services Plan" in the Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Shareholder Guide—Selling shares," "Instructions for Regular Accounts" and "Instructions for IRAs" in the Acquiring Fund's Prospectus and "Selling Shares," "Instructions for Regular Accounts" and "Instructions for IRAs" in the Fund's Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The Fund and the Acquiring Fund normally declare and pay dividends monthly. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATION

           After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and investment management policies and that would otherwise benefit fund shareholders, management recommended to the Fund's Board that the Fund be consolidated with the Acquiring Fund. The Fund's Board and the Company's Board have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund with a generally better performance record, without diluting such shareholders' interests. In addition, Class A shares of the Acquiring Fund have a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund. As of September 30, 2007, the Fund had net assets of approximately $284.3 million and the Acquiring Fund had net assets of approximately $573.6 million. If the Reorganization of the Fund and the reorganizations of the Proposed Acquired Funds are consummated, the Acquiring Fund would have net assets of approximately $1.5 billion, as of such date. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management and Dreyfus should be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Company's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the costs to be incurred by the Fund in connection with the Reorganization.

          For the reasons described above, the Boards of the Fund and the Company, each of which is comprised entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 28, 2008 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class A shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and Class A shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Shareholder Guide—Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward). Any such distributions will be taxable to Fund shareholders.

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class A shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Class A shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and Class A shares of the Acquiring Fund distributed to the Fund's shareholders of record will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Company, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Company, on behalf of the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $100,000, which will be borne by the Fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and the Fund may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of any such outside solicitation firm is estimated to be approximately $36,000, which amount is included in the estimated total expenses of the Reorganization listed above.

          If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class A shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class A shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD
MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
"FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 33-48926). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of the Fund's Registration Statement on Form N-1A (File No. 2-55614).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          With respect to Dreyfus individual retirement accounts ("IRAs"), the Individual Retirement Custodial Account Agreement governing the IRAs requires The Dreyfus Trust Company ("DTC"), as the custodian of the IRAs, to vote Fund shares held in such IRAs in accordance with the IRA shareholder's instructions. However, if no voting instructions are received, DTC may vote Fund shares held in the IRA in the same proportions as the Fund shares for which voting instructions are received from other Dreyfus IRA shareholders. Therefore, if an IRA shareholder does not provide voting instructions prior to the Meeting, DTC will vote the IRA shares "FOR", "AGAINST" or "ABSTAIN" in the same proportions as it votes the shares for which properly conveyed instructions are timely received from other Dreyfus IRA shareholders.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of a majority of the Fund's outstanding shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of October 31, 2007, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization (Class A)

Nationwide Corporation Portfolio Account, VIDS Group P.O. Box 182029 Columbus, OH 43218-2029	9.0392%	3.1232%

The Guardian Insurance & Annuity Co., Inc. c/o Equity Accounting 3900 Burgess Place Bethlehem, PA 18017-9097	8.6567%	2.9910%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	6.8028%	7.4956%

Charles Schwab & Co., Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94104-4151	5.9281%	21.5269%

          As of October 31, 2007, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the Acquiring Fund's Class A shares (i.e., Investor shares) outstanding voting shares:

Name and Address	Percentage of Outstanding Class A Shares

Before Reorganization	After Reorganization

Investor Shares
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	29.519%	21.5269%

Wells Fargo Bank of Minnesota NPF Coordinator Wells Fargo Center 6th & Marquette P.O. Box 9131 Minneapolis, MN 55480	18.2891%	12.0931%

Union Bank of California Select Benefit Omnibus Account P.O. Box 85484 San Diego, CA 92186-5484	10.6142%	7.0183%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	7.8669%	7.4956%

          As of October 31, 2007, Board members and officers of the Fund and the Company, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for its fiscal year ended March 31, 2007 and the audited financial statements of the Acquiring Fund for its fiscal year ended July 31, 2007 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of November 7, 2007 (the "Agreement"), between DREYFUS A BONDS PLUS, INC. (the "Fund"), a Maryland corporation, and DREYFUS INTERMEDIATE TERM INCOME FUND (the "Acquiring Fund"), a series of DREYFUS INVESTMENT GRADE FUNDS, INC. (the "Company"), a Maryland corporation.

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class A shares ("Acquiring Fund Shares") of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a registered, open-end management investment company, and the Acquiring Fund is a series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock;

           WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

          1.           THE REORGANIZATION.

           1.1           Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

           1.2           The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.3           Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4           The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5           As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be canceled and Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

           1.6           Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

           1.7           Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8           Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

           2.           VALUATION.

           2.1           The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the "Company's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.2           The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Company's Charter and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.3           The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

           2.4           All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

          3.           CLOSING AND CLOSING DATE.

           3.1           The Closing Date shall be March 28, 2008, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2           The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date.

           3.3           If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4           The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

          4.           REPRESENTATIONS AND WARRANTIES.

           4.1           The Fund represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

                     (a)  The Fund is a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

                     (b)   The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                     (c)   The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d)   The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Articles of Incorporation, as amended (the " Fund's Charter"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

                     (e)   The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                     (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                     (g)   The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended March 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                     (h)   Since March 31, 2007, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                     (i)   At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (j)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (k)   All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                     (l)   On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                     (m)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (n)   The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

           4.2           The Company, on behalf of the Acquiring Fund, represents and warrants to the Fund as follows:

                     (a)   The Acquiring Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

                     (b)   The Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                     (c)   The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d)   The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                     (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                     (f)   The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended July 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                     (g)   Since July 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                     (h)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (i)   For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (j)   All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the shares of the Acquiring Fund to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                     (k)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (l)   The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                     (m)   No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                     (n)   The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

          5.           COVENANTS OF THE COMPANY, ON BEHALF OF THE ACQUIRING FUND, AND THE FUND.

           5.1           The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

           5.2           The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3           Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4           As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

           5.5           The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Company, on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6           The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.7           The Fund covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

           5.8           As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

          6.           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           6.1           All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2           The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

           6.3           The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Fund's name by the Fund's President or Vice President and the Fund's Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

          7.            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1           All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2           The Company shall have delivered to the Fund on the Closing Date a certificate executed in the Company's name by the Company's President or Vice President and the Company's Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

          8.           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Charter and the 1940 Act.

           8.2           On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3           All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4           The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

           8.5           The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

           8.6           The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                     (a)   The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

          9.           TERMINATION OF AGREEMENT; EXPENSES.

           9.1           This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

           9.2           If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Company or the Fund, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

           9.3           The Fund shall bear the aggregate expenses of the transactions contemplated hereby.

           10.           WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

           11.           MISCELLANEOUS.

           11.1           None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

           11.2           This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

           11.3           This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Company, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the State of Maryland without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

           11.4           This Agreement may be amended only by a signed writing between the parties.

           11.5           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           11.6           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           11.7           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Fund or the Company, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Charter or the Company's Charter, respectively.

          IN WITNESS WHEREOF, the Fund and the Company, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS A BONDS PLUS, INC. By: J. David Officer /s/J. David Officer, President

ATTEST:	/s/Jeff Prusnofsky Jeff Prusnofsky, Assistant Secretary

DREYFUS INVESTMENT GRADE FUNDS, INC., on behalf of Dreyfus Intermediate Term Income Fund By: /s/J. David Officer J. David Officer, President

ATTEST:	/s/Jeff Prusnofsky Jeff Prusnofsky, Assistant Secretary

Exhibit B

DESCRIPTION OF THE COMPANY'S BOARD MEMBERS

           Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Century Business Services, Inc., a provider of
   outsourcing functions for small and medium
   size companies, Director
The Newark Group, a provider of a national
   market of paper recovery facilities, paperboard
   mills and paperboard converting plants,
   Director
Sunair Services Corporation, a provider of a
   certain outdoor-related services to homes
and businesses, Director

Clifford L. Alexander, Jr. (74) Board Member (2003)	President of Alexander & Associates, Inc., a management consulting firm (January 1981-present) Chairman of the Board of Moody's Corporation (October 2000 - October 2003)	Mutual of America Life Insurance Company, Director

David W. Burke (71) Board Member (1994)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

Whitney I. Gerard (73) Board Member (1993)	Partner of Chadbourne & Parke LLP	None

George L. Perry (73) Board Member (1992)	Economist and Senior Fellow at Brookings Institution	None

_________________________
1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

DREYFUS A BONDS PLUS, INC.

           The undersigned shareholder of Dreyfus A Bonds Plus, Inc. (the "Fund") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on December 21, 2007, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, at 10:00 a.m., on Wednesday, February 27, 2008, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

           3.   TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

           4.   INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

           5.   MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s)            (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), a series of Dreyfus Investment Grade Funds, Inc., in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
/_/ /_/ /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2007

Acquisition of the Assets of

DREYFUS A BONDS PLUS, INC.

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Class A Shares of

DREYFUS PREMIER INTERMEDIATE TERM
INCOME FUND
(A Series of Dreyfus Investment Grade Funds, Inc.)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 17, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus A Bonds Plus, Inc. (the "Fund") in exchange for Class A shares of Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated December 3, 2007.

2.	The Acquiring Fund's Annual Report for the fiscal year ended July 31, 2007.

3.	The Fund's Annual Report for the fiscal year ended March 31, 2007.

4.	The Fund's Semi-Annual Report for the six-month period ended September 30, 2007.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of September 30, 2007.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated December 17, 2007 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated December 3, 2007 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, filed November 30, 2007 (File No. 33-48926). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated July 31, 2007, filed September 28, 2007.

          The Fund's Statement of Additional Information dated August 1, 2007 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A, filed July 25, 2007 (File No. 2-55614). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated March 31, 2007, filed May 30, 2007, and Semi-Annual Report dated September 30, 2007.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
September 30, 2007 (Unaudited)

                                                             Dreyfus
                                                           Intermediate    Dreyfus     Dreyfus Premier  Dreyfus Premier    Pro Forma
                                                           Term Income     A-Bonds         Managed         Core Bond       Combined
                                                               Fund       Plus, Inc.     Income Fund          Fund           (*)

                                          Coupon  Maturity
Bonds and Notes--90.1%                   Rate (%)   Date                              Principal Amount ($)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--.1%
L-3 Communications,
  Gtd. Bonds                               3.00    8/1/35    440,000                        45,000           625,000      1,110,000
Raytheon,
  Sr. Notes                                5.50  11/15/12                  375,000                                          375,000

Agricultural--.3%
Philip Morris,
  Debs.                                    7.75   1/15/27  1,495,000 a   1,475,000         105,000         2,000,000 a    5,075,000

Asset-Backed Ctfs./Auto
  Receivables--1.5%
Americredit Prime Automobile
  Receivables, Ser. 2007-1, Cl. E          6.96    3/8/16  1,140,000 b     540,000 b       120,000 b       1,230,000 b    3,030,000
Capital Auto Receivables
  Asset Trust, Ser. 2005-1,
 Cl. C,                                    4.73   9/15/10                                  425,000                          425,000
Capital Auto Receivables Asset
  Trust, Ser. 2005-1, Cl. D                6.50   5/15/12    900,000 b                                     1,100,000 b    2,000,000
Capital Auto Receivables Asset
  Trust, Ser. 2006-1, Cl. D                7.16   1/15/13  1,050,000 b                                                    1,050,000
Capital Auto Receivables Asset
  Trust, Ser. 2007-1, Cl. D                6.57   9/16/13    500,000 b                     500,000 b         708,000 b    1,708,000
Daimler Chrysler Auto Trust,
  Ser. 2004-A, Cl. CTFS                    2.85    8/8/10                                  110,000                          110,000
Ford Credit Auto Owner Trust,
  Ser. 2004-A, Cl. C                       4.19   7/15/09  1,000,000                        50,000         1,400,000      2,450,000
Ford Credit Auto Owner Trust,
  Ser. 2005-A, Cl. A4                      3.72  10/15/09                1,135,000                                        1,135,000
Ford Credit Auto Owner Trust,
  Ser. 2005-B, Cl. B                       4.64   4/15/10  1,405,000     1,140,000         125,000         1,985,000      4,655,000
Ford Credit Auto Owner Trust,
  Ser. 2005-C, Cl. C                       4.72   2/15/11    720,000       365,000          85,000           770,000      1,940,000
Ford Credit Auto Owner Trust,
  Ser. 2006-B, Cl. D                       7.12   2/15/13    700,000 b                                       900,000 b    1,600,000
Ford Credit Auto Owner Trust,
  Ser. 2006-C, Cl. C                       5.47   9/15/12                  340,000                                          340,000
Ford Credit Auto Owner Trust,
  Ser. 2007-A, Cl. D                       7.05  12/15/13  1,575,000 b     300,000 b       250,000 b       1,700,000 b    3,825,000
GS Auto Loan Trust,
  Ser. 2004-1, Cl. A4                      2.65   5/16/11                                                    201,705        201,705
Hyundai Auto Receivables Trust,
  Ser. 2006-B, Cl. C                       5.25   5/15/13    495,000                        50,000                          545,000
Hyundai Auto Receivables Trust,
  Ser. 2007-A, Cl. A3A                     5.04   1/17/12                  465,000                                          465,000
Wachovia Automobile Loan Owner
  Trust, Ser. 2007-1, Cl. D                5.65   2/20/13                  945,000                                          945,000
WFS Financial Owner Trust,
  Ser. 2004-1, Cl. A4                      2.81   8/22/11                                                    224,581        224,581
WFS Financial Owner Trust,
  Ser. 2004-3, Cl. B                       3.51   2/17/12     82,610                        50,236                          132,846
WFS Financial Owner Trust,
  Ser. 2004-4, Cl. B                       3.13   5/17/12     86,887                        55,406                          142,293
WFS Financial Owner Trust,
  Ser. 2005-2, Cl. B                       4.57  11/19/12  2,065,000       575,000         170,000         2,560,000      5,370,000
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. B                       4.50   5/17/13                  390,000          95,000                          485,000
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. C                       4.54   5/17/13                                   50,000                           50,000

Asset-Backed Ctfs./Credit Cards--2%
American Express Credit Account
  Master Trust, Ser. 2007-6,
  Cl. C                                    6.14   1/15/13  2,210,000 b,c 2,100,000 b,c     435,000 b.c     2,350,000 b,c  7,095,000
BA Credit Card Trust,
  Ser. 2007-C1, Cl. C1                     6.04   6/15/14                2,875,000 c                                      2,875,000
Chase Issuance Trust,
  Ser. 2006-C4, Cl. C4                     6.04   1/15/14                                  435,000 c                        435,000
Citibank Credit Card Issuance
  Trust, Ser. 2006-C4, Cl. C4              6.04    1/9/12 10,235,000 c   4,530,000 c                                     14,765,000
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                 5.86   2/25/37                  960,000 c                                        960,000
MBNA Credit Card Master Note
  Trust, Ser. 2002-C1, Cl. C1              6.80   7/15/14  5,268,000                                      11,322,000     16,590,000

Asset-Backed Ctfs./Home Equity
  Loans--2%
Accredited Mortgage Loan Trust,
  Ser. 2006-1, Cl. A1                      5.19   4/25/36                  231,064 c                                        231,064
Ameriquest Mortgage Securities,
  Ser. 2003-11, Cl. AF6                    5.14   1/25/34                  925,000 c                                        925,000
Bayview Financial Acquisition
  Trust, Ser. 2005-B, Cl. 1A6              5.21   4/28/39  1,795,000 c                                     2,550,000 c    4,345,000
Carrington Mortgage Loan Trust,
  Ser. 2006-RFC1, Cl. A1                   5.17   5/25/36                  239,941 c                                        239,941
Centex Home Equity,
  Ser. 2006-A, Cl. AV1                     5.18   6/25/36    157,998 c     112,734 c                         341,617 c      612,349
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF1, Cl. A5                    5.01   2/25/35  1,700,000                       140,000         2,350,000      4,190,000
Citicorp Residential Mortgage
  Securities, Ser. 2006-1, Cl. A1          5.96   7/25/36    905,209 c   1,590,581 c       100,866 c                      2,596,656
Citicorp Residential Mortgage
  Securities, Ser. 2006-2,
  Cl. A1A                                  5.87   9/25/36    395,159 c     760,948 c                                      1,156,107
Citicorp Residential Mortgage
  Securities, Ser. 2006-2, Cl. A2          5.56   9/25/36                1,600,000 c                                      1,600,000
Citicorp Residential Mortgage
  Securities, Ser. 2007-2,
  Cl. A1A                                  5.98   6/25/37                1,631,721 c       527,910 c                      2,159,631
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M8          7.00   6/25/37                  150,000 c                                        150,000
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M9          7.00   6/25/37                  525,000 c                                        525,000
Countrywide Asset-Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                  5.26   7/25/36    248,050 c                      23,749 c                        271,799
Countrywide Asset-Backed
  Certificates, Ser. 2006-SPS1,
  Cl. A                                    5.24  12/25/25                1,119,527 c                                      1,119,527
Credit-Based Asset Servicing and
  Securitization, Ser. 2005-CB8,
  Cl. AF1B                                 5.45  12/25/35                  164,024 c                                        164,024
Credit-Based Asset Servicing and
  Securitization, Ser. 2006-CB2,
  Cl. AF1                                  5.72  12/25/36                  119,006 c                                        119,006
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                 5.86   2/25/37  1,520,000                       160,000         1,715,000      3,395,000
First NLC Trust,
  Ser. 2005-3, Cl. AV2                     5.36  12/25/35                  312,260 c                                        312,260
GSAA Trust,
  Ser. 2006-7, Cl. AV1                     5.21   3/25/46                  589,418 c                                        589,418
GSAMP Trust,
  Ser. 2006-S4, Cl. A1                     5.22   5/25/36                  289,900 c                                        289,900
J.P. Morgan Mortgage Acquisition,
  Ser. 2006-CW1, Cl. A2                    5.17   5/25/36                  183,691 c                                        183,691
J.P. Morgan Mortgage Acquisition,
  Ser. 2007-HE1, Cl. AF1                   5.42    4/1/37                1,264,019 c                                      1,264,019
Morgan Stanley ABS Capital I,
  Ser. 2006-HE3, Cl. A2A                   5.17   4/25/36    617,395 c     183,783 c        14,358 c                        815,536
Morgan Stanley Mortgage Loan
  Trust, Ser. 2006-15XS, Cl. A6B           5.83  11/25/36    740,000 c     485,000 c        75,000 c         955,000 c    2,255,000
Newcastle Mortgage Securities
  Trust, Ser. 2006-1, Cl. A1               5.20   3/25/36                  430,032 c                                        430,032
Ownit Mortgage Loan Asset Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                  5.42  12/25/36                  787,764 c                                        787,764
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-6, Cl. M1               5.91   1/25/36  1,525,000 c                     145,000 c       2,100,000 c    3,770,000
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-D, Cl. A1               5.36   1/25/36                  243,865 c                                        243,865
Renaissance Home Equity Loan
  Trust, Ser. 2005-2, Cl. M9               6.64   8/25/35                                  130,000 c                        130,000
Renaissance Home Equity Loan
  Trust, Ser. 2006-2, Cl. AF1              6.00   8/25/36                  480,115 c                                        480,115
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M2          5.61   2/25/35  1,585,000 c                                     2,105,000 c    3,690,000
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M3          5.68   2/25/35    490,000 c                                       600,000 c    1,090,000
Residential Asset Securities,
  Ser. 2001-KS3, Cl. MII1                  5.96   9/25/31                                   61,551 c                         61,551
Residential Asset Securities,
  Ser. 2003-KS7, Cl. MI3                   5.75   9/25/33    723,951       236,676 c                         981,789      1,942,416
Residential Asset Securities,
  Ser. 2005-AHL2, Cl. M3                   5.60  10/25/35    450,000 c                                       555,000 c    1,005,000
Residential Asset Securities,
  Ser. 2006-EMX4, Cl. A1                   5.17   6/25/36                  292,586 c                                        292,586
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI1                                  5.24   3/25/36    213,510 c                                       292,588 c      506,098
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI2                                  5.50   3/25/36                  240,000 c                                        240,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M2                      5.73   5/25/35  1,120,000 c                                     1,400,000 c    2,520,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M3                      5.83   5/25/35                  317,185 c                                        317,185
Sovereign Commercial Mortgage
  Securities, Ser. 2007-C1, Cl. D          5.83   7/22/30                  420,000 b,c                                      420,000
Specialty Underwriting &
  Residential Finance,
  Ser. 2006-BC2, Cl. A2A                   5.19   2/25/37                  657,166 c                                        657,166
Wells Fargo Home Equity Trust,
  Ser. 2006-1, Cl. A1                      5.16   5/25/36                  165,222 c                                        165,222

Asset-Backed Ctfs./Manufactured
  Housing--.4%
Green Tree Financial,
  Ser. 1994-7, Cl. M1                      9.25   3/15/20  1,272,548       444,191          57,625         1,824,786      3,599,150
Origen Manufactured Housing,
  Ser. 2004-B, Cl. A2                      3.79  12/15/17                                   37,251                           37,251
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A1                      5.25   2/15/14                  379,875                                          379,875
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A2                      5.25  12/15/18  1,375,000                       115,000         1,500,000      2,990,000
Origen Manufactured Housing,
  Ser. 2005-B, Cl. M2                      6.48   1/15/37    745,000                                       1,000,000      1,745,000
Vanderbilt Mortgage Finance,
  Ser. 1999-A, Cl. 1A6                     6.75    3/7/29                                   80,000                           80,000

Automobile Manufacturers--.7%
Daimler Chrysler N.A. Holding,
  Gtd. Notes                               6.05   3/13/09  2,580,000 c                     320,000 c       1,950,000 c    4,850,000
DaimlerChrysler N.A. Holding,
  Gtd. Notes, Ser. E                       5.89  10/31/08  2,725,000 c                     250,000 c       3,745,000 c    6,720,000
DaimlerChrysler N.A. Holding,
  Gtd. Notes                               6.13   3/13/09  1,375,000 c                     135,000 c       1,925,000 c    3,435,000
DaimlerChrysler N.A. Holding,
  Notes                                    4.88   6/15/10                  295,000          65,000                          360,000

Automotive, Trucks & Parts--.1%
ERAC USA Finance,
  Notes                                    5.61   4/30/09                                                    965,000 b,c    965,000
ERAC USA Finance,
  Notes                                    7.95  12/15/09                                                  1,095,000 b    1,095,000
Goodyear Tire & Rubber,
  Sr. Notes                                9.13   12/1/09    295,000 b,c                    30,000 b,c       380,000 b,c    705,000

Banks--6.4%
BAC Capital Trust XIV,
  Bank Gtd. Notes                          5.63  12/31/49  2,930,000 c                     470,000 c       3,205,000 c    6,605,000
Barclays Bank,
  Sub. Notes                               5.93   9/29/49                  265,000 a,b,c                                    265,000
Barclays Bank,
  Jr. Sub. Bonds                           7.43  12/15/49                  120,000 b,c                                      120,000
Capital One Financial,
  Sr. Unsub. Notes                         6.00   9/10/09  5,275,000 c                     540,000 c       2,500,000 c    8,315,000
Chevy Chase Bank,
  Sub. Notes                               6.88   12/1/13  1,220,000       480,000         145,000         1,710,000      3,555,000
Chuo Mitsui Trust & Banking,
  Sub. Notes                               5.51  12/29/49                  385,000 b,c                                      385,000
Colonial Bank,
  Sub. Notes                               6.38   12/1/15  1,105,000       750,000         250,000         1,530,000      3,635,000
Colonial Bank,
  Sub. Notes                               8.00   3/15/09    385,000       250,000                           540,000      1,175,000
Ford Motor Credit,
  Sr. Notes                                5.80   1/12/09                                  335,000                          335,000
Glitnir Banki,
  Sub. Notes                               6.69   6/15/16                  450,000 b,c                                      450,000
Greater Bay Bancorp,
  Sr. Notes, Ser. B                        5.25   3/31/08                                  100,000                          100,000
ICICI Bank,
  Bonds                                    5.90   1/12/10    710,000 b,c   400,000 b,c                       850,000 b,c  1,960,000
Industrial Bank of Korea,
  Sub. Notes                               4.00   5/19/14  2,630,000 b,c                   275,000 b,c     3,305,000 b,c  6,210,000
Islandsbanki,
  Notes                                    5.52  10/15/08    975,000 b,c                    87,000 b,c     1,245,000 b,c  2,307,000
J.P. Morgan & Co.,
  Sub. Notes                               6.25   1/15/09  1,110,000                       160,000         1,155,000      2,425,000
Landsbanki Islands,
  Sr. Notes                                6.21   8/25/09  2,450,000 b,c                   250,000 b,c     3,225,000 b,c  5,925,000
M&T Bank,
  Sr. Unscd. Bonds                         5.38   5/24/12                  245,000                                          245,000
Manufacturers & Traders Trust,
  Sub. Notes                               5.59  12/28/20                  475,000 c                                        475,000
Marshall and Ilsley Bank,
  Sub. Notes, Ser. BN                      5.85   12/4/12  2,430,000 c   2,610,000 c       260,000 c       2,650,000 c    7,950,000
Marshall and Ilsley,
  Sr. Unscd. Notes                         5.63   8/17/09  2,765,000     1,395,000         325,000         2,945,000      7,430,000
Morgan Stanley,
  Notes                                    3.88   1/15/09                                  690,000                          690,000
NB Capital Trust IV,
  Gtd. Cap. Secs.                          8.25   4/15/27                1,000,000         180,000                        1,180,000
Northern Rock,
  Sub. Notes                               5.60   4/29/49                  975,000 b,c                                      975,000
Northern Rock,
  Sub. Notes                               5.60   4/30/49    350,000 b,c                                     350,000 b,c    700,000
Northern Rock,
  Sub. Notes                               6.59   6/28/49  1,130,000 b,c                                   1,175,000 b,c  2,305,000
Northern Rock,
  Sub. Notes                               6.59   6/29/49                                  215,000 b,c                      215,000
Popular North America,
  Notes                                    6.05  12/12/07  1,315,000 c                     125,000 c       1,815,000 c    3,255,000
Regions Financial,
  Sr. Notes                                5.44    8/8/08                1,450,000 c                                      1,450,000
Resona Bank,
  Notes                                    5.85   9/29/49                  385,000 b,c                                      385,000
Royal Bank of Scotland,
  Bonds                                    6.99   10/5/49  1,825,000 b,c                                   1,850,000b,c,g 3,675,000
Royal Bank of Scotland,
  Bonds                                    6.99  10/29/49                1,045,000 b,c,g   290,000 b,c,g                  1,335,000
Shinsei Finance Cayman,
  Jr. Sub. Bonds                           6.42   1/29/49                  795,000 b,c                                      795,000
Societe Generale,
  Sub. Notes                               5.92   4/29/49                  330,000 b,c                                      330,000
Sovereign Bancorp,
  Sr. Notes                                4.80    9/1/10                  925,000 c                                        925,000
Sovereign Bancorp,
  Sr. Unscd. Notes                         5.44   3/23/10  2,105,000 c     585,000 c       250,000 c       1,850,000 c    4,790,000
Sovereign Bancorp,
  Sr. Notes                                5.90    3/1/09  2,145,000 c                     195,000 c       2,965,000 c    5,305,000
SunTrust Preferred Capital I,
  Bank Gtd. Notes                          5.85  12/31/49  2,875,000 c     705,000 a,b,c   330,000 c       3,125,000 c    7,035,000
USB Capital IX,
  Gtd. Notes                               6.19   4/15/49  5,585,000 a,c 1,415,000 c       795,000 a,c     6,410,000 c   14,205,000
Wachovia,
  Sr. Notes                                3.63   2/17/09                                  155,000                          155,000
Wachovia Bank,
  Sub. Notes                               5.00   8/15/15                  850,000                                          850,000
Wachovia,
  Sub. Notes                               6.38   1/15/09                  915,000                                          915,000
Washington Mutual,
  Notes                                    5.66   1/15/10                  810,000 c                                        810,000
Wells Fargo & Co.,
  Notes                                    3.13    4/1/09  4,195,000                       795,000         4,500,000      9,490,000
Wells Fargo Bank N.A.,
  Sub. Notes                               7.55   6/21/10  1,895,000     2,855,000                         1,870,000      6,620,000
Wells Fargo & Co.,
  Sub. Notes                               6.38    8/1/11                  540,000                                          540,000
Western Financial Bank,
  Sub. Debs.                               9.63   5/15/12  1,695,000                       165,000         2,390,000      4,250,000
World Savings Bank,
  Sr. Notes                                4.50   6/15/09  4,065,000                       330,000         4,280,000      8,675,000
Zions Bancorporation,
  Sr. Unscd. Notes                         5.48   4/15/08  2,350,000 c     620,000 c       105,000 c                      3,075,000
Zions Bancorporation,
  Sub. Notes                               6.00   9/15/15                  825,000                                          825,000

Building & Construction--.5%
American Standard,
  Gtd. Notes                               7.38    2/1/08  1,530,000                       145,000         2,115,000      3,790,000
Centex,
  Sr. Unscd. Notes                         4.75   1/15/08    725,000                        65,000         1,010,000      1,800,000
D.R. Horton,
  Gtd. Notes                               5.88    7/1/13  1,365,000                       120,000         1,870,000      3,355,000
D.R. Horton,
  Sr. Unsub. Notes                         6.00   4/15/11                                   15,000
Masco,
  Sr. Unscd. Notes                         6.00   3/12/10  1,390,000 c     410,000 c       140,000 c       1,620,000 c    3,560,000
Owens Corning,
  Gtd. Notes                               6.50   12/1/16                  210,000                                          210,000

Chemicals--.2%
Equistar Chemicals/Funding,
  Gtd. Notes                              10.13    9/1/08    309,000       206,000          29,000           420,000        964,000
ICI Wilmington,
  Gtd. Notes                               4.38   12/1/08                  725,000                                          725,000
Lubrizol,
  Sr. Notes                                4.63   10/1/09                  815,000                                          815,000
RPM International,
  Sr. Notes                                4.45  10/15/09  1,140,000                       125,000         1,415,000      2,680,000
Rohm and Haas Holdings,
  Unsub. Notes                             5.60   3/15/13                  220,000                                          220,000

Commercial & Professional
  Services--.1%
ERAC USA Finance,
  Notes                                    5.61   4/30/09    700,000 b,c   200,000 b,c      70,000 b,c                      970,000
ERAC USA Finance,
  Notes                                    7.95  12/15/09    760,000 b     360,000 b       100,000 b                      1,220,000
ERAC USA Finance,
  Bonds                                    5.60    5/1/15                  550,000 b                                        550,000

Commercial Mortgage Pass-Through
  Ctfs.--4.2%
Banc of America Commercial
  Mortgage, Ser. 2005-2, Cl. A2            4.25   7/10/43                1,424,590                                        1,424,590
Banc of America Commercial
  Mortgage, Ser. 2002-2, Cl. A3            5.12   7/11/43                  300,000                                          300,000
Bayview Commercial Asset Trust,
  Ser. 2003-2, Cl. A                       5.71  12/25/33    505,134 b,c   303,081 b,c                       690,350 b,c  1,498,565
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. A                       5.49   4/25/34    636,882 b,c   303,277 b,c                                      940,159
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. M2                      6.33   4/25/34    192,076 b,c                                     283,059 b,c    475,135
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. A2                     5.53  11/25/35  1,538,477 b,c                   145,067 b,c     2,171,428 b,c  3,854,972
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B1                     6.23  11/25/35                                   76,351 b,c                       76,351
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B3                     8.13  11/25/35    381,756 b,c   190,878 b,c      76,351 b,c       534,458 b,c  1,183,443
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. B3                     8.63   1/25/36                  186,517 b,c                                      186,517
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. M5                     5.78   1/25/36    426,916 b,c                    82,896 b,c       911,859 b,c  1,421,671
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B2                     6.60   7/25/36                  673,353 b,c                                      673,353
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B3                     7.83   7/25/36    231,465 b,c                                     336,677 b,c    568,142
Bayview Commercial Asset Trust,
  Ser. 2006-SP1, Cl. A1                    5.40   4/25/36                  397,251 b,c                                      397,251
Bayview Commercial Asset Trust,
  Ser. 2006-SP2, Cl. A                     5.41   1/25/37  1,711,777 b,c                   182,474 b,c     2,337,402 b,c  4,231,653
Bear Stearns Commercial Mortgage
  Securities, Ser. 2003-T12,
  Cl. A3                                   4.24   8/13/39                                  295,000                          295,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A2                                   4.25   7/11/42  1,125,000                                       1,550,000      2,675,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A3                                   4.57   7/11/42                                  120,000                          120,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2005-T18,
  Cl. A2                                   4.56   2/13/42  1,365,000                       125,000         1,900,000      3,390,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW13,
  Cl. A3                                   5.52   9/11/41                  350,000                                          350,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW12,
  Cl. AAB                                  5.87   9/11/38                  715,000 c                                        715,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-T24,
  Cl. AAB                                  5.53  10/12/41                  775,000                                          775,000
Capco America Securitization,
  Ser. 1998-D7, Cl. A1B                    6.26  10/15/30    744,322       651,281          88,388           790,842      2,274,833
Chase Commercial Mortgage
  Securities, Ser. 1997-2, Cl. C           6.60  12/19/29                                   35,072                           35,072
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Ser. 2006-CD2,
  Cl. A2                                   5.41   1/15/46                  580,000                                          580,000
Credit Suisse/Morgan Stanley
  Commercial Mortgage
  Certificates, Ser. 2006-HC1A,
  Cl. A1                                   5.94   5/15/23  2,285,000 b,c   725,000 b,c      20,000 b,c     3,150,000 b,c  6,180,000
Crown Castle Towers,
  Ser. 2005-1A, Cl. D                      5.61   6/15/35  1,290,000 b     445,000 b       115,000 b       1,815,000 b    3,665,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. B                      5.36  11/15/36                  275,000 b                                        275,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. C                      5.47  11/15/36                  730,000 b                                        730,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. D                      5.77  11/15/36    745,000 b     550,000 b        75,000 b         960,000 b    2,330,000
DLJ Commercial Mortgage,
  Ser. 1998-CF2, Cl. A1B                   6.24  11/12/31                                  114,944                          114,944
DLJ Commercial Mortgage,
  Ser. 1998-CGI, Cl. A1B                   6.41   6/10/31                                  291,074                          291,074
Global Signal Trust,
  Ser. 2006-1, Cl. D                       6.05   2/15/36  1,650,000 b     580,000 b       160,000 b       2,275,000 b    4,665,000
Global Signal Trust,
  Ser. 2006-1, Cl. E                       6.50   2/15/36    400,000 b     320,000 b        35,000 b         550,000 b    1,305,000
GMAC Commercial Mortgage
  Securities, Ser. 2003-C3,
  Cl. A2                                   4.22   4/10/40  1,075,000                                       1,475,000      2,550,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. B                                    6.05    3/6/20                1,630,000 b,c                                    1,630,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. E                                    6.24    3/6/20                  610,000 b,c                                      610,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. F                                    6.28    3/6/20  2,605,000 b,c                   305,000 b,c     2,770,000 b,c  5,680,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. G                                    6.32    3/6/20  1,415,000 b,c                   150,000 b,c     1,545,000 b,c  3,110,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. K                                    6.85    3/6/20    915,000 b,c   350,000 b,c      95,000 b,c       995,000 b,c  2,355,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. L                                    7.10    3/6/20  3,060,000 b,c                   330,000 b,c     3,335,000 b,c  6,725,000
Greenwich Capital Commercial
  Funding, Ser. 2007-GG9, Cl. AAB          5.44   3/10/39                1,450,000                                        1,450,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2004-C1, Cl. A2                     4.30   1/15/38                  540,000                                          540,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2005-LDP5, Cl. A2                   5.20  12/15/44                1,250,000                                        1,250,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2006-LDP7, Cl. ASB                  6.07   4/15/45                  710,000 c                                        710,000
Mach One Trust Commercial
  Mortgage-Backed, Ser. 2004-1A,
  Cl. A1                                   3.89   5/28/40                                   27,970 b                         27,970
Merrill Lynch Mortgage Trust,
  Ser. 2005-CIP1, Cl. A2                   4.96   7/12/38                  885,000                                          885,000
Merrill Lynch Mortgage Trust,
  Ser. 2005-CKI1, Cl. A2                   5.40  11/12/37                  300,000 c                                        300,000
Morgan Stanley Capital I,
  Ser. 1998-HF1, Cl. E                     7.42   3/15/30    300,000 c                                                      300,000
Morgan Stanley Capital I,
  Ser. 1999-RM1, Cl. A2                    6.71  12/15/31                                  115,699                          115,699
Morgan Stanley Capital I,
  Ser. 1999-CAM1, Cl. A4                   7.02   3/15/32                                   28,077                           28,077
Morgan Stanley Capital I,
  Ser. 2006-T21, Cl. A2                    5.09  10/12/52                1,000,000                                        1,000,000
Morgan Stanley Capital I,
  Ser. 2006-IQ12, Cl. AAB                  5.33  12/15/43                1,540,000                                        1,540,000
Morgan Stanley Capital I,
  Ser. 2006-HQ9, Cl. A3                    5.71   7/12/44                1,550,000                                        1,550,000
Morgan Stanley Capital I,
  Ser. 2007-T27, Cl. A2                    5.80   6/11/42                  570,000 c                                        570,000
Morgan Stanley Dean Witter Capital I,
  Ser. 2001-PPM, Cl. A3                    6.54   2/15/31                                  102,547                          102,547
Nationslink Funding Corporation,
  Ser. 1998-2, Cl. A2                      6.48   8/20/30    952,391       404,440         107,633         1,014,362      2,478,826
SBA CMBS Trust,
  Ser. 2006-1A, Cl. D                      5.85  11/15/36    695,000 b     235,000 b        70,000 b         890,000 b    1,890,000
TIAA Real Estate,
  Ser. 2007-C4, Cl. A3                     6.10   8/15/39                  495,000 c                                        495,000
Washington Mutual Commercial
  Mortgage Securities Trust,
  Ser. 2003-C1A, Cl. A                     3.83   1/25/35  3,499,442 b   2,232,099 b       328,989 b       4,861,500 b   10,922,030

Diversified Financial
  Services--7.2%
Ameriprise Financial,
  Jr. Sub. Notes                           7.52    6/1/66  1,215,000 c     396,000 c       240,000 c       1,590,000 c    3,441,000
Amvescap,
  Gtd. Notes                               5.63   4/17/12  2,780,000       380,000         290,000         3,165,000      6,615,000
Bear Stearns,
  Sr. Unscd. Notes                         5.50   8/15/11                  785,000                                          785,000
Boeing Capital,
  Sr. Notes                                7.38   9/27/10                  890,000                                          890,000
Capmark Financial Group,
  Gtd. Notes                               5.88   5/10/12  3,245,000 b     860,000 b       340,000 b       4,095,000 b    8,540,000
CIT Group,
  Sr. Notes                                5.71   8/15/08  2,035,000 c                     185,000 c       2,820,000 c    5,040,000
Countrywide Financial,
  Gtd. Notes                               5.50    1/5/09                                  260,000 c                        260,000
Countrywide Financial,
  Gtd. Notes                               5.80    6/7/12                  540,000                                          540,000
Countrywide Home Loans,
  Gtd. Notes                               3.25   5/21/08                  375,000                                          375,000
Countrywide Home Loans,
  Notes                                    4.13   9/15/09  1,445,000                                       2,010,000      3,455,000
Credit Suisse First Boston USA,
  Notes                                    3.88   1/15/09    790,000                       315,000           560,000      1,665,000
Credit Suisse Guernsey,
  Jr. Sub. Notes                           5.86   5/29/49                  670,000 c                                        670,000
Credit Suisse USA,
  Sr. Unsub. Notes                         5.50   8/16/11                1,215,000 a                                      1,215,000
FCE Bank,
  Notes                            EUR     5.72   9/30/09                                                  2,155,000 c,d  2,155,000
FCE Bank,
  Notes                            EUR     5.73   9/30/09  1,980,000 c,d                   235,000 c,d                    2,215,000
Ford Motor Credit,
  Sr. Notes                                5.80   1/12/09  2,985,000                                       2,675,000      5,660,000
Ford Motor Credit,
  Unscd. Notes                             7.38  10/28/09                1,445,000                                        1,445,000
Fuji JGB Investment,
  Sub. Bonds                               9.87  12/29/49  1,175,000 b,c   750,000 b,c     100,000 b,c     1,620,000 b,c  3,645,000
General Electric Capital,
  Sr. Unscd. Notes, Ser. A                 4.13    9/1/09  1,053,000                       148,000         1,111,000      2,312,000
General Electric Capital,
  Notes, Ser. A                            4.63   9/15/09  1,200,000                       170,000         1,265,000      2,635,000
Glencore Funding,
  Gtd. Notes                               6.00   4/15/14  1,280,000 b     440,000 b       140,000 b       1,630,000 b    3,490,000
GMAC,
  Unsub. Notes                             6.81   5/15/09  1,700,000 c                     200,000 c       1,810,000 c    3,710,000
Goldman Sachs Capital II,
  Gtd. Bonds                               5.79  12/29/49  1,640,000 c     495,000 c       170,000 c       1,825,000 c    4,130,000
Goldman Sachs Group,
  Sub. Notes                               5.63   1/15/17                  330,000                                          330,000
HSBC Finance Capital Trust IX,
  Gtd. Notes                               5.91  11/30/35                  400,000 c                                        400,000
HSBC Finance,
  Notes                                    5.50   1/19/16                  800,000
HSBC Finance,
  Sr. Notes                                6.04   9/14/12  3,060,000 c                     280,000 c       4,195,000 c    7,535,000
International Lease Finance,
  Sr. Unscd. Notes                         5.72   5/24/10                                  125,000 c                        125,000
Janus Capital Group,
  Notes                                    6.25   6/15/12  1,955,000       545,000         345,000         2,125,000      4,970,000
Jefferies Group,
  Sr. Unscd. Debs.                         6.25   1/15/36                1,195,000                                        1,195,000
Jefferies Group,
  Sr. Unscd. Notes                         7.75   3/15/12    805,000                       140,000         1,050,000      1,995,000
John Deere Capital,
  Notes                                    5.66    9/1/09    770,000 c     555,000 a,b      80,000 c                      1,405,000
JPMorgan Chase & Co.,
  Sub. Notes                               5.13   9/15/14                1,460,000                                        1,460,000
Kaupthing Bank,
  Sr. Notes                                6.06   1/15/10  2,295,000 b,c                   235,000 b,c     2,960,000 b,c  5,490,000
Kaupthing Bank,
  Sub. Notes                               7.13   5/19/16                  350,000 b                                        350,000
Lehman Brothers Holdings,
  Sr. Notes                                6.00   7/19/12                  315,000 a                                        315,000
Leucadia National,
  Sr. Unscd. Notes                         7.00   8/15/13  1,100,000                       115,000         1,520,000      2,735,000
MBNA,
  Notes                                    6.13    3/1/13                1,345,000                                        1,345,000
MBNA Capital A,
  Gtd. Cap. Secs., Ser. A                  8.28   12/1/26    905,000                        80,000         1,300,000      2,285,000
Merrill Lynch,
  Sub. Notes                               5.70    5/2/17                1,025,000                                        1,025,000
Merrill Lynch & Co.,
  Notes, Ser. C                            4.25    2/8/10  4,302,000                       793,000         4,522,000      9,617,000
Merrill Lynch & Co.,
  Notes, Ser. C                            5.58    2/5/10    755,000 c                      80,000 c         887,000 c    1,722,000
Merrill Lynch & Co.,
  Sr. Unscd. Notes                         6.05   8/15/12  1,725,000                       205,000         1,840,000      3,770,000
Morgan Stanley,
  Notes                                    3.88   1/15/09  4,900,000                                       5,160,000     10,060,000
Morgan Stanley,
  Sr. Unscd. Notes                         5.75   8/31/12  1,175,000       950,000         165,000         1,235,000      3,525,000
Morgan Stanley,
  Sub. Notes                               4.75    4/1/14                1,919,000                                        1,919,000
MUFG Capital Finance 1,
  Bank Gtd. Bonds                          6.35   7/29/49                  590,000 c                                        590,000
Nuveen Investments,
  Sr. Unscd. Notes                         5.00   9/15/10                   93,000                                           93,000
NIPSCO Capital Markets,
  Notes                                    7.86   3/27/17                                   75,000                           75,000
Residential Capital,
  Gtd. Notes                               6.22    6/9/08                                   75,000 c                         75,000
Residential Capital,
  Gtd. Notes                               7.80  11/21/08  1,155,000 c                     120,000 c         865,000 c    2,140,000
Residential Capital,
  Gtd. Notes                               7.88   6/30/15    370,000                        44,000 c         398,000 c      812,000
Residential Capital,
  Gtd. Notes                               9.19   4/17/09  2,070,000 b,c                   205,000 b,c     2,855,000 b,c  5,130,000
SB Treasury,
  Jr. Sub. Bonds                           9.40  12/29/49  2,390,000 b,c                   280,000 b,c     3,330,000 b,c  6,000,000
SLM,
  Unscd. Notes, Ser. A                     4.50   7/26/10  1,425,000 a     750,000         180,000         1,350,000      3,705,000
SLM,
  Unscd. Notes, Ser. A                     5.50   7/27/09  2,740,000 a,c                   285,000 c       3,105,000 c    6,130,000
SMFG Preferred Capital,
  Sub. Bonds                               6.08   1/29/49                  835,000 b,c                                      835,000
Tokai Preferred Capital,
  Bonds                                    9.98  12/29/49  2,240,000 b,c                   220,000 b,c     3,115,000 b,c  5,575,000
Wachovia,
  Sr. Notes                                3.63   2/17/09  1,100,000                                       1,160,000      2,260,000
Windsor Financing,
  Gtd. Notes                               5.88   7/15/17    580,515 b     181,952 b                         801,457 b    1,563,924

Diversified Metals & Mining--.0%
Falconbridge,
  Bonds                                    5.38    6/1/15    154,000                        15,000           218,000        387,000
Wellpoint,
  Sr. Unsub. Notes                         5.88   6/15/17                  390,000                                          390,000

Electric Utilities--2.5%
AES,
  Sr. Notes                                9.38   9/15/10    395,000                        20,000           460,000        875,000
Appalachian Power,
  Sr. Unscd. Notes                         5.65   8/15/12    920,000                       110,000         1,075,000      2,105,000
Cinergy,
  Debs.                                    6.53  12/16/08  1,015,000                                       1,405,000      2,420,000
Cleveland Electric Illumination,
  Sr. Unscd. Notes                         5.70    4/1/17                  825,000                                          825,000
Consolidated Edison of NY,
  Sr. Unscd. Debs., Ser. D                 5.30   12/1/16                  675,000                                          675,000
Consumers Energy,
  First Mortgage Bonds, Ser. O             5.00   2/15/12                1,160,000                                        1,160,000
Dominion Resources,
  Sr. Unscd. Notes, Ser. B                 5.76  11/14/08  1,335,000 c                     140,000 c       1,725,000 c    3,200,000
Enel Finance Internation,
  Gtd. Notes                               5.70   1/15/13  1,920,000 b     275,000 b       275,000 b       1,985,000 b    4,455,000
FirstEnergy,
  Unsub. Notes, Ser. B                     6.45  11/15/11  2,580,000                       570,000         3,530,000 a    6,680,000
FPL Group Capital,
  Gtd. Debs.                               5.63    9/1/11                1,570,000                                        1,570,000
Gulf Power,
  Sr. Unsub. Notes, Ser. M                 5.30   12/1/16                  800,000                                          800,000
IPALCO Enterprises,
  Scd. Notes                               8.63  11/14/11                                   75,000 c                         75,000
National Grid,
  Sr. Unscd. Notes                         6.30    8/1/16  1,010,000     1,000,000         150,000         1,345,000      3,505,000
Niagara Mohawk Power,
  Sr. Unscd. Notes, Ser. G                 7.75   10/1/08    845,000                        90,000           940,000      1,875,000
NiSource Finance,
  Gtd. Notes                               6.06  11/23/09  1,675,000 c     385,000 c       275,000 c       2,030,000 c    4,365,000
NiSource Finance,
  Gtd. Notes                               5.25   9/15/17                  650,000                                          650,000
Nisource Finance,
  Sr. Unscd. Notes                         6.40   3/15/18    700,000                        95,000           735,000      1,530,000
Ohio Power,
  Unscd. Notes                             5.54    4/5/10  1,400,000 c     615,000 c       145,000 c       1,605,000 c    3,765,000
Southern,
  Sr. Unsub. Notes, Ser. A                 5.30   1/15/12                  475,000                                          475,000
TXU Electric Delivery,
  Bonds                                    6.07   9/16/08  4,440,000 b,c                   460,000 b,c     5,175,000 b,c 10,075,000
TXU,
  Sr. Notes, Ser. O                        4.80  11/15/09  2,335,000                       145,000         3,420,000      5,900,000
TXU,
  Unscd. Notes, Ser. C                     6.38    1/1/08                                   65,000                           65,000

Environmental Control--.4%
Allied Waste North America,
  Scd. Notes, Ser. B                       5.75   2/15/11    475,000       300,000          45,000           565,000      1,385,000
Allied Waste North America,
  Scd. Notes                               6.38   4/15/11    445,000       240,000          50,000           515,000      1,250,000
Oakmont Asset Trust,
  Notes                                    4.51  12/22/08  1,265,000 b                     130,000 b       1,630,000 b    3,025,000
Republic Services,
  Sr. Notes                                6.75   8/15/11                  610,000                                          610,000
USA Waste Services,
  Sr. Unscd. Notes                         7.00   7/15/28                  355,000                                          355,000
Waste Management,
  Sr. Unsub. Notes                         6.50  11/15/08    950,000                                       1,280,000      2,230,000

Food & Beverages--.5%
H.J. Heinz,
  Notes                                    6.43   12/1/20  1,625,000 b     425,000 b       150,000 b       2,250,000 b    4,450,000
Kraft Foods,
  Sr. Unscd. Notes                         6.00   2/11/13  1,210,000       150,000         200,000         1,290,000      2,850,000
Safeway,
  Sr. Unscd. Notes                         4.13   11/1/08    930,000                        85,000         1,295,000      2,310,000
Tyson Foods,
  Sr. Unscd. Notes                         6.85    4/1/16    800,000 c     520,000 a,c      80,000 c       1,100,000 c    2,500,000

Foreign/Governmental--2.5%
Arab Republic of Egypt,
  Unsub. Notes                     EGP     8.75   7/18/12  9,740,000 b,d                 1,110,000 b,d    10,360,000 b,d 21,210,000
Banco Nacional de
  Desenvolvimento
  Economico e Social, Unsub.
  Notes                                    5.84   6/16/08  2,080,000 c   1,185,000 c       220,000 c       2,655,000 c    6,140,000
Export-Import Bank of Korea,
  Sr. Notes                                4.50   8/12/09                1,075,000                                        1,075,000
Federal Republic of Brazil,
  Unscd. Bonds                     BRL    12.50    1/5/16  5,410,000 a,d 1,750,000 a,d     790,000 a,d     5,510,000 a,d 13,460,000
Mexican Bonos,
  Bonds, Ser. M                    MXN     9.00  12/22/11 25,645,000 d                   2,600,000 d      35,640,000 d   63,885,000
Mexican Bonos,
  Bonds, Ser. M 30                 MXN    10.00  11/20/36 11,615,000 d                   1,220,000 d      12,840,000 d   25,675,000
Republic of Argentina,
  Bonds                                    5.39    8/3/12 11,230,000 c   2,065,000 c     1,560,000 c      11,925,000 c   26,780,000
Republic of Argentina,
  Bonds, Ser. VII                          7.00   9/12/13                  720,000                                          720,000
Republic of El Salvador,
  Unscd. Notes                             8.50   7/25/11                                   60,000 b                         60,000
Russian Federation,
  Unsub. Bonds                             8.25   3/31/10  3,890,107 b     973,360 b       426,678 b       5,046,806 b   10,336,951

Health Care--.7%
American Home Products,
  Unscd. Notes                             6.95   3/15/11                  580,000 c                                        580,000
Baxter International,
  Sr. Unscd. Notes                         5.20   2/16/08  1,528,000                       140,000                        1,668,000
Community Health Systems,
  Sr. Notes                                8.88   7/15/15                  310,000 b                                        310,000
Coventry Health Care,
  Sr. Unscd. Notes                         5.95   3/15/17                  400,000                                          400,000
HCA,
  Sr. Unscd. Notes                         7.88    2/1/11  1,140,000                       115,000         1,470,000      2,725,000
HCA,
  Sr. Unscd. Notes                         8.75    9/1/10  1,395,000                       150,000         1,470,000      3,015,000
Medco Health Solutions,
  Sr. Unscd. Notes                         7.25   8/15/13  3,276,000       275,000          60,000                        3,611,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09                                  220,000 b                        220,000
Tenet Healthcare,
  Sr. Notes                                6.38   12/1/11  1,205,000                       125,000         1,440,000      2,770,000
Teva Pharmaceutical Finance,
  Gtd. Notes                               6.15    2/1/36                  565,000                                          565,000
UnitedHealth Group,
  Sr. Unscd. Notes                         5.38   3/15/16                  385,000                                          385,000

Lodging & Entertainment--.3%
Cinemark,
  Sr. Discount Notes                       9.75   3/15/14    200,000 e                      15,000 e         260,000 e      475,000
MGM Mirage,
  Gtd. Notes                               8.38    2/1/11                  350,000 a                                        350,000
MGM Mirage,
  Gtd. Notes                               8.50   9/15/10  1,575,000                       155,000         2,055,000      3,785,000
Mohegan Tribal Gaming Authority,
  Sr. Unscd. Notes                         6.13   2/15/13  1,000,000                        20,000         1,355,000      2,375,000

Machinery--.2%
Atlas Copco,
  Bonds                                    5.60   5/22/17                  290,000 b                                        290,000
Case New Holland,
  Gtd. Notes                               7.13    3/1/14    650,000       320,000          65,000           780,000      1,815,000
Terex,
  Gtd. Notes                               7.38   1/15/14  1,110,000                       115,000         1,540,000      2,765,000

Manufacturing--.1%
Tyco International Group,
  Gtd. Notes                               6.88   1/15/29    530,000                        60,000           650,000      1,240,000

Media--1.3%
AOL Time Warner,
  Gtd. Notes                               6.75   4/15/11                  900,000                                          900,000
British Sky Broadcasting,
  Gtd. Notes                               6.88   2/23/09                  900,000                                          900,000
Clear Channel Communications,
  Sr. Unscd. Notes                         4.50   1/15/10  1,700,000                                       2,300,000      4,000,000
Comcast,
  Gtd. Notes                               5.66   7/14/09  4,385,000 c                     450,000 c       5,235,000 c   10,070,000
Comcast,
  Gtd. Notes                               5.50   3/15/11                  990,000                                          990,000
Comcast,
  Gtd. Notes                               6.30  11/15/17  1,465,000                       205,000         1,550,000      3,220,000
News America Holdings,
  Gtd. Debs.                               7.70  10/30/25                  775,000                         2,975,000      3,750,000
News America,
  Gtd. Notes                               6.15    3/1/37  2,800,000                       435,000                        3,235,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09                                                  1,613,000 b    1,613,000
Time Warner,
  Gtd. Notes                               5.73  11/13/09                                  290,000 c

Oil & Gas--1.1%
Amerada Hess,
  Unscd. Notes                             6.65   8/15/11                  810,000                                          810,000
Anadarko Petroleum,
  Sr. Unscd. Notes                         6.09   9/15/09                                  534,000 c                        534,000
ANR Pipeline,
  Sr. Notes                                7.00    6/1/25                                   50,000                           50,000
BJ Services,
  Sr. Unscd. Notes                         5.75    6/1/08  4,850,000 c                     500,000 c       6,750,000 c   12,100,000
Chesapeake Energy,
  Gtd. Notes                               7.50   6/15/14                  155,000                                          155,000
Enterprise Products Operating,
  Gtd. Notes, Ser. B                       4.00  10/15/07  4,000,000                       405,000         4,720,000      9,125,000
Enterprise Products Operating,
  Gtd. Notes, Ser. B                       5.60  10/15/14                1,395,000                                        1,395,000
Gazprom,
  Sr. Unscd. Notes                         6.51    3/7/22                  715,000 b                                        715,000
Northwest Pipeline,
  Sr. Unscd. Notes                         6.63   12/1/07                                  210,000                          210,000

Packaging & Containers--.0%
Ball,
  Gtd. Notes                               6.88  12/15/12                  205,000                                          205,000
Crown Americas/Capital,
  Gtd. Notes                               7.63  11/15/13                  575,000                                          575,000

Paper & Forest Products--.3%
Sappi Papier Holding,
  Gtd. Notes                               6.75   6/15/12  1,095,000 b                     105,000 b       1,530,000 b    2,730,000
Temple-Inland,
  Gtd. Notes                               6.88   1/15/18  1,100,000       700,000 c       105,000 c       1,525,000      3,430,000

Property & Casualty
  Insurance--1.5%
Allmerica Financial,
  Debs.                                    7.63  10/15/25    760,000                        75,000           910,000      1,745,000
Allstate,
  Jr. Sub. Debs.                           6.50   5/15/57                  270,000 a,c                                      270,000
American International Group,
  Sr. Notes                                5.05   10/1/15                  470,000                                          470,000
Chubb,
  Sr. Unscd. Notes                         5.47   8/16/08  2,375,000     1,600,000         250,000         3,350,000      7,575,000
Hartford Financial Services
  Group,
  Sr. Unscd. Notes                         5.55   8/16/08    875,000       730,000                         1,190,000      2,795,000
Hartford Financial Services
  Group,
  Sr. Notes                                5.66  11/16/08  1,950,000                       250,000                        2,200,000
Leucadia National,
  Sr. Unscd. Notes                         7.13   3/15/17  3,465,000                       355,000         3,900,000      7,720,000
Lincoln National,
  Sr. Unscd. Notes                         5.78   3/12/10                  720,000 c       240,000 c                        960,000
Metlife,
  Sr. Notes                                5.50   6/15/14                2,195,000                                        2,195,000
Nippon Life Insurance,
  Notes                                    4.88    8/9/10  1,350,000 b     850,000 b                       1,900,000 b    4,100,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09  1,545,000 b                                                    1,545,000
Phoenix Cos.,
  Sr. Unscd. Notes                         6.68   2/16/08    735,000       355,000          70,000         1,025,000      2,185,000

Real Estate Investment
  Trusts--2.7%
Archstone-Smith Operating Trust,
  Notes                                    3.00   6/15/08  1,000,000                        85,000                        1,085,000
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                         5.25    5/1/15    180,000 a     900,000                           230,000 a    1,310,000
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                         5.63   8/15/14    340,000                                         455,000        795,000
Arden Realty,
  Notes                                    5.25    3/1/15                  675,000                                          675,000
Avalonbay Communities,
  Sr. Unscd. Notes                         6.63   9/15/11                  370,000                                          370,000
Boston Properties,
  Sr. Notes                                5.63   4/15/15    810,000                        85,000         1,120,000      2,015,000
Boston Properties,
  Sr. Notes                                5.00    6/1/15                  810,000                                          810,000
Commercial Net Lease Realty,
  Sr. Unscd. Notes                         6.15  12/15/15  1,100,000       375,000         100,000         1,505,000      3,080,000
Duke Realty,
  Notes                                    3.50   11/1/07    925,000       890,000          70,000         1,055,000      2,940,000
Duke Realty,
  Sr. Unscd. Notes                         5.63   8/15/11    350,000                                                        350,000
Duke Realty,
  Sr. Notes                                5.88   8/15/12                2,210,000         255,000                        2,465,000
Duke Realty,
  Sr. Notes                                6.95   3/15/11                                  170,000                          170,000
ERP Operating,
  Notes                                    4.75   6/15/09    560,000                        55,000         1,000,000      1,615,000
ERP Operating,
  Unscd. Notes                             5.50   10/1/12                  340,000                                          340,000
ERP Operating,
  Notes                                    5.25   9/15/14                  150,000                                          150,000
ERP Operating,
  Notes                                    5.13   3/15/16    825,000 a     615,000 a        75,000         1,125,000 a    2,640,000
ERP Operating,
  Unscd. Notes                             5.38    8/1/16                  255,000                                          255,000
Federal Realty Investment Trust,
  Sr. Unscd. Notes                         5.40   12/1/13    650,000                        50,000           825,000      1,525,000
Federal Realty Investment Trust,
  Notes                                    6.00   7/15/12    570,000       155,000          55,000           760,000      1,540,000
Federal Realty Investment Trust,
  Sr. Unscd. Notes                         5.65    6/1/16                  550,000                                          550,000
Healthcare Realty Trust,
  Sr. Unscd. Notes                         5.13    4/1/14  2,820,000       875,000                         3,800,000      7,495,000
Healthcare Realty Trust,
  Unscd. Notes                             8.13    5/1/11                                  225,000                          225,000
HRPT Properties Trust,
  Sr. Unscd. Notes                         6.29   3/16/11  1,350,000 c     412,000 c       125,000 c       1,788,000 c    3,675,000
Istar Financial,
  Sr. Unscd. Notes                         6.07    3/9/10  2,935,000 c   1,100,000 c       300,000 c       3,435,000 c    7,770,000
Liberty Property,
  Sr. Unscd. Notes                         5.50  12/15/16                  320,000                                          320,000
Mack-Cali Realty,
  Bonds                                    5.80   1/15/16                  690,000                                          690,000
Mack-Cali Realty,
  Notes                                    5.25   1/15/12    580,000       675,000          55,000           800,000      2,110,000
Mack-Cali Realty,
  Unscd. Notes                             5.05   4/15/10  1,600,000       400,000         335,000         2,300,000      4,635,000
Mack-Cali Realty,
  Sr. Unscd. Notes                         5.13   1/15/15                                   75,000                           75,000
Regency Centers,
  Gtd. Notes                               5.25    8/1/15  1,450,000 a     220,000         125,000         2,000,000      3,795,000
Regency Centers,
  Sr. Unscd. Notes                         5.88   6/15/17                  185,000                                          185,000
Simon Property Group,
  Notes                                    4.60   6/15/10  1,098,000                       105,000                        1,203,000
Simon Property Group,
  Notes                                    4.88   8/15/10    850,000                        75,000         1,180,000      2,105,000
Simon Property Group,
  Unsub. Notes                             5.00    3/1/12                1,000,000                                        1,000,000
Simon Property Group,
  Unscd. Notes                             5.75    5/1/12                  200,000                                          200,000
Socgen Real Estate,
  Bonds                                    7.64  12/29/49                1,590,000 b,c                                    1,590,000

Residential Mortgage Pass-
  Through Ctfs.--3.4%
American General Mortgage Loan
  Trust, Ser. 2006-1, Cl. A1               5.75  12/25/35    598,112 b,c                    55,210 b,c                      653,322
Banc of America Mortgage
  Securities, Ser. 2001-4,
  Cl. 2B3                                  6.75   4/20/31    154,643                                                        154,643
Banc of America Mortgage
  Securities, Ser. 2004-F,
  Cl. 2A7                                  4.15   7/25/34                                  270,857 c                        270,857
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B2                     6.83   4/25/36                  187,960 b,c                                      187,960
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B3                     8.08   4/25/36    388,451 b,c                                     522,112 b,c    910,563
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. M6                     5.77   4/25/36    375,921 b,c                                     425,208 b,c    801,129
ChaseFlex Trust,
  Ser. 2006-2, Cl. A1A                     5.59   9/25/36    390,766       303,929 c        43,418 c                        738,113
ChaseFlex Trust,
  Ser. 2006-2, Cl. A5                      5.99   9/25/36  1,200,000                       120,000 c       1,600,000 c    2,920,000
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF2                   4.92   8/25/35     96,192 c     138,517 c         9,619 c         130,822 c      375,150
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF7                   5.25   8/25/35                1,650,000 c                                      1,650,000
Citigroup Mortgage Loan Trust,
  Ser. 2006-WF1, Cl. A2A                   5.70   3/25/36                   45,828 c                                         45,828
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Ser. 2002-J4, Cl. B3                     5.85  10/25/32                                                    329,460 c      329,460
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2003-8, Cl. B3                      5.00   5/25/18    230,943 b                                                      230,943
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2005-31, Cl. 2A1                    5.50   1/25/36    922,845 c                                                      922,845
CSAB Mortgage Backed Trust,
  Ser. 2006-3, Cl. A1A                     6.00  11/25/36                1,912,021 c        74,536 c                      1,986,557
First Horizon Alternative Mortgage
  Securities, Ser. 2004-FA1,
  Cl. 1A1                                  6.25  10/25/34  5,518,007     3,705,877                         3,358,118     12,582,002
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M2                     5.88   2/25/36  1,291,836 c                     121,956 c       1,788,695 c    3,202,487
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M3                     6.63   2/25/36  1,038,889 c                      90,338 c       1,460,768 c    2,589,995
Impac Secured Assets CMN Owner
  Trust, Ser. 2006-1, Cl. 2A1              5.48   5/25/36    704,489 c     474,356 c        65,752 c         962,802 c    2,207,399
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B1                    6.05   6/25/36    399,271 c                                       498,997 c      898,268
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B2                    6.05   6/25/36                  119,759 c                                        119,759
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR25, Cl. 4A2                  6.14   9/25/36  1,087,488 c   1,268,736 c        90,624 c       1,449,984 c    3,896,832
J.P. Morgan Alternative Loan
  Trust, Ser. 2006-S4, Cl. A6              5.71  12/25/36    890,000 c                     105,000 c       1,000,000 c    1,995,000
J.P. Morgan Mortgage Trust,
  Ser. 2005-A1, Cl. 5A1                    4.49   2/25/35    744,909 c                      65,521 c       1,036,578 c    1,847,008
New Century Alternative Mortgage
  Loan Trust, Ser. 2006-ALT2,
  Cl. AF6A                                 5.89  10/25/36    695,000 c                      70,000 c         890,000 c    1,655,000
Nomura Asset Acceptance,
  Ser. 2005-AP1, Cl. 2A5                   4.86   2/25/35                                  200,000 c                        200,000
Nomura Asset Acceptance,
  Ser. 2005-AP2, Cl. A5                    4.98   5/25/35  1,725,000 c     775,000 c       150,000 c       2,355,000 c    5,005,000
Nomura Asset Acceptance,
  Ser. 2005-WF1, Cl. 2A5                   5.16   3/25/35  1,195,000 c     779,000 c       115,000 c       1,630,000 c    3,719,000
Prudential Home Mortgage
  Securities, Ser. 1994-A, Cl. 5B          6.73   4/28/24                                                      3,287 b,c      3,287
Residential Funding Mortgage
  Securities I, Ser. 2004-S3,
  Cl. M1                                   4.75   3/25/19                1,126,404                                        1,126,404
Structured Asset Mortgage
  Investments, Ser. 1998-2, Cl. B          5.86   4/30/30                                    1,691 c                          1,691
Terwin Mortgage Trust,
  Ser. 2006-9HGA Cl. A1                    5.21  10/25/37    697,702 b,c                                                    697,702
Washington Mutual,
  Ser. 2004-AR7, Cl. A6                    3.94   7/25/34                                  135,000 c                        135,000
Washington Mutual,
  Ser. 2003-AR10, Cl. A6                   4.06  10/25/33                                  203,000 c                        203,000
Washington Mutual,
  Ser. 2004-AR9, Cl. A7                    4.15   8/25/34                                  165,000 c                        165,000
Washington Mutual Pass-Through
  Certificates, Ser. 2005-AR4,
  Cl. A4B                                  4.67   4/25/35  3,325,000 c   1,025,000 c                       4,525,000 c    8,875,000
Wells Fargo Mortgage Backed
  Securities Trust,
  Ser. 2005-AR1, Cl. 1A1                   4.54   2/25/35  4,288,950 c                     418,843 c       5,696,261 c   10,404,054
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2003-1,
  Cl. 2A9                                  5.75   2/25/33  1,800,000                       150,000         2,500,000      4,450,000

Retail--.5%
CVS Caremark,
  Sr. Unscd. Notes                         5.92    6/1/10  1,055,000 c     370,000 c       110,000 c       1,155,000 c    2,690,000
CVS Caremark,
  Sr. Unscd. Notes                         5.75   8/15/11                  255,000                                          255,000
Delhaize Group,
  Sr. Unscd. Notes                         6.50   6/15/17                  190,000 b                                        190,000
Federated Retail Holding,
  Gtd. Bonds                               5.35   3/15/12                  155,000                                          155,000
Federated Retail Holding,
  Gtd. Notes                               5.90   12/1/16                  265,000                                          265,000
Home Depot,
  Sr. Unscd. Notes                         5.82  12/16/09    815,000 c                      85,000 c       1,015,000 c    1,915,000
Lowe's Companies,
  Sr. Unscd. Notes                         5.60   9/15/12  1,270,000       165,000         180,000         1,325,000      2,940,000
May Department Stores,
  Unscd. Notes                             4.80   7/15/09                                   45,000                           45,000
May Department Stores,
  Gtd. Notes                               5.95   11/1/08    760,000                                       1,035,000      1,795,000
Saks,
  Gtd. Notes                               8.25  11/15/08        429                                                            429

State/Territory Gen Oblg--1.6%
California
  GO (Insured; AMBAC)                      3.50   10/1/27    525,000                        75,000           550,000      1,150,000
Erie Tobacco Asset
  Securitization/NY, Tobacco
  Settlement Asset-Backed Bonds            6.00    6/1/28                  595,000          75,000                          670,000
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds            7.31    6/1/34  4,525,000     2,410,000         410,000         5,505,000     12,850,000
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds            7.54    6/1/34  1,050,000 c     600,000 c       100,000 c       1,500,000 c    3,250,000
New York Counties Tobacco Trust
  IV, Tobacco Settlement
  Pass-Through Bonds                       6.00    6/1/27  1,750,000                       160,000         2,420,000      4,330,000
Tobacco Settlement Authority of
  Iowa, Tobacco Settlement
  Asset-Backed Bonds                       6.50    6/1/23  3,255,000     2,250,000         165,000         3,965,000      9,635,000
Tobacco Settlement Financing
  Corporation of New Jersey,
  Tobacco Settlement
  Asset-Backed Bonds                       4.50    6/1/23    715,000                       460,000                        1,175,000
Tobacco Settlement Finance
  Authority of West Virginia,
  Tobacco Settlement
  Asset-Backed Bonds                       7.47    6/1/47                                  300,000                          300,000
Washington Convention Center
  Authority, Senior Lien
  Dedicated Tax Revenue
  (Insured; AMBAC)                         4.50   10/1/23  1,345,000                       190,000         1,415,000      2,950,000

Steel--.0%
US Steel,
  Sr. Unsub. Notes                         5.65    6/1/13                  320,000                                          320,000

Telecommunications--2.4%
America Movil,
  Gtd. Notes                               5.30   6/27/08    455,000 b,c                    45,000 b,c       565,000 b,c  1,065,000
AT & T,
  Notes                                    5.46    2/5/10  2,390,000 c                     245,000 c       2,930,000 c    5,565,000
AT & T,
  Sr. Notes                                5.65   5/15/08  2,700,000 c     450,000 c       125,000 c       3,700,000 c    6,975,000
AT & T Wireless,
  Sr. Unsub. Notes                         8.75    3/1/31                  440,000                                          440,000
AT & T,
  Sr. Unscd. Notes                         7.30  11/15/11                  740,000 c                                        740,000
France Telecom,
  Unsub. Notes                             7.75    3/1/11  1,280,000 c                     110,000 c       1,090,000 c    2,480,000
Intelsat,
  Sr. Unscd. Notes                         5.25   11/1/08  1,540,000                       200,000         1,985,000      3,725,000
KPN,
  Sr. Unsub. Bonds                         8.38   10/1/30                  330,000                                          330,000
Nextel Communications,
  Gtd. Notes, Ser. F                       5.95   3/15/14  1,035,000       500,000          95,000         1,405,000      3,035,000
Qwest,
  Bank Note, Ser. B                        6.95   6/30/10    464,000 c                                                      464,000
Qwest,
  Bank Note, Ser. B                        6.95   6/30/10  1,858,000 c                                                    1,858,000
Qwest,
  Sr. Notes                                7.88    9/1/11    710,000                        65,000         1,965,000      2,740,000
Qwest,
  Notes                                    8.88   3/15/12                   50,000 c                                         50,000
Qwest,
  Sr. Notes                                8.94   6/15/13                                  100,000 c       1,600,000 c    1,700,000
Sprint Capital,
  Gtd. Notes                               8.75   3/15/32  1,235,000                       190,000         1,315,000      2,740,000
Telefonica Emisiones,
  Gtd. Notes                               5.89   6/19/09                                  240,000 c                        240,000
Telefonica Emisiones,
  Gtd. Notes                               5.98   6/20/11  2,425,000       625,000         470,000         3,205,000      6,725,000
Time Warner Cable,
  Sr. Unscd. Notes                         5.85    5/1/17  1,380,000 b     335,000 b       150,000 b       1,510,000 b    3,375,000
Time Warner,
  Gtd. Notes                               5.88  11/15/16  2,260,000                       265,000         2,410,000      4,935,000
U.S. West Communications,
  Notes                                    5.63  11/15/08                                   70,000                           70,000
Verizon Global Funding,
  Notes                                    7.75   6/15/32                  245,000                                          245,000
Windstream,
  Gtd. Notes                               8.13    8/1/13  1,435,000                       140,000         1,945,000      3,520,000

Textiles & Apparel--.1%
Mohawk Industries,
  Sr. Unscd. Notes                         5.75   1/15/11    990,000       700,000         275,000         1,370,000      3,335,000

Transportation--.2%
Ryder System,
  Notes                                    3.50   3/15/09  1,435,000                       130,000         1,980,000      3,545,000

U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
  Notes                                    5.13   8/23/10               13,515,000                                       13,515,000
Small Business Administration
  Participation Ctfs., Gov't
  Gtd. Ctfs., Ser. 97-J                    6.55   10/1/17                  509,198                                          509,198

U.S. Government Agencies/
  Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
  3.50%                                                                    261,236                                          261,236
  4.00%, 10/1/09                                                                            76,494                           76,494
  4.50%, 10/1/09                                                                            70,428                           70,428
  5.00%                                                                  1,670,000 f                                      1,670,000
  5.00%, 10/1/18                                                                           414,636                          414,636
  5.50%                                                   59,340,000 f  17,440,000 f     9,195,000 f      63,275,000 f  149,250,000
  5.50%, 6/1/34 - 4/1/37                                   7,605,237                       344,620         9,696,625     17,646,482
  6.00%, 7/1/37                                            1,392,268                                       1,669,764      3,062,032
  6.00%, 7/1/17 - 4/1/33                                                                 1,788,559                        1,788,559
  6.50%, 10/1/31 - 3/1/32                                     89,512                                         829,072        918,584
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 51, Cl. E, 10.00%,
    7/15/20                                                                296,225                                          296,225
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 2586, Cl. WE, 4.00%,
    12/15/32                                               4,550,989     2,163,703                                        6,714,692
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2731,
    Cl. PY, 5.00%, 5/15/26                                                                                 4,367,209 j    4,367,209
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only) Ser. 2750,
    Cl. IK, 5.00%, 5/15/26                                               4,617,400 j                                      4,617,400
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2752,
    Cl. GM, 5.00%, 3/15/26                                                                                 4,000,000 j    4,000,000
Federal National Mortgage
  Association:
  5.00%                                                   26,720,000 f  25,365,000 f     1,795,000 f      32,000,000 f   85,880,000
  5.50%                                                    5,535,000 f                     815,000 f       5,875,000 f   12,225,000
  6.00%                                                  100,380,000 f  29,955,000 f    12,150,000 f     100,380,000 f  242,865,000
  6.50%                                                    5,515,000 f                     645,000 f       5,850,000 f   12,010,000
  3.53%, 7/1/10                                                                            277,136                          277,136
  4.00%, 5/1/10                                                          1,377,551                                        1,377,551
  4.06%, 6/1/13                                                                            100,000                          100,000
  5.00%, 7/1/11 - 1/1/22                                   8,216,200                     1,873,938           832,086     10,922,224
  5.50%, 8/1/22 - 1/1/37                                  12,725,081       622,282       2,196,169        19,955,020     35,498,552
  6.00%, 1/1/19 - 8/1/37                                   1,714,218     1,549,871         218,502         5,481,229      8,963,820
  6.50%, 11/1/10 - 8/1/37                                  5,425,907                       811,807         7,665,930     13,903,644
  7.00%, 9/1/14 - 7/1/32                                                                    44,432            67,827        112,259
  8.00%, 12/1/25                                                            36,962                                           36,962
  Grantor Trust,
    Ser. 2001-T6, Cl. B, 6.09%,
    5/25/11                                                                                275,000
  Pass-Through Ctfs.,
    Ser. 2004-58, Cl. LJ,
    5.00%, 7/25/34                                         3,192,303     2,049,436                         4,459,645      9,701,384
  Pass-Through Ctfs.,
    Ser. 1988-16, Cl. B, 9.50%,
    6/25/18                                                                154,918                                          154,918
Government National Mortgage
  Association I:
  5.50%, 4/15/33                                                         4,510,118                                        4,510,118
  6.50%, 9/15/32                                                                            60,822                           60,822
  7.00%, 6/15/08                                                               432                                              432
  8.00%, 2/15/30 - 5/15/30                                                                   5,089                            5,089
  9.50%, 11/15/17                                                          308,407                                          308,407
  Ser. 2003-88, Cl. AC,
    2.91%, 6/16/18                                                                         190,991                          190,991
  Ser. 2003-64, Cl. A, 3.09%,
    4/16/24                                                                                  2,037                            2,037
  Ser. 2003-96, Cl. B, 3.61%,
    8/16/18                                                                                 68,319                           68,319
  Ser. 2004-9, Cl. A, 3.36%,
    8/16/22                                                                                 79,659                           79,659
  Ser. 2004-23, Cl. B, 2.95%,
    3/16/19                                                              2,361,724         120,233                        2,481,957
  Ser. 2004-43, Cl. A, 2.82%,
    12/16/19                                                                               313,158           520,626        833,784
  Ser. 2004-25, Cl. AC,
    3.38%, 1/16/23                                           326,420                       259,652                          586,072
  Ser. 2004-57, Cl. A, 3.02%,
    1/16/19                                                                                154,829                          154,829
  Ser. 2004-39, Cl. LC,
    5.50%, 12/20/29                                        4,800,000                                       5,535,000     10,335,000
  Ser. 2004-67, Cl. A, 3.65%,
    9/16/17                                                                                110,964                          110,964
  Ser. 2004-77, Cl. A, 3.40%,
    3/16/20                                                                                105,225                          105,225
  Ser. 2004-97, Cl. AB,
    3.08%, 4/16/22                                                                         187,617                          187,617
  Ser. 2004-108, Cl. A,
    4.00%, 5/16/27                                                                         111,336                          111,336
  Ser. 2004-51, Cl. A, 4.15%,
    2/16/18                                                                                151,096                          151,096
  Ser. 2005-87, Cl. A, 4.45%,
    3/16/25                                                                994,099                                          994,099
  Ser. 2005-9, Cl. A, 4.03%,
    5/16/22                                                                                 86,419                           86,419
  Ser. 2005-12, Cl. A, 4.04%,
    5/16/21                                                                                 60,685                           60,685
  Ser. 2005-42, Cl. A, 4.05%,
    7/16/20                                                1,611,293                       134,274         2,215,528      3,961,095
  Ser. 2005-14, Cl. A, 4.13%,
    2/16/27                                                                                106,763                          106,763
  Ser. 2005-67, Cl. A, 4.22%,
    6/16/21                                                  806,061                                       1,128,486      1,934,547
  Ser. 2005-34, Cl. A, 3.96%,
    9/16/21                                                1,255,831                                       1,742,267      2,998,098
  Ser. 2005-59, Cl. A, 4.39%,
    5/16/23                                                1,285,577                                       1,792,017      3,077,594
  Ser. 2005-50, Cl. A, 4.02%,
    10/16/26                                               1,184,876                        98,740         1,619,331      2,902,947
  Ser. 2005-29, Cl. A, 4.02%,
    7/16/27                                                1,788,493       860,288         158,474         2,490,307      5,297,562
  Ser. 2005-90, Cl. A, 3.76%,
    9/16/28                                                              1,348,502                                        1,348,502
  Ser. 2005-32, Cl. B, 4.39%,
    8/16/30                                                3,401,893     1,168,779         149,206         4,699,984      9,419,862
  Ser. 2005-79, Cl. A, 4.00%,
    10/16/33                                               1,316,705                       109,725         1,821,442      3,247,872
  Ser. 2006-6, Cl. A, 4.05%,
    10/16/23                                                               166,371                                          166,371
  Ser. 2006-3, Cl. A, 4.21%,
    1/16/28                                                              1,675,856                                        1,675,856
  Ser. 2006-5, Cl. A, 4.24%,
    7/16/29                                                              1,147,425                                        1,147,425
  Ser. 2006-55, Cl. A, 4.25%,
    7/16/29                                                              1,426,569                                        1,426,569
  Ser. 2006-66, Cl. A, 4.09%,
    1/16/30                                                              1,572,440                                        1,572,440
  Ser. 2007-46, Cl. A, 3.14%,
    11/16/29                                               1,240,264       639,976         138,910         1,289,875      3,309,025
  Ser. 2007-52, Cl. A, 4.05%,
    10/16/25                                               1,815,351       877,752         214,451         1,930,057      4,837,611
Federal National Mortgage
  Association, Grantor Trust,
  Ser. 2001-T11, Cl. B,
  5.50%, 9/25/11                                                                            75,000                           75,000
Government National Mortgage
  Association II:
  5.50%, 7/20/30                                              66,101 c                                       330,573 c      396,674
  6.38%, 4/20/30                                                                                             258,769 c      258,769
  6.50%, 2/20/31 - 7/20/31                                   271,775                                                        271,775
  7.00%, 11/20/29                                                757                                                            757

U.S. Government Securities--11.2%
U.S. Treasury Bonds
  4.50%, 2/15/36                                                         8,832,000 a       700,000                        9,532,000
  5.00%, 5/15/37                                             594,000 g  12,913,000         682,000 g       1,653,000 g   15,842,000
U.S. Treasury Notes:
  3.88%, 9/15/10                                          11,535,000                     4,720,000 a         230,000 a   16,485,000
  4.13%, 8/31/12                                                         7,730,000                                        7,730,000
  4.25%, 1/15/11                                          25,505,000 a                   1,540,000 a                     27,045,000
  4.38%, 12/31/07                                                        8,160,000 h                                      8,160,000
  4.50%, 5/15/10                                                           730,000 a                                        730,000
  4.50%, 9/30/11                                                         4,580,000 a                                      4,580,000
  4.50%, 4/30/12                                          14,310,000 a                  12,590,000 a      14,555,000 a   41,455,000
  4.50%, 5/15/17                                           4,625,000 a                     510,000 a       5,260,000 a   10,395,000
  4.63%, 12/31/11                                                        6,410,000 a                                      6,410,000
  4.63%, 11/15/16                                         25,790,000 a   7,045,000 a     3,925,000 a      12,425,000 a   49,185,000
  4.75%, 8/15/17                                           5,350,000 g  16,064,000       2,210,000 g      21,021,000 g   44,645,000
  5.13%, 6/30/08                                                         8,442,000 a                                      8,442,000

Total Bonds and Notes
  (cost $750,962,326, $390,304,526,
  $110,300,634 and $793,545,334
  respectively)

                                              Dreyfus                                  Dreyfus
                                           Intermediate   Dreyfus     Dreyfus Premier  Premier        Pro Forma
                                           Term Income     A-Bonds       Managed      Core Bond       Combined
                                               Fund       Plus, Inc.   Income Fund      Fund             (*)

Bonds and Notes--90.1%                                                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--.1%
L-3 Communications,
  Gtd. Bonds                                   511,500                    52,313      726,562        1,290,375
Raytheon,
  Sr. Notes                                                 379,610                                    379,610
                                               511,500      379,610       52,313      726,562        1,669,985

Agricultural--.3%
Philip Morris,
  Debs.                                      1,841,723    1,817,085      129,352    2,463,844        6,252,004

Asset-Backed Ctfs./Auto
  Receivables--1.5%
Americredit Prime Automobile
  Receivables, Ser. 2007-1, Cl. E            1,119,161      530,129      117,806    1,207,516        2,974,612
Capital Auto Receivables
  Asset Trust, Ser. 2005-1,
 Cl. C,                                                                  422,255                       422,255
Capital Auto
  Receivables Asset
  Trust, Ser. 2005-1, Cl. D                    893,812                              1,092,437        1,986,249
Capital Auto Receivables Asset
  Trust, Ser. 2006-1, Cl. D                  1,072,742                                               1,072,742
Capital Auto Receivables Asset
  Trust, Ser. 2007-1, Cl. D                    477,521                   477,521      676,170        1,631,212
Daimler Chrysler Auto Trust,
  Ser. 2004-A, Cl. CTFS                                                  109,939                       109,939
Ford Credit Auto Owner Trust,
  Ser. 2004-A, Cl. C                           997,778                    49,889    1,396,889        2,444,556
Ford Credit Auto Owner Trust,
  Ser. 2005-A, Cl. A4                                     1,126,090                                  1,126,090
Ford Credit Auto Owner Trust,
  Ser. 2005-B, Cl. B                         1,398,250    1,134,523      124,400    1,975,464        4,632,637
Ford Credit Auto Owner Trust,
  Ser. 2005-C, Cl. C                           713,789      361,852       84,267      763,358        1,923,266
Ford Credit Auto Owner Trust,
  Ser. 2006-B, Cl. D                           681,056                                875,644        1,556,700
Ford Credit Auto Owner Trust,
  Ser. 2006-C, Cl. C                                        335,620                                    335,620
Ford Credit Auto Owner Trust,
  Ser. 2007-A, Cl. D                         1,513,955      288,372      240,310    1,634,110        3,676,747
GS Auto Loan Trust,
  Ser. 2004-1, Cl. A4                                                                 201,478          201,478
Hyundai Auto Receivables Trust,
  Ser. 2006-B, Cl. C                           490,403                    49,536                       539,939
Hyundai Auto Receivables Trust,
  Ser. 2007-A, Cl. A3A                                      464,978                                    464,978
Wachovia Automobile Loan Owner
  Trust, Ser. 2007-1, Cl. D                                 915,563                                    915,563
WFS Financial Owner Trust,
  Ser. 2004-1, Cl. A4                                                                 223,414          223,414
WFS Financial Owner Trust,
  Ser. 2004-3, Cl. B                            81,549                    49,590                       131,139
WFS Financial Owner Trust,
  Ser. 2004-4, Cl. B                            85,672                    54,631                       140,303
WFS Financial Owner Trust,
  Ser. 2005-2, Cl. B                         2,051,371      571,205      168,878    2,543,104        5,334,558
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. B                                        386,764       94,212                       480,976
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. C                                                      49,330                        49,330
                                            11,577,059    6,115,096    2,092,564   12,589,584       32,374,303

Asset-Backed Ctfs./Credit Cards--2%
American Express Credit Account
  Master Trust, Ser. 2007-6,
  Cl. C                                      2,131,810    2,025,702      419,610    2,266,857        6,843,979
BA Credit Card Trust,
  Ser. 2007-C1, Cl. C1                                    2,733,047                                  2,733,047
Chase Issuance Trust,
  Ser. 2006-C4, Cl. C4                                                   417,155                       417,155
Citibank Credit Card Issuance
  Trust, Ser. 2006-C4, Cl. C4                9,975,770    4,415,265                                 14,391,035
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                                  957,200                                    957,200
MBNA Credit Card Master Note
  Trust, Ser. 2002-C1, Cl. C1                5,426,033                             11,661,644       17,087,677
                                            17,533,613   10,131,214      836,765   13,928,501       42,430,093

Asset-Backed Ctfs./Home Equity
  Loans--2%
Accredited Mortgage Loan Trust,
  Ser. 2006-1, Cl. A1                                       230,706                                    230,706
Ameriquest Mortgage Securities,
  Ser. 2003-11, Cl. AF6                                     900,844                                    900,844
Bayview Financial Acquisition
  Trust, Ser. 2005-B, Cl. 1A6                1,595,217                              2,266,185        3,861,402
Carrington Mortgage Loan Trust,
  Ser. 2006-RFC1, Cl. A1                                    239,066                                    239,066
Centex Home Equity,
  Ser. 2006-A, Cl. AV1                         157,803      112,595                   341,196          611,594
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF1, Cl. A5                      1,656,089                   136,384    2,289,299        4,081,772
Citicorp Residential Mortgage
  Securities, Ser. 2006-1, Cl. A1              901,453    1,583,983      100,448                     2,585,884
Citicorp Residential Mortgage
  Securities, Ser. 2006-2,
  Cl. A1A                                      393,295      757,358                                  1,150,653
Citicorp Residential Mortgage
  Securities, Ser. 2006-2, Cl. A2                         1,586,741                                  1,586,741
Citicorp Residential Mortgage
  Securities, Ser. 2007-2,
  Cl. A1A                                                 1,624,920      525,709                     2,150,629
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M8                            86,768                                     86,768
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M9                           330,519                                    330,519
Countrywide Asset-Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                      247,847                    23,730                       271,577
Countrywide Asset-Backed
  Certificates, Ser. 2006-SPS1,
  Cl. A                                                     784,162                                    784,162
Credit-Based Asset Servicing and
  Securitization, Ser. 2005-CB8,
  Cl. AF1B                                                  163,381                                    163,381
Credit-Based Asset Servicing and
  Securitization, Ser. 2006-CB2,
  Cl. AF1                                                   118,564                                    118,564
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                   1,515,566                   159,533    1,709,997        3,385,096
First NLC Trust,
  Ser. 2005-3, Cl. AV2                                      311,470                                    311,470
GSAA Trust,
  Ser. 2006-7, Cl. AV1                                      588,677                                    588,677
GSAMP Trust,
  Ser. 2006-S4, Cl. A1                                      276,853                                    276,853
J.P. Morgan Mortgage Acquisition,
  Ser. 2006-CW1, Cl. A2                                     183,158                                    183,158
J.P. Morgan Mortgage Acquisition,
  Ser. 2007-HE1, Cl. AF1                                  1,254,726                                  1,254,726
Morgan Stanley ABS Capital I,
  Ser. 2006-HE3, Cl. A2A                       615,473      183,211       14,313                       812,997
Morgan Stanley Mortgage Loan
  Trust, Ser. 2006-15XS, Cl. A6B               749,695      491,354       75,983      967,512        2,284,544
Newcastle Mortgage Securities
  Trust, Ser. 2006-1, Cl. A1                                428,295                                    428,295
Ownit Mortgage Loan Asset Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                                   779,583                                    779,583
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-6, Cl. M1                 1,480,711                   140,789    2,039,012        3,660,512
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-D, Cl. A1                                242,693                                    242,693
Renaissance Home Equity Loan
  Trust, Ser. 2005-2, Cl. M9                                              87,476                        87,476
Renaissance Home Equity Loan
  Trust, Ser. 2006-2, Cl. AF1                               478,518                                    478,518
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M2            1,554,088                              2,063,946        3,618,034
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M3              474,908                                581,521        1,056,429
Residential Asset Securities,
  Ser. 2001-KS3, Cl. MII1                                                 48,633                        48,633
Residential Asset Securities,
  Ser. 2003-KS7, Cl. MI3                       536,582      175,421                   727,688        1,439,691
Residential Asset Securities,
  Ser. 2005-AHL2, Cl. M3                       431,837                                532,599          964,436
Residential Asset Securities,
  Ser. 2006-EMX4, Cl. A1                                    291,529                                    291,529
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI1                                      212,445                                291,128          503,573
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI2                                                   237,842                                    237,842
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M2                          896,000                              1,120,000        2,016,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M3                                       312,185                                    312,185
Sovereign Commercial Mortgage
  Securities, Ser. 2007-C1, Cl. D                           363,699                                    363,699
Specialty Underwriting &
  Residential Finance,
  Ser. 2006-BC2, Cl. A2A                                    653,185                                    653,185
Wells Fargo Home Equity Trust,
  Ser. 2006-1, Cl. A1                                       165,036                                    165,036
                                            13,419,009   15,937,042    1,312,998   14,930,083       45,599,132

Asset-Backed Ctfs./Manufactured
  Housing--.4%
Green Tree Financial,
  Ser. 1994-7, Cl. M1                        1,320,343      460,874       59,789    1,893,321        3,734,327
Origen Manufactured Housing,
  Ser. 2004-B, Cl. A2                                                     36,820                        36,820
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A1                                       378,996                                    378,996
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A2                        1,381,597                   115,552    1,507,197        3,004,346
Origen Manufactured Housing,
  Ser. 2005-B, Cl. M2                          750,809                              1,007,797        1,758,606
Vanderbilt Mortgage Finance,
  Ser. 1999-A, Cl. 1A6                                                    79,419                        79,419
                                             3,452,749      839,870      291,580    4,408,315        8,992,514

Automobile Manufacturers--.7%
Daimler Chrysler N.A. Holding,
  Gtd. Notes                                 2,563,945                   318,009    1,937,865        4,819,819
DaimlerChrysler N.A. Holding,
  Gtd. Notes, Ser. E                         2,722,676                   249,787    3,741,806        6,714,269
DaimlerChrysler N.A. Holding,
  Gtd. Notes                                 1,369,921                   134,501    1,917,889        3,422,311
DaimlerChrysler N.A. Holding,
  Notes                                                     291,835       64,303                       356,138
                                             6,656,542      291,835      766,600    7,597,560       15,312,537

Automotive, Trucks & Parts--.1%
ERAC USA Finance,
  Notes                                                                               959,174          959,174
ERAC USA Finance,
  Notes                                                                             1,158,526        1,158,526
Goodyear Tire & Rubber,
  Sr. Notes                                    298,688                    30,375      384,750          713,813

Banks--6.4%                                    298,688                    30,375    2,502,450        2,831,513
BAC Capital Trust XIV,
  Bank Gtd. Notes                            2,790,213                   447,577    3,052,093        6,289,883
Barclays Bank,
  Sub. Notes                                                251,856                                    251,856
Barclays Bank,
  Jr. Sub. Bonds                                            127,751                                    127,751
Capital One Financial,
  Sr. Unsub. Notes                           5,243,471                   536,772    2,485,057        8,265,300
Chevy Chase Bank,
  Sub. Notes                                 1,192,550      469,200      141,738    1,671,525        3,475,013
Chuo Mitsui Trust & Banking,
  Sub. Notes                                                355,903                                    355,903
Colonial Bank,
  Sub. Notes                                 1,093,312      742,067      247,356    1,513,817        3,596,552
Colonial Bank,
  Sub. Notes                                   400,227      259,887                   561,358        1,221,472
Ford Motor Credit,
  Sr. Notes                                                              323,661                       323,661
Glitnir Banki,
  Sub. Notes                                                460,277                                    460,277
Greater Bay Bancorp,
  Sr. Notes, Ser. B                                                       99,955                        99,955
ICICI Bank,
  Bonds                                        704,240      396,755                   843,104        1,944,099
Industrial Bank of Korea,
  Sub. Notes                                 2,585,027                   270,298    3,248,484        6,103,809
Islandsbanki,
  Notes                                        974,731                    86,976    1,244,656        2,306,363
J.P. Morgan & Co.,
  Sub. Notes                                 1,123,959                   162,012    1,169,525        2,455,496
Landsbanki Islands,
  Sr. Notes                                  2,465,518                   251,584    3,245,427        5,962,529
M&T Bank,
  Sr. Unscd. Bonds                                          248,066                                    248,066
Manufacturers & Traders Trust,
  Sub. Notes                                                456,210                                    456,210
Marshall and Ilsley Bank,
  Sub. Notes, Ser. BN                        2,435,285    2,615,677      260,566    2,655,764        7,967,292
Marshall and Ilsley,
  Sr. Unscd. Notes                           2,779,635    1,402,384      326,720    2,960,588        7,469,327
Morgan Stanley,
  Notes                                                                  679,786                       679,786
NB Capital Trust IV,
  Gtd. Cap. Secs.                                         1,040,740      187,333                     1,228,073
Northern Rock,
  Sub. Notes                                                683,362                                    683,362
Northern Rock,
  Sub. Notes                                   245,309                                245,309          490,618
Northern Rock,
  Sub. Notes                                   792,270                                823,821        1,616,091
Northern Rock,
  Sub. Notes                                                             150,742                       150,742
Popular North America,
  Notes                                      1,317,129                   125,202    1,817,938        3,260,269
Regions Financial,
  Sr. Notes                                               1,446,646                                  1,446,646
Resona Bank,
  Notes                                                     362,683                                    362,683
Royal Bank of Scotland,
  Bonds                                      1,858,890                              1,884,354        3,743,244
Royal Bank of Scotland,
  Bonds                                                   1,064,406      295,385                     1,359,791
Shinsei Finance Cayman,
  Jr. Sub. Bonds                                            738,347                                    738,347
Societe Generale,
  Sub. Notes                                                313,164                                    313,164
Sovereign Bancorp,
  Sr. Notes                                                 904,312                                    904,312
Sovereign Bancorp,
  Sr. Unscd. Notes                           2,106,160      585,322      250,138    1,851,019        4,792,639
Sovereign Bancorp,
  Sr. Notes                                  2,142,737                   194,794    2,961,872        5,299,403
SunTrust Preferred Capital I,
  Bank Gtd. Notes                            2,823,612      692,399      324,102    3,069,144        6,909,257
USB Capital IX,
  Gtd. Notes                                 5,593,081    1,417,048      796,150    6,419,275       14,225,554
Wachovia,
  Sr. Notes                                                              152,225                       152,225
Wachovia Bank,
  Sub. Notes                                                802,992                                    802,992
Wachovia,
  Sub. Notes                                                929,997                                    929,997
Washington Mutual,
  Notes                                                     785,965                                    785,965
Wells Fargo & Co.,
  Notes                                      4,085,141                   774,181    4,382,154        9,241,476
Wells Fargo Bank N.A.,
  Sub. Notes                                 2,011,709    3,030,834                 1,985,170        7,027,713
Wells Fargo & Co.,
  Sub. Notes                                                559,067                                    559,067
Western Financial Bank,
  Sub. Debs.                                 1,820,242                   177,192    2,566,595        4,564,029
World Savings Bank,
  Sr. Notes                                  4,061,699                   329,732    4,276,525        8,667,956
Zions Bancorporation,
  Sr. Unscd. Notes                           2,351,887      620,498      105,084                     3,077,469
Zions Bancorporation,
  Sub. Notes                                                829,936                                    829,936
                                            54,998,034   24,593,751    7,697,261   56,934,574      144,223,620

Building & Construction--.5%
American Standard,
  Gtd. Notes                                 1,537,385                   145,700    2,125,209        3,808,294
Centex,
  Sr. Unscd. Notes                             718,858                    64,449    1,001,443        1,784,750
D.R. Horton,
  Gtd. Notes                                 1,224,359                   107,636    1,677,326        3,009,321
D.R. Horton,
  Sr. Unsub. Notes                                                        13,940                        13,940
Masco,
  Sr. Unscd. Notes                           1,372,454      404,825      138,233    1,599,551        3,515,063
Owens Corning,
  Gtd. Notes                                                203,167                                    203,167
                                             4,853,056      607,992      469,958    6,403,529       12,334,535

Chemicals--.2%
Equistar Chemicals/Funding,
  Gtd. Notes                                   320,588      213,725       30,088      435,750        1,000,151
ICI Wilmington,
  Gtd. Notes                                                721,638                                    721,638
Lubrizol,
  Sr. Notes                                                 808,723                                    808,723
RPM International,
  Sr. Notes                                  1,134,562                   124,404    1,408,250        2,667,216
Rohm and Haas Holdings,
  Unsub. Notes                                              219,599                                    219,599
                                             1,455,150    1,963,685      154,492    1,844,000        5,417,327

Commercial & Professional
  Services--.1%
ERAC USA Finance,
  Notes                                        695,774      198,793       69,577                       964,144
ERAC USA Finance,
  Notes                                        804,091      380,885      105,802                     1,290,778
ERAC USA Finance,
  Bonds                                                     532,711                                    532,711
                                             1,499,865    1,112,389      175,379                     2,787,633

Commercial Mortgage Pass-Through
  Ctfs.--4.2%
Banc of America Commercial
  Mortgage, Ser. 2005-2, Cl. A2                           1,418,000                                  1,418,000
Banc of America Commercial
  Mortgage, Ser. 2002-2, Cl. A3                             299,925                                    299,925
Bayview Commercial Asset Trust,
  Ser. 2003-2, Cl. A                           497,361      298,417                   679,727        1,475,505
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. A                           635,118      302,437                                    937,555
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. M2                          194,878                                287,188          482,066
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. A2                       1,501,876                   141,616    2,119,770        3,763,262
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B1                                                    76,487                        76,487
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B3                         386,342      193,171       77,268      540,878        1,197,659
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. B3                                      170,644                                    170,644
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. M5                         397,544                    77,193      849,123        1,323,860
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B2                                      672,791                                    672,791
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B3                         206,399                                300,217          506,616
Bayview Commercial Asset Trust,
  Ser. 2006-SP1, Cl. A1                                     391,209                                    391,209
Bayview Commercial Asset Trust,
  Ser. 2006-SP2, Cl. A                       1,673,874                   178,433    2,285,645        4,137,952
Bear Stearns Commercial Mortgage
  Securities, Ser. 2003-T12,
  Cl. A3                                                                 290,047                       290,047
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A2                                     1,109,523                              1,528,676        2,638,199
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A3                                                                 117,850                       117,850
Bear Stearns Commercial Mortgage
  Securities, Ser. 2005-T18,
  Cl. A2                                     1,352,238                   123,831    1,882,236        3,358,305
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW13,
  Cl. A3                                                    350,913                                    350,913
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW12,
  Cl. AAB                                                   725,088                                    725,088
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-T24,
  Cl. AAB                                                   774,525                                    774,525
Capco America Securitization,
  Ser. 1998-D7, Cl. A1B                        749,862      656,129       89,046      796,728        2,291,765
Chase Commercial Mortgage
  Securities, Ser. 1997-2, Cl. C                                          34,986                        34,986
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Ser. 2006-CD2,
  Cl. A2                                                    584,474                                    584,474
Credit Suisse/Morgan Stanley
  Commercial Mortgage
  Certificates, Ser. 2006-HC1A,
  Cl. A1                                     2,277,353      722,574       19,933    3,139,459        6,159,319
Crown Castle Towers,
  Ser. 2005-1A, Cl. D                        1,267,141      437,115      112,962    1,782,838        3,600,056
Crown Castle Towers,
  Ser. 2006-1A, Cl. B                                       272,665                                    272,665
Crown Castle Towers,
  Ser. 2006-1A, Cl. C                                       724,781                                    724,781
Crown Castle Towers,
  Ser. 2006-1A, Cl. D                          731,381      539,946       73,629      942,451        2,287,407
DLJ Commercial Mortgage,
  Ser. 1998-CF2, Cl. A1B                                                 115,795                       115,795
DLJ Commercial Mortgage,
  Ser. 1998-CGI, Cl. A1B                                                 291,765                       291,765
Global Signal Trust,
  Ser. 2006-1, Cl. D                         1,638,698      576,027      158,904    2,259,416        4,633,045
Global Signal Trust,
  Ser. 2006-1, Cl. E                           393,760      315,008       34,454      541,420        1,284,642
GMAC Commercial Mortgage
  Securities, Ser. 2003-C3,
  Cl. A2                                     1,062,635                              1,458,034        2,520,669
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. B                                                   1,618,992                                  1,618,992
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. E                                                     600,230                                    600,230
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. F                                      2,561,253                   299,878    2,723,482        5,584,613
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. G                                      1,391,980                   147,560    1,519,865        3,059,405
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. K                                        877,317      335,586       91,088      954,023        2,258,014
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. L                                      2,952,900                   318,450    3,218,275        6,489,625
Greenwich Capital Commercial
  Funding, Ser. 2007-GG9, Cl. AAB                         1,436,024                                  1,436,024
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2004-C1, Cl. A2                                      526,255                                    526,255
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2005-LDP5, Cl. A2                                  1,253,845                                  1,253,845
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2006-LDP7, Cl. ASB                                   726,841                                    726,841
Mach One Trust Commercial
  Mortgage-Backed, Ser. 2004-1A,
  Cl. A1                                                                  27,821                        27,821
Merrill Lynch Mortgage Trust,
  Ser. 2005-CIP1, Cl. A2                                    883,344                                    883,344
Merrill Lynch Mortgage Trust,
  Ser. 2005-CKI1, Cl. A2                                    301,987                                    301,987
Morgan Stanley Capital I,
  Ser. 1998-HF1, Cl. E                         301,196                                                 301,196
Morgan Stanley Capital I,
  Ser. 1999-RM1, Cl. A2                                                  117,004                       117,004
Morgan Stanley Capital I,
  Ser. 1999-CAM1, Cl. A4                                                  28,504                        28,504
Morgan Stanley Capital I,
  Ser. 2006-T21, Cl. A2                                     999,951                                    999,951
Morgan Stanley Capital I,
  Ser. 2006-IQ12, Cl. AAB                                 1,522,603                                  1,522,603
Morgan Stanley Capital I,
  Ser. 2006-HQ9, Cl. A3                                   1,570,310                                  1,570,310
Morgan Stanley Capital I,
  Ser. 2007-T27, Cl. A2                                     579,291                                    579,291
Morgan Stanley Dean Witter Capital
  I, Ser. 2001-PPM, Cl. A3                                               104,880                       104,880
Nationslink Funding Corporation,
  Ser. 1998-2, Cl. A2                          956,430      406,155      108,090    1,018,663        2,489,338
SBA CMBS Trust,
  Ser. 2006-1A, Cl. D                          680,614      230,136       68,551      871,577        1,850,878
TIAA Real Estate,
  Ser. 2007-C4, Cl. A3                                      505,468                                    505,468
Washington Mutual Commercial
  Mortgage Securities Trust,
  Ser. 2003-C1A, Cl. A                       3,428,013    2,186,538      322,274    4,762,269       10,699,094
                                            29,225,686   26,109,395    3,648,299   36,461,960       95,445,340

Diversified Financial
  Services--7.2%
Ameriprise Financial,
  Jr. Sub. Notes                             1,246,951      406,414      246,311    1,631,812        3,531,488
Amvescap,
  Gtd. Notes                                 2,800,903      376,124      292,181    3,188,798        6,658,006
Bear Stearns,
  Sr. Unscd. Notes                                          776,878                                    776,878
Boeing Capital,
  Sr. Notes                                                 950,573                                    950,573
Capmark Financial Group,
  Gtd. Notes                                 2,958,191      783,989      309,949    3,733,063        7,785,192
CIT Group,
  Sr. Notes                                  2,004,697                   182,245    2,778,007        4,964,949
Countrywide Financial,
  Gtd. Notes                                                             246,530                       246,530
Countrywide Financial,
  Gtd. Notes                                                506,639                                    506,639
Countrywide Home Loans,
  Gtd. Notes                                                361,461                                    361,461
Countrywide Home Loans,
  Notes                                      1,328,679                              1,848,197        3,176,876
Credit Suisse First Boston USA,
  Notes                                        780,210                   311,096      553,060        1,644,366
Credit Suisse Guernsey,
  Jr. Sub. Notes                                            634,880                                    634,880
Credit Suisse USA,
  Sr. Unsub. Notes                                        1,228,406                                  1,228,406
FCE Bank,
  Notes                            EUR                                              2,893,098        2,893,098
FCE Bank,
  Notes                            EUR       2,658,160                   315,489                     2,973,649
Ford Motor Credit,
  Sr. Notes                                  2,883,967                              2,584,459        5,468,426
Ford Motor Credit,
  Unscd. Notes                                            1,417,570                                  1,417,570
Fuji JGB Investment,
  Sub. Bonds                                 1,206,138      769,875      102,650    1,662,930        3,741,593
General Electric Capital,
  Sr. Unscd. Notes, Ser. A                   1,038,691                   145,989    1,095,903        2,280,583
General Electric Capital,
  Notes, Ser. A                              1,192,784                   168,978    1,257,394        2,619,156
Glencore Funding,
  Gtd. Notes                                 1,262,422      433,957      138,077    1,607,615        3,442,071
GMAC,
  Unsub. Notes                               1,637,936                   192,698    1,743,921        3,574,555
Goldman Sachs Capital II,
  Gtd. Bonds                                 1,553,398      468,861      161,023    1,728,629        3,911,911
Goldman Sachs Group,
  Sub. Notes                                                320,752                                    320,752
HSBC Finance Capital Trust IX,
  Gtd. Notes                                                380,272                                    380,272
HSBC Finance,
  Notes                                                     778,114                                    778,114
HSBC Finance,
  Sr. Notes                                  3,020,456                   276,382    4,140,788        7,437,626
International Lease Finance,
  Sr. Unscd. Notes                                                       123,959                       123,959
Janus Capital Group,
  Notes                                      1,983,944      553,069      350,108    2,156,461        5,043,582
Jefferies Group,
  Sr. Unscd. Debs.                                        1,073,661                                  1,073,661
Jefferies Group,
  Sr. Unscd. Notes                             867,402                   150,853    1,131,394        2,149,649
John Deere Capital,
  Notes                                        771,500      556,081       80,156                     1,407,737
JPMorgan Chase & Co.,
  Sub. Notes                                              1,426,092                                  1,426,092
Kaupthing Bank,
  Sr. Notes                                  2,286,279                   234,107    2,948,752        5,469,138
Kaupthing Bank,
  Sub. Notes                                                353,794                                    353,794
Lehman Brothers Holdings,
  Sr. Notes                                                 320,213                                    320,213
Leucadia National,
  Sr. Unscd. Notes                           1,061,500                   110,975    1,466,800        2,639,275
MBNA,
  Notes                                                   1,387,140                                  1,387,140
MBNA Capital A,
  Gtd. Cap. Secs., Ser. A                      942,005                    83,271    1,353,157        2,378,433
Merrill Lynch,
  Sub. Notes                                                998,350                                    998,350
Merrill Lynch & Co.,
  Notes, Ser. C                              4,228,552                   779,461    4,444,796        9,452,809
Merrill Lynch & Co.,
  Notes, Ser. C                                749,433                    79,410      880,459        1,709,302
Merrill Lynch & Co.,
  Sr. Unscd. Notes                           1,770,526                   210,410    1,888,561        3,869,497
Morgan Stanley,
  Notes                                      4,827,465                              5,083,617        9,911,082
Morgan Stanley,
  Sr. Unscd. Notes                           1,178,232      952,613      165,454    1,238,397        3,534,696
Morgan Stanley,
  Sub. Notes                                              1,805,025                                  1,805,025
MUFG Capital Finance 1,
  Bank Gtd. Bonds                                           561,685                                    561,685
Nuveen Investments,
  Sr. Unscd. Notes                                           87,920                                     87,920
NIPSCO Capital Markets,
  Notes                                                                   83,202                        83,202
Residential Capital,
  Gtd. Notes                                                              69,094                        69,094
Residential Capital,
  Gtd. Notes                                 1,038,056                   107,850      777,419        1,923,325
Residential Capital,
  Gtd. Notes                                   299,178                    35,578      321,819          656,575
Residential Capital,
  Gtd. Notes                                 1,451,588                   143,756    2,002,069        3,597,413
SB Treasury,
  Jr. Sub. Bonds                             2,445,329                   286,482    3,407,090        6,138,901
SLM,
  Unscd. Notes, Ser. A                       1,334,845      702,550      168,612    1,264,590        3,470,597
SLM,
  Unscd. Notes, Ser. A                       2,634,973                   274,076    2,985,982        5,895,031
SMFG Preferred Capital,
  Sub. Bonds                                                776,291                                    776,291
Tokai Preferred Capital,
  Bonds                                      2,320,145                   227,871    3,226,452        5,774,468
Wachovia,
  Sr. Notes                                  1,080,303                              1,139,229        2,219,532
Windsor Financing,
  Gtd. Notes                                   591,207      185,304                   816,219        1,592,730
                                            61,436,045   22,334,553    6,854,283   70,980,937      161,605,818

Diversified Metals & Mining--.0%
Falconbridge,
  Bonds                                        149,855                    14,596      212,132          376,583
Wellpoint,
  Sr. Unsub. Notes                                          387,964                                    387,964
                                               149,855      387,964       14,596      212,132          764,547

Electric Utilities--2.5%
AES,
  Sr. Notes                                    418,700                    21,200      487,600          927,500
Appalachian Power,
  Sr. Unscd. Notes                             927,237                   110,865    1,083,456        2,121,558
Cinergy,
  Debs.                                      1,028,846                              1,424,166        2,453,012
Cleveland Electric Illumination,
  Sr. Unscd. Notes                                          804,139                                    804,139
Consolidated Edison of NY,
  Sr. Unscd. Debs., Ser. D                                  655,695                                    655,695
Consumers Energy,
  First Mortgage Bonds, Ser. O                            1,144,654                                  1,144,654
Dominion Resources,
  Sr. Unscd. Notes, Ser. B                   1,335,814                   140,085    1,726,052        3,201,951
Enel Finance Internation,
  Gtd. Notes                                 1,937,067      277,444      277,444    2,002,645        4,494,600
FirstEnergy,
  Unsub. Notes, Ser. B                       2,669,769                   589,833    3,652,823        6,912,425
FPL Group Capital,
  Gtd. Debs.                                              1,591,487                                  1,591,487
Gulf Power,
  Sr. Unsub. Notes, Ser. M                                  777,120                                    777,120
IPALCO Enterprises,
  Scd. Notes                                                              79,688                        79,688
National Grid,
  Sr. Unscd. Notes                           1,023,249    1,013,118      151,968    1,362,644        3,550,979
Niagara Mohawk Power,
  Sr. Unscd. Notes, Ser. G                     862,046                    91,816      958,963        1,912,825
NiSource Finance,
  Gtd. Notes                                 1,662,456      382,117      272,941    2,014,797        4,332,311
NiSource Finance,
  Gtd. Notes                                                604,417                                    604,417
Nisource Finance,
  Sr. Unscd. Notes                             706,473                    95,878      741,797        1,544,148
Ohio Power,
  Unscd. Notes                               1,386,158      608,920      143,566    1,589,131        3,727,775
Southern,
  Sr. Unsub. Notes, Ser. A                                  475,104                                    475,104
TXU Electric Delivery,
  Bonds                                      4,395,858                   455,427    5,123,550        9,974,835
TXU,
  Sr. Notes, Ser. O                          2,367,127                   146,995    3,467,056        5,981,178
TXU,
  Unscd. Notes, Ser. C                                                    65,362                        65,362
                                            20,720,800    8,334,215    2,643,068   25,634,680       57,332,763

Environmental Control--.4%
Allied Waste North America,
  Scd. Notes, Ser. B                           469,063      296,250       44,438      557,938        1,367,689
Allied Waste North America,
  Scd. Notes                                   448,338      241,800       50,375      518,863        1,259,376
Oakmont Asset Trust,
  Notes                                      1,257,014                   129,179    1,619,710        3,005,903
Republic Services,
  Sr. Notes                                                 638,634                                    638,634
USA Waste Services,
  Sr. Unscd. Notes                                          367,413                                    367,413
Waste Management,
  Sr. Unsub. Notes                             962,577                              1,296,946        2,259,523
                                             3,136,992    1,544,097      223,992    3,993,457        8,898,538

Food & Beverages--.5%
H.J. Heinz,
  Notes                                      1,651,166      431,843      152,415    2,286,229        4,521,653
Kraft Foods,
  Sr. Unscd. Notes                           1,247,041      154,592      206,122    1,329,489        2,937,244
Safeway,
  Sr. Unscd. Notes                             923,111                    84,370    1,285,407        2,292,888
Tyson Foods,
  Sr. Unscd. Notes                             828,414      538,469       82,841    1,139,069        2,588,793
                                             4,649,732    1,124,904      525,748    6,040,194       12,340,578

Foreign/Governmental--2.5%
Arab Republic of Egypt,
  Unsub. Notes                     EGP       1,786,756                   203,624    1,900,492        3,890,872
Banco Nacional de
  Desenvolvimento
  Economico e Social, Unsub.
  Notes                                      2,070,640    1,179,668      219,010    2,643,053        6,112,371
Export-Import Bank of Korea,
  Sr. Notes                                               1,063,920                                  1,063,920
Federal Republic of Brazil,
  Unscd. Bonds                     BRL       3,444,337    1,114,157      502,962    3,508,003        8,569,459
Mexican Bonos,
  Bonds, Ser. M                    MXN       2,459,506                   249,355    3,418,086        6,126,947
Mexican Bonos,
  Bonds, Ser. M 30                 MXN       1,307,314                   137,316    1,445,193        2,889,823
Republic of Argentina,
  Bonds                                      6,381,448    1,173,436      886,470    6,776,381       15,217,735
Republic of Argentina,
  Bonds, Ser. VII                                           630,000                                    630,000
Republic of El Salvador,
  Unscd. Notes                                                            65,910                        65,910
Russian Federation,
  Unsub. Bonds                               4,057,771    1,015,312      445,068    5,264,323       10,782,474
                                            21,507,772    6,176,493    2,709,715   24,955,531       55,349,511

Health Care--.7%
American Home Products,
  Unscd. Notes                                              608,334                                    608,334
Baxter International,
  Sr. Unscd. Notes                           1,527,245                   139,931                     1,667,176
Community Health Systems,
  Sr. Notes                                                 320,075                                    320,075
Coventry Health Care,
  Sr. Unscd. Notes                                          387,503                                    387,503
HCA,
  Sr. Unscd. Notes                           1,122,923                   113,277    1,447,979        2,684,179
HCA,
  Sr. Unscd. Notes                           1,415,925                   152,250    1,492,050        3,060,225
Medco Health Solutions,
  Sr. Unscd. Notes                           3,455,993      290,109       63,297                     3,809,399
Pacific Life Global Funding,
  Notes                                                                  216,621                       216,621
Tenet Healthcare,
  Sr. Notes                                  1,060,400                   110,000    1,267,200        2,437,600
Teva Pharmaceutical Finance,
  Gtd. Notes                                                538,572                                    538,572
UnitedHealth Group,
  Sr. Unscd. Notes                                          375,305                                    375,305
                                             8,582,486    2,519,898      795,376    4,207,229       16,104,989

Lodging & Entertainment--.3%
Cinemark,
  Sr. Discount Notes                           190,000                    14,250      247,000          451,250
MGM Mirage,
  Gtd. Notes                                                366,625                                    366,625
MGM Mirage,
  Gtd. Notes                                 1,653,750                   162,750    2,157,750        3,974,250
Mohegan Tribal Gaming Authority,
  Sr. Unscd. Notes                             957,500                    19,150    1,297,413        2,274,063
                                             2,801,250      366,625      196,150    3,702,163        7,066,188

Machinery--.2%
Atlas Copco,
  Bonds                                                     286,709                                    286,709
Case New Holland,
  Gtd. Notes                                   669,500      329,600       66,950      803,400        1,869,450
Terex,
  Gtd. Notes                                 1,132,200                   117,300    1,570,800        2,820,300
                                             1,801,700      616,309      184,250    2,374,200        4,976,459

Manufacturing--.1%
Tyco International Group,
  Gtd. Notes                                   533,470                    60,393      654,256        1,248,119

Media--1.3%
AOL Time Warner,
  Gtd. Notes                                                936,184                                    936,184
British Sky Broadcasting,
  Gtd. Notes                                                921,275                                    921,275
Clear Channel Communications,
  Sr. Unscd. Notes                           1,577,586                              2,134,382        3,711,968
Comcast,
  Gtd. Notes                                 4,365,123                   447,960    5,211,270       10,024,353
Comcast,
  Gtd. Notes                                                992,676                                    992,676
Comcast,
  Gtd. Notes                                 1,491,846                   208,757    1,578,404        3,279,007
News America Holdings,
  Gtd. Debs.                                                854,550                 2,783,484        3,638,034
News America,
  Gtd. Notes                                 2,619,750                   406,997                     3,026,747
Pacific Life Global Funding,
  Notes                                                                             1,588,226        1,588,226
Time Warner,
  Gtd. Notes                                                             286,733                       286,733
                                            10,054,305    3,704,685    1,350,447   13,295,766       28,405,203

Oil & Gas--1.1%
Amerada Hess,
  Unscd. Notes                                              847,527                                    847,527
Anadarko Petroleum,
  Sr. Unscd. Notes                                                       531,159                       531,159
ANR Pipeline,
  Sr. Notes                                                               54,460                        54,460
BJ Services,
  Sr. Unscd. Notes                           4,858,143                   500,840    6,761,333       12,120,316
Chesapeake Energy,
  Gtd. Notes                                                159,650                                    159,650
Enterprise Products Operating,
  Gtd. Notes, Ser. B                         3,997,968                   404,794    4,717,602        9,120,364
Enterprise Products Operating,
  Gtd. Notes, Ser. B                                      1,368,415                                  1,368,415
Gazprom,
  Sr. Unscd. Notes                                          709,566                                    709,566
Northwest Pipeline,
  Sr. Unscd. Notes                                                       211,050                       211,050
                                             8,856,111    3,085,158    1,702,303   11,478,935       25,122,507

Packaging & Containers--.0%
Ball,
  Gtd. Notes                                                208,587                                    208,587
Crown Americas/Capital,
  Gtd. Notes                                                592,969                                    592,969
                                                            801,556                                    801,556

Paper & Forest Products--.3%
Sappi Papier Holding,
  Gtd. Notes                                 1,075,827                   103,161    1,503,210        2,682,198
Temple-Inland,
  Gtd. Notes                                 1,073,731      683,283      102,493    1,488,581        3,348,088
                                             2,149,558      683,283      205,654    2,991,791        6,030,286

Property & Casualty
  Insurance--1.5%
Allmerica Financial,
  Debs.                                        792,351                    78,193      948,736        1,819,280
Allstate,
  Jr. Sub. Debs.                                            260,939                                    260,939
American International Group,
  Sr. Notes                                                 449,283                                    449,283
Chubb,
  Sr. Unscd. Notes                           2,373,126    1,598,737      249,803    3,347,357        7,569,023
Hartford Financial Services
  Group,
  Sr. Unscd. Notes                             877,222      731,853                 1,193,021        2,802,096
Hartford Financial Services
  Group,
  Sr. Notes                                  1,969,555                   252,507                     2,222,062
Leucadia National,
  Sr. Unscd. Notes                           3,317,738                   339,913    3,734,250        7,391,901
Lincoln National,
  Sr. Unscd. Notes                                          722,030      240,677                       962,707
Metlife,
  Sr. Notes                                               2,206,805                                  2,206,805
Nippon Life Insurance,
  Notes                                      1,338,709      842,891                 1,884,108        4,065,708
Pacific Life Global Funding,
  Notes                                      1,521,270                                               1,521,270
Phoenix Cos.,
  Sr. Unscd. Notes                             736,466      355,708       70,140    1,027,045        2,189,359
                                            12,926,437    7,168,246    1,231,233   12,134,517       33,460,433

Real Estate Investment
  Trusts--2.7%
Archstone-Smith Operating Trust,
  Notes                                        981,480                    83,426                     1,064,906
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                             173,197      865,986                   221,308        1,260,491
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                             339,582                                454,441          794,023
Arden Realty,
  Notes                                                     666,324                                    666,324
Avalonbay Communities,
  Sr. Unscd. Notes                                          385,012                                    385,012
Boston Properties,
  Sr. Notes                                    786,044                    82,486    1,086,876        1,955,406
Boston Properties,
  Sr. Notes                                                 755,963                                    755,963
Commercial Net Lease Realty,
  Sr. Unscd. Notes                           1,060,973      361,695       96,452    1,451,604        2,970,724
Duke Realty,
  Notes                                        924,081      889,116       69,930    1,053,952        2,937,079
Duke Realty,
  Sr. Unscd. Notes                             349,302                                                 349,302
Duke Realty,
  Sr. Notes                                               2,217,456      255,860                     2,473,316
Duke Realty,
  Sr. Notes                                                              177,214                       177,214
ERP Operating,
  Notes                                        556,466                    54,653      993,690        1,604,809
ERP Operating,
  Unscd. Notes                                              334,642                                    334,642
ERP Operating,
  Notes                                                     143,306                                    143,306
ERP Operating,
  Notes                                        765,872      570,923       69,625    1,044,371        2,450,791
ERP Operating,
  Unscd. Notes                                              239,235                                    239,235
Federal Realty Investment Trust,
  Sr. Unscd. Notes                             634,407                    48,801      805,208        1,488,416
Federal Realty Investment Trust,
  Notes                                        577,611      157,070       55,734      770,148        1,560,563
Federal Realty Investment Trust,
  Sr. Unscd. Notes                                          531,264                                    531,264
Healthcare Realty Trust,
  Sr. Unscd. Notes                           2,710,652      841,071                 3,652,651        7,204,374
Healthcare Realty Trust,
  Unscd. Notes                                                           241,208                       241,208
HRPT Properties Trust,
  Sr. Unscd. Notes                           1,352,017      412,616      125,187    1,790,671        3,680,491
Istar Financial,
  Sr. Unscd. Notes                           2,738,123    1,026,213      279,876    3,204,584        7,248,796
Liberty Property,
  Sr. Unscd. Notes                                          300,005                                    300,005
Mack-Cali Realty,
  Bonds                                                     666,413                                    666,413
Mack-Cali Realty,
  Notes                                        572,009      665,701       54,242      788,978        2,080,930
Mack-Cali Realty,
  Unscd. Notes                               1,590,310      397,578      332,971    2,286,071        4,606,930
Mack-Cali Realty,
  Sr. Unscd. Notes                                                        70,812                        70,812
Regency Centers,
  Gtd. Notes                                 1,373,656      208,417      118,419    1,894,698        3,595,190
Regency Centers,
  Sr. Unscd. Notes                                          178,860                                    178,860
Simon Property Group,
  Notes                                      1,077,644                   103,053                     1,180,697
Simon Property Group,
  Notes                                        840,007                    74,118    1,166,128        2,080,253
Simon Property Group,
  Unsub. Notes                                              971,279                                    971,279
Simon Property Group,
  Unscd. Notes                                              199,950                                    199,950
Socgen Real Estate,
  Bonds                                                   1,590,000                                  1,590,000
                                            19,403,433   15,576,095    2,394,067   22,665,379       60,038,974

Residential Mortgage Pass-
  Through Ctfs.--3.4%
American General Mortgage Loan
  Trust, Ser. 2006-1, Cl. A1                   595,339                    54,954                       650,293
Banc of America Mortgage
  Securities, Ser. 2001-4,
  Cl. 2B3                                      154,294                                                 154,294
Banc of America Mortgage
  Securities, Ser. 2004-F,
  Cl. 2A7                                                                266,892                       266,892
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B2                                      173,149                                    173,149
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B3                         388,451                                522,112          910,563
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. M6                         323,292                                365,679          688,971
ChaseFlex Trust,
  Ser. 2006-2, Cl. A1A                         391,840      304,765       43,538                       740,143
ChaseFlex Trust,
  Ser. 2006-2, Cl. A5                        1,205,229                   120,523    1,606,972        2,932,724
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF2                        95,983      138,215        9,598      130,536          374,332
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF7                                  1,639,940                                  1,639,940
Citigroup Mortgage Loan Trust,
  Ser. 2006-WF1, Cl. A2A                                     45,735                                     45,735
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Ser. 2002-J4, Cl. B3                                                                303,468          303,468
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2003-8, Cl. B3                          200,548                                                 200,548
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2005-31, Cl. 2A1                        920,332                                                 920,332
CSAB Mortgage Backed Trust,
  Ser. 2006-3, Cl. A1A                                    1,913,707       74,602                     1,988,309
First Horizon Alternative Mortgage
  Securities, Ser. 2004-FA1,
  Cl. 1A1                                    5,592,774    3,756,090                 3,403,620       12,752,484
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M2                       1,096,157                   103,483    1,517,756        2,717,396
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M3                         818,545                    71,178    1,150,946        2,040,669
Impac Secured Assets CMN Owner
  Trust, Ser. 2006-1, Cl. 2A1                  693,685      467,081       64,744      948,036        2,173,546
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B1                        381,741                                477,089          858,830
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B2                                      94,797                                     94,797
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR25, Cl. 4A2                    1,094,010    1,276,346       91,168    1,458,681        3,920,205
J.P. Morgan Alternative Loan
  Trust, Ser. 2006-S4, Cl. A6                  904,887                   106,756    1,016,727        2,028,370
J.P. Morgan Mortgage Trust,
  Ser. 2005-A1, Cl. 5A1                        730,251                    64,232    1,016,181        1,810,664
New Century Alternative Mortgage
  Loan Trust, Ser. 2006-ALT2,
  Cl. AF6A                                     704,351                    70,942      901,975        1,677,268
Nomura Asset Acceptance,
  Ser. 2005-AP1, Cl. 2A5                                                 194,651                       194,651
Nomura Asset Acceptance,
  Ser. 2005-AP2, Cl. A5                      1,667,727      749,269      145,020    2,276,810        4,838,826
Nomura Asset Acceptance,
  Ser. 2005-WF1, Cl. 2A5                     1,165,591      759,829      112,170    1,589,886        3,627,476
Prudential Home Mortgage
  Securities, Ser. 1994-A, Cl. 5B                                                       3,262            3,262
Residential Funding Mortgage
  Securities I, Ser. 2004-S3,
  Cl. M1                                                  1,069,041                                  1,069,041
Structured Asset Mortgage
  Investments, Ser. 1998-2, Cl. B                                          1,683                         1,683
Terwin Mortgage Trust,
  Ser. 2006-9HGA Cl. A1                        697,576                                                 697,576
Washington Mutual,
  Ser. 2004-AR7, Cl. A6                                                  131,897                       131,897
Washington Mutual,
  Ser. 2003-AR10, Cl. A6                                                 200,936                       200,936
Washington Mutual,
  Ser. 2004-AR9, Cl. A7                                                  162,432                       162,432
Washington Mutual Pass-Through
  Certificates, Ser. 2005-AR4,
  Cl. A4B                                    3,290,848    1,014,472                 4,478,522        8,783,842
Wells Fargo Mortgage Backed
  Securities Trust,
  Ser. 2005-AR1, Cl. 1A1                     4,240,377                   414,099    5,631,751       10,286,227
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2003-1,
  Cl. 2A9                                    1,785,483                   148,790    2,479,837        4,414,110
                                            29,139,311   13,402,436    2,654,288   31,279,846       76,475,881

Retail--.5%
CVS Caremark,
  Sr. Unscd. Notes                           1,052,156      369,002      109,703    1,151,886        2,682,747
CVS Caremark,
  Sr. Unscd. Notes                                          258,533                                    258,533
Delhaize Group,
  Sr. Unscd. Notes                                          191,963                                    191,963
Federated Retail Holding,
  Gtd. Bonds                                                152,144                                    152,144
Federated Retail Holding,
  Gtd. Notes                                                254,037                                    254,037
Home Depot,
  Sr. Unscd. Notes                             804,817                    83,938    1,002,319        1,891,074
Lowe's Companies,
  Sr. Unscd. Notes                           1,283,826      166,796      181,960    1,339,425        2,972,007
May Department Stores,
  Unscd. Notes                                                            44,725                        44,725
May Department Stores,
  Gtd. Notes                                   760,990                              1,036,349        1,797,339
Saks,
  Gtd. Notes                                       433                                                     433
                                             3,902,222    1,392,475      420,326    4,529,979       10,245,002

State/Territory Gen Oblg--1.6%
California
  GO (Insured; AMBAC)                          443,903                    63,415      465,042          972,360
Erie Tobacco Asset
  Securitization/NY, Tobacco
  Settlement Asset-Backed Bonds                             554,415       69,884                       624,299
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds              4,471,515    2,381,514      405,154    5,439,931       12,698,114
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds              1,000,871      571,926       95,321    1,429,815        3,097,933
New York Counties Tobacco Trust
  IV, Tobacco Settlement
  Pass-Through Bonds                         1,690,570                   154,566    2,337,817        4,182,953
Tobacco Settlement Authority of
  Iowa, Tobacco Settlement
  Asset-Backed Bonds                         3,100,550    2,143,238      157,171    3,776,861        9,177,820
Tobacco Settlement Financing
  Corporation of New Jersey,
  Tobacco Settlement
  Asset-Backed Bonds                           676,798                   435,422                     1,112,220
Tobacco Settlement Finance
  Authority of West Virginia,
  Tobacco Settlement
  Asset-Backed Bonds                                                     295,347                       295,347
Washington Convention Center
  Authority, Senior Lien
  Dedicated Tax Revenue
  (Insured; AMBAC)                           1,331,389                   188,077    1,400,680        2,920,146
                                            12,715,596    5,651,093    1,864,357   14,850,146       35,081,192

Steel--.0%
US Steel,
  Sr. Unsub. Notes                                          314,225                                    314,225

Telecommunications--2.4%
America Movil,
  Gtd. Notes                                   455,091                    45,009      565,113        1,065,213
AT & T,
  Notes                                      2,382,885                   244,271    2,921,277        5,548,433
AT & T,
  Sr. Notes                                  2,700,459      450,076      125,021    3,700,629        6,976,185
AT & T Wireless,
  Sr. Unsub. Notes                                          558,635                                    558,635
AT & T,
  Sr. Unscd. Notes                                          795,676                                    795,676
France Telecom,
  Unsub. Notes                               1,376,932                   118,330    1,172,544        2,667,806
Intelsat,
  Sr. Unscd. Notes                           1,509,200                   196,000    1,945,300        3,650,500
KPN,
  Sr. Unsub. Bonds                                          380,952                                    380,952
Nextel Communications,
  Gtd. Notes, Ser. F                           989,421      477,981       90,816    1,343,127        2,901,345
Qwest,
  Bank Note, Ser. B                            475,600                                                 475,600
Qwest,
  Bank Note, Ser. B                          1,904,450                                               1,904,450
Qwest,
  Sr. Notes                                    749,050                    68,575    2,073,075        2,890,700
Qwest,
  Notes                                                      54,813                                     54,813
Qwest,
  Sr. Notes                                                              107,250    1,716,000        1,823,250
Sprint Capital,
  Gtd. Notes                                 1,420,081                   218,474    1,512,070        3,150,625
Telefonica Emisiones,
  Gtd. Notes                                                             239,842                       239,842
Telefonica Emisiones,
  Gtd. Notes                                 2,469,239      636,402      478,574    3,263,469        6,847,684
Time Warner Cable,
  Sr. Unscd. Notes                           1,344,066      326,277      146,094    1,470,681        3,287,118
Time Warner,
  Gtd. Notes                                 2,214,782                   259,698    2,361,781        4,836,261
U.S. West Communications,
  Notes                                                                   70,263                        70,263
Verizon Global Funding,
  Notes                                                     283,613                                    283,613
Windstream,
  Gtd. Notes                                 1,517,513                   148,050    2,056,838        3,722,401
                                            21,508,769    3,964,425    2,556,267   26,101,904       54,131,365

Textiles & Apparel--.1%
Mohawk Industries,
  Sr. Unscd. Notes                             999,709      706,865      277,697    1,383,436        3,367,707

Transportation--.2%
Ryder System,
  Notes                                      1,408,506                   127,600    1,943,443        3,479,549

U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
  Notes                                                  13,775,853                                 13,775,853
Small Business Administration
  Participation Ctfs., Gov't
  Gtd. Ctfs., Ser. 97-J                                     523,708                                    523,708
                                                         14,299,561                                 14,299,561

U.S. Government Agencies/
  Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
  3.50%                                                     250,920                                    250,920
  4.00%, 10/1/09                                                          75,201                        75,201
  4.50%, 10/1/09                                                          69,717                        69,717
  5.00%                                                   1,636,333                                  1,636,333
  5.00%, 10/1/18                                                         407,650                       407,650
  5.50%                                     58,294,479   17,072,016    9,006,379   62,206,295      146,579,169
  5.50%, 6/1/34 - 4/1/37                     7,451,718                   337,913    9,501,174       17,290,805
  6.00%, 7/1/37                              1,394,133                              1,672,000        3,066,133
  6.00%, 7/1/17 - 4/1/33                                               1,810,908                     1,810,908
  6.50%, 10/1/31 - 3/1/32                       91,660                                848,941          940,601
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 51, Cl. E, 10.00%,
    7/15/20                                                 295,950                                    295,950
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 2586, Cl. WE, 4.00%,
    12/15/32                                 4,263,853    2,027,188                                  6,291,041
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2731,
    Cl. PY, 5.00%, 5/15/26                                                            464,979          464,979
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only) Ser. 2750,
    Cl. IK, 5.00%, 5/15/26                                  515,309                                    515,309
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2752,
    Cl. GM, 5.00%, 3/15/26                                                            452,622          452,622
Federal National Mortgage
  Association:
  5.00%                                     25,877,395   24,365,364    1,716,873   30,966,400       82,926,032
  5.50%                                      5,520,277                   812,832    5,859,373       12,192,482
  6.00%                                    100,751,854   30,063,118   12,170,544  100,759,631      243,745,147
  6.50%                                      5,615,814                   656,791    5,956,938       12,229,543
  3.53%, 7/1/10                                                          267,051                       267,051
  4.00%, 5/1/10                                           1,345,964                                  1,345,964
  4.06%, 6/1/13                                                           94,294                        94,294
  5.00%, 7/1/11 - 1/1/22                     8,059,392                 1,840,287      818,805       10,718,484
  5.50%, 8/1/22 - 1/1/37                    12,484,046      610,863    2,171,807   19,579,280       34,845,996
  6.00%, 1/1/19 - 8/1/37                     1,717,050    1,568,471      219,821    5,501,642        9,006,984
  6.50%, 11/1/10 - 8/1/37                    5,525,767                   827,805    7,808,439       14,162,011
  7.00%, 9/1/14 - 7/1/32                                                  46,244       70,205          116,449
  8.00%, 12/1/25                                             39,057                                     39,057
  Grantor Trust,
    Ser. 2001-T6, Cl. B, 6.09%,
    5/25/11                                                              284,606                       284,606
  Pass-Through Ctfs.,
    Ser. 2004-58, Cl. LJ,
    5.00%, 7/25/34                           3,202,359    2,055,892                 4,473,693        9,731,944
  Pass-Through Ctfs.,
    Ser. 1988-16, Cl. B, 9.50%,
    6/25/18                                                 170,047                                    170,047
Government National Mortgage
  Association I:
  5.50%, 4/15/33                                          4,454,192                                  4,454,192
  6.50%, 9/15/32                                                          62,317                        62,317
  7.00%, 6/15/08                                                432                                        432
  8.00%, 2/15/30 - 5/15/30                                                 5,416                         5,416
  9.50%, 11/15/17                                           329,992                                    329,992
  Ser. 2003-88, Cl. AC,
    2.91%, 6/16/18                                                       186,932                       186,932
  Ser. 2003-64, Cl. A, 3.09%,
    4/16/24                                                                2,030                         2,030
  Ser. 2003-96, Cl. B, 3.61%,
    8/16/18                                                               67,514                        67,514
  Ser. 2004-9, Cl. A, 3.36%,
    8/16/22                                                               77,547                        77,547
  Ser. 2004-23, Cl. B, 2.95%,
    3/16/19                                               2,288,464      116,504                     2,404,968
  Ser. 2004-43, Cl. A, 2.82%,
    12/16/19                                                             303,452      504,488          807,940
  Ser. 2004-25, Cl. AC,
    3.38%, 1/16/23                             318,229                   253,136                       571,365
  Ser. 2004-57, Cl. A, 3.02%,
    1/16/19                                                              150,648                       150,648
  Ser. 2004-39, Cl. LC,
    5.50%, 12/20/29                          4,823,049                              5,561,579       10,384,628
  Ser. 2004-67, Cl. A, 3.65%,
    9/16/17                                                              109,140                       109,140
  Ser. 2004-77, Cl. A, 3.40%,
    3/16/20                                                              103,323                       103,323
  Ser. 2004-97, Cl. AB,
    3.08%, 4/16/22                                                       182,787                       182,787
  Ser. 2004-108, Cl. A,
    4.00%, 5/16/27                                                       108,859                       108,859
  Ser. 2004-51, Cl. A, 4.15%,
    2/16/18                                                              148,956                       148,956
  Ser. 2005-87, Cl. A, 4.45%,
    3/16/25                                                 982,079                                    982,079
  Ser. 2005-9, Cl. A, 4.03%,
    5/16/22                                                               85,029                        85,029
  Ser. 2005-12, Cl. A, 4.04%,
    5/16/21                                                               59,712                        59,712
  Ser. 2005-42, Cl. A, 4.05%,
    7/16/20                                  1,587,289                   132,274    2,182,523        3,902,086
  Ser. 2005-14, Cl. A, 4.13%,
    2/16/27                                                              105,266                       105,266
  Ser. 2005-67, Cl. A, 4.22%,
    6/16/21                                    797,293                              1,116,211        1,913,504
  Ser. 2005-34, Cl. A, 3.96%,
    9/16/21                                  1,237,315                              1,716,579        2,953,894
  Ser. 2005-59, Cl. A, 4.39%,
    5/16/23                                  1,270,163                              1,770,530        3,040,693
  Ser. 2005-50, Cl. A, 4.02%,
    10/16/26                                 1,165,496                    97,125    1,592,845        2,855,466
  Ser. 2005-29, Cl. A, 4.02%,
    7/16/27                                  1,749,969      841,757      155,061    2,436,666        5,183,453
  Ser. 2005-90, Cl. A, 3.76%,
    9/16/28                                               1,315,022                                  1,315,022
  Ser. 2005-32, Cl. B, 4.39%,
    8/16/30                                  3,359,199    1,154,111      147,333    4,640,999        9,301,642
  Ser. 2005-79, Cl. A, 4.00%,
    10/16/33                                 1,292,990                   107,749    1,788,636        3,189,375
  Ser. 2006-6, Cl. A, 4.05%,
    10/16/23                                                163,829                                    163,829
  Ser. 2006-3, Cl. A, 4.21%,
    1/16/28                                               1,647,991                                  1,647,991
  Ser. 2006-5, Cl. A, 4.24%,
    7/16/29                                               1,128,723                                  1,128,723
  Ser. 2006-55, Cl. A, 4.25%,
    7/16/29                                               1,401,015                                  1,401,015
  Ser. 2006-66, Cl. A, 4.09%,
    1/16/30                                               1,541,607                                  1,541,607
  Ser. 2007-46, Cl. A, 3.14%,
    11/16/29                                 1,210,588      624,664      135,586    1,259,012        3,229,850
  Ser. 2007-52, Cl. A, 4.05%,
    10/16/25                                 1,768,833      855,260      208,956    1,880,600        4,713,649
Federal National Mortgage
  Association, Grantor Trust,
  Ser. 2001-T11, Cl. B,
  5.50%, 9/25/11                                                          76,418                        76,418
Government National Mortgage
  Association II:
  5.50%, 7/20/30                                66,830                                334,216          401,046
  6.38%, 4/20/30                                                                      261,199          261,199
  6.50%, 2/20/31 - 7/20/31                     278,244                                                 278,244
  7.00%, 11/20/29                                  791                                                     791
                                           261,176,075  100,745,630   36,005,793  283,986,500      681,913,998

U.S. Government Securities--11.2%
U.S. Treasury Bonds
  4.50%, 2/15/36                                          8,375,916      663,852                     9,039,768
  5.00%, 5/15/37                               609,500   13,249,952      699,796    1,696,133       16,255,381
U.S. Treasury Notes:
  3.88%, 9/15/10                            11,493,555                 4,703,041      229,174       16,425,770
  4.13%, 8/31/12                                          7,701,020                                  7,701,020
  4.25%, 1/15/11                            25,670,400                 1,549,987                    27,220,387
  4.38%, 12/31/07                                         8,169,564                                  8,169,564
  4.50%, 5/15/10                                            739,410                                    739,410
  4.50%, 9/30/11                                          4,642,618                                  4,642,618
  4.50%, 4/30/12                            14,490,005                12,748,370   14,738,087       41,976,462
  4.50%, 5/15/17                             4,600,432                   507,291    5,232,059       10,339,782
  4.63%, 12/31/11                                         6,524,181                                  6,524,181
  4.63%, 11/15/16                           25,925,011    7,081,881    3,945,547   12,490,045       49,442,484
  4.75%, 8/15/17                             5,423,568   16,284,896    2,240,390   21,310,060       45,258,914
  5.13%, 6/30/08                                          8,504,657                                  8,504,657
                                            88,212,471   81,274,095   27,058,274   55,695,558      252,240,398

Total Bonds and Notes
  (cost $750,962,326,
  $390,304,526,
  $110,300,634 and
  $793,545,334
  respectively)                            745,095,279  386,073,850  109,713,813  785,882,941    2,026,765,883

Preferred Stocks--.3%                                                                  Shares
------------------------------------------------------------------------------------------------------------------------------------
Banks--.1%
Sovereign Capital Trust IV,
  Conv., Cum. $2.1875                                         15,500                         1,400               22,050      38,950
Diversified Financial Services--.2%
AES Trust VII,
  Conv., Cum. $3.00                                           44,450                         3,450               50,950      98,850
Total Preferred Stocks
  (cost $2,973,894, $0, $241,056
   and $3,617,438 respectively)

                                                                        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Banks--.1%
Sovereign Capital Trust IV,
  Conv., Cum. $2.1875                          664,950                    60,060      945,945        1,670,955
Diversified Financial Services--.2%
AES Trust VII,
  Conv., Cum. $3.00                          2,194,719                   170,344    2,515,656        4,880,719
Total Preferred Stocks
  (cost $2,973,894, $0, $241,056
   and $3,617,438 respectively)              2,859,669                   230,404    3,461,601        6,551,674

Options--.1%                                                    Face Amount Covered by Contracts
------------------------------------------------------------------------------------------------------------------------------------
Call Options
3-Month Floor USD Libor-BBA
  Interest Rate, October 2009
    @ 4                                     49,400,000    15,500,000   5,090,000   63,570,000      133,560,000
3-Month USD Libor-BBA,
  Swaption                                   2,770,000                   390,000    2,910,000        6,070,000
CDX Option DB
  December 2007 @.450                                                              58,320,000      58,320,000
Dow Jones CDX.DB
  December 2007 @ .45                                      5,600,000                                 5,600,000
Dow Jones CDX.IG8
  December 2007 @ .45                       54,820,000                 6,330,000                    61,150,000
U.S. Treasury 5 Year Notes
  October 2007 @ 109.5                      63,100,000                 9,100,000   65,400,000      137,600,000
U.S. Treasury 5 Year Notes
  October 2007 @ 107                        31,600,000     7,900,000   4,600,000   32,800,000       76,900,000
Total Options
  (cost $714,169, $83,839,
  $95,952 and $768,081
  respectively)

Options--.1% Value ($)                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Call Options
3-Month Floor USD Libor-BBA
  Interest Rate, October 2009
    @ 4                                        168,415        21,463      17,353      216,723          423,954
3-Month USD Libor-BBA,
  Swaption                                     264,258                    37,206      267,720          569,184
CDX Option DB
  December 2007 @.450                                                                  55,404           55,404
Dow Jones CDX.DB
  December 2007 @ .45                                          5,320                                     5,320
Dow Jones CDX.IG8
  December 2007 @ .45                           52,079                     6,014                        58,093
U.S. Treasury 5 Year Notes
  October 2007 @ 109.5                          39,438                     5,688       40,875           86,001
U.S. Treasury 5 Year Notes
  October 2007 @ 107                           172,814        43,204      25,156      179,377          420,551
Total Options
  (cost $714,169, $83,839,
  $95,952 and $768,081
  respectively)                                697,004        69,987      91,417      760,099        1,618,507

Short-Term Investments--.9%                                    Principal Amount ($)
------------------------------------------------------------------------------------------------------------------------------------
Commerical Paper--.5%
Cox Communications
  5.57%, 1/15/08                             5,645,000 b,c               820,000 b,c  6,030,000 b,c 12,495,000
U.S. Treasury Bills--.3%
  4.04%, 12/6/07                             3,420,000 h                                             3,420,000
  4.10%, 12/6/07                                                                      3,399,000 h    3,399,000
  4.13%, 12/6/07                                             355,000 h    98,000 h                     453,000
Total Short-Term Investments
  (cost $9,039,675, $352,312,
  $915,393 and $9,403,396
  respectively)

Short-Term Investments--.9%                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Commerical Paper--.5%
Cox Communications
  5.57%, 1/15/08                             5,645,000                   818,135      6,030,000     12,493,135
U.S. Treasury Bills--.3%
  4.04%, 12/6/07                             3,396,983                                               3,396,983
  4.10%, 12/6/07                                                                      3,376,125      3,376,125
  4.13%, 12/6/07                                             352,611      97,340                       449,951
Total Short-Term Investments
  (cost $9,039,675, $352,312,
  $915,393 and $9,403,396
  respectively)                              9,041,983       352,611     915,475      9,406,125     19,716,194

Other Investment--1.1%                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred
  Plus Money Market Fund                     8,683,000 i   6,178,000 i 3,647,000 i    6,066,000 I   24,574,000
  (cost $8,683,000, $6,178,000,
  $3,647,000 and $6,066,000
  respectively)

Other Investment--1.1%                                                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred
  Plus Money Market Fund                     8,683,000     6,178,000   3,647,000      6,066,000     24,574,000
  (cost $8,683,000, $6,178,000,
  $3,647,000 and $6,066,000
  respectively)

Investment of Cash Collateral for
Securities Loaned--7.5%                                                                Shares
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Cash
  Advantage Fund                                          34,927,608 i               32,557,177 I   67,484,785
  (cost $0, $34,927,608, $0 and
  $32,557,177 respectively)
Dreyfus Institutional Cash
  Advantage Plus Fund                       77,933,659 i              24,190,518 i                 102,124,177
  (cost $77,933,659, $0, $24,190,518
  and $0 respectively)

Investment of Cash Collateral for
Securities Loaned--7.5%                                                                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Cash
  Advantage Fund                                          34,927,608                 32,557,177     67,484,785
  (cost $0,,$34,927,608, $0 and
  $32,557,177 respectively)
Dreyfus Institutional Cash
  Advantage Plus Fund                       77,933,659                24,190,518                   102,124,177
  (cost $77,933,659, $0, $24,190,518
  and $0 respectively)                      77,933,659    34,927,608  24,190,518     32,557,177    169,608,962

Total Investments-100.0%
  (cost $850,306,723, $431,846,285,
  $139,390,553 and $845,957,426
  respectively)                            844,310,594   427,602,056 138,788,627    838,133,943  2,248,835,220
*	Management does not anticipate having to sell any securities as a result of the exchange.
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $188,728,839 and the total market value of the collateral held by the fund is $193,466,218 consisting of cash collateral of $169,608,962 and U.S. Government and agency securities valued as $23,857,256.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $227,731,914 or 10.1% market value.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EGP--Egyptian Pound EUR--Euro MXN--Mexican Peso
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Purchased on a forward commitment basis.
g	Purchased on a delayed delivery basis.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.
j	Notional face amount shown.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

                                             Contracts         Expiration                                         Market Value Covered by Contracts ($)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Financial Futures Long
U.S. Treasury 5 Year Notes                         261         December 2007        27,935,156
U.S. Treasury 5 Year Notes                          84         December 2007                            8,990,625
U.S. Treasury 5 Year Notes                          12         December 2007                                               1,284,375
U.S. Treasury 5 Year Notes                         425         December 2007                                                            45,488,281
U.S. Treasury 10 Year Notes                        599         December 2007        65,459,469
U.S. Treasury 10 Year Notes                         85         December 2007                                               9,288,906
U.S. Treasury 10 Year Notes                        524         December 2007                                                            57,263,375
Financial Futures Short
U.S. Treasury 2 Year Notes                         436         December 2007        (90,272,440)
U.S. Treasury 2 Year Notes                          89         December 2007                          (18,427,172)
U.S. Treasury 2 Year Notes                          52         December 2007                                             (10,766,438)
U.S. Treasury 2 Year Notes                         546         December 2007                                                          (113,047,596)
U.S. Treasury 10 Year Notes                        236         December 2007                          (25,790,375)
U.S. Treasury 30 Year Bonds                        135         December 2007                          (15,031,406)
U.S. Treasury 30 Year Bonds                          4         December 2007                                                (445,375)

                                                       Unrealized Appreciation (Depreciation) at 9/30/2007 ($)
---------------------------------------------------------------------------------------------------------------------------------------------------------
Financial Futures Long
U.S. Treasury 5 Year Notes                  27,935,156                (3,328)                                                               (3,328)
U.S. Treasury 5 Year Notes                   8,990,625                                  64,719                                              64,719
U.S. Treasury 5 Year Notes                   1,284,375                                                      5,473                            5,473
U.S. Treasury 5 Year Notes                  45,488,281                                                                        54,930        54,930
U.S. Treasury 10 Year Notes                 65,459,469               121,844                                                               121,844
U.S. Treasury 10 Year Notes                  9,288,906                                                     20,149                           20,149
U.S. Treasury 10 Year Notes                 57,263,375                                                                       138,625       138,625
Financial Futures Short
U.S. Treasury 2 Year Notes                 (90,272,440)             (333,815)                                                             (333,815)
U.S. Treasury 2 Year Notes                 (18,427,172)                                (37,547)                                            (37,547)
U.S. Treasury 2 Year Notes                 (10,766,438)                                                   (39,911)                         (39,911)
U.S. Treasury 2 Year Notes                (113,047,596)                                                                     (418,034)     (418,034)
U.S. Treasury 10 Year Notes                (25,790,375)                                 57,156                                              57,156
U.S. Treasury 30 Year Bonds                (15,031,406)                                 97,031                                              97,031
U.S. Treasury 30 Year Bonds                   (445,375)                                                       117                              117
                                                                    (215,299)          181,359            (14,170)          (224,479)     (272,589)

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)
                                          Face Amount
                                          Covered by
                                          Contracts ($)
------------------------------------------------------------------------------------------------------------------------------------
  Call Options:
Dow Jones CDX.DB
   December 2007@.39                                              11,200,000        12,660,000        116,640,000        140,500,000
Dow Jones CDX.IG8
 December 2007 @ .395                      109,640,000                                                                   109,640,000
U.S. Treasury 5 Year Notes
October 2007 @ 108                          31,600,000             7,900,000         4,600,000         32,800,000         76,900,000
  Put Options:
U.S. Treasury 5 Year Notes
October 2007 @ 106                          31,600,000             7,900,000         4,600,000         32,800,000         76,900,000
   (Premiums received $306,789, $59,234, $41,679 and $321,062 respectively)

                                              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  Call Options:
Dow Jones CDX.DB
   December 2007@.39                                                  (5,320)           (6,014)           (55,404)           (66,738)
Dow Jones CDX.IG8
 December 2007 @ .395                          (52,079)                                                                      (52,079)
U.S. Treasury 5 Year Notes
October 2007 @ 108                             (64,189)              (16,047)           (9,344)           (66,627)          (156,207)
  Put Options:
U.S. Treasury 5 Year Notes
October 2007 @ 106                             (54,314)              (13,579)           (7,906)           (56,377)          (132,176)
   (Premiums received $306,789, $59,234,      (170,582)              (34,946)          (23,264)          (178,407)          (407,200)
   $41,679 and $321,062 respectively)

Pro Forma Statement of Assets and Liabilities
September 30, 2007 (Unaudited)                                                                                                             Dreyfus
                                                                                                                                           Premier
                                                                                                                                         Intermediate
                                                                                                                                             Term
                                                 Dreyfus           Dreyfus                                                                Income Fund
                                               Intermediate        Premier            Dreyfus          Dreyfus A                           Pro Forma
                                               Term Income         Managed            Premier            Bond                              Combined
                                                  Fund           Income Fund         Core Bond         Plus, Inc.        Adjustments       (Note 1)
                                               ------------      -----------         ----------      ----------------    ------------    --------------

ASSETS:
             Investments in securities,
             at value - See Statement
             of Investments (including
               securities on loan, valued
               at $188,728,839)
               Unaffiliated issuers             $ 757,693,935  $  110,951,109    $   799,510,766    $  386,496,448                       $ 2,054,652,258
               Affiliated issuers                  86,616,659      27,837,518         38,623,177        41,105,608                           194,182,962
             Cash                                                                                           10,358                                10,358
             Cash denominated in foreign
               currencies                             393,276          38,277            846,420            21,977                             1,299,950
             Receivable for investment
               securities sold                    173,350,932      25,171,177        185,439,728        43,966,620                           427,928,457
             Dividends and interest
               receivable                           6,229,325         994,265          6,589,490         3,608,232                            17,421,312
             Receivable for futures
               variation margin                                                                             27,359                                27,359
             Receivable from broker for
               swap transaction                     1,038,010         104,986          1,377,623                                               2,520,619
             Swap premium paid                      2,013,869         226,752          2,471,723           248,776                             4,961,120
             Receivable for shares of
               Beneficial Interest
               subscribed                           1,072,180         549,582            126,499            23,471                             1,771,732
             Prepaid expenses                          34,389                              6,927            22,889                                64,205
                                                ---------------   -------------    --------------      ------------      -------------     -------------
                Total Assets                    1,028,442,575     165,873,666      1,034,992,353       475,531,738                         2,704,840,332
                                                ---------------   -------------    --------------      ------------      -------------     -------------

LIABILITIES: Due to The Dreyfus Corporation
                and affiliates                        349,267          68,697            551,087           170,683                             1,139,734
             Cash overdraft due to Custodian        2,097,837         290,280          2,177,697                                               4,565,814
             Outstanding options written,
                at value (premiums received
                $728,764) - see statement             170,582          23,268            178,407            34,946                                407,203
             Liability for securities loaned       77,933,659      24,190,518         32,557,177        34,927,608                            169,608,962
             Net unrealized depreciation on
                forward currency exchange
                contracts-Note 3(a)                    38,909           4,553             49,523                                                   92,985
             Payable for investment
                securities
                purchased                         372,907,207      53,629,063        410,722,756       155,527,763                            992,786,789
             Payable to broker for swap
                transactions                                              750                               54,810                                 55,560
             Payable for shares of Beneficial
                Interest redeemed                       3,091          42,545            412,825                                                  458,461
             Unrealized depreciation on swaps       1,075,287         150,160          1,160,543           265,382                              2,651,372
             Payable for futures variation
                margin                                 35,717           5,531             23,529                                                   64,777
             Accrued Interest payable                                                        197                                                      197
             Merger costs                                              90,000 (a)        110,000 (a)        100,000 (a)                           300,000
             Accrued expenses                         230,383                            376,973            168,451                               775,807
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
                  Total Liabilities               454,841,939      78,495,365        448,320,714        191,249,643                         1,172,907,661
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
NET ASSETS                                        573,600,636  $   87,378,301    $   586,671,639    $   284,282,095      $      --        $ 1,531,932,671
                                                ============== ===============    ===============    ==============      =============     ==============

REPRESENTED BY: Paid-in capital                   596,461,047  $   95,504,465    $   618,764,827    $   329,276,172                       $ 1,640,006,511
             Accumulated undistributed
               investment income-net                3,024,657        (130,982)           319,644          3,862,872                             7,076,191
             Accumulated net realized gain
                (loss) on investments             (18,796,225)     (7,251,512)       (23,371,769)       (44,634,175)                          (94,053,681)
             Accumulated net unrealized
                appreciation
                (depreciation) on
                investments                         (7,088,843)      (743,670)        (9,041,063)        (4,222,774)                         (21,096,350)
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
NET ASSETS                                     $   573,600,636  $  87,378,301    $   586,671,639    $  284,282,095       $      --        $ 1,531,932,671
                                                ============== ===============    ===============    ==============      =============     ==============
Class A Shares (500 million, $.001 par
  value shares authorized) (b)
Net Assets                                     $   538,484,842  $  74,021,438    $   433,278,945    $   284,282,095                        $ 1,330,067,320
Shares outstanding                                  43,433,975      7,000,995         30,809,721         21,404,884       4,610,372 (c)       107,259,947
Net asset value, offering price and
redemption price per share                     $         12.40  $       10.57    $         14.06    $         13.28                       $         12.40
                                               ===============  ===============    ===============    ==============    ============      ===============
Maximum offering price per share
(net asset value plus maximum sales
charge)                                        $         12.40  $       11.07    $         14.73                                          $         12.98
                                               ===============  ===============    ===============    ==============    ============      ===============

Class B Shares (500 million, $.001
  par value shares authorized)
  Net Assets                                                    $   2,488,214     $    94,585,171                                         $    97,073,385
  Shares outstanding                                                  235,360           6,714,459                           880,381 (c)         7,830,200
  Net asset value, offering price and
  redemption price per share                                    $       10.57     $         14.09                                         $         12.40
                                               ================ ===============    ===============   ===============    ============      ===============

Class C Shares (500 million, $.001 par
  value shares authorized)
  Net Assets                                                     $  8,833,042     $    39,030,280                                         $   47,863,322
  Shares outstanding                                                  834,740           2,780,181                           245,183 (c)        3,860,104
  Net asset value, offering price and
   redemption price per share                                    $      10.58     $         14.04                                         $        12.40
                                                ===============  ===============   ===============   ===============    ============      ==============

Class I Shares (500 million, $.001
  par value shares authorized) (b)
Net Assets                                      $   35,115,794   $    2,035,607   $    19,777,243                                         $   56,928,644
Shares outstanding                                   2,832,734          192,724         1,407,253                          158,658 (c)         4,591,369
Net asset value, offering price and
  redemption price per share                    $        12.40   $        10.56   $         14.05                                         $        12.40
                                                ================ ===============  ================   ===============    ===========       ==============

* Investments at cost
    Unaffiliated issuers                        $   763,690,064  $  111,553,035   $    807,334,249   $ 390,740,677                        $2,073,318,025
    Affiliated issuers                               86,616,659      27,837,518         38,623,177      41,105,608                           194,182,962

(a) Includes expenses incurred as a result of the merger.

(b) Reflects redesignation of Dreyfus Intermediate Term Income Fund Investor Shares to Class A Shares and Institutional Shares to
    Class I Shares.

(c) Reflects adjustment of shares as a result of the Exchange.

                                                                                See notes to pro forma financial statements.

Pro Forma Statement of Operations
For the Twelve Months Ended September 30, 2007 (Unaudited)

                                                                Dreyfus         Dreyfus
                                                              Intermediate     Premier
                                                                 Term           Managed      Dreyfus       Dreyfus A                     Pro Forma
                                                                Income          Income       Premier         Bond                         Combined
                                                                Fund            Fund        Core Bond      Plus, Inc.      Adjustments    (Note 1)
                                                            --------------  ------------ -------------  --------------  -------------- -------------
INVESTMENT INCOME:

INCOME:    Interest Income                                  $ 31,416,543    $ 3,367,031   $37,012,268   $ 16,102,907                   $  87,898,749
           Dividends                                             152,200         80,151       188,847        618,920                       1,040,118
           Securities lending income                              76,954         14,272        42,534         34,616                         168,376
                                                            --------------  ------------ -------------  --------------  -------------- --------------
             Total Income                                     31,645,697      3,461,454    37,243,649     16,756,443                      89,107,243
                                                            --------------  ------------ -------------  --------------  -------------- --------------

EXPENSES:  Management fee                                   $  2,407,911    $   420,241   $ 3,698,141   $  1,938,292   $ (1,738,932)(a) $  6,725,653
           Shareholder servicing costs                         1,987,228                    2,422,765        629,004        536,757 (b)    5,575,754
           Professional fees                                      54,053                       66,872         53,004        (75,000)(a)       98,929
           Prospectus and shareholders' reports                   45,650                       58,715         42,604        (15,000)(a)      131,969
           Custodian fees                                        166,627                      188,174         56,697        (50,000)(a)      361,498
           Directors' fees and expenses                            7,909                       78,870         15,584        (60,000)(a)       42,363
           Registration fees                                      37,787                       68,495         37,429        (25,000)(a)      118,711
           Interest                                                                             6,907                                          6,907
           Distribution and service fees                                        188,932     1,027,205                                      1,216,137
           Loan commitment fees                                                     844                                        (844)(a)            -
           Merger cost                                                                -              -              -                              -
           Miscellaneous                                          44,748                       165,248         57,166                        267,162
                                                            --------------  ------------ -------------  --------------  -------------- --------------
                Total Expenses                                 4,751,913        610,017      7,781,392      2,829,780    (1,428,019)      14,545,083
                                                            --------------  ------------ -------------  --------------  -------------- --------------

           Less- reduction in management fee due to
           undertaking                                          (586,776)                     (723,514)                      237,936      (1,072,354)
                                                            --------------  ------------ -------------  --------------  -------------- --------------
                Net Expenses                                   4,165,137        610,017      7,057,878      2,829,780     (1,190,083)     13,472,729
                                                                                                                                   -
                                                            --------------  ------------ -------------  --------------  -------------- --------------
INVESTMENT GAIN                                               27,480,560      2,851,437     30,185,771     13,926,663      1,190,083      75,634,514
                                                            --------------  ------------ -------------  --------------  -------------- --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

            Net realized gain (loss) on investments and
               foreign currency  transactions                $  2,460,530    $   535,481    $ 1,507,249   $ (2,239,627)                 $    2,263,633
            Net realized gain (loss) on forward currency
               exchange contracts                                (591,903)       (70,953)      (747,773)        87,615                     (1,323,014)
            Net realized gain (loss) on financial futures      (1,931,470)      (177,608)    (1,157,908)    (1,013,480)                    (4,280,466)
            Net realized gain (loss) on options transactions       10,322          4,420           (364)      (106,988)                       (92,610)
            Net realized gain (loss) on swap transactions      (2,419,831)      (157,119)    (2,393,828)      (971,553)                    (5,942,331)
                                                            --------------  -------------  -------------  -------------                ---------------
                     Net Realized Gain (Loss)                  (2,472,352)       134,221     (2,792,624)    (4,244,033)                    (9,374,788)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

            Net unrealized appreciation (depreciation) on
               investments, foreign currency transactions,
               option transactions, and swap transactions
               (including $1,642,649 net unrealized
                appreciation on financial futures)             (4,201,364)       (17,895)    (5,770,332)    (2,742,836)                   (12,732,427)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (6,673,716)       116,326     (8,562,956)    (6,986,869)                   (22,107,215)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $ 20,806,844    $ 2,967,763    $21,622,815    $ 6,939,794    $ 1,190,083      53,527,299
                                                            ==============  ============   =============  ==============  ============ ===============

(a)  Reflects the anticipated savings as a result of the Merger.
(b)  Reflects an anticipated expense increase as a result of the Merger.

                                                          See notes to pro forma financial statements.

Dreyfus Intermediate Term Income Fund

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At meetings of the Boards held on October 18, 2007, October 25, 2007, November 6, 2007 and November 7, 2007, the Boards of Directors/Trustees of Dreyfus Investment Grade Funds, Inc., on behalf of Dreyfus Intermediate Term Income Fund (the "Acquiring Fund"), The Dreyfus/Laurels Funds Trust, on behalf of Dreyfus Premier Managed Income Fund, Dreyfus Premier Fixed Income Funds, on behalf of Dreyfus Premier Core Bond Fund, and Dreyfus A Bonds Plus, Inc. (collectively, the "Funds"), respectively, each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the respective Fund's shareholders, each Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A, Class B, Class C and Class I shares of the Acquiring Fund (Class A shares only with respect to Dreyfus A Bonds Plus, Inc.) equal in value to the assets less liabilities of the Fund (the "Exchange"). The Acquiring Fund shares will then be distributed to the respective Fund's shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive shares of the corresponding class of shares of the Acquiring Fund in the Exchange with holders of shares of Dreyfus A Bonds Plus, Inc. receiving Class A shares of the Acquiring Fund. The Acquiring Fund will redesignate Investor shares to Class A shares and Institutional shares to Class I shares, will create Class B and Class C shares and will change its name to Dreyfus Premier Intermediate Term Income Fund prior to the Exchange. If the Exchange is consummated only for Dreyfus A Bonds Plus, Inc., holders of shares of Dreyfus A Bonds Plus, Inc. will receive Investor shares of the Acquiring Fund and the Acquiring Fund will not change its name.

          Each Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Funds on September 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Funds for the twelve months ended September 30, 2007. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year end is July 31 for the Acquiring Fund, December 31 for Dreyfus Premier Managed Income Fund, October 31 for Dreyfus Premier Core Bond Fund and March 31 for Dreyfus A Bonds Plus. Inc.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds and the Acquiring Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange, occurred on September 30, 2007. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the relevant Exchange, the Acquiring Fund will be the accounting survivor.

          All costs with respect to each Exchange will be borne by the respective Fund.

          The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities (excluding short-term investments other than U.S. Treasury Bills, options and financial futures) are valued each business day by an independent pricing service ("Service") approved by the respective fund's Board members. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Financial futures and options are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issued was calculated by dividing the net assets of the respective Fund's Class A, Class B, Class C and Class I shares (fund shares only in the case of Dreyfus A Bonds Plus, Inc.) on September 30, 2007 by the net asset value per share of Class A, Class B, Class C and Class I shares of the Acquiring Fund (Class A shares of the Acquiring Fund only in the case of Dreyfus A Bonds Plus, Inc.) on September 30, 2007.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the respective Exchange had taken place on October 1, 2006. Each Fund will bear the expense of the respective Exchange.

NOTE 5 — Federal Income Taxes:

          Each fund has qualified as a "regulated investment company" under the Internal Revenue Code. After the relevant Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

DREYFUS PREMIER MANAGED INCOME FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Premier Managed Income Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests primarily in fixed-income securities. The Acquiring Fund has substantially more assets and is expected to have a lower total expense ratio than the Fund. In addition, the Acquiring Fund's performance record is comparable to the Fund's performance record. The Fund is a series of The Dreyfus/Laurel Funds Trust (the "Trust"). The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has a substantially similar investment objective and substantially similar investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a comparable performance record to the Fund's performance record and is expected to have a lower total expense ratio than the Fund. Management also believes that the reorganization should enable shareholders of the Fund to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Trust's Board of Trustees has approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that has a comparable performance record to the Fund's performance record and is expected to have a lower total expense ratio than the Fund. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611.

Sincerely, J. David Officer President

December 21, 2007

TRANSFER OF THE ASSETS OF
DREYFUS PREMIER MANAGED INCOME FUND
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS PREMIER MANAGED INCOME FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about March 27, 2008 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Premier Managed Income Fund (the "Fund"), a series of The Dreyfus/Laurel Funds Trust (the "Trust"). You will receive Class A, Class B, Class C or Class I shares of the Acquiring Fund corresponding to your Class A, Class B, Class C or Class I shares of the Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and will be terminated as a series of the Trust.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Trust's Board believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has substantially more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund is expected to have a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund and has a comparable performance record to the Fund's performance record. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund has a substantially similar investment objective and substantially similar investment management policies as the Fund. The Acquiring Fund seeks to maximize total return, consisting of capital appreciation and current income. The Fund seeks high current income consistent with what is believed to be prudent risk of capital. To pursue its goal, the Acquiring Fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers, which are rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. To pursue its goal, the Fund normally invests at least 65% of its assets in various types of U.S. government obligations and corporate debt obligations, which are rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. The Acquiring Fund may invest up to 20% and the Fund may invest up to 35% of their respective assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Acquiring Fund may invest up to 30% and the Fund may invest up to 20% of their respective assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets. The fixed-income securities in which the Acquiring Fund and Fund may invest include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), and foreign bonds. The Fund normally invests at least 65% of its assets in debt obligations having effective maturities of 10 years or less. Although the Fund may invest in individual bonds with different remaining maturities, the Fund's average effective portfolio maturity generally will be no more than 10 years. The Fund has no limitations with respect to its portfolio duration. The Acquiring Fund is required to generally maintain an average effective portfolio maturity of between 5 and 10 years and can be expected to have an effective portfolio duration between 3 and 8 years. The Acquiring Fund may invest in individual securities of any maturity. As of September 30, 2007, the average effective maturity of the Fund's portfolio and the Acquiring Fund's portfolio was 7.02 years and 6.44 years, respectively. The average effective duration of the Fund's portfolio and the Acquiring Fund's portfolio as of such date was 4.97 years and 4.93 years, respectively. The primary portfolio manager of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different. Dreyfus is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of each fund's investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution will be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. In addition, if you hold Class A shares, you also will have the ability to write redemption checks against your account through the Checkwriting Privilege.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. Under its agreement with Dreyfus, the Fund has agreed to pay Dreyfus a "unitary" management fee at the annual rate of 0.70% of the value of the Fund's average daily net assets. Unlike the arrangements between most investment advisers and the funds they manage, under the unitary fee structure, Dreyfus pays all of the Fund's expenses, except for the Fund's management fee, Rule 12b-1 plan fees, taxes, brokerage commissions, interest expenses and extraordinary expenses. The Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.45% of the value of the Acquiring Fund's average daily net assets. Unlike the Fund, the Acquiring Fund pays for other fund expenses directly. Dreyfus has contractually agreed, as to the Acquiring Fund, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund, until at least March 31, 2009, so that the total annual operating expenses of the Acquiring Fund's Class A and Class I shares (excluding shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. It currently is anticipated that each class of shares of the Acquiring Fund will have a lower total expense ratio than the corresponding class of shares of the Fund based on expenses of the funds, as of July 31, 2007.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization. Any subsequent investment in the Acquiring Fund will be subject to any applicable sales charges and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the reorganization will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund (calculated from the date of original purchase of Fund shares).

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Because of the anticipated benefits to shareholders of the Fund as a result of the reorganization, expenses relating to the proposed reorganization will be borne by the Fund.

HOW DOES THE BOARD OF TRUSTEES OF THE TRUST RECOMMEND I VOTE?

The Trust's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has a substantially similar investment objective and substantially similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue substantially similar investment goals in a substantially larger fund that is expected to have a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund and has a comparable performance record to the Fund's performance record. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Trust's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. These voting methods will save the Fund money because the Fund would not have to pay for return-mail postage. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PREMIER MANAGED INCOME FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Premier Managed Income Fund (the "Fund"), a series of The Dreyfus/Laurel Funds Trust (the "Trust"), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, on Wednesday, February 27, 2008, at 9:00 a.m., for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class B, Class C and Class I shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B, Class C and Class I shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 21, 2007 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors Michael A. Rosenberg Secretary

New York, New York
December 21, 2007

WE NEED YOUR PROXY VOTE

          A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS PREMIER MANAGED INCOME FUND
(A Series of The Dreyfus/Laurel Funds Trust)

To and in Exchange for Class A, Class B, Class C and Class I Shares of

DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
(A Series of Dreyfus Investment Grade Funds, Inc.)

_________________

PROSPECTUS/PROXY STATEMENT
December 17, 2007

_________________

Special Meeting of Shareholders
To Be Held on Wednesday, February 27, 2008

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of The Dreyfus/Laurel Funds Trust (the "Trust"), on behalf of Dreyfus Premier Managed Income Fund (the "Fund"), to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Wednesday, February 27, 2008, at 9:00 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 8th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 21, 2007 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class B, Class C or Class I shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class B, Class C or Class I Fund shares, respectively, as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December 17, 2007, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have a substantially similar investment objective and substantially similar investment management policies. The Fund and the Acquiring Fund each invest primarily in fixed-income securities and have the same primary portfolio manager. However, the investment practices and limitations of each fund (and the related risks) are not identical. The Acquiring Fund is a series of Dreyfus Investment Grade Funds, Inc. (the "Company"). To help facilitate the Reorganization, the Acquiring Fund plans to change its multi-class structure by designating its current Investor shares and Institutional shares as Class A shares and Class I shares, respectively, and creating Class B and Class C share classes. In addition, the Acquiring Fund intends to change its name from Dreyfus Intermediate Term Income Fund to Dreyfus Premier Intermediate Term Income Fund. A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated December 3, 2007 and Annual Report for its fiscal year ended July 31, 2007 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended December 31, 2006 and its Semi-Annual Report for the six-month period ended June 30, 2007, please call your financial adviser, call 1-800-554-4611, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B, Class C and Class I shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2007, the following numbers of Fund shares were issued and outstanding:

Class A Shares Outstanding 7,168,741.431	Class B Shares Outstanding 233,133.734	Class C Shares Outstanding 978,854.896	Class I Shares Outstanding 193,398.865

           Proxy materials will be mailed to shareholders of record on or about December 28, 2007.

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Pro Forma Fees and Expenses

Exhibit C: Description of the Company's Board Members	A-1 B-1 C-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction.   The Trust's Board, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B, Class C and Class I shareholder of the Fund will receive a pro rata distribution of the Acquiring Fund's Class A, Class B, Class C and Class I shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge ("CDSC") will be imposed at the time of the Reorganization. Any subsequent investment in the Acquiring Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the Reorganization will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of Fund shares.

          The Trust's Board has concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences.   As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund.   The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach.   The Acquiring Fund has a substantially similar investment objective and substantially similar investment management policies as the Fund. The Acquiring Fund seeks to maximize total return, consisting of capital appreciation and current income. The Fund seeks high current income consistent with what is believed to be prudent risk of capital. The Fund's investment objective may be changed without shareholder approval. The Acquiring Fund's investment objective is a fundamental policy which cannot be changed without the approval of a majority of the Acquiring Fund's outstanding voting shares.

          To pursue its goal, the Fund normally invests at least 65% of its assets in various types of U.S. government obligations and corporate debt obligations rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. The Fund may invest up to 25% of its assets in convertible debt obligations and preferred stock. The Fund also may invest in inflation-indexed securities. These are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. In addition to obligations issued by the U.S. government, its agencies or instrumentalities, the Fund may invest in asset-backed securities, including mortgage-backed securities, that are not issued by such entities. The Fund's portfolio manager performs a "top down" quantitative and macroeconomic analysis that guides asset allocation among sectors, industries and positioning of the yield curve. Using fundamental analysis, the portfolio manager seeks to identify individual securities with appreciation potential based on relative value, credit upgrade probability and other metrics.

          To pursue its goal, the Acquiring Fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), and foreign bonds. The Acquiring Fund's portfolio manager buys and sells fixed-income securities based on credit quality, financial outlook and yield potential. Fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates.

          The Fund may invest up to 35% of its assets in debt obligations rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.

          The Fund may invest up to 20% of its assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets. The Acquiring Fund focuses primarily on U.S. securities, but may invest up to 30% of its assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

          The Fund normally invests at least 65% of its assets in debt obligations having effective maturities of 10 years or less. Although the Fund may invest in individual bonds with different remaining maturities, the Fund's average effective portfolio maturity generally will be no more than 10 years. The Fund has no limitations with respect to its portfolio duration. The Acquiring Fund is required to generally maintain an average effective portfolio maturity of between 5 and 10 years and can be expected to have an effective portfolio duration between 3 and 8 years. The Acquiring Fund may invest in individual securities of any maturity. As of September 30, 2007, the average effective maturity of the Fund's portfolio and the Acquiring Fund's portfolio was 7.02 years and 6.44 years, respectively. The average effective duration of the Fund's portfolio and the Acquiring Fund's portfolio as of such date was 4.97 years and 4.93 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The primary portfolio manager of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different.

          Each fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund's portfolio, or as part of a hedging strategy. Each fund may enter into swap agreements, such as credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. Each fund also may invest in collateralized debt obligations, which include collateralized loan obligations and other similarly structured securities. To enhance current income, each fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Each fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

          The Acquiring Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities. The Fund is not permitted to engage in short-selling.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          Each fund is a "diversified" fund, which means that neither fund will, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

          For more information on either the Fund's or the Acquiring Fund's investment management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the [Trust/Company] and Fund[s]" in the relevant Statement of Additional Information.

          The Fund is a series of the Trust, which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a series of the Company, which is a corporation organized under the laws of the State of Maryland. See "Certain Organizational Differences Between the Trust and the Company" below.

           Main Risks.   The principal risks associated with an investment in the Fund and the Acquiring Fund are substantially similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, a fund's share price. The longer the effective maturity and duration of a fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the funds might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in investment grade bonds, the Fund and the Acquiring Fund may invest to a limited extent in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

•	Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce a fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of certain mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.

•	Derivatives risk. In addition to investing in mortgage-related and asset-backed securities, each fund may use derivative instruments such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.

Additionally, some derivatives the funds may use may involve economic leverage, which could increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. Each fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

•	Foreign investment risk. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies.

•	Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. In the case of U.S. Treasury inflation-indexed bonds, the U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, a fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

•	Short sale risk. (Acquiring Fund only) The Acquiring Fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the Acquiring Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Acquiring Fund.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts, and engaging in forward commitment transactions, may magnify the fund's gains or losses.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

          The Fund and the Acquiring Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective fund's after-tax performance. A fund's forward roll transactions will increase its portfolio turnover rate.

          Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

           Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          An investment in a fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          See "Main Risks" in the relevant Prospectus and "Description of the [Trust/Company] and Fund[s]" in the relevant Statement of Additional Information for a more complete description of investment risks.

           Sales Charges.   The schedules of sales charges imposed at the time of purchase of Class A shares of the Fund and the Acquiring Fund are identical. The maximum sales charge imposed on the purchase of Class A shares of the Fund and the Acquiring Fund is 4.50%. In addition, Fund and Acquiring Fund Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are subject to the same 1.00% CDSC. The CDSCs imposed at the time of redemption on Class B and Class C shares for the Fund and the Acquiring Fund are identical. See in the relevant Prospectus "Shareholder Guide" for a discussion of sales charges and the CDSC. No sales charge or CDSC will be imposed at the time of the Reorganization. Shares of the Fund and the Acquiring Fund currently are not subject to any exchange or redemption fees.

           Fees and Expenses.   The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2007, and are adjusted for the Fund to include estimated costs of the Reorganization totaling $90,000. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and accruals of the Fund and the Acquiring Fund, as of July 31, 2007, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

          The Fund and the Acquiring Fund each pay Dreyfus a management fee. The management fee structures of the Fund and the Acquiring Fund differ. Under its agreement with Dreyfus, the Fund has agreed to pay Dreyfus a "unitary" management fee at the annual rate of 0.70% of the value of the Fund's average daily net assets. Unlike the arrangements between most investment advisers and the funds they manage, under the unitary fee structure, Dreyfus pays all of the Fund's expenses, except for the Fund's management fee, Rule 12b-1 plan fees, taxes, brokerage commissions, interest expenses, fees and expenses of the Trust's non-interested Trustees (including counsel fees) and extraordinary expenses (which include the expenses of the Reorganization). Although Dreyfus does not pay for the fees and expenses of the Trust's non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Fund's allocable share of such fees and expenses. The Acquiring Fund pays Dreyfus a separate management fee at the annual rate of 0.45% of the value of the Acquiring Fund's average daily net assets. Unlike the Fund, the Acquiring Fund pays for other fund expenses directly. Dreyfus has contractually agreed, as to the Acquiring Fund, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund, until at least March 31, 2009, so that the total annual operating expenses of the Acquiring Fund's Class A and Class I shares (excluding shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. It currently is anticipated that each class of shares of the Acquiring Fund will have a lower total expense ratio than the corresponding class of shares of the Fund based on expenses of the funds, as of July 31, 2007, and the estimated expenses for the Acquiring Fund's Class B and C shares if the Reorganization is consummated.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.70%	.45%	.45%
Rule 12b-1 fee	.25%	none	none
Shareholder services fee	none	.25%	.25%
Other expenses	.14%*	.22%	.21%
Total	1.09%	.92%	.91%
Fee Waiver and/or expense reimbursement	N/A	(.12)%	(.11)%

Net operating expenses	1.09%	.80%	.80%

	Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.70%	.45%	.45%
Rule 12b-1 fee	1.00%	.50%	.50%
Shareholder services fee	none	.25%	.25%
Other expenses	.14%*	.22%**	.22%**
Total	1.84%	1.42%	1.42%
Fee Waiver and/or expense reimbursement	N/A	N/A	N/A

Net operating expenses	1.84%	1.42%	1.42%

	Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.70%	.45%	.45%
Rule 12b-1 fee	1.00%	.75%	.75%
Shareholder services fee	none	.25%	.25%
Other expenses	.14%*	.18%**	.18%**
Total	1.84%	1.63%	1.63%
Fee Waiver and/or expense reimbursement	N/A	N/A	N/A

Net operating expenses	1.84%	1.63%	1.63%

	Fund Class I	Acquiring Fund Class I	Pro Forma After Reorganization Acquiring Fund Class I
Management fees	.70%	.45%	.45%
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	.14%*	.09%	.09%
Total	.84%	.54%	.54%
Fee Waiver and/or expense reimbursement	N/A	(.00)%	(.00)%

Net operating expenses	.84%	.54%	.54%

______________________
*	"Other expenses" for the Fund reflect the costs of the Reorganization, which are estimated to be $90,000 or .14% of the Fund's average daily net assets.
**	"Other expenses" for the Acquiring Fund's Class B and Class C shares are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

Expense example

          This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. This example is based on net operating expenses, which reflect, for the applicable years, the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Fund

	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares
1 Year	$556	$587/$187	$287/$187	$86
3 Years	$781	$879/$579	$579/$579	$268
5 Years	$1,024	$1,195/$995	$995/$995	$466
10 Years	$1,719	$1,782**/$1,782**	$2,159/$2,159	$1,037

Acquiring Fund

	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares
1 Year	$528	$545/$145	$266/$166	$55
3 Years	$719	$749/$449	$514/$514	$173
5 Years	$925	$976/$776	$887/$887	$302
10 Years	$1,520	$1,442**/$1,442**	$1,993/$1,993	$677

Pro Forma After Reorganization
Acquiring Fund

	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares
1 Year	$528	$545/$145	$266/$166	$55
3 Years	$717	$749/$449	$514/$514	$173
5 Years	$921	$976/$976	$887/$887	$302
10 Years	$1,510	$1,436**/$1,436**	$1,993/$1,993	$677

____________________
*	With redemption/without redemption.
**	Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

           Shareholders of two other funds advised by Dreyfus—Dreyfus A Bonds Plus, Inc. and Dreyfus Premier Core Bond Fund (together, the "Proposed Acquired Funds")—also are being asked in separate proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of each such Proposed Acquired Fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganization of the respective Proposed Acquired Fund. Set forth in Exhibit B is information with respect to the fees and expenses of the funds, including the total annual operating expenses of the Acquiring Fund assuming that shareholders of the Fund and of the Proposed Acquired Funds approve the reorganization of their respective fund into the Acquiring Fund.

           Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year and the bar chart for the Fund shows the changes in the performance of the Fund's Class A shares from year to year. Sales loads are not reflected in the bar charts; if they were, the returns shown would have been lower. The table for the Acquiring Fund compares the average annual total returns of each of the Acquiring Fund's share classes to those of the Lehman Brothers U.S. Aggregate Index, a widely recognized, unmanaged index of U.S. dollar-denominated, investment grade, fixed-rate taxable bond performance. The historical performance of the Acquiring Fund's Class A shares is used to calculate the performance shown for Class B and Class C shares of the Acquiring Fund in the table. Such performance figures have been adjusted to reflect applicable sales charges, but do not reflect applicable class fees and expenses; if these fees and expenses had been reflected, the performance shown for Class B and Class C shares of the Acquiring Fund would have been lower. The table for the Fund compares the average annual total returns of each of the Fund's share classes also to those of the Lehman Brothers U.S. Aggregate Index. The returns in the tables reflect applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund's other share classes due to differences in charges and expenses.

           After-tax performance is shown only for Class A shares. After-tax performance of each fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund--Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+14.62	+7.83	+5.40	+12.34	+6.20	+6.81	+7.57	+4.36	+1.88	+4.89

'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter: Worst Quarter:	Q3 '97 Q2 '04	+5.40% -3.25%

The year-to-date total return of the Acquiring Fund's Class A shares as of 9/30/07 was 2.62%.

Acquiring Fund
Average annual total returns as of 12/31/06

Share class	1 Year	5 Years	10 Years
Class A returns before taxes	0.18%	4.12%	6.64%

Class A returns after taxes on distributions	-1.47%	2.22%	3.95%

Class A returns after taxes on distributions and sale of fund shares	0.09%	2.38%	4.00%

Class B* returns before taxes	0.89%	4.76%	7.13%**

Class C* returns before taxes	3.89%	5.09%	7.13%

Class I returns before taxes	5.20%	5.38%	5.10%†

Lehman Brothers U.S. Aggregate Index reflects no deduction for fees expenses or taxes	4.33%	5.06%	6.24%††

*	Based on the performance of Class A shares, adjusted to reflect applicable sales charges.
**	Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.
†	Since inception on 5/31/01.
††	Reflects 10 year period. For the period 5/31/01 through 12/31/06, the average annual total return of the Lehman Brothers U.S. Aggregate Index was 5.45%.

Fund-- Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+9.80	+4.90	-1.75	+9.53	+6.09	+7.87	+5.51	+5.15	+2.50	+4.67
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q4 '00	+4.13%
Worst Quarter:	Q2 '04	-2.48%

The year-to-date total return of the Fund's Class A shares as of 9/30/07 was 3.10%.

Fund
Average annual total returns as of 12/31/06

Share class	1 Year	5 Years	10 Years
Class A returns before taxes	-0.03%	4.16%	4.89%

Class A returns after taxes on distributions	-1.63%	2.52%	2.80%

Class A returns after taxes on distributions and sale of fund shares	-0.04%	2.58%	2.86%

Class B returns before taxes	-0.10%	4.01%	4.90%*

Class C returns before taxes	2.89%	4.34%	4.60%

Class I returns before taxes	4.93%	5.40%	5.64%

Lehman Brothers U.S. Aggregate Index reflects no deduction for fees expenses or taxes	4.33%	5.06%	6.24%

*	Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.

           Investment Adviser.   The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $247 billion in approximately 180 mutual fund portfolios. A discussion regarding the basis for the Company's Board approving the Acquiring Fund's management agreement with Dreyfus is available in the Acquiring Fund's Annual Report for its fiscal year ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

           Primary Portfolio Manager.   Kent Wosepka is each fund's primary portfolio manager. Mr. Wosepka has served in this capacity for the Fund since April 2006 and for the Acquiring Fund since January 2005. He has been employed by Dreyfus since September 2001. Mr. Wosepka also is a senior portfolio manager for active core strategies with Standish Mellon Asset Management Company, LLC ("Standish Mellon"), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Wosepka joined Standish Mellon in 1998.

           Board Members.   Other than Joseph S. DiMartino, who is Chairman of the Board of the Trust and the Company, the Trust and the Company have different Board members. None of the Board members of the Trust or the Company is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Company's Board members, see Exhibit C.

           Independent Registered Public Accounting Firm.   Ernst & Young LLP is the independent registered public accounting firm for the Acquiring Fund. KPMG LLP is the independent registered public accounting firm for the Fund.

           Capitalization.   Each fund has classified its shares into four classes — Class A, Class B, Class C and Class I. Class B and Class C shares of the Acquiring Fund are new and have been authorized by the Company's Board to be issued to Fund shareholders in connection with the Reorganization. The following table sets forth, as of September 30, 2007, (1) the capitalization of each class of the Fund's shares*; (2) the capitalization of each class of the Acquiring Fund's shares and (3) the pro forma capitalization of each class of the Acquiring Fund's shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund Class A	Acquiring Fund Class A	Adjustments Class A	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$74,021,438	$538,484,842		$612,506,280
Net asset value per share	$10.57	$12.40		$12.40
Shares outstanding	7,000,995	43,433,975	(1,033,211)	49,401,759

	Fund Class B	Acquiring Fund Class B	Adjustments Class B	Pro Forma After Reorganization Acquiring Fund Class B
Total net assets	$2,488,214	$0		$2,488,214
Net asset value per share	$10.57	N/A		$12.40
Shares outstanding	235,360	None	(34,734)	200,626

	Fund Class C	Acquiring Fund Class C	Adjustments Class C	Pro Forma After Reorganization Acquiring Fund Class C
Total net assets	$8,833,042	$0		$8,833,042
Net asset value per share	$10.58	N/A		$12.40
Shares outstanding	834,740	None	(122,518)	712,222

	Fund Class I	Acquiring Fund Class I	Adjustments Class I	Pro Forma After Reorganization Acquiring Fund Class I
Total net assets	$2,035,607	$35,115,794		$37,151,401
Net asset value per share	$10.56	$12.40		$12.40
Shares outstanding	192,724	2,832,734	(28,597)	2,996,861

_________________
*      Reflects the estimated costs of the Reorganization to be paid by the Fund.

          The Acquiring Fund's total net assets (attributable to Class A and Class I shares) and the Fund's total net assets (attributable to Class A, Class B, Class C and Class I shares), as of September 30, 2007, were approximately $573.6 million and $87.4 million, respectively. The Acquiring Fund currently does not offer Class B or Class C shares. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices. Shareholders of the Proposed Acquired Funds also are being asked in proxy materials directed to them to approve a separate Agreement and Plan of Reorganization providing for the transfer of all of such funds' assets, subject to liabilities, to the Acquiring Fund in exchange for Acquiring Fund shares. As of September 30, 2007, the Proposed Acquired Funds had total aggregate net assets of approximately $870.9 million. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganizations of those funds.

           Purchase Procedures.   The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. See "Shareholder Guide — Buying shares," "Services for Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Distribution and Service Plans.   Class A, Class B and Class C shares of the Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plans, the Fund pays MBSC Securities Corporation ("MBSC") (formerly, Dreyfus Service Corporation), the Fund's distributor, fees at an aggregate annual rate of 0.25% of the value of the average daily net assets of Class A shares and 1.00% of the value of the average daily net assets of Class B and Class C shares, respectively, to finance the sale and distribution of such shares and for shareholder servicing. Class B and Class C shares of the Acquiring Fund also are subject to a Rule 12b-1 Plan. Under the Acquiring Fund's Rule 12b-1 Plan, the Acquiring Fund pays MBSC, the Acquiring Fund's distributor, a fee at an annual rate of 0.50% of the value of the average daily net assets of Class B shares and 0.75% of the value of the average daily net assets of Class C shares (there is no Rule 12b-1 Plan fee for Class A shares of the Acquiring Fund or Class I shares of each fund) to finance the sale and distribution of such shares. Because the Rule 12b-1 Plan fees are paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time they will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. See "Distribution and Service Plans" in the Fund's Statement of Additional Information and "Distribution and Servicing Arrangements—Distribution Plan" in the Acquiring Fund's Statement of Additional Information.

           Shareholder Services Plan.   Class A, Class B and Class C shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Acquiring Fund pays MBSC a fee at an annual rate of 0.25% of the value of the average daily net assets of the relevant class for providing shareholder services (there is no Shareholder Services Plan fee for Class I shares of each fund). The Fund has no shareholder services plan, but has adopted plans pursuant to Rule 12b-1 under the 1940 Act, described above, which provide for payments for shareholder servicing. See "Distribution and Servicing Arrangements—Shareholder Services Plan" in the Acquiring Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Redemption Procedures.   The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Shareholder Guide—Selling shares," "Instructions for Regular Accounts" and "Instructions for IRAs" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions.  The Fund normally declares dividends daily and pays dividends monthly. The Acquiring Fund normally declares and pays dividends monthly. Otherwise, the dividends and distributions policies of the Fund and the Acquiring Fund are the same. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services.   The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

           Certain Organizational Differences Between the Trust and the Company.   The Acquiring Fund is a series of the Company, which is a Maryland corporation, and the rights of its shareholders are governed by the Company's Articles of Incorporation (the "Charter"), the Company's By-Laws and the Maryland General Corporation Law (the "Maryland Code"). The Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust's Agreement and Declaration of Trust (the "Trust Agreement"), the Trust's By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

           Shareholder Meetings and Voting Rights.   Generally, neither the Acquiring Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Fund, or a majority, in the case of the Acquiring Fund, of the respective fund's outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by the shareholders.

           Shares of the Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that a majority of the Fund's shares entitled to vote shall constitute a quorum for the transaction of business at a Fund shareholders' meeting. The Company's Charter provides that 33-1/3% of the Acquiring Fund's shares entitled to vote shall constitute a quorum for the transaction of business at an Acquiring Fund's stockholders' meeting. Matters requiring a larger vote by law or under the organizational documents for the Company or the Trust are not affected by such quorum requirements.

           Shareholder Liability.   Under the Maryland Code, Acquiring Fund stockholders have no personal liability as such for the Acquiring Fund's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Fund, or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a Fund shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Fund considers the risk of a Fund shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

           Liability and Indemnification of Board Members.   Under the Maryland Code, the Charter and By-Laws of the Company, and subject to the 1940 Act, a Director or officer of the Company is not liable to the Acquiring Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Acquiring Fund except where the individual is adjudged liable to the Acquiring Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Acquiring Fund is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

           Under Massachusetts law, the Trust Agreement and By-Laws of the Trust, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Fund may be indemnified to the same extent as Trustees.

           Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * * * * * * *

          The foregoing is only a summary of certain differences between the Acquiring Fund, the Company's Charter and By-Laws and the Maryland Code, and the Fund, the Trust's Trust Agreement and By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company's Charter and By-Laws or the Trust's Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATION

          After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and investment management policies and that would otherwise benefit fund shareholders, management recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund. The Trust's Board and the Company's Board have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Trust's Board believes that the Reorganization will permit Fund shareholders to pursue substantially similar investment goals in a substantially larger fund with a comparable performance record, without diluting such shareholders' interests. In addition, each class of shares of the Acquiring Fund is expected to have a lower total expense ratio (after fee waivers and expense reimbursements) than the corresponding class of Fund shares. As of September 30, 2007, the Fund had net assets of approximately $87.4 million and the Acquiring Fund had net assets of approximately $573.6 million. If the Reorganization of the Fund and the reorganizations of the Proposed Acquired Funds are consummated, the Acquiring Fund would have net assets of approximately $1.5 billion, as of such date. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management and Dreyfus should be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Company's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the costs to be incurred by the Fund in connection with the Reorganization.

          For the reasons described above, the Boards of the Trust and the Company, each of which is comprised entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization.   The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 27, 2008 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class A, Class B, Class C and Class I shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Shareholder Guide—Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward). Any such distributions will be taxable to Fund shareholders.

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A, Class B, Class C and Class I shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class A, Class B, Class C and Class I shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and Acquiring Fund shares distributed to the Fund's shareholders of record will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $90,000, which will be borne by the Fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and the Fund may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Trust's Board. The cost of any such outside solicitation firm is estimated to be approximately $31,000, which amount is included in the estimated total expenses of the Reorganization listed above.

          If the Reorganization is not approved by Fund shareholders, the Trust's Board will consider other appropriate courses of action with respect to the Fund, including liquidating the Fund and distributing its assets to Fund shareholders. Such liquidation of the Fund may result in shareholders realizing taxable gains.

           Temporary Suspension of Certain of the Fund's Investment Restrictions.   Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences.   The exchange of Fund assets for Acquiring Fund Class A, Class B, Class C and Class I shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class I shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A, Class B, Class C and Class I shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class I shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class I shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A, Class B, Class C and Class I shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Class A, Class B, Class C and Class I shares for Acquiring Fund Class A, Class B, Class C and Class I shares , respectively, pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A, Class B, Class C and Class I shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A, Class B, Class C and Class I shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Trust's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE TRUST'S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT
BOARD MEMBERS, RECOMMENDS THAT SHAREHOLDERS VOTE
"FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 33-48926). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-43846).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          With respect to Dreyfus individual retirement accounts ("IRAs"), the Individual Retirement Custodial Account Agreement governing the IRAs requires The Dreyfus Trust Company ("DTC"), as the custodian of the IRAs, to vote Fund shares held in such IRAs in accordance with the IRA shareholder's instructions. However, if no voting instructions are received, DTC may vote Fund shares held in the IRA in the same proportions as the Fund shares for which voting instructions are received from other Dreyfus IRA shareholders. Therefore, if an IRA shareholder does not provide voting instructions prior to the Meeting, DTC will vote the IRA shares "FOR", "AGAINST" or "ABSTAIN" in the same proportions as it votes the shares for which properly conveyed instructions are timely received from other Dreyfus IRA shareholders.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding shares of the Fund entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of October 31, 2007, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class A Charles Schwab & Co., Inc. Reinvest Account Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	24.5508%	28.9177%

Merrill Lynch, Pierce, Fenner & Smith 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	15.9449%	1.9296%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	7.2946%	7.7976%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	5.5939%	0.6769%

Class B Merill Lynch, Pierce, Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	21.5104%	21.5104%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	11.8956%	11.8956%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060-9245	6.7961%	6.7961%

UBS Financial Services Inc. 20388 Bonnie Bank Boulevard Rocky River, OH 44116-4123	6.4749%	6.4749%

Class C National Financial Services 82 Devonshire Street Boston, MA 02109-3605	64.8389%	64.8389%

Merill Lynch, Pierce, Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	15.4687%	15.4687%

Citigroup Global Markets Inc. 333 West 34th Street, 3rd Floor New York, NY 10001-2402	7.2765%	7.2765%

Class I SEI Private Trust Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	91.7039%	90.2089%

          As of October 31, 2007, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Investor Shares Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	29.519%	28.9177%

Wells Fargo Bank of Minnesota NPF Coordinator Wells Fargo Center 6th & Marquette P.O. Box 9131 Minneapolis, MN 55480	18.2891%	16.0757%

Union Bank of California Select Benefit Omnibus Account P.O. Box 85484 San Diego, CA 92186-5484	10.6142%	9.3296%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	7.8669%	7.7976%

Institutional Shares SEI Private Trust Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	90.1224%	90.2089%

          As of October 31, 2007, Board members and officers of the Trust and the Company, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for its fiscal year ended December 31, 2006 and the audited financial statements of the Acquiring Fund for its fiscal year ended July 31, 2007 have been incorporated herein by reference in reliance upon the report of KPMG LLP, the Fund's independent registered public accounting firm, and the report of Ernst & Young LLP, the Acquiring Fund's independent registered public accounting firm, respectively, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Trust's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING
TRUSTEES AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of October 25, 2007 (the "Agreement"), between DREYFUS PREMIER MANAGED INCOME FUND (the "Fund"), a series of THE DREYFUS/LAUREL FUNDS TRUST (the "Trust"), a Massachusetts business trust, and DREYFUS INTERMEDIATE TERM INCOME FUND (the "Acquiring Fund"), a series of DREYFUS INVESTMENT GRADE FUNDS, INC. (the "Company"), a Maryland corporation.

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class A, Class B, Class C and Class I shares ("Acquiring Fund Shares") of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as a series of the Trust as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

           WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

           1.          THE REORGANIZATION.

           1.1           Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

           1.2           The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.3           Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4           The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5           As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate as a series of the Trust and distribute pro rata to the Fund's Class A, Class B, Class C and Class I shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), the corresponding class of Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be canceled and Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

           1.6           Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

           1.7           Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8           Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

           2.          VALUATION.

           2.1           The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the "Company's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.2           The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Company's Charter and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.3           The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

           2.4           All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

           3.           CLOSING AND CLOSING DATE.

           3.1           The Closing Date shall be March 27, 2008, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2           The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date.

           3.3           If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4           The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Trust's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

           4.          REPRESENTATIONS AND WARRANTIES.

           4.1           The Trust, on behalf of the Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

                     (a)   The Fund is a duly established and designated series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                     (b)   The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                     (c)   The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d)   The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Agreement and Declaration of Trust, as amended (the "Trust's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound.

                     (e)   The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                     (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                     (g)   The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended December 31, 2006 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                     (h)   Since December 31, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                     (i)   At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (j)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (k)   All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                     (l)   On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                     (m)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (n)   The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

           4.2           The Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

                     (a)   The Acquiring Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

                     (b)   The Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                     (c)   The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d)   The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                     (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                     (f)   The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended July 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                     (g)   Since July 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                     (h)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (i)   For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (j)   All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the shares of the Acquiring Fund to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                     (k)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (l)   The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                     (m)   No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                     (n)   The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE TRUST AND THE COMPANY, ON BEHALF OF THE FUND AND THE ACQUIRING FUND, RESPECTIVELY.

           5.1           The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

           5.2           The Trust will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3           Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4           As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

           5.5           The Trust, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Company, on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6           The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.7           The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

           5.8           As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

           6.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           6.1           All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2           The Trust shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

           6.3           The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust's name by the Trust's President or Vice President and the Trust's Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

           7.          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1           All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2           The Company shall have delivered to the Fund on the Closing Date a certificate executed in the Company's name by the Company's President or Vice President and the Company's Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

           8.          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act.

           8.2           On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3           All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4           The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

           8.5           The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

           8.6           The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                     (a)   The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

           9.           TERMINATION OF AGREEMENT; EXPENSES.

           9.1           This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

           9.2           If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Company or the Trust, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

           9.3           The Fund shall bear the aggregate expenses of the transactions contemplated hereby.

           10.           WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Trust or of the Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

           11.           MISCELLANEOUS.

           11.1           None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

           11.2           This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

           11.3           This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

           11.4           This Agreement may be amended only by a signed writing between the parties.

           11.5           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           11.6           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           11.7           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Company, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Trust's Declaration of Trust or the Company's Charter, respectively; a copy of the Trust's Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Trust's principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

THE DREYFUS/LAUREL FUNDS TRUST, on behalf of Dreyfus Premier Managed Income Fund By: /s/ J. David Officer J. David Officer, President

ATTEST:	/s/ Jeff Prusnofsky Jeff Prusnofsky, Assistant Secretary

DREYFUS INVESTMENT GRADE FUNDS, INC., on behalf of Dreyfus Intermediate Term Income Fund By: /s/ J. David Officer J. David Officer, President

ATTEST:	/s/ Jeff Prusnofsky Jeff Prusnofsky, Assistant Secretary

Exhibit B

PRO FORMA FEES AND EXPENSES

           Shareholders of two other funds advised by Dreyfus—Dreyfus A Bonds Plus, Inc. ("A Bonds") and Dreyfus Premier Core Bond Fund ("Core Bond" and, together with A Bonds, the "Proposed Acquired Funds")—also are being asked in separate proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of each such Proposed Acquired Fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund (Class A shares only of the Acquiring Fund will be exchanged in the A Bonds reorganization). If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganization of the respective Proposed Acquired Fund. The fees and expenses set forth below assume that shareholders of the Fund and of the Proposed Acquired Funds approve the reorganizations of their respective funds into the Acquiring Fund. The fees and expenses set forth below are based on net assets and accruals of the Fund, the Proposed Acquired Funds and the Acquiring Fund, respectively, as of July 31, 2007, and are adjusted for the Fund and the Proposed Acquired Funds to include estimated costs of the reorganizations totaling $300,000. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and accruals of the Fund, the Proposed Acquired Funds and the Acquiring Fund, as of July 31, 2007, as adjusted showing the effect of the reorganizations had they occurred on such date.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund Class A	Core Bond Class A	A Bonds	Acquiring Fund Class A	Pro Forma After Reorganizations Acquiring Fund Class A
Management fees	.70%	.60%	.65%	.45%	.45%
Rule 12b-1 fee	.25%	none	none	none	none
Shareholder services fee	none	.25%	.07%	.25%	.25%
Other expenses	.14%	.26%	.28%	.22%	.19%
Total	1.09%	1.11%	1.00%	.92%	.89%
Fee waiver and/or expense reimbursement	N/A	(.11)%	N/A	(.12)%	(.09)%
Net operating expenses	1.09%	1.00%	1.00%	.80%	.80%

	Fund Class B	Core Bond Class B	Acquiring Fund Class B	Pro Forma After Reorganizations Acquiring Fund Class B
Management fees	.70%	.60%	.45%	.45%
Rule 12b-1 fee	1.00%	.50%	.50%	.50%
Shareholder services fee	none	.25%	.25%	.25%
Other expenses	.14%	.23%	.17%*	.17%*
Total	1.84%	1.58%	1.37%	1.37%
Fee waiver and/or expense reimbursement	N/A	(.08)%	N/A	N/A
Net operating expenses	1.84%	1.50%	1.37%	1.37%

	Fund Class C	Core Bond Class C	Acquiring Fund Class C	Pro Forma After Reorganizations Acquiring Fund Class C
Management fees	.70%	.60%	.45%	.45%
Rule 12b-1 fee	1.00%	.75%	.75%	.75%
Shareholder services fee	none	.25%	.25%	.25%
Other expenses	.14%	.24%	.18%*	.17%*
Total	1.84%	1.84%	1.63%	1.62%
Fee waiver and/or expense reimbursement	N/A	(.09)%	N/A	N/A
Net operating expenses	1.84%	1.75%	1.63%	1.62%

	Fund Class I	Core Bond Class I	Acquiring Fund Class I	Pro Forma After Reorganizations Acquiring Fund Class I
Management fees	.70%	.60%	.45%	.45%
Rule 12b-1 fee	none	none	none	none
Shareholder services fee	none	none	none	none
Other expenses	.14%	.19%	.09%	.08%
Total	.84%	.79%	.54%	.53%
Fee waiver and/or expense reimbursement	N/A	(.04)%	(.00)%	(.00)%
Net operating expenses	.84%	.75%	.54%	.53%

_________________
*	"Other expenses" for the Acquiring Fund's Class B and Class C shares are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

Expense example

          This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The example shows the reorganizations of the Fund, Core Bond, A Bonds and the Acquiring Fund. The example is based on net operating expenses, which reflect, for the applicable years, the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Class A	1 Year	3 Years	5 Years	10 Years
Fund Class A Shares	$556	$781	$1,024	$1,719
Core Bond Class A Shares	$547	$777	$1,024	$1,731
A Bonds Shares	$102	$318	$552	$1,225
Acquiring Fund Class A Shares	$528	$719	$925	$1,520
Pro Forma After Reorganizations—Acquiring Fund Class A Shares	$528	$712	$912	$1,489

Class B*	1 Year	3 Years	5 Years	10 Years
Fund Class B Shares	$587/$187	$879/$579	$1,195/$995	$1,782**/$1,782**
Core Bond Class B Shares	$553/$153	$791/$491	$1,053/$853	$1,631**/$1,631**
Acquiring Fund Class B Shares	$539/$139	$734/$434	$950/$750	$1,411**/$1,411**
Pro Forma After Reorganizations—Acquiring Fund Class B Shares	$539/$139	$734/$434	$950/$750	$1,395**/$1,395**

*	With redemption/without redemption.
**	Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

Class C*	1 Year	3 Years	5 Years	10 Years
Fund Class C Shares	$287/$187	$579/$579	$995/$995	$2,159/$2,159
Core Bond Class C Shares	$278/$178	$570/$570	$987/$987	$2,151/$2,151
Acquiring Fund Class C Shares	$266/$166	$514/$514	$887/$887	$1,933/$1,933
Pro Forma After Reorganizations—Acquiring Fund Class C Shares	$265/$165	$511/$511	$881/$881	$1,922/$1,922

*	With redemption/without redemption.

Class I	1 Year	3 Years	5 Years	10 Years
Fund Class I Shares	$86	$268	$466	$1,037
Core Bond Class I Shares	$77	$248	$435	$974
Acquiring Fund Class I Shares	$55	$173	$302	$677
Pro Forma After Reorganizations—Acquiring Fund Class I Shares	$54	$170	$296	$665

Exhibit C

DESCRIPTION OF THE COMPANY'S BOARD MEMBERS

           Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Century Business Services, Inc., a provider of
   outsourcing functions for small and medium
   size companies, Director
The Newark Group, a provider of a national
   market of paper recovery facilities, paperboard
   mills and paperboard converting plants,
   Director
Sunair Services Corporation, a provider of a
   certain outdoor-related services to homes
and businesses, Director

Clifford L. Alexander, Jr. (74) Board Member (2003)	President of Alexander & Associates, Inc., a management consulting firm (January 1981-present) Chairman of the Board of Moody's Corporation (October 2000 - October 2003)	Mutual of America Life Insurance Company, Director

David W. Burke (71) Board Member (1994)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

Whitney I. Gerard (73) Board Member (1993)	Partner of Chadbourne & Parke LLP	None

George L. Perry (73) Board Member (1992)	Economist and Senior Fellow at Brookings Institution	None

_________________________
1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

DREYFUS PREMIER MANAGED INCOME FUND
(A Series of The Dreyfus/Laurel Funds Trust)

          The undersigned shareholder of Dreyfus Premier Managed Income Fund (the "Fund"), a series of The Dreyfus/Laurel Funds Trust (the "Trust"), hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 21, 2007, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, at 9:00 a.m., on Wednesday, February 27, 2008, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

           3.           TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

           4.           INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

           5.          MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________ Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

______________________________
Signature(s)           (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil.
Please do not use fine point pens.

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), a series of Dreyfus Investment Grade Funds, Inc., in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund as a series of the Trust.

FOR /_/	AGAINST /_/	ABSTAIN /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2007

Acquisition of the Assets of

DREYFUS PREMIER MANAGED INCOME FUND
(A Series of The Dreyfus/Laurel Funds Trust)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

By and in Exchange for Class A, Class B, Class C and
Class I Shares of

DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
(A Series of Dreyfus Investment Grade Funds, Inc.)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 17, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Premier Managed Income Fund (the "Fund") in exchange for Class A, Class B, Class C and Class I shares of Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated December 3, 2007.

2.	The Acquiring Fund's Annual Report for the fiscal year ended July 31, 2007.

3.	The Fund's Annual Report for the fiscal year ended December 31, 2006.

4.	The Fund's Semi-Annual Report for the six-month period ended June 30, 2007.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of September 30, 2007.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and Semi-Annual Report and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated December 17, 2007 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated December 3, 2007 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, filed November 30, 2007 (File No. 33-48926). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated July 31, 2007, filed September 28, 2007.

          The Fund's Statement of Additional Information dated May 1, 2007 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 132 to its Registration Statement on Form N-1A, filed April 30, 2007 (File No. 33-43846). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated December 31, 2006 and Semi-Annual Report dated June 30, 2007.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
September 30, 2007 (Unaudited)

                                                             Dreyfus
                                                           Intermediate    Dreyfus     Dreyfus Premier  Dreyfus Premier    Pro Forma
                                                           Term Income     A-Bonds         Managed         Core Bond       Combined
                                                               Fund       Plus, Inc.     Income Fund          Fund           (*)

                                          Coupon  Maturity
Bonds and Notes--90.1%                   Rate (%)   Date                              Principal Amount ($)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--.1%
L-3 Communications,
  Gtd. Bonds                               3.00    8/1/35    440,000                        45,000           625,000      1,110,000
Raytheon,
  Sr. Notes                                5.50  11/15/12                  375,000                                          375,000

Agricultural--.3%
Philip Morris,
  Debs.                                    7.75   1/15/27  1,495,000 a   1,475,000         105,000         2,000,000 a    5,075,000

Asset-Backed Ctfs./Auto
  Receivables--1.5%
Americredit Prime Automobile
  Receivables, Ser. 2007-1, Cl. E          6.96    3/8/16  1,140,000 b     540,000 b       120,000 b       1,230,000 b    3,030,000
Capital Auto Receivables
  Asset Trust, Ser. 2005-1,
 Cl. C,                                    4.73   9/15/10                                  425,000                          425,000
Capital Auto Receivables Asset
  Trust, Ser. 2005-1, Cl. D                6.50   5/15/12    900,000 b                                     1,100,000 b    2,000,000
Capital Auto Receivables Asset
  Trust, Ser. 2006-1, Cl. D                7.16   1/15/13  1,050,000 b                                                    1,050,000
Capital Auto Receivables Asset
  Trust, Ser. 2007-1, Cl. D                6.57   9/16/13    500,000 b                     500,000 b         708,000 b    1,708,000
Daimler Chrysler Auto Trust,
  Ser. 2004-A, Cl. CTFS                    2.85    8/8/10                                  110,000                          110,000
Ford Credit Auto Owner Trust,
  Ser. 2004-A, Cl. C                       4.19   7/15/09  1,000,000                        50,000         1,400,000      2,450,000
Ford Credit Auto Owner Trust,
  Ser. 2005-A, Cl. A4                      3.72  10/15/09                1,135,000                                        1,135,000
Ford Credit Auto Owner Trust,
  Ser. 2005-B, Cl. B                       4.64   4/15/10  1,405,000     1,140,000         125,000         1,985,000      4,655,000
Ford Credit Auto Owner Trust,
  Ser. 2005-C, Cl. C                       4.72   2/15/11    720,000       365,000          85,000           770,000      1,940,000
Ford Credit Auto Owner Trust,
  Ser. 2006-B, Cl. D                       7.12   2/15/13    700,000 b                                       900,000 b    1,600,000
Ford Credit Auto Owner Trust,
  Ser. 2006-C, Cl. C                       5.47   9/15/12                  340,000                                          340,000
Ford Credit Auto Owner Trust,
  Ser. 2007-A, Cl. D                       7.05  12/15/13  1,575,000 b     300,000 b       250,000 b       1,700,000 b    3,825,000
GS Auto Loan Trust,
  Ser. 2004-1, Cl. A4                      2.65   5/16/11                                                    201,705        201,705
Hyundai Auto Receivables Trust,
  Ser. 2006-B, Cl. C                       5.25   5/15/13    495,000                        50,000                          545,000
Hyundai Auto Receivables Trust,
  Ser. 2007-A, Cl. A3A                     5.04   1/17/12                  465,000                                          465,000
Wachovia Automobile Loan Owner
  Trust, Ser. 2007-1, Cl. D                5.65   2/20/13                  945,000                                          945,000
WFS Financial Owner Trust,
  Ser. 2004-1, Cl. A4                      2.81   8/22/11                                                    224,581        224,581
WFS Financial Owner Trust,
  Ser. 2004-3, Cl. B                       3.51   2/17/12     82,610                        50,236                          132,846
WFS Financial Owner Trust,
  Ser. 2004-4, Cl. B                       3.13   5/17/12     86,887                        55,406                          142,293
WFS Financial Owner Trust,
  Ser. 2005-2, Cl. B                       4.57  11/19/12  2,065,000       575,000         170,000         2,560,000      5,370,000
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. B                       4.50   5/17/13                  390,000          95,000                          485,000
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. C                       4.54   5/17/13                                   50,000                           50,000

Asset-Backed Ctfs./Credit Cards--2%
American Express Credit Account
  Master Trust, Ser. 2007-6,
  Cl. C                                    6.14   1/15/13  2,210,000 b,c 2,100,000 b,c     435,000 b.c     2,350,000 b,c  7,095,000
BA Credit Card Trust,
  Ser. 2007-C1, Cl. C1                     6.04   6/15/14                2,875,000 c                                      2,875,000
Chase Issuance Trust,
  Ser. 2006-C4, Cl. C4                     6.04   1/15/14                                  435,000 c                        435,000
Citibank Credit Card Issuance
  Trust, Ser. 2006-C4, Cl. C4              6.04    1/9/12 10,235,000 c   4,530,000 c                                     14,765,000
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                 5.86   2/25/37                  960,000 c                                        960,000
MBNA Credit Card Master Note
  Trust, Ser. 2002-C1, Cl. C1              6.80   7/15/14  5,268,000                                      11,322,000     16,590,000

Asset-Backed Ctfs./Home Equity
  Loans--2%
Accredited Mortgage Loan Trust,
  Ser. 2006-1, Cl. A1                      5.19   4/25/36                  231,064 c                                        231,064
Ameriquest Mortgage Securities,
  Ser. 2003-11, Cl. AF6                    5.14   1/25/34                  925,000 c                                        925,000
Bayview Financial Acquisition
  Trust, Ser. 2005-B, Cl. 1A6              5.21   4/28/39  1,795,000 c                                     2,550,000 c    4,345,000
Carrington Mortgage Loan Trust,
  Ser. 2006-RFC1, Cl. A1                   5.17   5/25/36                  239,941 c                                        239,941
Centex Home Equity,
  Ser. 2006-A, Cl. AV1                     5.18   6/25/36    157,998 c     112,734 c                         341,617 c      612,349
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF1, Cl. A5                    5.01   2/25/35  1,700,000                       140,000         2,350,000      4,190,000
Citicorp Residential Mortgage
  Securities, Ser. 2006-1, Cl. A1          5.96   7/25/36    905,209 c   1,590,581 c       100,866 c                      2,596,656
Citicorp Residential Mortgage
  Securities, Ser. 2006-2,
  Cl. A1A                                  5.87   9/25/36    395,159 c     760,948 c                                      1,156,107
Citicorp Residential Mortgage
  Securities, Ser. 2006-2, Cl. A2          5.56   9/25/36                1,600,000 c                                      1,600,000
Citicorp Residential Mortgage
  Securities, Ser. 2007-2,
  Cl. A1A                                  5.98   6/25/37                1,631,721 c       527,910 c                      2,159,631
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M8          7.00   6/25/37                  150,000 c                                        150,000
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M9          7.00   6/25/37                  525,000 c                                        525,000
Countrywide Asset-Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                  5.26   7/25/36    248,050 c                      23,749 c                        271,799
Countrywide Asset-Backed
  Certificates, Ser. 2006-SPS1,
  Cl. A                                    5.24  12/25/25                1,119,527 c                                      1,119,527
Credit-Based Asset Servicing and
  Securitization, Ser. 2005-CB8,
  Cl. AF1B                                 5.45  12/25/35                  164,024 c                                        164,024
Credit-Based Asset Servicing and
  Securitization, Ser. 2006-CB2,
  Cl. AF1                                  5.72  12/25/36                  119,006 c                                        119,006
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                 5.86   2/25/37  1,520,000                       160,000         1,715,000      3,395,000
First NLC Trust,
  Ser. 2005-3, Cl. AV2                     5.36  12/25/35                  312,260 c                                        312,260
GSAA Trust,
  Ser. 2006-7, Cl. AV1                     5.21   3/25/46                  589,418 c                                        589,418
GSAMP Trust,
  Ser. 2006-S4, Cl. A1                     5.22   5/25/36                  289,900 c                                        289,900
J.P. Morgan Mortgage Acquisition,
  Ser. 2006-CW1, Cl. A2                    5.17   5/25/36                  183,691 c                                        183,691
J.P. Morgan Mortgage Acquisition,
  Ser. 2007-HE1, Cl. AF1                   5.42    4/1/37                1,264,019 c                                      1,264,019
Morgan Stanley ABS Capital I,
  Ser. 2006-HE3, Cl. A2A                   5.17   4/25/36    617,395 c     183,783 c        14,358 c                        815,536
Morgan Stanley Mortgage Loan
  Trust, Ser. 2006-15XS, Cl. A6B           5.83  11/25/36    740,000 c     485,000 c        75,000 c         955,000 c    2,255,000
Newcastle Mortgage Securities
  Trust, Ser. 2006-1, Cl. A1               5.20   3/25/36                  430,032 c                                        430,032
Ownit Mortgage Loan Asset Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                  5.42  12/25/36                  787,764 c                                        787,764
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-6, Cl. M1               5.91   1/25/36  1,525,000 c                     145,000 c       2,100,000 c    3,770,000
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-D, Cl. A1               5.36   1/25/36                  243,865 c                                        243,865
Renaissance Home Equity Loan
  Trust, Ser. 2005-2, Cl. M9               6.64   8/25/35                                  130,000 c                        130,000
Renaissance Home Equity Loan
  Trust, Ser. 2006-2, Cl. AF1              6.00   8/25/36                  480,115 c                                        480,115
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M2          5.61   2/25/35  1,585,000 c                                     2,105,000 c    3,690,000
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M3          5.68   2/25/35    490,000 c                                       600,000 c    1,090,000
Residential Asset Securities,
  Ser. 2001-KS3, Cl. MII1                  5.96   9/25/31                                   61,551 c                         61,551
Residential Asset Securities,
  Ser. 2003-KS7, Cl. MI3                   5.75   9/25/33    723,951       236,676 c                         981,789      1,942,416
Residential Asset Securities,
  Ser. 2005-AHL2, Cl. M3                   5.60  10/25/35    450,000 c                                       555,000 c    1,005,000
Residential Asset Securities,
  Ser. 2006-EMX4, Cl. A1                   5.17   6/25/36                  292,586 c                                        292,586
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI1                                  5.24   3/25/36    213,510 c                                       292,588 c      506,098
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI2                                  5.50   3/25/36                  240,000 c                                        240,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M2                      5.73   5/25/35  1,120,000 c                                     1,400,000 c    2,520,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M3                      5.83   5/25/35                  317,185 c                                        317,185
Sovereign Commercial Mortgage
  Securities, Ser. 2007-C1, Cl. D          5.83   7/22/30                  420,000 b,c                                      420,000
Specialty Underwriting &
  Residential Finance,
  Ser. 2006-BC2, Cl. A2A                   5.19   2/25/37                  657,166 c                                        657,166
Wells Fargo Home Equity Trust,
  Ser. 2006-1, Cl. A1                      5.16   5/25/36                  165,222 c                                        165,222

Asset-Backed Ctfs./Manufactured
  Housing--.4%
Green Tree Financial,
  Ser. 1994-7, Cl. M1                      9.25   3/15/20  1,272,548       444,191          57,625         1,824,786      3,599,150
Origen Manufactured Housing,
  Ser. 2004-B, Cl. A2                      3.79  12/15/17                                   37,251                           37,251
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A1                      5.25   2/15/14                  379,875                                          379,875
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A2                      5.25  12/15/18  1,375,000                       115,000         1,500,000      2,990,000
Origen Manufactured Housing,
  Ser. 2005-B, Cl. M2                      6.48   1/15/37    745,000                                       1,000,000      1,745,000
Vanderbilt Mortgage Finance,
  Ser. 1999-A, Cl. 1A6                     6.75    3/7/29                                   80,000                           80,000

Automobile Manufacturers--.7%
Daimler Chrysler N.A. Holding,
  Gtd. Notes                               6.05   3/13/09  2,580,000 c                     320,000 c       1,950,000 c    4,850,000
DaimlerChrysler N.A. Holding,
  Gtd. Notes, Ser. E                       5.89  10/31/08  2,725,000 c                     250,000 c       3,745,000 c    6,720,000
DaimlerChrysler N.A. Holding,
  Gtd. Notes                               6.13   3/13/09  1,375,000 c                     135,000 c       1,925,000 c    3,435,000
DaimlerChrysler N.A. Holding,
  Notes                                    4.88   6/15/10                  295,000          65,000                          360,000

Automotive, Trucks & Parts--.1%
ERAC USA Finance,
  Notes                                    5.61   4/30/09                                                    965,000 b,c    965,000
ERAC USA Finance,
  Notes                                    7.95  12/15/09                                                  1,095,000 b    1,095,000
Goodyear Tire & Rubber,
  Sr. Notes                                9.13   12/1/09    295,000 b,c                    30,000 b,c       380,000 b,c    705,000

Banks--6.4%
BAC Capital Trust XIV,
  Bank Gtd. Notes                          5.63  12/31/49  2,930,000 c                     470,000 c       3,205,000 c    6,605,000
Barclays Bank,
  Sub. Notes                               5.93   9/29/49                  265,000 a,b,c                                    265,000
Barclays Bank,
  Jr. Sub. Bonds                           7.43  12/15/49                  120,000 b,c                                      120,000
Capital One Financial,
  Sr. Unsub. Notes                         6.00   9/10/09  5,275,000 c                     540,000 c       2,500,000 c    8,315,000
Chevy Chase Bank,
  Sub. Notes                               6.88   12/1/13  1,220,000       480,000         145,000         1,710,000      3,555,000
Chuo Mitsui Trust & Banking,
  Sub. Notes                               5.51  12/29/49                  385,000 b,c                                      385,000
Colonial Bank,
  Sub. Notes                               6.38   12/1/15  1,105,000       750,000         250,000         1,530,000      3,635,000
Colonial Bank,
  Sub. Notes                               8.00   3/15/09    385,000       250,000                           540,000      1,175,000
Ford Motor Credit,
  Sr. Notes                                5.80   1/12/09                                  335,000                          335,000
Glitnir Banki,
  Sub. Notes                               6.69   6/15/16                  450,000 b,c                                      450,000
Greater Bay Bancorp,
  Sr. Notes, Ser. B                        5.25   3/31/08                                  100,000                          100,000
ICICI Bank,
  Bonds                                    5.90   1/12/10    710,000 b,c   400,000 b,c                       850,000 b,c  1,960,000
Industrial Bank of Korea,
  Sub. Notes                               4.00   5/19/14  2,630,000 b,c                   275,000 b,c     3,305,000 b,c  6,210,000
Islandsbanki,
  Notes                                    5.52  10/15/08    975,000 b,c                    87,000 b,c     1,245,000 b,c  2,307,000
J.P. Morgan & Co.,
  Sub. Notes                               6.25   1/15/09  1,110,000                       160,000         1,155,000      2,425,000
Landsbanki Islands,
  Sr. Notes                                6.21   8/25/09  2,450,000 b,c                   250,000 b,c     3,225,000 b,c  5,925,000
M&T Bank,
  Sr. Unscd. Bonds                         5.38   5/24/12                  245,000                                          245,000
Manufacturers & Traders Trust,
  Sub. Notes                               5.59  12/28/20                  475,000 c                                        475,000
Marshall and Ilsley Bank,
  Sub. Notes, Ser. BN                      5.85   12/4/12  2,430,000 c   2,610,000 c       260,000 c       2,650,000 c    7,950,000
Marshall and Ilsley,
  Sr. Unscd. Notes                         5.63   8/17/09  2,765,000     1,395,000         325,000         2,945,000      7,430,000
Morgan Stanley,
  Notes                                    3.88   1/15/09                                  690,000                          690,000
NB Capital Trust IV,
  Gtd. Cap. Secs.                          8.25   4/15/27                1,000,000         180,000                        1,180,000
Northern Rock,
  Sub. Notes                               5.60   4/29/49                  975,000 b,c                                      975,000
Northern Rock,
  Sub. Notes                               5.60   4/30/49    350,000 b,c                                     350,000 b,c    700,000
Northern Rock,
  Sub. Notes                               6.59   6/28/49  1,130,000 b,c                                   1,175,000 b,c  2,305,000
Northern Rock,
  Sub. Notes                               6.59   6/29/49                                  215,000 b,c                      215,000
Popular North America,
  Notes                                    6.05  12/12/07  1,315,000 c                     125,000 c       1,815,000 c    3,255,000
Regions Financial,
  Sr. Notes                                5.44    8/8/08                1,450,000 c                                      1,450,000
Resona Bank,
  Notes                                    5.85   9/29/49                  385,000 b,c                                      385,000
Royal Bank of Scotland,
  Bonds                                    6.99   10/5/49  1,825,000 b,c                                   1,850,000b,c,g 3,675,000
Royal Bank of Scotland,
  Bonds                                    6.99  10/29/49                1,045,000 b,c,g   290,000 b,c,g                  1,335,000
Shinsei Finance Cayman,
  Jr. Sub. Bonds                           6.42   1/29/49                  795,000 b,c                                      795,000
Societe Generale,
  Sub. Notes                               5.92   4/29/49                  330,000 b,c                                      330,000
Sovereign Bancorp,
  Sr. Notes                                4.80    9/1/10                  925,000 c                                        925,000
Sovereign Bancorp,
  Sr. Unscd. Notes                         5.44   3/23/10  2,105,000 c     585,000 c       250,000 c       1,850,000 c    4,790,000
Sovereign Bancorp,
  Sr. Notes                                5.90    3/1/09  2,145,000 c                     195,000 c       2,965,000 c    5,305,000
SunTrust Preferred Capital I,
  Bank Gtd. Notes                          5.85  12/31/49  2,875,000 c     705,000 a,b,c   330,000 c       3,125,000 c    7,035,000
USB Capital IX,
  Gtd. Notes                               6.19   4/15/49  5,585,000 a,c 1,415,000 c       795,000 a,c     6,410,000 c   14,205,000
Wachovia,
  Sr. Notes                                3.63   2/17/09                                  155,000                          155,000
Wachovia Bank,
  Sub. Notes                               5.00   8/15/15                  850,000                                          850,000
Wachovia,
  Sub. Notes                               6.38   1/15/09                  915,000                                          915,000
Washington Mutual,
  Notes                                    5.66   1/15/10                  810,000 c                                        810,000
Wells Fargo & Co.,
  Notes                                    3.13    4/1/09  4,195,000                       795,000         4,500,000      9,490,000
Wells Fargo Bank N.A.,
  Sub. Notes                               7.55   6/21/10  1,895,000     2,855,000                         1,870,000      6,620,000
Wells Fargo & Co.,
  Sub. Notes                               6.38    8/1/11                  540,000                                          540,000
Western Financial Bank,
  Sub. Debs.                               9.63   5/15/12  1,695,000                       165,000         2,390,000      4,250,000
World Savings Bank,
  Sr. Notes                                4.50   6/15/09  4,065,000                       330,000         4,280,000      8,675,000
Zions Bancorporation,
  Sr. Unscd. Notes                         5.48   4/15/08  2,350,000 c     620,000 c       105,000 c                      3,075,000
Zions Bancorporation,
  Sub. Notes                               6.00   9/15/15                  825,000                                          825,000

Building & Construction--.5%
American Standard,
  Gtd. Notes                               7.38    2/1/08  1,530,000                       145,000         2,115,000      3,790,000
Centex,
  Sr. Unscd. Notes                         4.75   1/15/08    725,000                        65,000         1,010,000      1,800,000
D.R. Horton,
  Gtd. Notes                               5.88    7/1/13  1,365,000                       120,000         1,870,000      3,355,000
D.R. Horton,
  Sr. Unsub. Notes                         6.00   4/15/11                                   15,000
Masco,
  Sr. Unscd. Notes                         6.00   3/12/10  1,390,000 c     410,000 c       140,000 c       1,620,000 c    3,560,000
Owens Corning,
  Gtd. Notes                               6.50   12/1/16                  210,000                                          210,000

Chemicals--.2%
Equistar Chemicals/Funding,
  Gtd. Notes                              10.13    9/1/08    309,000       206,000          29,000           420,000        964,000
ICI Wilmington,
  Gtd. Notes                               4.38   12/1/08                  725,000                                          725,000
Lubrizol,
  Sr. Notes                                4.63   10/1/09                  815,000                                          815,000
RPM International,
  Sr. Notes                                4.45  10/15/09  1,140,000                       125,000         1,415,000      2,680,000
Rohm and Haas Holdings,
  Unsub. Notes                             5.60   3/15/13                  220,000                                          220,000

Commercial & Professional
  Services--.1%
ERAC USA Finance,
  Notes                                    5.61   4/30/09    700,000 b,c   200,000 b,c      70,000 b,c                      970,000
ERAC USA Finance,
  Notes                                    7.95  12/15/09    760,000 b     360,000 b       100,000 b                      1,220,000
ERAC USA Finance,
  Bonds                                    5.60    5/1/15                  550,000 b                                        550,000

Commercial Mortgage Pass-Through
  Ctfs.--4.2%
Banc of America Commercial
  Mortgage, Ser. 2005-2, Cl. A2            4.25   7/10/43                1,424,590                                        1,424,590
Banc of America Commercial
  Mortgage, Ser. 2002-2, Cl. A3            5.12   7/11/43                  300,000                                          300,000
Bayview Commercial Asset Trust,
  Ser. 2003-2, Cl. A                       5.71  12/25/33    505,134 b,c   303,081 b,c                       690,350 b,c  1,498,565
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. A                       5.49   4/25/34    636,882 b,c   303,277 b,c                                      940,159
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. M2                      6.33   4/25/34    192,076 b,c                                     283,059 b,c    475,135
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. A2                     5.53  11/25/35  1,538,477 b,c                   145,067 b,c     2,171,428 b,c  3,854,972
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B1                     6.23  11/25/35                                   76,351 b,c                       76,351
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B3                     8.13  11/25/35    381,756 b,c   190,878 b,c      76,351 b,c       534,458 b,c  1,183,443
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. B3                     8.63   1/25/36                  186,517 b,c                                      186,517
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. M5                     5.78   1/25/36    426,916 b,c                    82,896 b,c       911,859 b,c  1,421,671
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B2                     6.60   7/25/36                  673,353 b,c                                      673,353
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B3                     7.83   7/25/36    231,465 b,c                                     336,677 b,c    568,142
Bayview Commercial Asset Trust,
  Ser. 2006-SP1, Cl. A1                    5.40   4/25/36                  397,251 b,c                                      397,251
Bayview Commercial Asset Trust,
  Ser. 2006-SP2, Cl. A                     5.41   1/25/37  1,711,777 b,c                   182,474 b,c     2,337,402 b,c  4,231,653
Bear Stearns Commercial Mortgage
  Securities, Ser. 2003-T12,
  Cl. A3                                   4.24   8/13/39                                  295,000                          295,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A2                                   4.25   7/11/42  1,125,000                                       1,550,000      2,675,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A3                                   4.57   7/11/42                                  120,000                          120,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2005-T18,
  Cl. A2                                   4.56   2/13/42  1,365,000                       125,000         1,900,000      3,390,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW13,
  Cl. A3                                   5.52   9/11/41                  350,000                                          350,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW12,
  Cl. AAB                                  5.87   9/11/38                  715,000 c                                        715,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-T24,
  Cl. AAB                                  5.53  10/12/41                  775,000                                          775,000
Capco America Securitization,
  Ser. 1998-D7, Cl. A1B                    6.26  10/15/30    744,322       651,281          88,388           790,842      2,274,833
Chase Commercial Mortgage
  Securities, Ser. 1997-2, Cl. C           6.60  12/19/29                                   35,072                           35,072
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Ser. 2006-CD2,
  Cl. A2                                   5.41   1/15/46                  580,000                                          580,000
Credit Suisse/Morgan Stanley
  Commercial Mortgage
  Certificates, Ser. 2006-HC1A,
  Cl. A1                                   5.94   5/15/23  2,285,000 b,c   725,000 b,c      20,000 b,c     3,150,000 b,c  6,180,000
Crown Castle Towers,
  Ser. 2005-1A, Cl. D                      5.61   6/15/35  1,290,000 b     445,000 b       115,000 b       1,815,000 b    3,665,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. B                      5.36  11/15/36                  275,000 b                                        275,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. C                      5.47  11/15/36                  730,000 b                                        730,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. D                      5.77  11/15/36    745,000 b     550,000 b        75,000 b         960,000 b    2,330,000
DLJ Commercial Mortgage,
  Ser. 1998-CF2, Cl. A1B                   6.24  11/12/31                                  114,944                          114,944
DLJ Commercial Mortgage,
  Ser. 1998-CGI, Cl. A1B                   6.41   6/10/31                                  291,074                          291,074
Global Signal Trust,
  Ser. 2006-1, Cl. D                       6.05   2/15/36  1,650,000 b     580,000 b       160,000 b       2,275,000 b    4,665,000
Global Signal Trust,
  Ser. 2006-1, Cl. E                       6.50   2/15/36    400,000 b     320,000 b        35,000 b         550,000 b    1,305,000
GMAC Commercial Mortgage
  Securities, Ser. 2003-C3,
  Cl. A2                                   4.22   4/10/40  1,075,000                                       1,475,000      2,550,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. B                                    6.05    3/6/20                1,630,000 b,c                                    1,630,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. E                                    6.24    3/6/20                  610,000 b,c                                      610,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. F                                    6.28    3/6/20  2,605,000 b,c                   305,000 b,c     2,770,000 b,c  5,680,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. G                                    6.32    3/6/20  1,415,000 b,c                   150,000 b,c     1,545,000 b,c  3,110,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. K                                    6.85    3/6/20    915,000 b,c   350,000 b,c      95,000 b,c       995,000 b,c  2,355,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. L                                    7.10    3/6/20  3,060,000 b,c                   330,000 b,c     3,335,000 b,c  6,725,000
Greenwich Capital Commercial
  Funding, Ser. 2007-GG9, Cl. AAB          5.44   3/10/39                1,450,000                                        1,450,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2004-C1, Cl. A2                     4.30   1/15/38                  540,000                                          540,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2005-LDP5, Cl. A2                   5.20  12/15/44                1,250,000                                        1,250,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2006-LDP7, Cl. ASB                  6.07   4/15/45                  710,000 c                                        710,000
Mach One Trust Commercial
  Mortgage-Backed, Ser. 2004-1A,
  Cl. A1                                   3.89   5/28/40                                   27,970 b                         27,970
Merrill Lynch Mortgage Trust,
  Ser. 2005-CIP1, Cl. A2                   4.96   7/12/38                  885,000                                          885,000
Merrill Lynch Mortgage Trust,
  Ser. 2005-CKI1, Cl. A2                   5.40  11/12/37                  300,000 c                                        300,000
Morgan Stanley Capital I,
  Ser. 1998-HF1, Cl. E                     7.42   3/15/30    300,000 c                                                      300,000
Morgan Stanley Capital I,
  Ser. 1999-RM1, Cl. A2                    6.71  12/15/31                                  115,699                          115,699
Morgan Stanley Capital I,
  Ser. 1999-CAM1, Cl. A4                   7.02   3/15/32                                   28,077                           28,077
Morgan Stanley Capital I,
  Ser. 2006-T21, Cl. A2                    5.09  10/12/52                1,000,000                                        1,000,000
Morgan Stanley Capital I,
  Ser. 2006-IQ12, Cl. AAB                  5.33  12/15/43                1,540,000                                        1,540,000
Morgan Stanley Capital I,
  Ser. 2006-HQ9, Cl. A3                    5.71   7/12/44                1,550,000                                        1,550,000
Morgan Stanley Capital I,
  Ser. 2007-T27, Cl. A2                    5.80   6/11/42                  570,000 c                                        570,000
Morgan Stanley Dean Witter Capital I,
  Ser. 2001-PPM, Cl. A3                    6.54   2/15/31                                  102,547                          102,547
Nationslink Funding Corporation,
  Ser. 1998-2, Cl. A2                      6.48   8/20/30    952,391       404,440         107,633         1,014,362      2,478,826
SBA CMBS Trust,
  Ser. 2006-1A, Cl. D                      5.85  11/15/36    695,000 b     235,000 b        70,000 b         890,000 b    1,890,000
TIAA Real Estate,
  Ser. 2007-C4, Cl. A3                     6.10   8/15/39                  495,000 c                                        495,000
Washington Mutual Commercial
  Mortgage Securities Trust,
  Ser. 2003-C1A, Cl. A                     3.83   1/25/35  3,499,442 b   2,232,099 b       328,989 b       4,861,500 b   10,922,030

Diversified Financial
  Services--7.2%
Ameriprise Financial,
  Jr. Sub. Notes                           7.52    6/1/66  1,215,000 c     396,000 c       240,000 c       1,590,000 c    3,441,000
Amvescap,
  Gtd. Notes                               5.63   4/17/12  2,780,000       380,000         290,000         3,165,000      6,615,000
Bear Stearns,
  Sr. Unscd. Notes                         5.50   8/15/11                  785,000                                          785,000
Boeing Capital,
  Sr. Notes                                7.38   9/27/10                  890,000                                          890,000
Capmark Financial Group,
  Gtd. Notes                               5.88   5/10/12  3,245,000 b     860,000 b       340,000 b       4,095,000 b    8,540,000
CIT Group,
  Sr. Notes                                5.71   8/15/08  2,035,000 c                     185,000 c       2,820,000 c    5,040,000
Countrywide Financial,
  Gtd. Notes                               5.50    1/5/09                                  260,000 c                        260,000
Countrywide Financial,
  Gtd. Notes                               5.80    6/7/12                  540,000                                          540,000
Countrywide Home Loans,
  Gtd. Notes                               3.25   5/21/08                  375,000                                          375,000
Countrywide Home Loans,
  Notes                                    4.13   9/15/09  1,445,000                                       2,010,000      3,455,000
Credit Suisse First Boston USA,
  Notes                                    3.88   1/15/09    790,000                       315,000           560,000      1,665,000
Credit Suisse Guernsey,
  Jr. Sub. Notes                           5.86   5/29/49                  670,000 c                                        670,000
Credit Suisse USA,
  Sr. Unsub. Notes                         5.50   8/16/11                1,215,000 a                                      1,215,000
FCE Bank,
  Notes                            EUR     5.72   9/30/09                                                  2,155,000 c,d  2,155,000
FCE Bank,
  Notes                            EUR     5.73   9/30/09  1,980,000 c,d                   235,000 c,d                    2,215,000
Ford Motor Credit,
  Sr. Notes                                5.80   1/12/09  2,985,000                                       2,675,000      5,660,000
Ford Motor Credit,
  Unscd. Notes                             7.38  10/28/09                1,445,000                                        1,445,000
Fuji JGB Investment,
  Sub. Bonds                               9.87  12/29/49  1,175,000 b,c   750,000 b,c     100,000 b,c     1,620,000 b,c  3,645,000
General Electric Capital,
  Sr. Unscd. Notes, Ser. A                 4.13    9/1/09  1,053,000                       148,000         1,111,000      2,312,000
General Electric Capital,
  Notes, Ser. A                            4.63   9/15/09  1,200,000                       170,000         1,265,000      2,635,000
Glencore Funding,
  Gtd. Notes                               6.00   4/15/14  1,280,000 b     440,000 b       140,000 b       1,630,000 b    3,490,000
GMAC,
  Unsub. Notes                             6.81   5/15/09  1,700,000 c                     200,000 c       1,810,000 c    3,710,000
Goldman Sachs Capital II,
  Gtd. Bonds                               5.79  12/29/49  1,640,000 c     495,000 c       170,000 c       1,825,000 c    4,130,000
Goldman Sachs Group,
  Sub. Notes                               5.63   1/15/17                  330,000                                          330,000
HSBC Finance Capital Trust IX,
  Gtd. Notes                               5.91  11/30/35                  400,000 c                                        400,000
HSBC Finance,
  Notes                                    5.50   1/19/16                  800,000
HSBC Finance,
  Sr. Notes                                6.04   9/14/12  3,060,000 c                     280,000 c       4,195,000 c    7,535,000
International Lease Finance,
  Sr. Unscd. Notes                         5.72   5/24/10                                  125,000 c                        125,000
Janus Capital Group,
  Notes                                    6.25   6/15/12  1,955,000       545,000         345,000         2,125,000      4,970,000
Jefferies Group,
  Sr. Unscd. Debs.                         6.25   1/15/36                1,195,000                                        1,195,000
Jefferies Group,
  Sr. Unscd. Notes                         7.75   3/15/12    805,000                       140,000         1,050,000      1,995,000
John Deere Capital,
  Notes                                    5.66    9/1/09    770,000 c     555,000 a,b      80,000 c                      1,405,000
JPMorgan Chase & Co.,
  Sub. Notes                               5.13   9/15/14                1,460,000                                        1,460,000
Kaupthing Bank,
  Sr. Notes                                6.06   1/15/10  2,295,000 b,c                   235,000 b,c     2,960,000 b,c  5,490,000
Kaupthing Bank,
  Sub. Notes                               7.13   5/19/16                  350,000 b                                        350,000
Lehman Brothers Holdings,
  Sr. Notes                                6.00   7/19/12                  315,000 a                                        315,000
Leucadia National,
  Sr. Unscd. Notes                         7.00   8/15/13  1,100,000                       115,000         1,520,000      2,735,000
MBNA,
  Notes                                    6.13    3/1/13                1,345,000                                        1,345,000
MBNA Capital A,
  Gtd. Cap. Secs., Ser. A                  8.28   12/1/26    905,000                        80,000         1,300,000      2,285,000
Merrill Lynch,
  Sub. Notes                               5.70    5/2/17                1,025,000                                        1,025,000
Merrill Lynch & Co.,
  Notes, Ser. C                            4.25    2/8/10  4,302,000                       793,000         4,522,000      9,617,000
Merrill Lynch & Co.,
  Notes, Ser. C                            5.58    2/5/10    755,000 c                      80,000 c         887,000 c    1,722,000
Merrill Lynch & Co.,
  Sr. Unscd. Notes                         6.05   8/15/12  1,725,000                       205,000         1,840,000      3,770,000
Morgan Stanley,
  Notes                                    3.88   1/15/09  4,900,000                                       5,160,000     10,060,000
Morgan Stanley,
  Sr. Unscd. Notes                         5.75   8/31/12  1,175,000       950,000         165,000         1,235,000      3,525,000
Morgan Stanley,
  Sub. Notes                               4.75    4/1/14                1,919,000                                        1,919,000
MUFG Capital Finance 1,
  Bank Gtd. Bonds                          6.35   7/29/49                  590,000 c                                        590,000
Nuveen Investments,
  Sr. Unscd. Notes                         5.00   9/15/10                   93,000                                           93,000
NIPSCO Capital Markets,
  Notes                                    7.86   3/27/17                                   75,000                           75,000
Residential Capital,
  Gtd. Notes                               6.22    6/9/08                                   75,000 c                         75,000
Residential Capital,
  Gtd. Notes                               7.80  11/21/08  1,155,000 c                     120,000 c         865,000 c    2,140,000
Residential Capital,
  Gtd. Notes                               7.88   6/30/15    370,000                        44,000 c         398,000 c      812,000
Residential Capital,
  Gtd. Notes                               9.19   4/17/09  2,070,000 b,c                   205,000 b,c     2,855,000 b,c  5,130,000
SB Treasury,
  Jr. Sub. Bonds                           9.40  12/29/49  2,390,000 b,c                   280,000 b,c     3,330,000 b,c  6,000,000
SLM,
  Unscd. Notes, Ser. A                     4.50   7/26/10  1,425,000 a     750,000         180,000         1,350,000      3,705,000
SLM,
  Unscd. Notes, Ser. A                     5.50   7/27/09  2,740,000 a,c                   285,000 c       3,105,000 c    6,130,000
SMFG Preferred Capital,
  Sub. Bonds                               6.08   1/29/49                  835,000 b,c                                      835,000
Tokai Preferred Capital,
  Bonds                                    9.98  12/29/49  2,240,000 b,c                   220,000 b,c     3,115,000 b,c  5,575,000
Wachovia,
  Sr. Notes                                3.63   2/17/09  1,100,000                                       1,160,000      2,260,000
Windsor Financing,
  Gtd. Notes                               5.88   7/15/17    580,515 b     181,952 b                         801,457 b    1,563,924

Diversified Metals & Mining--.0%
Falconbridge,
  Bonds                                    5.38    6/1/15    154,000                        15,000           218,000        387,000
Wellpoint,
  Sr. Unsub. Notes                         5.88   6/15/17                  390,000                                          390,000

Electric Utilities--2.5%
AES,
  Sr. Notes                                9.38   9/15/10    395,000                        20,000           460,000        875,000
Appalachian Power,
  Sr. Unscd. Notes                         5.65   8/15/12    920,000                       110,000         1,075,000      2,105,000
Cinergy,
  Debs.                                    6.53  12/16/08  1,015,000                                       1,405,000      2,420,000
Cleveland Electric Illumination,
  Sr. Unscd. Notes                         5.70    4/1/17                  825,000                                          825,000
Consolidated Edison of NY,
  Sr. Unscd. Debs., Ser. D                 5.30   12/1/16                  675,000                                          675,000
Consumers Energy,
  First Mortgage Bonds, Ser. O             5.00   2/15/12                1,160,000                                        1,160,000
Dominion Resources,
  Sr. Unscd. Notes, Ser. B                 5.76  11/14/08  1,335,000 c                     140,000 c       1,725,000 c    3,200,000
Enel Finance Internation,
  Gtd. Notes                               5.70   1/15/13  1,920,000 b     275,000 b       275,000 b       1,985,000 b    4,455,000
FirstEnergy,
  Unsub. Notes, Ser. B                     6.45  11/15/11  2,580,000                       570,000         3,530,000 a    6,680,000
FPL Group Capital,
  Gtd. Debs.                               5.63    9/1/11                1,570,000                                        1,570,000
Gulf Power,
  Sr. Unsub. Notes, Ser. M                 5.30   12/1/16                  800,000                                          800,000
IPALCO Enterprises,
  Scd. Notes                               8.63  11/14/11                                   75,000 c                         75,000
National Grid,
  Sr. Unscd. Notes                         6.30    8/1/16  1,010,000     1,000,000         150,000         1,345,000      3,505,000
Niagara Mohawk Power,
  Sr. Unscd. Notes, Ser. G                 7.75   10/1/08    845,000                        90,000           940,000      1,875,000
NiSource Finance,
  Gtd. Notes                               6.06  11/23/09  1,675,000 c     385,000 c       275,000 c       2,030,000 c    4,365,000
NiSource Finance,
  Gtd. Notes                               5.25   9/15/17                  650,000                                          650,000
Nisource Finance,
  Sr. Unscd. Notes                         6.40   3/15/18    700,000                        95,000           735,000      1,530,000
Ohio Power,
  Unscd. Notes                             5.54    4/5/10  1,400,000 c     615,000 c       145,000 c       1,605,000 c    3,765,000
Southern,
  Sr. Unsub. Notes, Ser. A                 5.30   1/15/12                  475,000                                          475,000
TXU Electric Delivery,
  Bonds                                    6.07   9/16/08  4,440,000 b,c                   460,000 b,c     5,175,000 b,c 10,075,000
TXU,
  Sr. Notes, Ser. O                        4.80  11/15/09  2,335,000                       145,000         3,420,000      5,900,000
TXU,
  Unscd. Notes, Ser. C                     6.38    1/1/08                                   65,000                           65,000

Environmental Control--.4%
Allied Waste North America,
  Scd. Notes, Ser. B                       5.75   2/15/11    475,000       300,000          45,000           565,000      1,385,000
Allied Waste North America,
  Scd. Notes                               6.38   4/15/11    445,000       240,000          50,000           515,000      1,250,000
Oakmont Asset Trust,
  Notes                                    4.51  12/22/08  1,265,000 b                     130,000 b       1,630,000 b    3,025,000
Republic Services,
  Sr. Notes                                6.75   8/15/11                  610,000                                          610,000
USA Waste Services,
  Sr. Unscd. Notes                         7.00   7/15/28                  355,000                                          355,000
Waste Management,
  Sr. Unsub. Notes                         6.50  11/15/08    950,000                                       1,280,000      2,230,000

Food & Beverages--.5%
H.J. Heinz,
  Notes                                    6.43   12/1/20  1,625,000 b     425,000 b       150,000 b       2,250,000 b    4,450,000
Kraft Foods,
  Sr. Unscd. Notes                         6.00   2/11/13  1,210,000       150,000         200,000         1,290,000      2,850,000
Safeway,
  Sr. Unscd. Notes                         4.13   11/1/08    930,000                        85,000         1,295,000      2,310,000
Tyson Foods,
  Sr. Unscd. Notes                         6.85    4/1/16    800,000 c     520,000 a,c      80,000 c       1,100,000 c    2,500,000

Foreign/Governmental--2.5%
Arab Republic of Egypt,
  Unsub. Notes                     EGP     8.75   7/18/12  9,740,000 b,d                 1,110,000 b,d    10,360,000 b,d 21,210,000
Banco Nacional de
  Desenvolvimento
  Economico e Social, Unsub.
  Notes                                    5.84   6/16/08  2,080,000 c   1,185,000 c       220,000 c       2,655,000 c    6,140,000
Export-Import Bank of Korea,
  Sr. Notes                                4.50   8/12/09                1,075,000                                        1,075,000
Federal Republic of Brazil,
  Unscd. Bonds                     BRL    12.50    1/5/16  5,410,000 a,d 1,750,000 a,d     790,000 a,d     5,510,000 a,d 13,460,000
Mexican Bonos,
  Bonds, Ser. M                    MXN     9.00  12/22/11 25,645,000 d                   2,600,000 d      35,640,000 d   63,885,000
Mexican Bonos,
  Bonds, Ser. M 30                 MXN    10.00  11/20/36 11,615,000 d                   1,220,000 d      12,840,000 d   25,675,000
Republic of Argentina,
  Bonds                                    5.39    8/3/12 11,230,000 c   2,065,000 c     1,560,000 c      11,925,000 c   26,780,000
Republic of Argentina,
  Bonds, Ser. VII                          7.00   9/12/13                  720,000                                          720,000
Republic of El Salvador,
  Unscd. Notes                             8.50   7/25/11                                   60,000 b                         60,000
Russian Federation,
  Unsub. Bonds                             8.25   3/31/10  3,890,107 b     973,360 b       426,678 b       5,046,806 b   10,336,951

Health Care--.7%
American Home Products,
  Unscd. Notes                             6.95   3/15/11                  580,000 c                                        580,000
Baxter International,
  Sr. Unscd. Notes                         5.20   2/16/08  1,528,000                       140,000                        1,668,000
Community Health Systems,
  Sr. Notes                                8.88   7/15/15                  310,000 b                                        310,000
Coventry Health Care,
  Sr. Unscd. Notes                         5.95   3/15/17                  400,000                                          400,000
HCA,
  Sr. Unscd. Notes                         7.88    2/1/11  1,140,000                       115,000         1,470,000      2,725,000
HCA,
  Sr. Unscd. Notes                         8.75    9/1/10  1,395,000                       150,000         1,470,000      3,015,000
Medco Health Solutions,
  Sr. Unscd. Notes                         7.25   8/15/13  3,276,000       275,000          60,000                        3,611,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09                                  220,000 b                        220,000
Tenet Healthcare,
  Sr. Notes                                6.38   12/1/11  1,205,000                       125,000         1,440,000      2,770,000
Teva Pharmaceutical Finance,
  Gtd. Notes                               6.15    2/1/36                  565,000                                          565,000
UnitedHealth Group,
  Sr. Unscd. Notes                         5.38   3/15/16                  385,000                                          385,000

Lodging & Entertainment--.3%
Cinemark,
  Sr. Discount Notes                       9.75   3/15/14    200,000 e                      15,000 e         260,000 e      475,000
MGM Mirage,
  Gtd. Notes                               8.38    2/1/11                  350,000 a                                        350,000
MGM Mirage,
  Gtd. Notes                               8.50   9/15/10  1,575,000                       155,000         2,055,000      3,785,000
Mohegan Tribal Gaming Authority,
  Sr. Unscd. Notes                         6.13   2/15/13  1,000,000                        20,000         1,355,000      2,375,000

Machinery--.2%
Atlas Copco,
  Bonds                                    5.60   5/22/17                  290,000 b                                        290,000
Case New Holland,
  Gtd. Notes                               7.13    3/1/14    650,000       320,000          65,000           780,000      1,815,000
Terex,
  Gtd. Notes                               7.38   1/15/14  1,110,000                       115,000         1,540,000      2,765,000

Manufacturing--.1%
Tyco International Group,
  Gtd. Notes                               6.88   1/15/29    530,000                        60,000           650,000      1,240,000

Media--1.3%
AOL Time Warner,
  Gtd. Notes                               6.75   4/15/11                  900,000                                          900,000
British Sky Broadcasting,
  Gtd. Notes                               6.88   2/23/09                  900,000                                          900,000
Clear Channel Communications,
  Sr. Unscd. Notes                         4.50   1/15/10  1,700,000                                       2,300,000      4,000,000
Comcast,
  Gtd. Notes                               5.66   7/14/09  4,385,000 c                     450,000 c       5,235,000 c   10,070,000
Comcast,
  Gtd. Notes                               5.50   3/15/11                  990,000                                          990,000
Comcast,
  Gtd. Notes                               6.30  11/15/17  1,465,000                       205,000         1,550,000      3,220,000
News America Holdings,
  Gtd. Debs.                               7.70  10/30/25                  775,000                         2,975,000      3,750,000
News America,
  Gtd. Notes                               6.15    3/1/37  2,800,000                       435,000                        3,235,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09                                                  1,613,000 b    1,613,000
Time Warner,
  Gtd. Notes                               5.73  11/13/09                                  290,000 c

Oil & Gas--1.1%
Amerada Hess,
  Unscd. Notes                             6.65   8/15/11                  810,000                                          810,000
Anadarko Petroleum,
  Sr. Unscd. Notes                         6.09   9/15/09                                  534,000 c                        534,000
ANR Pipeline,
  Sr. Notes                                7.00    6/1/25                                   50,000                           50,000
BJ Services,
  Sr. Unscd. Notes                         5.75    6/1/08  4,850,000 c                     500,000 c       6,750,000 c   12,100,000
Chesapeake Energy,
  Gtd. Notes                               7.50   6/15/14                  155,000                                          155,000
Enterprise Products Operating,
  Gtd. Notes, Ser. B                       4.00  10/15/07  4,000,000                       405,000         4,720,000      9,125,000
Enterprise Products Operating,
  Gtd. Notes, Ser. B                       5.60  10/15/14                1,395,000                                        1,395,000
Gazprom,
  Sr. Unscd. Notes                         6.51    3/7/22                  715,000 b                                        715,000
Northwest Pipeline,
  Sr. Unscd. Notes                         6.63   12/1/07                                  210,000                          210,000

Packaging & Containers--.0%
Ball,
  Gtd. Notes                               6.88  12/15/12                  205,000                                          205,000
Crown Americas/Capital,
  Gtd. Notes                               7.63  11/15/13                  575,000                                          575,000

Paper & Forest Products--.3%
Sappi Papier Holding,
  Gtd. Notes                               6.75   6/15/12  1,095,000 b                     105,000 b       1,530,000 b    2,730,000
Temple-Inland,
  Gtd. Notes                               6.88   1/15/18  1,100,000       700,000 c       105,000 c       1,525,000      3,430,000

Property & Casualty
  Insurance--1.5%
Allmerica Financial,
  Debs.                                    7.63  10/15/25    760,000                        75,000           910,000      1,745,000
Allstate,
  Jr. Sub. Debs.                           6.50   5/15/57                  270,000 a,c                                      270,000
American International Group,
  Sr. Notes                                5.05   10/1/15                  470,000                                          470,000
Chubb,
  Sr. Unscd. Notes                         5.47   8/16/08  2,375,000     1,600,000         250,000         3,350,000      7,575,000
Hartford Financial Services
  Group,
  Sr. Unscd. Notes                         5.55   8/16/08    875,000       730,000                         1,190,000      2,795,000
Hartford Financial Services
  Group,
  Sr. Notes                                5.66  11/16/08  1,950,000                       250,000                        2,200,000
Leucadia National,
  Sr. Unscd. Notes                         7.13   3/15/17  3,465,000                       355,000         3,900,000      7,720,000
Lincoln National,
  Sr. Unscd. Notes                         5.78   3/12/10                  720,000 c       240,000 c                        960,000
Metlife,
  Sr. Notes                                5.50   6/15/14                2,195,000                                        2,195,000
Nippon Life Insurance,
  Notes                                    4.88    8/9/10  1,350,000 b     850,000 b                       1,900,000 b    4,100,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09  1,545,000 b                                                    1,545,000
Phoenix Cos.,
  Sr. Unscd. Notes                         6.68   2/16/08    735,000       355,000          70,000         1,025,000      2,185,000

Real Estate Investment
  Trusts--2.7%
Archstone-Smith Operating Trust,
  Notes                                    3.00   6/15/08  1,000,000                        85,000                        1,085,000
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                         5.25    5/1/15    180,000 a     900,000                           230,000 a    1,310,000
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                         5.63   8/15/14    340,000                                         455,000        795,000
Arden Realty,
  Notes                                    5.25    3/1/15                  675,000                                          675,000
Avalonbay Communities,
  Sr. Unscd. Notes                         6.63   9/15/11                  370,000                                          370,000
Boston Properties,
  Sr. Notes                                5.63   4/15/15    810,000                        85,000         1,120,000      2,015,000
Boston Properties,
  Sr. Notes                                5.00    6/1/15                  810,000                                          810,000
Commercial Net Lease Realty,
  Sr. Unscd. Notes                         6.15  12/15/15  1,100,000       375,000         100,000         1,505,000      3,080,000
Duke Realty,
  Notes                                    3.50   11/1/07    925,000       890,000          70,000         1,055,000      2,940,000
Duke Realty,
  Sr. Unscd. Notes                         5.63   8/15/11    350,000                                                        350,000
Duke Realty,
  Sr. Notes                                5.88   8/15/12                2,210,000         255,000                        2,465,000
Duke Realty,
  Sr. Notes                                6.95   3/15/11                                  170,000                          170,000
ERP Operating,
  Notes                                    4.75   6/15/09    560,000                        55,000         1,000,000      1,615,000
ERP Operating,
  Unscd. Notes                             5.50   10/1/12                  340,000                                          340,000
ERP Operating,
  Notes                                    5.25   9/15/14                  150,000                                          150,000
ERP Operating,
  Notes                                    5.13   3/15/16    825,000 a     615,000 a        75,000         1,125,000 a    2,640,000
ERP Operating,
  Unscd. Notes                             5.38    8/1/16                  255,000                                          255,000
Federal Realty Investment Trust,
  Sr. Unscd. Notes                         5.40   12/1/13    650,000                        50,000           825,000      1,525,000
Federal Realty Investment Trust,
  Notes                                    6.00   7/15/12    570,000       155,000          55,000           760,000      1,540,000
Federal Realty Investment Trust,
  Sr. Unscd. Notes                         5.65    6/1/16                  550,000                                          550,000
Healthcare Realty Trust,
  Sr. Unscd. Notes                         5.13    4/1/14  2,820,000       875,000                         3,800,000      7,495,000
Healthcare Realty Trust,
  Unscd. Notes                             8.13    5/1/11                                  225,000                          225,000
HRPT Properties Trust,
  Sr. Unscd. Notes                         6.29   3/16/11  1,350,000 c     412,000 c       125,000 c       1,788,000 c    3,675,000
Istar Financial,
  Sr. Unscd. Notes                         6.07    3/9/10  2,935,000 c   1,100,000 c       300,000 c       3,435,000 c    7,770,000
Liberty Property,
  Sr. Unscd. Notes                         5.50  12/15/16                  320,000                                          320,000
Mack-Cali Realty,
  Bonds                                    5.80   1/15/16                  690,000                                          690,000
Mack-Cali Realty,
  Notes                                    5.25   1/15/12    580,000       675,000          55,000           800,000      2,110,000
Mack-Cali Realty,
  Unscd. Notes                             5.05   4/15/10  1,600,000       400,000         335,000         2,300,000      4,635,000
Mack-Cali Realty,
  Sr. Unscd. Notes                         5.13   1/15/15                                   75,000                           75,000
Regency Centers,
  Gtd. Notes                               5.25    8/1/15  1,450,000 a     220,000         125,000         2,000,000      3,795,000
Regency Centers,
  Sr. Unscd. Notes                         5.88   6/15/17                  185,000                                          185,000
Simon Property Group,
  Notes                                    4.60   6/15/10  1,098,000                       105,000                        1,203,000
Simon Property Group,
  Notes                                    4.88   8/15/10    850,000                        75,000         1,180,000      2,105,000
Simon Property Group,
  Unsub. Notes                             5.00    3/1/12                1,000,000                                        1,000,000
Simon Property Group,
  Unscd. Notes                             5.75    5/1/12                  200,000                                          200,000
Socgen Real Estate,
  Bonds                                    7.64  12/29/49                1,590,000 b,c                                    1,590,000

Residential Mortgage Pass-
  Through Ctfs.--3.4%
American General Mortgage Loan
  Trust, Ser. 2006-1, Cl. A1               5.75  12/25/35    598,112 b,c                    55,210 b,c                      653,322
Banc of America Mortgage
  Securities, Ser. 2001-4,
  Cl. 2B3                                  6.75   4/20/31    154,643                                                        154,643
Banc of America Mortgage
  Securities, Ser. 2004-F,
  Cl. 2A7                                  4.15   7/25/34                                  270,857 c                        270,857
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B2                     6.83   4/25/36                  187,960 b,c                                      187,960
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B3                     8.08   4/25/36    388,451 b,c                                     522,112 b,c    910,563
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. M6                     5.77   4/25/36    375,921 b,c                                     425,208 b,c    801,129
ChaseFlex Trust,
  Ser. 2006-2, Cl. A1A                     5.59   9/25/36    390,766       303,929 c        43,418 c                        738,113
ChaseFlex Trust,
  Ser. 2006-2, Cl. A5                      5.99   9/25/36  1,200,000                       120,000 c       1,600,000 c    2,920,000
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF2                   4.92   8/25/35     96,192 c     138,517 c         9,619 c         130,822 c      375,150
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF7                   5.25   8/25/35                1,650,000 c                                      1,650,000
Citigroup Mortgage Loan Trust,
  Ser. 2006-WF1, Cl. A2A                   5.70   3/25/36                   45,828 c                                         45,828
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Ser. 2002-J4, Cl. B3                     5.85  10/25/32                                                    329,460 c      329,460
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2003-8, Cl. B3                      5.00   5/25/18    230,943 b                                                      230,943
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2005-31, Cl. 2A1                    5.50   1/25/36    922,845 c                                                      922,845
CSAB Mortgage Backed Trust,
  Ser. 2006-3, Cl. A1A                     6.00  11/25/36                1,912,021 c        74,536 c                      1,986,557
First Horizon Alternative Mortgage
  Securities, Ser. 2004-FA1,
  Cl. 1A1                                  6.25  10/25/34  5,518,007     3,705,877                         3,358,118     12,582,002
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M2                     5.88   2/25/36  1,291,836 c                     121,956 c       1,788,695 c    3,202,487
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M3                     6.63   2/25/36  1,038,889 c                      90,338 c       1,460,768 c    2,589,995
Impac Secured Assets CMN Owner
  Trust, Ser. 2006-1, Cl. 2A1              5.48   5/25/36    704,489 c     474,356 c        65,752 c         962,802 c    2,207,399
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B1                    6.05   6/25/36    399,271 c                                       498,997 c      898,268
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B2                    6.05   6/25/36                  119,759 c                                        119,759
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR25, Cl. 4A2                  6.14   9/25/36  1,087,488 c   1,268,736 c        90,624 c       1,449,984 c    3,896,832
J.P. Morgan Alternative Loan
  Trust, Ser. 2006-S4, Cl. A6              5.71  12/25/36    890,000 c                     105,000 c       1,000,000 c    1,995,000
J.P. Morgan Mortgage Trust,
  Ser. 2005-A1, Cl. 5A1                    4.49   2/25/35    744,909 c                      65,521 c       1,036,578 c    1,847,008
New Century Alternative Mortgage
  Loan Trust, Ser. 2006-ALT2,
  Cl. AF6A                                 5.89  10/25/36    695,000 c                      70,000 c         890,000 c    1,655,000
Nomura Asset Acceptance,
  Ser. 2005-AP1, Cl. 2A5                   4.86   2/25/35                                  200,000 c                        200,000
Nomura Asset Acceptance,
  Ser. 2005-AP2, Cl. A5                    4.98   5/25/35  1,725,000 c     775,000 c       150,000 c       2,355,000 c    5,005,000
Nomura Asset Acceptance,
  Ser. 2005-WF1, Cl. 2A5                   5.16   3/25/35  1,195,000 c     779,000 c       115,000 c       1,630,000 c    3,719,000
Prudential Home Mortgage
  Securities, Ser. 1994-A, Cl. 5B          6.73   4/28/24                                                      3,287 b,c      3,287
Residential Funding Mortgage
  Securities I, Ser. 2004-S3,
  Cl. M1                                   4.75   3/25/19                1,126,404                                        1,126,404
Structured Asset Mortgage
  Investments, Ser. 1998-2, Cl. B          5.86   4/30/30                                    1,691 c                          1,691
Terwin Mortgage Trust,
  Ser. 2006-9HGA Cl. A1                    5.21  10/25/37    697,702 b,c                                                    697,702
Washington Mutual,
  Ser. 2004-AR7, Cl. A6                    3.94   7/25/34                                  135,000 c                        135,000
Washington Mutual,
  Ser. 2003-AR10, Cl. A6                   4.06  10/25/33                                  203,000 c                        203,000
Washington Mutual,
  Ser. 2004-AR9, Cl. A7                    4.15   8/25/34                                  165,000 c                        165,000
Washington Mutual Pass-Through
  Certificates, Ser. 2005-AR4,
  Cl. A4B                                  4.67   4/25/35  3,325,000 c   1,025,000 c                       4,525,000 c    8,875,000
Wells Fargo Mortgage Backed
  Securities Trust,
  Ser. 2005-AR1, Cl. 1A1                   4.54   2/25/35  4,288,950 c                     418,843 c       5,696,261 c   10,404,054
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2003-1,
  Cl. 2A9                                  5.75   2/25/33  1,800,000                       150,000         2,500,000      4,450,000

Retail--.5%
CVS Caremark,
  Sr. Unscd. Notes                         5.92    6/1/10  1,055,000 c     370,000 c       110,000 c       1,155,000 c    2,690,000
CVS Caremark,
  Sr. Unscd. Notes                         5.75   8/15/11                  255,000                                          255,000
Delhaize Group,
  Sr. Unscd. Notes                         6.50   6/15/17                  190,000 b                                        190,000
Federated Retail Holding,
  Gtd. Bonds                               5.35   3/15/12                  155,000                                          155,000
Federated Retail Holding,
  Gtd. Notes                               5.90   12/1/16                  265,000                                          265,000
Home Depot,
  Sr. Unscd. Notes                         5.82  12/16/09    815,000 c                      85,000 c       1,015,000 c    1,915,000
Lowe's Companies,
  Sr. Unscd. Notes                         5.60   9/15/12  1,270,000       165,000         180,000         1,325,000      2,940,000
May Department Stores,
  Unscd. Notes                             4.80   7/15/09                                   45,000                           45,000
May Department Stores,
  Gtd. Notes                               5.95   11/1/08    760,000                                       1,035,000      1,795,000
Saks,
  Gtd. Notes                               8.25  11/15/08        429                                                            429

State/Territory Gen Oblg--1.6%
California
  GO (Insured; AMBAC)                      3.50   10/1/27    525,000                        75,000           550,000      1,150,000
Erie Tobacco Asset
  Securitization/NY, Tobacco
  Settlement Asset-Backed Bonds            6.00    6/1/28                  595,000          75,000                          670,000
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds            7.31    6/1/34  4,525,000     2,410,000         410,000         5,505,000     12,850,000
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds            7.54    6/1/34  1,050,000 c     600,000 c       100,000 c       1,500,000 c    3,250,000
New York Counties Tobacco Trust
  IV, Tobacco Settlement
  Pass-Through Bonds                       6.00    6/1/27  1,750,000                       160,000         2,420,000      4,330,000
Tobacco Settlement Authority of
  Iowa, Tobacco Settlement
  Asset-Backed Bonds                       6.50    6/1/23  3,255,000     2,250,000         165,000         3,965,000      9,635,000
Tobacco Settlement Financing
  Corporation of New Jersey,
  Tobacco Settlement
  Asset-Backed Bonds                       4.50    6/1/23    715,000                       460,000                        1,175,000
Tobacco Settlement Finance
  Authority of West Virginia,
  Tobacco Settlement
  Asset-Backed Bonds                       7.47    6/1/47                                  300,000                          300,000
Washington Convention Center
  Authority, Senior Lien
  Dedicated Tax Revenue
  (Insured; AMBAC)                         4.50   10/1/23  1,345,000                       190,000         1,415,000      2,950,000

Steel--.0%
US Steel,
  Sr. Unsub. Notes                         5.65    6/1/13                  320,000                                          320,000

Telecommunications--2.4%
America Movil,
  Gtd. Notes                               5.30   6/27/08    455,000 b,c                    45,000 b,c       565,000 b,c  1,065,000
AT & T,
  Notes                                    5.46    2/5/10  2,390,000 c                     245,000 c       2,930,000 c    5,565,000
AT & T,
  Sr. Notes                                5.65   5/15/08  2,700,000 c     450,000 c       125,000 c       3,700,000 c    6,975,000
AT & T Wireless,
  Sr. Unsub. Notes                         8.75    3/1/31                  440,000                                          440,000
AT & T,
  Sr. Unscd. Notes                         7.30  11/15/11                  740,000 c                                        740,000
France Telecom,
  Unsub. Notes                             7.75    3/1/11  1,280,000 c                     110,000 c       1,090,000 c    2,480,000
Intelsat,
  Sr. Unscd. Notes                         5.25   11/1/08  1,540,000                       200,000         1,985,000      3,725,000
KPN,
  Sr. Unsub. Bonds                         8.38   10/1/30                  330,000                                          330,000
Nextel Communications,
  Gtd. Notes, Ser. F                       5.95   3/15/14  1,035,000       500,000          95,000         1,405,000      3,035,000
Qwest,
  Bank Note, Ser. B                        6.95   6/30/10    464,000 c                                                      464,000
Qwest,
  Bank Note, Ser. B                        6.95   6/30/10  1,858,000 c                                                    1,858,000
Qwest,
  Sr. Notes                                7.88    9/1/11    710,000                        65,000         1,965,000      2,740,000
Qwest,
  Notes                                    8.88   3/15/12                   50,000 c                                         50,000
Qwest,
  Sr. Notes                                8.94   6/15/13                                  100,000 c       1,600,000 c    1,700,000
Sprint Capital,
  Gtd. Notes                               8.75   3/15/32  1,235,000                       190,000         1,315,000      2,740,000
Telefonica Emisiones,
  Gtd. Notes                               5.89   6/19/09                                  240,000 c                        240,000
Telefonica Emisiones,
  Gtd. Notes                               5.98   6/20/11  2,425,000       625,000         470,000         3,205,000      6,725,000
Time Warner Cable,
  Sr. Unscd. Notes                         5.85    5/1/17  1,380,000 b     335,000 b       150,000 b       1,510,000 b    3,375,000
Time Warner,
  Gtd. Notes                               5.88  11/15/16  2,260,000                       265,000         2,410,000      4,935,000
U.S. West Communications,
  Notes                                    5.63  11/15/08                                   70,000                           70,000
Verizon Global Funding,
  Notes                                    7.75   6/15/32                  245,000                                          245,000
Windstream,
  Gtd. Notes                               8.13    8/1/13  1,435,000                       140,000         1,945,000      3,520,000

Textiles & Apparel--.1%
Mohawk Industries,
  Sr. Unscd. Notes                         5.75   1/15/11    990,000       700,000         275,000         1,370,000      3,335,000

Transportation--.2%
Ryder System,
  Notes                                    3.50   3/15/09  1,435,000                       130,000         1,980,000      3,545,000

U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
  Notes                                    5.13   8/23/10               13,515,000                                       13,515,000
Small Business Administration
  Participation Ctfs., Gov't
  Gtd. Ctfs., Ser. 97-J                    6.55   10/1/17                  509,198                                          509,198

U.S. Government Agencies/
  Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
  3.50%                                                                    261,236                                          261,236
  4.00%, 10/1/09                                                                            76,494                           76,494
  4.50%, 10/1/09                                                                            70,428                           70,428
  5.00%                                                                  1,670,000 f                                      1,670,000
  5.00%, 10/1/18                                                                           414,636                          414,636
  5.50%                                                   59,340,000 f  17,440,000 f     9,195,000 f      63,275,000 f  149,250,000
  5.50%, 6/1/34 - 4/1/37                                   7,605,237                       344,620         9,696,625     17,646,482
  6.00%, 7/1/37                                            1,392,268                                       1,669,764      3,062,032
  6.00%, 7/1/17 - 4/1/33                                                                 1,788,559                        1,788,559
  6.50%, 10/1/31 - 3/1/32                                     89,512                                         829,072        918,584
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 51, Cl. E, 10.00%,
    7/15/20                                                                296,225                                          296,225
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 2586, Cl. WE, 4.00%,
    12/15/32                                               4,550,989     2,163,703                                        6,714,692
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2731,
    Cl. PY, 5.00%, 5/15/26                                                                                 4,367,209 j    4,367,209
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only) Ser. 2750,
    Cl. IK, 5.00%, 5/15/26                                               4,617,400 j                                      4,617,400
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2752,
    Cl. GM, 5.00%, 3/15/26                                                                                 4,000,000 j    4,000,000
Federal National Mortgage
  Association:
  5.00%                                                   26,720,000 f  25,365,000 f     1,795,000 f      32,000,000 f   85,880,000
  5.50%                                                    5,535,000 f                     815,000 f       5,875,000 f   12,225,000
  6.00%                                                  100,380,000 f  29,955,000 f    12,150,000 f     100,380,000 f  242,865,000
  6.50%                                                    5,515,000 f                     645,000 f       5,850,000 f   12,010,000
  3.53%, 7/1/10                                                                            277,136                          277,136
  4.00%, 5/1/10                                                          1,377,551                                        1,377,551
  4.06%, 6/1/13                                                                            100,000                          100,000
  5.00%, 7/1/11 - 1/1/22                                   8,216,200                     1,873,938           832,086     10,922,224
  5.50%, 8/1/22 - 1/1/37                                  12,725,081       622,282       2,196,169        19,955,020     35,498,552
  6.00%, 1/1/19 - 8/1/37                                   1,714,218     1,549,871         218,502         5,481,229      8,963,820
  6.50%, 11/1/10 - 8/1/37                                  5,425,907                       811,807         7,665,930     13,903,644
  7.00%, 9/1/14 - 7/1/32                                                                    44,432            67,827        112,259
  8.00%, 12/1/25                                                            36,962                                           36,962
  Grantor Trust,
    Ser. 2001-T6, Cl. B, 6.09%,
    5/25/11                                                                                275,000
  Pass-Through Ctfs.,
    Ser. 2004-58, Cl. LJ,
    5.00%, 7/25/34                                         3,192,303     2,049,436                         4,459,645      9,701,384
  Pass-Through Ctfs.,
    Ser. 1988-16, Cl. B, 9.50%,
    6/25/18                                                                154,918                                          154,918
Government National Mortgage
  Association I:
  5.50%, 4/15/33                                                         4,510,118                                        4,510,118
  6.50%, 9/15/32                                                                            60,822                           60,822
  7.00%, 6/15/08                                                               432                                              432
  8.00%, 2/15/30 - 5/15/30                                                                   5,089                            5,089
  9.50%, 11/15/17                                                          308,407                                          308,407
  Ser. 2003-88, Cl. AC,
    2.91%, 6/16/18                                                                         190,991                          190,991
  Ser. 2003-64, Cl. A, 3.09%,
    4/16/24                                                                                  2,037                            2,037
  Ser. 2003-96, Cl. B, 3.61%,
    8/16/18                                                                                 68,319                           68,319
  Ser. 2004-9, Cl. A, 3.36%,
    8/16/22                                                                                 79,659                           79,659
  Ser. 2004-23, Cl. B, 2.95%,
    3/16/19                                                              2,361,724         120,233                        2,481,957
  Ser. 2004-43, Cl. A, 2.82%,
    12/16/19                                                                               313,158           520,626        833,784
  Ser. 2004-25, Cl. AC,
    3.38%, 1/16/23                                           326,420                       259,652                          586,072
  Ser. 2004-57, Cl. A, 3.02%,
    1/16/19                                                                                154,829                          154,829
  Ser. 2004-39, Cl. LC,
    5.50%, 12/20/29                                        4,800,000                                       5,535,000     10,335,000
  Ser. 2004-67, Cl. A, 3.65%,
    9/16/17                                                                                110,964                          110,964
  Ser. 2004-77, Cl. A, 3.40%,
    3/16/20                                                                                105,225                          105,225
  Ser. 2004-97, Cl. AB,
    3.08%, 4/16/22                                                                         187,617                          187,617
  Ser. 2004-108, Cl. A,
    4.00%, 5/16/27                                                                         111,336                          111,336
  Ser. 2004-51, Cl. A, 4.15%,
    2/16/18                                                                                151,096                          151,096
  Ser. 2005-87, Cl. A, 4.45%,
    3/16/25                                                                994,099                                          994,099
  Ser. 2005-9, Cl. A, 4.03%,
    5/16/22                                                                                 86,419                           86,419
  Ser. 2005-12, Cl. A, 4.04%,
    5/16/21                                                                                 60,685                           60,685
  Ser. 2005-42, Cl. A, 4.05%,
    7/16/20                                                1,611,293                       134,274         2,215,528      3,961,095
  Ser. 2005-14, Cl. A, 4.13%,
    2/16/27                                                                                106,763                          106,763
  Ser. 2005-67, Cl. A, 4.22%,
    6/16/21                                                  806,061                                       1,128,486      1,934,547
  Ser. 2005-34, Cl. A, 3.96%,
    9/16/21                                                1,255,831                                       1,742,267      2,998,098
  Ser. 2005-59, Cl. A, 4.39%,
    5/16/23                                                1,285,577                                       1,792,017      3,077,594
  Ser. 2005-50, Cl. A, 4.02%,
    10/16/26                                               1,184,876                        98,740         1,619,331      2,902,947
  Ser. 2005-29, Cl. A, 4.02%,
    7/16/27                                                1,788,493       860,288         158,474         2,490,307      5,297,562
  Ser. 2005-90, Cl. A, 3.76%,
    9/16/28                                                              1,348,502                                        1,348,502
  Ser. 2005-32, Cl. B, 4.39%,
    8/16/30                                                3,401,893     1,168,779         149,206         4,699,984      9,419,862
  Ser. 2005-79, Cl. A, 4.00%,
    10/16/33                                               1,316,705                       109,725         1,821,442      3,247,872
  Ser. 2006-6, Cl. A, 4.05%,
    10/16/23                                                               166,371                                          166,371
  Ser. 2006-3, Cl. A, 4.21%,
    1/16/28                                                              1,675,856                                        1,675,856
  Ser. 2006-5, Cl. A, 4.24%,
    7/16/29                                                              1,147,425                                        1,147,425
  Ser. 2006-55, Cl. A, 4.25%,
    7/16/29                                                              1,426,569                                        1,426,569
  Ser. 2006-66, Cl. A, 4.09%,
    1/16/30                                                              1,572,440                                        1,572,440
  Ser. 2007-46, Cl. A, 3.14%,
    11/16/29                                               1,240,264       639,976         138,910         1,289,875      3,309,025
  Ser. 2007-52, Cl. A, 4.05%,
    10/16/25                                               1,815,351       877,752         214,451         1,930,057      4,837,611
Federal National Mortgage
  Association, Grantor Trust,
  Ser. 2001-T11, Cl. B,
  5.50%, 9/25/11                                                                            75,000                           75,000
Government National Mortgage
  Association II:
  5.50%, 7/20/30                                              66,101 c                                       330,573 c      396,674
  6.38%, 4/20/30                                                                                             258,769 c      258,769
  6.50%, 2/20/31 - 7/20/31                                   271,775                                                        271,775
  7.00%, 11/20/29                                                757                                                            757

U.S. Government Securities--11.2%
U.S. Treasury Bonds
  4.50%, 2/15/36                                                         8,832,000 a       700,000                        9,532,000
  5.00%, 5/15/37                                             594,000 g  12,913,000         682,000 g       1,653,000 g   15,842,000
U.S. Treasury Notes:
  3.88%, 9/15/10                                          11,535,000                     4,720,000 a         230,000 a   16,485,000
  4.13%, 8/31/12                                                         7,730,000                                        7,730,000
  4.25%, 1/15/11                                          25,505,000 a                   1,540,000 a                     27,045,000
  4.38%, 12/31/07                                                        8,160,000 h                                      8,160,000
  4.50%, 5/15/10                                                           730,000 a                                        730,000
  4.50%, 9/30/11                                                         4,580,000 a                                      4,580,000
  4.50%, 4/30/12                                          14,310,000 a                  12,590,000 a      14,555,000 a   41,455,000
  4.50%, 5/15/17                                           4,625,000 a                     510,000 a       5,260,000 a   10,395,000
  4.63%, 12/31/11                                                        6,410,000 a                                      6,410,000
  4.63%, 11/15/16                                         25,790,000 a   7,045,000 a     3,925,000 a      12,425,000 a   49,185,000
  4.75%, 8/15/17                                           5,350,000 g  16,064,000       2,210,000 g      21,021,000 g   44,645,000
  5.13%, 6/30/08                                                         8,442,000 a                                      8,442,000

Total Bonds and Notes
  (cost $750,962,326, $390,304,526,
  $110,300,634 and $793,545,334
  respectively)

                                              Dreyfus                                  Dreyfus
                                           Intermediate   Dreyfus     Dreyfus Premier  Premier        Pro Forma
                                           Term Income     A-Bonds       Managed      Core Bond       Combined
                                               Fund       Plus, Inc.   Income Fund      Fund             (*)

Bonds and Notes--90.1%                                                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--.1%
L-3 Communications,
  Gtd. Bonds                                   511,500                    52,313      726,562        1,290,375
Raytheon,
  Sr. Notes                                                 379,610                                    379,610
                                               511,500      379,610       52,313      726,562        1,669,985

Agricultural--.3%
Philip Morris,
  Debs.                                      1,841,723    1,817,085      129,352    2,463,844        6,252,004

Asset-Backed Ctfs./Auto
  Receivables--1.5%
Americredit Prime Automobile
  Receivables, Ser. 2007-1, Cl. E            1,119,161      530,129      117,806    1,207,516        2,974,612
Capital Auto Receivables
  Asset Trust, Ser. 2005-1,
 Cl. C,                                                                  422,255                       422,255
Capital Auto
  Receivables Asset
  Trust, Ser. 2005-1, Cl. D                    893,812                              1,092,437        1,986,249
Capital Auto Receivables Asset
  Trust, Ser. 2006-1, Cl. D                  1,072,742                                               1,072,742
Capital Auto Receivables Asset
  Trust, Ser. 2007-1, Cl. D                    477,521                   477,521      676,170        1,631,212
Daimler Chrysler Auto Trust,
  Ser. 2004-A, Cl. CTFS                                                  109,939                       109,939
Ford Credit Auto Owner Trust,
  Ser. 2004-A, Cl. C                           997,778                    49,889    1,396,889        2,444,556
Ford Credit Auto Owner Trust,
  Ser. 2005-A, Cl. A4                                     1,126,090                                  1,126,090
Ford Credit Auto Owner Trust,
  Ser. 2005-B, Cl. B                         1,398,250    1,134,523      124,400    1,975,464        4,632,637
Ford Credit Auto Owner Trust,
  Ser. 2005-C, Cl. C                           713,789      361,852       84,267      763,358        1,923,266
Ford Credit Auto Owner Trust,
  Ser. 2006-B, Cl. D                           681,056                                875,644        1,556,700
Ford Credit Auto Owner Trust,
  Ser. 2006-C, Cl. C                                        335,620                                    335,620
Ford Credit Auto Owner Trust,
  Ser. 2007-A, Cl. D                         1,513,955      288,372      240,310    1,634,110        3,676,747
GS Auto Loan Trust,
  Ser. 2004-1, Cl. A4                                                                 201,478          201,478
Hyundai Auto Receivables Trust,
  Ser. 2006-B, Cl. C                           490,403                    49,536                       539,939
Hyundai Auto Receivables Trust,
  Ser. 2007-A, Cl. A3A                                      464,978                                    464,978
Wachovia Automobile Loan Owner
  Trust, Ser. 2007-1, Cl. D                                 915,563                                    915,563
WFS Financial Owner Trust,
  Ser. 2004-1, Cl. A4                                                                 223,414          223,414
WFS Financial Owner Trust,
  Ser. 2004-3, Cl. B                            81,549                    49,590                       131,139
WFS Financial Owner Trust,
  Ser. 2004-4, Cl. B                            85,672                    54,631                       140,303
WFS Financial Owner Trust,
  Ser. 2005-2, Cl. B                         2,051,371      571,205      168,878    2,543,104        5,334,558
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. B                                        386,764       94,212                       480,976
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. C                                                      49,330                        49,330
                                            11,577,059    6,115,096    2,092,564   12,589,584       32,374,303

Asset-Backed Ctfs./Credit Cards--2%
American Express Credit Account
  Master Trust, Ser. 2007-6,
  Cl. C                                      2,131,810    2,025,702      419,610    2,266,857        6,843,979
BA Credit Card Trust,
  Ser. 2007-C1, Cl. C1                                    2,733,047                                  2,733,047
Chase Issuance Trust,
  Ser. 2006-C4, Cl. C4                                                   417,155                       417,155
Citibank Credit Card Issuance
  Trust, Ser. 2006-C4, Cl. C4                9,975,770    4,415,265                                 14,391,035
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                                  957,200                                    957,200
MBNA Credit Card Master Note
  Trust, Ser. 2002-C1, Cl. C1                5,426,033                             11,661,644       17,087,677
                                            17,533,613   10,131,214      836,765   13,928,501       42,430,093

Asset-Backed Ctfs./Home Equity
  Loans--2%
Accredited Mortgage Loan Trust,
  Ser. 2006-1, Cl. A1                                       230,706                                    230,706
Ameriquest Mortgage Securities,
  Ser. 2003-11, Cl. AF6                                     900,844                                    900,844
Bayview Financial Acquisition
  Trust, Ser. 2005-B, Cl. 1A6                1,595,217                              2,266,185        3,861,402
Carrington Mortgage Loan Trust,
  Ser. 2006-RFC1, Cl. A1                                    239,066                                    239,066
Centex Home Equity,
  Ser. 2006-A, Cl. AV1                         157,803      112,595                   341,196          611,594
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF1, Cl. A5                      1,656,089                   136,384    2,289,299        4,081,772
Citicorp Residential Mortgage
  Securities, Ser. 2006-1, Cl. A1              901,453    1,583,983      100,448                     2,585,884
Citicorp Residential Mortgage
  Securities, Ser. 2006-2,
  Cl. A1A                                      393,295      757,358                                  1,150,653
Citicorp Residential Mortgage
  Securities, Ser. 2006-2, Cl. A2                         1,586,741                                  1,586,741
Citicorp Residential Mortgage
  Securities, Ser. 2007-2,
  Cl. A1A                                                 1,624,920      525,709                     2,150,629
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M8                            86,768                                     86,768
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M9                           330,519                                    330,519
Countrywide Asset-Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                      247,847                    23,730                       271,577
Countrywide Asset-Backed
  Certificates, Ser. 2006-SPS1,
  Cl. A                                                     784,162                                    784,162
Credit-Based Asset Servicing and
  Securitization, Ser. 2005-CB8,
  Cl. AF1B                                                  163,381                                    163,381
Credit-Based Asset Servicing and
  Securitization, Ser. 2006-CB2,
  Cl. AF1                                                   118,564                                    118,564
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                   1,515,566                   159,533    1,709,997        3,385,096
First NLC Trust,
  Ser. 2005-3, Cl. AV2                                      311,470                                    311,470
GSAA Trust,
  Ser. 2006-7, Cl. AV1                                      588,677                                    588,677
GSAMP Trust,
  Ser. 2006-S4, Cl. A1                                      276,853                                    276,853
J.P. Morgan Mortgage Acquisition,
  Ser. 2006-CW1, Cl. A2                                     183,158                                    183,158
J.P. Morgan Mortgage Acquisition,
  Ser. 2007-HE1, Cl. AF1                                  1,254,726                                  1,254,726
Morgan Stanley ABS Capital I,
  Ser. 2006-HE3, Cl. A2A                       615,473      183,211       14,313                       812,997
Morgan Stanley Mortgage Loan
  Trust, Ser. 2006-15XS, Cl. A6B               749,695      491,354       75,983      967,512        2,284,544
Newcastle Mortgage Securities
  Trust, Ser. 2006-1, Cl. A1                                428,295                                    428,295
Ownit Mortgage Loan Asset Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                                   779,583                                    779,583
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-6, Cl. M1                 1,480,711                   140,789    2,039,012        3,660,512
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-D, Cl. A1                                242,693                                    242,693
Renaissance Home Equity Loan
  Trust, Ser. 2005-2, Cl. M9                                              87,476                        87,476
Renaissance Home Equity Loan
  Trust, Ser. 2006-2, Cl. AF1                               478,518                                    478,518
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M2            1,554,088                              2,063,946        3,618,034
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M3              474,908                                581,521        1,056,429
Residential Asset Securities,
  Ser. 2001-KS3, Cl. MII1                                                 48,633                        48,633
Residential Asset Securities,
  Ser. 2003-KS7, Cl. MI3                       536,582      175,421                   727,688        1,439,691
Residential Asset Securities,
  Ser. 2005-AHL2, Cl. M3                       431,837                                532,599          964,436
Residential Asset Securities,
  Ser. 2006-EMX4, Cl. A1                                    291,529                                    291,529
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI1                                      212,445                                291,128          503,573
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI2                                                   237,842                                    237,842
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M2                          896,000                              1,120,000        2,016,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M3                                       312,185                                    312,185
Sovereign Commercial Mortgage
  Securities, Ser. 2007-C1, Cl. D                           363,699                                    363,699
Specialty Underwriting &
  Residential Finance,
  Ser. 2006-BC2, Cl. A2A                                    653,185                                    653,185
Wells Fargo Home Equity Trust,
  Ser. 2006-1, Cl. A1                                       165,036                                    165,036
                                            13,419,009   15,937,042    1,312,998   14,930,083       45,599,132

Asset-Backed Ctfs./Manufactured
  Housing--.4%
Green Tree Financial,
  Ser. 1994-7, Cl. M1                        1,320,343      460,874       59,789    1,893,321        3,734,327
Origen Manufactured Housing,
  Ser. 2004-B, Cl. A2                                                     36,820                        36,820
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A1                                       378,996                                    378,996
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A2                        1,381,597                   115,552    1,507,197        3,004,346
Origen Manufactured Housing,
  Ser. 2005-B, Cl. M2                          750,809                              1,007,797        1,758,606
Vanderbilt Mortgage Finance,
  Ser. 1999-A, Cl. 1A6                                                    79,419                        79,419
                                             3,452,749      839,870      291,580    4,408,315        8,992,514

Automobile Manufacturers--.7%
Daimler Chrysler N.A. Holding,
  Gtd. Notes                                 2,563,945                   318,009    1,937,865        4,819,819
DaimlerChrysler N.A. Holding,
  Gtd. Notes, Ser. E                         2,722,676                   249,787    3,741,806        6,714,269
DaimlerChrysler N.A. Holding,
  Gtd. Notes                                 1,369,921                   134,501    1,917,889        3,422,311
DaimlerChrysler N.A. Holding,
  Notes                                                     291,835       64,303                       356,138
                                             6,656,542      291,835      766,600    7,597,560       15,312,537

Automotive, Trucks & Parts--.1%
ERAC USA Finance,
  Notes                                                                               959,174          959,174
ERAC USA Finance,
  Notes                                                                             1,158,526        1,158,526
Goodyear Tire & Rubber,
  Sr. Notes                                    298,688                    30,375      384,750          713,813

Banks--6.4%                                    298,688                    30,375    2,502,450        2,831,513
BAC Capital Trust XIV,
  Bank Gtd. Notes                            2,790,213                   447,577    3,052,093        6,289,883
Barclays Bank,
  Sub. Notes                                                251,856                                    251,856
Barclays Bank,
  Jr. Sub. Bonds                                            127,751                                    127,751
Capital One Financial,
  Sr. Unsub. Notes                           5,243,471                   536,772    2,485,057        8,265,300
Chevy Chase Bank,
  Sub. Notes                                 1,192,550      469,200      141,738    1,671,525        3,475,013
Chuo Mitsui Trust & Banking,
  Sub. Notes                                                355,903                                    355,903
Colonial Bank,
  Sub. Notes                                 1,093,312      742,067      247,356    1,513,817        3,596,552
Colonial Bank,
  Sub. Notes                                   400,227      259,887                   561,358        1,221,472
Ford Motor Credit,
  Sr. Notes                                                              323,661                       323,661
Glitnir Banki,
  Sub. Notes                                                460,277                                    460,277
Greater Bay Bancorp,
  Sr. Notes, Ser. B                                                       99,955                        99,955
ICICI Bank,
  Bonds                                        704,240      396,755                   843,104        1,944,099
Industrial Bank of Korea,
  Sub. Notes                                 2,585,027                   270,298    3,248,484        6,103,809
Islandsbanki,
  Notes                                        974,731                    86,976    1,244,656        2,306,363
J.P. Morgan & Co.,
  Sub. Notes                                 1,123,959                   162,012    1,169,525        2,455,496
Landsbanki Islands,
  Sr. Notes                                  2,465,518                   251,584    3,245,427        5,962,529
M&T Bank,
  Sr. Unscd. Bonds                                          248,066                                    248,066
Manufacturers & Traders Trust,
  Sub. Notes                                                456,210                                    456,210
Marshall and Ilsley Bank,
  Sub. Notes, Ser. BN                        2,435,285    2,615,677      260,566    2,655,764        7,967,292
Marshall and Ilsley,
  Sr. Unscd. Notes                           2,779,635    1,402,384      326,720    2,960,588        7,469,327
Morgan Stanley,
  Notes                                                                  679,786                       679,786
NB Capital Trust IV,
  Gtd. Cap. Secs.                                         1,040,740      187,333                     1,228,073
Northern Rock,
  Sub. Notes                                                683,362                                    683,362
Northern Rock,
  Sub. Notes                                   245,309                                245,309          490,618
Northern Rock,
  Sub. Notes                                   792,270                                823,821        1,616,091
Northern Rock,
  Sub. Notes                                                             150,742                       150,742
Popular North America,
  Notes                                      1,317,129                   125,202    1,817,938        3,260,269
Regions Financial,
  Sr. Notes                                               1,446,646                                  1,446,646
Resona Bank,
  Notes                                                     362,683                                    362,683
Royal Bank of Scotland,
  Bonds                                      1,858,890                              1,884,354        3,743,244
Royal Bank of Scotland,
  Bonds                                                   1,064,406      295,385                     1,359,791
Shinsei Finance Cayman,
  Jr. Sub. Bonds                                            738,347                                    738,347
Societe Generale,
  Sub. Notes                                                313,164                                    313,164
Sovereign Bancorp,
  Sr. Notes                                                 904,312                                    904,312
Sovereign Bancorp,
  Sr. Unscd. Notes                           2,106,160      585,322      250,138    1,851,019        4,792,639
Sovereign Bancorp,
  Sr. Notes                                  2,142,737                   194,794    2,961,872        5,299,403
SunTrust Preferred Capital I,
  Bank Gtd. Notes                            2,823,612      692,399      324,102    3,069,144        6,909,257
USB Capital IX,
  Gtd. Notes                                 5,593,081    1,417,048      796,150    6,419,275       14,225,554
Wachovia,
  Sr. Notes                                                              152,225                       152,225
Wachovia Bank,
  Sub. Notes                                                802,992                                    802,992
Wachovia,
  Sub. Notes                                                929,997                                    929,997
Washington Mutual,
  Notes                                                     785,965                                    785,965
Wells Fargo & Co.,
  Notes                                      4,085,141                   774,181    4,382,154        9,241,476
Wells Fargo Bank N.A.,
  Sub. Notes                                 2,011,709    3,030,834                 1,985,170        7,027,713
Wells Fargo & Co.,
  Sub. Notes                                                559,067                                    559,067
Western Financial Bank,
  Sub. Debs.                                 1,820,242                   177,192    2,566,595        4,564,029
World Savings Bank,
  Sr. Notes                                  4,061,699                   329,732    4,276,525        8,667,956
Zions Bancorporation,
  Sr. Unscd. Notes                           2,351,887      620,498      105,084                     3,077,469
Zions Bancorporation,
  Sub. Notes                                                829,936                                    829,936
                                            54,998,034   24,593,751    7,697,261   56,934,574      144,223,620

Building & Construction--.5%
American Standard,
  Gtd. Notes                                 1,537,385                   145,700    2,125,209        3,808,294
Centex,
  Sr. Unscd. Notes                             718,858                    64,449    1,001,443        1,784,750
D.R. Horton,
  Gtd. Notes                                 1,224,359                   107,636    1,677,326        3,009,321
D.R. Horton,
  Sr. Unsub. Notes                                                        13,940                        13,940
Masco,
  Sr. Unscd. Notes                           1,372,454      404,825      138,233    1,599,551        3,515,063
Owens Corning,
  Gtd. Notes                                                203,167                                    203,167
                                             4,853,056      607,992      469,958    6,403,529       12,334,535

Chemicals--.2%
Equistar Chemicals/Funding,
  Gtd. Notes                                   320,588      213,725       30,088      435,750        1,000,151
ICI Wilmington,
  Gtd. Notes                                                721,638                                    721,638
Lubrizol,
  Sr. Notes                                                 808,723                                    808,723
RPM International,
  Sr. Notes                                  1,134,562                   124,404    1,408,250        2,667,216
Rohm and Haas Holdings,
  Unsub. Notes                                              219,599                                    219,599
                                             1,455,150    1,963,685      154,492    1,844,000        5,417,327

Commercial & Professional
  Services--.1%
ERAC USA Finance,
  Notes                                        695,774      198,793       69,577                       964,144
ERAC USA Finance,
  Notes                                        804,091      380,885      105,802                     1,290,778
ERAC USA Finance,
  Bonds                                                     532,711                                    532,711
                                             1,499,865    1,112,389      175,379                     2,787,633

Commercial Mortgage Pass-Through
  Ctfs.--4.2%
Banc of America Commercial
  Mortgage, Ser. 2005-2, Cl. A2                           1,418,000                                  1,418,000
Banc of America Commercial
  Mortgage, Ser. 2002-2, Cl. A3                             299,925                                    299,925
Bayview Commercial Asset Trust,
  Ser. 2003-2, Cl. A                           497,361      298,417                   679,727        1,475,505
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. A                           635,118      302,437                                    937,555
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. M2                          194,878                                287,188          482,066
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. A2                       1,501,876                   141,616    2,119,770        3,763,262
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B1                                                    76,487                        76,487
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B3                         386,342      193,171       77,268      540,878        1,197,659
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. B3                                      170,644                                    170,644
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. M5                         397,544                    77,193      849,123        1,323,860
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B2                                      672,791                                    672,791
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B3                         206,399                                300,217          506,616
Bayview Commercial Asset Trust,
  Ser. 2006-SP1, Cl. A1                                     391,209                                    391,209
Bayview Commercial Asset Trust,
  Ser. 2006-SP2, Cl. A                       1,673,874                   178,433    2,285,645        4,137,952
Bear Stearns Commercial Mortgage
  Securities, Ser. 2003-T12,
  Cl. A3                                                                 290,047                       290,047
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A2                                     1,109,523                              1,528,676        2,638,199
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A3                                                                 117,850                       117,850
Bear Stearns Commercial Mortgage
  Securities, Ser. 2005-T18,
  Cl. A2                                     1,352,238                   123,831    1,882,236        3,358,305
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW13,
  Cl. A3                                                    350,913                                    350,913
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW12,
  Cl. AAB                                                   725,088                                    725,088
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-T24,
  Cl. AAB                                                   774,525                                    774,525
Capco America Securitization,
  Ser. 1998-D7, Cl. A1B                        749,862      656,129       89,046      796,728        2,291,765
Chase Commercial Mortgage
  Securities, Ser. 1997-2, Cl. C                                          34,986                        34,986
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Ser. 2006-CD2,
  Cl. A2                                                    584,474                                    584,474
Credit Suisse/Morgan Stanley
  Commercial Mortgage
  Certificates, Ser. 2006-HC1A,
  Cl. A1                                     2,277,353      722,574       19,933    3,139,459        6,159,319
Crown Castle Towers,
  Ser. 2005-1A, Cl. D                        1,267,141      437,115      112,962    1,782,838        3,600,056
Crown Castle Towers,
  Ser. 2006-1A, Cl. B                                       272,665                                    272,665
Crown Castle Towers,
  Ser. 2006-1A, Cl. C                                       724,781                                    724,781
Crown Castle Towers,
  Ser. 2006-1A, Cl. D                          731,381      539,946       73,629      942,451        2,287,407
DLJ Commercial Mortgage,
  Ser. 1998-CF2, Cl. A1B                                                 115,795                       115,795
DLJ Commercial Mortgage,
  Ser. 1998-CGI, Cl. A1B                                                 291,765                       291,765
Global Signal Trust,
  Ser. 2006-1, Cl. D                         1,638,698      576,027      158,904    2,259,416        4,633,045
Global Signal Trust,
  Ser. 2006-1, Cl. E                           393,760      315,008       34,454      541,420        1,284,642
GMAC Commercial Mortgage
  Securities, Ser. 2003-C3,
  Cl. A2                                     1,062,635                              1,458,034        2,520,669
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. B                                                   1,618,992                                  1,618,992
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. E                                                     600,230                                    600,230
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. F                                      2,561,253                   299,878    2,723,482        5,584,613
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. G                                      1,391,980                   147,560    1,519,865        3,059,405
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. K                                        877,317      335,586       91,088      954,023        2,258,014
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. L                                      2,952,900                   318,450    3,218,275        6,489,625
Greenwich Capital Commercial
  Funding, Ser. 2007-GG9, Cl. AAB                         1,436,024                                  1,436,024
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2004-C1, Cl. A2                                      526,255                                    526,255
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2005-LDP5, Cl. A2                                  1,253,845                                  1,253,845
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2006-LDP7, Cl. ASB                                   726,841                                    726,841
Mach One Trust Commercial
  Mortgage-Backed, Ser. 2004-1A,
  Cl. A1                                                                  27,821                        27,821
Merrill Lynch Mortgage Trust,
  Ser. 2005-CIP1, Cl. A2                                    883,344                                    883,344
Merrill Lynch Mortgage Trust,
  Ser. 2005-CKI1, Cl. A2                                    301,987                                    301,987
Morgan Stanley Capital I,
  Ser. 1998-HF1, Cl. E                         301,196                                                 301,196
Morgan Stanley Capital I,
  Ser. 1999-RM1, Cl. A2                                                  117,004                       117,004
Morgan Stanley Capital I,
  Ser. 1999-CAM1, Cl. A4                                                  28,504                        28,504
Morgan Stanley Capital I,
  Ser. 2006-T21, Cl. A2                                     999,951                                    999,951
Morgan Stanley Capital I,
  Ser. 2006-IQ12, Cl. AAB                                 1,522,603                                  1,522,603
Morgan Stanley Capital I,
  Ser. 2006-HQ9, Cl. A3                                   1,570,310                                  1,570,310
Morgan Stanley Capital I,
  Ser. 2007-T27, Cl. A2                                     579,291                                    579,291
Morgan Stanley Dean Witter Capital
  I, Ser. 2001-PPM, Cl. A3                                               104,880                       104,880
Nationslink Funding Corporation,
  Ser. 1998-2, Cl. A2                          956,430      406,155      108,090    1,018,663        2,489,338
SBA CMBS Trust,
  Ser. 2006-1A, Cl. D                          680,614      230,136       68,551      871,577        1,850,878
TIAA Real Estate,
  Ser. 2007-C4, Cl. A3                                      505,468                                    505,468
Washington Mutual Commercial
  Mortgage Securities Trust,
  Ser. 2003-C1A, Cl. A                       3,428,013    2,186,538      322,274    4,762,269       10,699,094
                                            29,225,686   26,109,395    3,648,299   36,461,960       95,445,340

Diversified Financial
  Services--7.2%
Ameriprise Financial,
  Jr. Sub. Notes                             1,246,951      406,414      246,311    1,631,812        3,531,488
Amvescap,
  Gtd. Notes                                 2,800,903      376,124      292,181    3,188,798        6,658,006
Bear Stearns,
  Sr. Unscd. Notes                                          776,878                                    776,878
Boeing Capital,
  Sr. Notes                                                 950,573                                    950,573
Capmark Financial Group,
  Gtd. Notes                                 2,958,191      783,989      309,949    3,733,063        7,785,192
CIT Group,
  Sr. Notes                                  2,004,697                   182,245    2,778,007        4,964,949
Countrywide Financial,
  Gtd. Notes                                                             246,530                       246,530
Countrywide Financial,
  Gtd. Notes                                                506,639                                    506,639
Countrywide Home Loans,
  Gtd. Notes                                                361,461                                    361,461
Countrywide Home Loans,
  Notes                                      1,328,679                              1,848,197        3,176,876
Credit Suisse First Boston USA,
  Notes                                        780,210                   311,096      553,060        1,644,366
Credit Suisse Guernsey,
  Jr. Sub. Notes                                            634,880                                    634,880
Credit Suisse USA,
  Sr. Unsub. Notes                                        1,228,406                                  1,228,406
FCE Bank,
  Notes                            EUR                                              2,893,098        2,893,098
FCE Bank,
  Notes                            EUR       2,658,160                   315,489                     2,973,649
Ford Motor Credit,
  Sr. Notes                                  2,883,967                              2,584,459        5,468,426
Ford Motor Credit,
  Unscd. Notes                                            1,417,570                                  1,417,570
Fuji JGB Investment,
  Sub. Bonds                                 1,206,138      769,875      102,650    1,662,930        3,741,593
General Electric Capital,
  Sr. Unscd. Notes, Ser. A                   1,038,691                   145,989    1,095,903        2,280,583
General Electric Capital,
  Notes, Ser. A                              1,192,784                   168,978    1,257,394        2,619,156
Glencore Funding,
  Gtd. Notes                                 1,262,422      433,957      138,077    1,607,615        3,442,071
GMAC,
  Unsub. Notes                               1,637,936                   192,698    1,743,921        3,574,555
Goldman Sachs Capital II,
  Gtd. Bonds                                 1,553,398      468,861      161,023    1,728,629        3,911,911
Goldman Sachs Group,
  Sub. Notes                                                320,752                                    320,752
HSBC Finance Capital Trust IX,
  Gtd. Notes                                                380,272                                    380,272
HSBC Finance,
  Notes                                                     778,114                                    778,114
HSBC Finance,
  Sr. Notes                                  3,020,456                   276,382    4,140,788        7,437,626
International Lease Finance,
  Sr. Unscd. Notes                                                       123,959                       123,959
Janus Capital Group,
  Notes                                      1,983,944      553,069      350,108    2,156,461        5,043,582
Jefferies Group,
  Sr. Unscd. Debs.                                        1,073,661                                  1,073,661
Jefferies Group,
  Sr. Unscd. Notes                             867,402                   150,853    1,131,394        2,149,649
John Deere Capital,
  Notes                                        771,500      556,081       80,156                     1,407,737
JPMorgan Chase & Co.,
  Sub. Notes                                              1,426,092                                  1,426,092
Kaupthing Bank,
  Sr. Notes                                  2,286,279                   234,107    2,948,752        5,469,138
Kaupthing Bank,
  Sub. Notes                                                353,794                                    353,794
Lehman Brothers Holdings,
  Sr. Notes                                                 320,213                                    320,213
Leucadia National,
  Sr. Unscd. Notes                           1,061,500                   110,975    1,466,800        2,639,275
MBNA,
  Notes                                                   1,387,140                                  1,387,140
MBNA Capital A,
  Gtd. Cap. Secs., Ser. A                      942,005                    83,271    1,353,157        2,378,433
Merrill Lynch,
  Sub. Notes                                                998,350                                    998,350
Merrill Lynch & Co.,
  Notes, Ser. C                              4,228,552                   779,461    4,444,796        9,452,809
Merrill Lynch & Co.,
  Notes, Ser. C                                749,433                    79,410      880,459        1,709,302
Merrill Lynch & Co.,
  Sr. Unscd. Notes                           1,770,526                   210,410    1,888,561        3,869,497
Morgan Stanley,
  Notes                                      4,827,465                              5,083,617        9,911,082
Morgan Stanley,
  Sr. Unscd. Notes                           1,178,232      952,613      165,454    1,238,397        3,534,696
Morgan Stanley,
  Sub. Notes                                              1,805,025                                  1,805,025
MUFG Capital Finance 1,
  Bank Gtd. Bonds                                           561,685                                    561,685
Nuveen Investments,
  Sr. Unscd. Notes                                           87,920                                     87,920
NIPSCO Capital Markets,
  Notes                                                                   83,202                        83,202
Residential Capital,
  Gtd. Notes                                                              69,094                        69,094
Residential Capital,
  Gtd. Notes                                 1,038,056                   107,850      777,419        1,923,325
Residential Capital,
  Gtd. Notes                                   299,178                    35,578      321,819          656,575
Residential Capital,
  Gtd. Notes                                 1,451,588                   143,756    2,002,069        3,597,413
SB Treasury,
  Jr. Sub. Bonds                             2,445,329                   286,482    3,407,090        6,138,901
SLM,
  Unscd. Notes, Ser. A                       1,334,845      702,550      168,612    1,264,590        3,470,597
SLM,
  Unscd. Notes, Ser. A                       2,634,973                   274,076    2,985,982        5,895,031
SMFG Preferred Capital,
  Sub. Bonds                                                776,291                                    776,291
Tokai Preferred Capital,
  Bonds                                      2,320,145                   227,871    3,226,452        5,774,468
Wachovia,
  Sr. Notes                                  1,080,303                              1,139,229        2,219,532
Windsor Financing,
  Gtd. Notes                                   591,207      185,304                   816,219        1,592,730
                                            61,436,045   22,334,553    6,854,283   70,980,937      161,605,818

Diversified Metals & Mining--.0%
Falconbridge,
  Bonds                                        149,855                    14,596      212,132          376,583
Wellpoint,
  Sr. Unsub. Notes                                          387,964                                    387,964
                                               149,855      387,964       14,596      212,132          764,547

Electric Utilities--2.5%
AES,
  Sr. Notes                                    418,700                    21,200      487,600          927,500
Appalachian Power,
  Sr. Unscd. Notes                             927,237                   110,865    1,083,456        2,121,558
Cinergy,
  Debs.                                      1,028,846                              1,424,166        2,453,012
Cleveland Electric Illumination,
  Sr. Unscd. Notes                                          804,139                                    804,139
Consolidated Edison of NY,
  Sr. Unscd. Debs., Ser. D                                  655,695                                    655,695
Consumers Energy,
  First Mortgage Bonds, Ser. O                            1,144,654                                  1,144,654
Dominion Resources,
  Sr. Unscd. Notes, Ser. B                   1,335,814                   140,085    1,726,052        3,201,951
Enel Finance Internation,
  Gtd. Notes                                 1,937,067      277,444      277,444    2,002,645        4,494,600
FirstEnergy,
  Unsub. Notes, Ser. B                       2,669,769                   589,833    3,652,823        6,912,425
FPL Group Capital,
  Gtd. Debs.                                              1,591,487                                  1,591,487
Gulf Power,
  Sr. Unsub. Notes, Ser. M                                  777,120                                    777,120
IPALCO Enterprises,
  Scd. Notes                                                              79,688                        79,688
National Grid,
  Sr. Unscd. Notes                           1,023,249    1,013,118      151,968    1,362,644        3,550,979
Niagara Mohawk Power,
  Sr. Unscd. Notes, Ser. G                     862,046                    91,816      958,963        1,912,825
NiSource Finance,
  Gtd. Notes                                 1,662,456      382,117      272,941    2,014,797        4,332,311
NiSource Finance,
  Gtd. Notes                                                604,417                                    604,417
Nisource Finance,
  Sr. Unscd. Notes                             706,473                    95,878      741,797        1,544,148
Ohio Power,
  Unscd. Notes                               1,386,158      608,920      143,566    1,589,131        3,727,775
Southern,
  Sr. Unsub. Notes, Ser. A                                  475,104                                    475,104
TXU Electric Delivery,
  Bonds                                      4,395,858                   455,427    5,123,550        9,974,835
TXU,
  Sr. Notes, Ser. O                          2,367,127                   146,995    3,467,056        5,981,178
TXU,
  Unscd. Notes, Ser. C                                                    65,362                        65,362
                                            20,720,800    8,334,215    2,643,068   25,634,680       57,332,763

Environmental Control--.4%
Allied Waste North America,
  Scd. Notes, Ser. B                           469,063      296,250       44,438      557,938        1,367,689
Allied Waste North America,
  Scd. Notes                                   448,338      241,800       50,375      518,863        1,259,376
Oakmont Asset Trust,
  Notes                                      1,257,014                   129,179    1,619,710        3,005,903
Republic Services,
  Sr. Notes                                                 638,634                                    638,634
USA Waste Services,
  Sr. Unscd. Notes                                          367,413                                    367,413
Waste Management,
  Sr. Unsub. Notes                             962,577                              1,296,946        2,259,523
                                             3,136,992    1,544,097      223,992    3,993,457        8,898,538

Food & Beverages--.5%
H.J. Heinz,
  Notes                                      1,651,166      431,843      152,415    2,286,229        4,521,653
Kraft Foods,
  Sr. Unscd. Notes                           1,247,041      154,592      206,122    1,329,489        2,937,244
Safeway,
  Sr. Unscd. Notes                             923,111                    84,370    1,285,407        2,292,888
Tyson Foods,
  Sr. Unscd. Notes                             828,414      538,469       82,841    1,139,069        2,588,793
                                             4,649,732    1,124,904      525,748    6,040,194       12,340,578

Foreign/Governmental--2.5%
Arab Republic of Egypt,
  Unsub. Notes                     EGP       1,786,756                   203,624    1,900,492        3,890,872
Banco Nacional de
  Desenvolvimento
  Economico e Social, Unsub.
  Notes                                      2,070,640    1,179,668      219,010    2,643,053        6,112,371
Export-Import Bank of Korea,
  Sr. Notes                                               1,063,920                                  1,063,920
Federal Republic of Brazil,
  Unscd. Bonds                     BRL       3,444,337    1,114,157      502,962    3,508,003        8,569,459
Mexican Bonos,
  Bonds, Ser. M                    MXN       2,459,506                   249,355    3,418,086        6,126,947
Mexican Bonos,
  Bonds, Ser. M 30                 MXN       1,307,314                   137,316    1,445,193        2,889,823
Republic of Argentina,
  Bonds                                      6,381,448    1,173,436      886,470    6,776,381       15,217,735
Republic of Argentina,
  Bonds, Ser. VII                                           630,000                                    630,000
Republic of El Salvador,
  Unscd. Notes                                                            65,910                        65,910
Russian Federation,
  Unsub. Bonds                               4,057,771    1,015,312      445,068    5,264,323       10,782,474
                                            21,507,772    6,176,493    2,709,715   24,955,531       55,349,511

Health Care--.7%
American Home Products,
  Unscd. Notes                                              608,334                                    608,334
Baxter International,
  Sr. Unscd. Notes                           1,527,245                   139,931                     1,667,176
Community Health Systems,
  Sr. Notes                                                 320,075                                    320,075
Coventry Health Care,
  Sr. Unscd. Notes                                          387,503                                    387,503
HCA,
  Sr. Unscd. Notes                           1,122,923                   113,277    1,447,979        2,684,179
HCA,
  Sr. Unscd. Notes                           1,415,925                   152,250    1,492,050        3,060,225
Medco Health Solutions,
  Sr. Unscd. Notes                           3,455,993      290,109       63,297                     3,809,399
Pacific Life Global Funding,
  Notes                                                                  216,621                       216,621
Tenet Healthcare,
  Sr. Notes                                  1,060,400                   110,000    1,267,200        2,437,600
Teva Pharmaceutical Finance,
  Gtd. Notes                                                538,572                                    538,572
UnitedHealth Group,
  Sr. Unscd. Notes                                          375,305                                    375,305
                                             8,582,486    2,519,898      795,376    4,207,229       16,104,989

Lodging & Entertainment--.3%
Cinemark,
  Sr. Discount Notes                           190,000                    14,250      247,000          451,250
MGM Mirage,
  Gtd. Notes                                                366,625                                    366,625
MGM Mirage,
  Gtd. Notes                                 1,653,750                   162,750    2,157,750        3,974,250
Mohegan Tribal Gaming Authority,
  Sr. Unscd. Notes                             957,500                    19,150    1,297,413        2,274,063
                                             2,801,250      366,625      196,150    3,702,163        7,066,188

Machinery--.2%
Atlas Copco,
  Bonds                                                     286,709                                    286,709
Case New Holland,
  Gtd. Notes                                   669,500      329,600       66,950      803,400        1,869,450
Terex,
  Gtd. Notes                                 1,132,200                   117,300    1,570,800        2,820,300
                                             1,801,700      616,309      184,250    2,374,200        4,976,459

Manufacturing--.1%
Tyco International Group,
  Gtd. Notes                                   533,470                    60,393      654,256        1,248,119

Media--1.3%
AOL Time Warner,
  Gtd. Notes                                                936,184                                    936,184
British Sky Broadcasting,
  Gtd. Notes                                                921,275                                    921,275
Clear Channel Communications,
  Sr. Unscd. Notes                           1,577,586                              2,134,382        3,711,968
Comcast,
  Gtd. Notes                                 4,365,123                   447,960    5,211,270       10,024,353
Comcast,
  Gtd. Notes                                                992,676                                    992,676
Comcast,
  Gtd. Notes                                 1,491,846                   208,757    1,578,404        3,279,007
News America Holdings,
  Gtd. Debs.                                                854,550                 2,783,484        3,638,034
News America,
  Gtd. Notes                                 2,619,750                   406,997                     3,026,747
Pacific Life Global Funding,
  Notes                                                                             1,588,226        1,588,226
Time Warner,
  Gtd. Notes                                                             286,733                       286,733
                                            10,054,305    3,704,685    1,350,447   13,295,766       28,405,203

Oil & Gas--1.1%
Amerada Hess,
  Unscd. Notes                                              847,527                                    847,527
Anadarko Petroleum,
  Sr. Unscd. Notes                                                       531,159                       531,159
ANR Pipeline,
  Sr. Notes                                                               54,460                        54,460
BJ Services,
  Sr. Unscd. Notes                           4,858,143                   500,840    6,761,333       12,120,316
Chesapeake Energy,
  Gtd. Notes                                                159,650                                    159,650
Enterprise Products Operating,
  Gtd. Notes, Ser. B                         3,997,968                   404,794    4,717,602        9,120,364
Enterprise Products Operating,
  Gtd. Notes, Ser. B                                      1,368,415                                  1,368,415
Gazprom,
  Sr. Unscd. Notes                                          709,566                                    709,566
Northwest Pipeline,
  Sr. Unscd. Notes                                                       211,050                       211,050
                                             8,856,111    3,085,158    1,702,303   11,478,935       25,122,507

Packaging & Containers--.0%
Ball,
  Gtd. Notes                                                208,587                                    208,587
Crown Americas/Capital,
  Gtd. Notes                                                592,969                                    592,969
                                                            801,556                                    801,556

Paper & Forest Products--.3%
Sappi Papier Holding,
  Gtd. Notes                                 1,075,827                   103,161    1,503,210        2,682,198
Temple-Inland,
  Gtd. Notes                                 1,073,731      683,283      102,493    1,488,581        3,348,088
                                             2,149,558      683,283      205,654    2,991,791        6,030,286

Property & Casualty
  Insurance--1.5%
Allmerica Financial,
  Debs.                                        792,351                    78,193      948,736        1,819,280
Allstate,
  Jr. Sub. Debs.                                            260,939                                    260,939
American International Group,
  Sr. Notes                                                 449,283                                    449,283
Chubb,
  Sr. Unscd. Notes                           2,373,126    1,598,737      249,803    3,347,357        7,569,023
Hartford Financial Services
  Group,
  Sr. Unscd. Notes                             877,222      731,853                 1,193,021        2,802,096
Hartford Financial Services
  Group,
  Sr. Notes                                  1,969,555                   252,507                     2,222,062
Leucadia National,
  Sr. Unscd. Notes                           3,317,738                   339,913    3,734,250        7,391,901
Lincoln National,
  Sr. Unscd. Notes                                          722,030      240,677                       962,707
Metlife,
  Sr. Notes                                               2,206,805                                  2,206,805
Nippon Life Insurance,
  Notes                                      1,338,709      842,891                 1,884,108        4,065,708
Pacific Life Global Funding,
  Notes                                      1,521,270                                               1,521,270
Phoenix Cos.,
  Sr. Unscd. Notes                             736,466      355,708       70,140    1,027,045        2,189,359
                                            12,926,437    7,168,246    1,231,233   12,134,517       33,460,433

Real Estate Investment
  Trusts--2.7%
Archstone-Smith Operating Trust,
  Notes                                        981,480                    83,426                     1,064,906
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                             173,197      865,986                   221,308        1,260,491
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                             339,582                                454,441          794,023
Arden Realty,
  Notes                                                     666,324                                    666,324
Avalonbay Communities,
  Sr. Unscd. Notes                                          385,012                                    385,012
Boston Properties,
  Sr. Notes                                    786,044                    82,486    1,086,876        1,955,406
Boston Properties,
  Sr. Notes                                                 755,963                                    755,963
Commercial Net Lease Realty,
  Sr. Unscd. Notes                           1,060,973      361,695       96,452    1,451,604        2,970,724
Duke Realty,
  Notes                                        924,081      889,116       69,930    1,053,952        2,937,079
Duke Realty,
  Sr. Unscd. Notes                             349,302                                                 349,302
Duke Realty,
  Sr. Notes                                               2,217,456      255,860                     2,473,316
Duke Realty,
  Sr. Notes                                                              177,214                       177,214
ERP Operating,
  Notes                                        556,466                    54,653      993,690        1,604,809
ERP Operating,
  Unscd. Notes                                              334,642                                    334,642
ERP Operating,
  Notes                                                     143,306                                    143,306
ERP Operating,
  Notes                                        765,872      570,923       69,625    1,044,371        2,450,791
ERP Operating,
  Unscd. Notes                                              239,235                                    239,235
Federal Realty Investment Trust,
  Sr. Unscd. Notes                             634,407                    48,801      805,208        1,488,416
Federal Realty Investment Trust,
  Notes                                        577,611      157,070       55,734      770,148        1,560,563
Federal Realty Investment Trust,
  Sr. Unscd. Notes                                          531,264                                    531,264
Healthcare Realty Trust,
  Sr. Unscd. Notes                           2,710,652      841,071                 3,652,651        7,204,374
Healthcare Realty Trust,
  Unscd. Notes                                                           241,208                       241,208
HRPT Properties Trust,
  Sr. Unscd. Notes                           1,352,017      412,616      125,187    1,790,671        3,680,491
Istar Financial,
  Sr. Unscd. Notes                           2,738,123    1,026,213      279,876    3,204,584        7,248,796
Liberty Property,
  Sr. Unscd. Notes                                          300,005                                    300,005
Mack-Cali Realty,
  Bonds                                                     666,413                                    666,413
Mack-Cali Realty,
  Notes                                        572,009      665,701       54,242      788,978        2,080,930
Mack-Cali Realty,
  Unscd. Notes                               1,590,310      397,578      332,971    2,286,071        4,606,930
Mack-Cali Realty,
  Sr. Unscd. Notes                                                        70,812                        70,812
Regency Centers,
  Gtd. Notes                                 1,373,656      208,417      118,419    1,894,698        3,595,190
Regency Centers,
  Sr. Unscd. Notes                                          178,860                                    178,860
Simon Property Group,
  Notes                                      1,077,644                   103,053                     1,180,697
Simon Property Group,
  Notes                                        840,007                    74,118    1,166,128        2,080,253
Simon Property Group,
  Unsub. Notes                                              971,279                                    971,279
Simon Property Group,
  Unscd. Notes                                              199,950                                    199,950
Socgen Real Estate,
  Bonds                                                   1,590,000                                  1,590,000
                                            19,403,433   15,576,095    2,394,067   22,665,379       60,038,974

Residential Mortgage Pass-
  Through Ctfs.--3.4%
American General Mortgage Loan
  Trust, Ser. 2006-1, Cl. A1                   595,339                    54,954                       650,293
Banc of America Mortgage
  Securities, Ser. 2001-4,
  Cl. 2B3                                      154,294                                                 154,294
Banc of America Mortgage
  Securities, Ser. 2004-F,
  Cl. 2A7                                                                266,892                       266,892
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B2                                      173,149                                    173,149
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B3                         388,451                                522,112          910,563
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. M6                         323,292                                365,679          688,971
ChaseFlex Trust,
  Ser. 2006-2, Cl. A1A                         391,840      304,765       43,538                       740,143
ChaseFlex Trust,
  Ser. 2006-2, Cl. A5                        1,205,229                   120,523    1,606,972        2,932,724
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF2                        95,983      138,215        9,598      130,536          374,332
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF7                                  1,639,940                                  1,639,940
Citigroup Mortgage Loan Trust,
  Ser. 2006-WF1, Cl. A2A                                     45,735                                     45,735
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Ser. 2002-J4, Cl. B3                                                                303,468          303,468
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2003-8, Cl. B3                          200,548                                                 200,548
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2005-31, Cl. 2A1                        920,332                                                 920,332
CSAB Mortgage Backed Trust,
  Ser. 2006-3, Cl. A1A                                    1,913,707       74,602                     1,988,309
First Horizon Alternative Mortgage
  Securities, Ser. 2004-FA1,
  Cl. 1A1                                    5,592,774    3,756,090                 3,403,620       12,752,484
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M2                       1,096,157                   103,483    1,517,756        2,717,396
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M3                         818,545                    71,178    1,150,946        2,040,669
Impac Secured Assets CMN Owner
  Trust, Ser. 2006-1, Cl. 2A1                  693,685      467,081       64,744      948,036        2,173,546
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B1                        381,741                                477,089          858,830
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B2                                      94,797                                     94,797
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR25, Cl. 4A2                    1,094,010    1,276,346       91,168    1,458,681        3,920,205
J.P. Morgan Alternative Loan
  Trust, Ser. 2006-S4, Cl. A6                  904,887                   106,756    1,016,727        2,028,370
J.P. Morgan Mortgage Trust,
  Ser. 2005-A1, Cl. 5A1                        730,251                    64,232    1,016,181        1,810,664
New Century Alternative Mortgage
  Loan Trust, Ser. 2006-ALT2,
  Cl. AF6A                                     704,351                    70,942      901,975        1,677,268
Nomura Asset Acceptance,
  Ser. 2005-AP1, Cl. 2A5                                                 194,651                       194,651
Nomura Asset Acceptance,
  Ser. 2005-AP2, Cl. A5                      1,667,727      749,269      145,020    2,276,810        4,838,826
Nomura Asset Acceptance,
  Ser. 2005-WF1, Cl. 2A5                     1,165,591      759,829      112,170    1,589,886        3,627,476
Prudential Home Mortgage
  Securities, Ser. 1994-A, Cl. 5B                                                       3,262            3,262
Residential Funding Mortgage
  Securities I, Ser. 2004-S3,
  Cl. M1                                                  1,069,041                                  1,069,041
Structured Asset Mortgage
  Investments, Ser. 1998-2, Cl. B                                          1,683                         1,683
Terwin Mortgage Trust,
  Ser. 2006-9HGA Cl. A1                        697,576                                                 697,576
Washington Mutual,
  Ser. 2004-AR7, Cl. A6                                                  131,897                       131,897
Washington Mutual,
  Ser. 2003-AR10, Cl. A6                                                 200,936                       200,936
Washington Mutual,
  Ser. 2004-AR9, Cl. A7                                                  162,432                       162,432
Washington Mutual Pass-Through
  Certificates, Ser. 2005-AR4,
  Cl. A4B                                    3,290,848    1,014,472                 4,478,522        8,783,842
Wells Fargo Mortgage Backed
  Securities Trust,
  Ser. 2005-AR1, Cl. 1A1                     4,240,377                   414,099    5,631,751       10,286,227
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2003-1,
  Cl. 2A9                                    1,785,483                   148,790    2,479,837        4,414,110
                                            29,139,311   13,402,436    2,654,288   31,279,846       76,475,881

Retail--.5%
CVS Caremark,
  Sr. Unscd. Notes                           1,052,156      369,002      109,703    1,151,886        2,682,747
CVS Caremark,
  Sr. Unscd. Notes                                          258,533                                    258,533
Delhaize Group,
  Sr. Unscd. Notes                                          191,963                                    191,963
Federated Retail Holding,
  Gtd. Bonds                                                152,144                                    152,144
Federated Retail Holding,
  Gtd. Notes                                                254,037                                    254,037
Home Depot,
  Sr. Unscd. Notes                             804,817                    83,938    1,002,319        1,891,074
Lowe's Companies,
  Sr. Unscd. Notes                           1,283,826      166,796      181,960    1,339,425        2,972,007
May Department Stores,
  Unscd. Notes                                                            44,725                        44,725
May Department Stores,
  Gtd. Notes                                   760,990                              1,036,349        1,797,339
Saks,
  Gtd. Notes                                       433                                                     433
                                             3,902,222    1,392,475      420,326    4,529,979       10,245,002

State/Territory Gen Oblg--1.6%
California
  GO (Insured; AMBAC)                          443,903                    63,415      465,042          972,360
Erie Tobacco Asset
  Securitization/NY, Tobacco
  Settlement Asset-Backed Bonds                             554,415       69,884                       624,299
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds              4,471,515    2,381,514      405,154    5,439,931       12,698,114
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds              1,000,871      571,926       95,321    1,429,815        3,097,933
New York Counties Tobacco Trust
  IV, Tobacco Settlement
  Pass-Through Bonds                         1,690,570                   154,566    2,337,817        4,182,953
Tobacco Settlement Authority of
  Iowa, Tobacco Settlement
  Asset-Backed Bonds                         3,100,550    2,143,238      157,171    3,776,861        9,177,820
Tobacco Settlement Financing
  Corporation of New Jersey,
  Tobacco Settlement
  Asset-Backed Bonds                           676,798                   435,422                     1,112,220
Tobacco Settlement Finance
  Authority of West Virginia,
  Tobacco Settlement
  Asset-Backed Bonds                                                     295,347                       295,347
Washington Convention Center
  Authority, Senior Lien
  Dedicated Tax Revenue
  (Insured; AMBAC)                           1,331,389                   188,077    1,400,680        2,920,146
                                            12,715,596    5,651,093    1,864,357   14,850,146       35,081,192

Steel--.0%
US Steel,
  Sr. Unsub. Notes                                          314,225                                    314,225

Telecommunications--2.4%
America Movil,
  Gtd. Notes                                   455,091                    45,009      565,113        1,065,213
AT & T,
  Notes                                      2,382,885                   244,271    2,921,277        5,548,433
AT & T,
  Sr. Notes                                  2,700,459      450,076      125,021    3,700,629        6,976,185
AT & T Wireless,
  Sr. Unsub. Notes                                          558,635                                    558,635
AT & T,
  Sr. Unscd. Notes                                          795,676                                    795,676
France Telecom,
  Unsub. Notes                               1,376,932                   118,330    1,172,544        2,667,806
Intelsat,
  Sr. Unscd. Notes                           1,509,200                   196,000    1,945,300        3,650,500
KPN,
  Sr. Unsub. Bonds                                          380,952                                    380,952
Nextel Communications,
  Gtd. Notes, Ser. F                           989,421      477,981       90,816    1,343,127        2,901,345
Qwest,
  Bank Note, Ser. B                            475,600                                                 475,600
Qwest,
  Bank Note, Ser. B                          1,904,450                                               1,904,450
Qwest,
  Sr. Notes                                    749,050                    68,575    2,073,075        2,890,700
Qwest,
  Notes                                                      54,813                                     54,813
Qwest,
  Sr. Notes                                                              107,250    1,716,000        1,823,250
Sprint Capital,
  Gtd. Notes                                 1,420,081                   218,474    1,512,070        3,150,625
Telefonica Emisiones,
  Gtd. Notes                                                             239,842                       239,842
Telefonica Emisiones,
  Gtd. Notes                                 2,469,239      636,402      478,574    3,263,469        6,847,684
Time Warner Cable,
  Sr. Unscd. Notes                           1,344,066      326,277      146,094    1,470,681        3,287,118
Time Warner,
  Gtd. Notes                                 2,214,782                   259,698    2,361,781        4,836,261
U.S. West Communications,
  Notes                                                                   70,263                        70,263
Verizon Global Funding,
  Notes                                                     283,613                                    283,613
Windstream,
  Gtd. Notes                                 1,517,513                   148,050    2,056,838        3,722,401
                                            21,508,769    3,964,425    2,556,267   26,101,904       54,131,365

Textiles & Apparel--.1%
Mohawk Industries,
  Sr. Unscd. Notes                             999,709      706,865      277,697    1,383,436        3,367,707

Transportation--.2%
Ryder System,
  Notes                                      1,408,506                   127,600    1,943,443        3,479,549

U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
  Notes                                                  13,775,853                                 13,775,853
Small Business Administration
  Participation Ctfs., Gov't
  Gtd. Ctfs., Ser. 97-J                                     523,708                                    523,708
                                                         14,299,561                                 14,299,561

U.S. Government Agencies/
  Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
  3.50%                                                     250,920                                    250,920
  4.00%, 10/1/09                                                          75,201                        75,201
  4.50%, 10/1/09                                                          69,717                        69,717
  5.00%                                                   1,636,333                                  1,636,333
  5.00%, 10/1/18                                                         407,650                       407,650
  5.50%                                     58,294,479   17,072,016    9,006,379   62,206,295      146,579,169
  5.50%, 6/1/34 - 4/1/37                     7,451,718                   337,913    9,501,174       17,290,805
  6.00%, 7/1/37                              1,394,133                              1,672,000        3,066,133
  6.00%, 7/1/17 - 4/1/33                                               1,810,908                     1,810,908
  6.50%, 10/1/31 - 3/1/32                       91,660                                848,941          940,601
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 51, Cl. E, 10.00%,
    7/15/20                                                 295,950                                    295,950
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 2586, Cl. WE, 4.00%,
    12/15/32                                 4,263,853    2,027,188                                  6,291,041
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2731,
    Cl. PY, 5.00%, 5/15/26                                                            464,979          464,979
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only) Ser. 2750,
    Cl. IK, 5.00%, 5/15/26                                  515,309                                    515,309
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2752,
    Cl. GM, 5.00%, 3/15/26                                                            452,622          452,622
Federal National Mortgage
  Association:
  5.00%                                     25,877,395   24,365,364    1,716,873   30,966,400       82,926,032
  5.50%                                      5,520,277                   812,832    5,859,373       12,192,482
  6.00%                                    100,751,854   30,063,118   12,170,544  100,759,631      243,745,147
  6.50%                                      5,615,814                   656,791    5,956,938       12,229,543
  3.53%, 7/1/10                                                          267,051                       267,051
  4.00%, 5/1/10                                           1,345,964                                  1,345,964
  4.06%, 6/1/13                                                           94,294                        94,294
  5.00%, 7/1/11 - 1/1/22                     8,059,392                 1,840,287      818,805       10,718,484
  5.50%, 8/1/22 - 1/1/37                    12,484,046      610,863    2,171,807   19,579,280       34,845,996
  6.00%, 1/1/19 - 8/1/37                     1,717,050    1,568,471      219,821    5,501,642        9,006,984
  6.50%, 11/1/10 - 8/1/37                    5,525,767                   827,805    7,808,439       14,162,011
  7.00%, 9/1/14 - 7/1/32                                                  46,244       70,205          116,449
  8.00%, 12/1/25                                             39,057                                     39,057
  Grantor Trust,
    Ser. 2001-T6, Cl. B, 6.09%,
    5/25/11                                                              284,606                       284,606
  Pass-Through Ctfs.,
    Ser. 2004-58, Cl. LJ,
    5.00%, 7/25/34                           3,202,359    2,055,892                 4,473,693        9,731,944
  Pass-Through Ctfs.,
    Ser. 1988-16, Cl. B, 9.50%,
    6/25/18                                                 170,047                                    170,047
Government National Mortgage
  Association I:
  5.50%, 4/15/33                                          4,454,192                                  4,454,192
  6.50%, 9/15/32                                                          62,317                        62,317
  7.00%, 6/15/08                                                432                                        432
  8.00%, 2/15/30 - 5/15/30                                                 5,416                         5,416
  9.50%, 11/15/17                                           329,992                                    329,992
  Ser. 2003-88, Cl. AC,
    2.91%, 6/16/18                                                       186,932                       186,932
  Ser. 2003-64, Cl. A, 3.09%,
    4/16/24                                                                2,030                         2,030
  Ser. 2003-96, Cl. B, 3.61%,
    8/16/18                                                               67,514                        67,514
  Ser. 2004-9, Cl. A, 3.36%,
    8/16/22                                                               77,547                        77,547
  Ser. 2004-23, Cl. B, 2.95%,
    3/16/19                                               2,288,464      116,504                     2,404,968
  Ser. 2004-43, Cl. A, 2.82%,
    12/16/19                                                             303,452      504,488          807,940
  Ser. 2004-25, Cl. AC,
    3.38%, 1/16/23                             318,229                   253,136                       571,365
  Ser. 2004-57, Cl. A, 3.02%,
    1/16/19                                                              150,648                       150,648
  Ser. 2004-39, Cl. LC,
    5.50%, 12/20/29                          4,823,049                              5,561,579       10,384,628
  Ser. 2004-67, Cl. A, 3.65%,
    9/16/17                                                              109,140                       109,140
  Ser. 2004-77, Cl. A, 3.40%,
    3/16/20                                                              103,323                       103,323
  Ser. 2004-97, Cl. AB,
    3.08%, 4/16/22                                                       182,787                       182,787
  Ser. 2004-108, Cl. A,
    4.00%, 5/16/27                                                       108,859                       108,859
  Ser. 2004-51, Cl. A, 4.15%,
    2/16/18                                                              148,956                       148,956
  Ser. 2005-87, Cl. A, 4.45%,
    3/16/25                                                 982,079                                    982,079
  Ser. 2005-9, Cl. A, 4.03%,
    5/16/22                                                               85,029                        85,029
  Ser. 2005-12, Cl. A, 4.04%,
    5/16/21                                                               59,712                        59,712
  Ser. 2005-42, Cl. A, 4.05%,
    7/16/20                                  1,587,289                   132,274    2,182,523        3,902,086
  Ser. 2005-14, Cl. A, 4.13%,
    2/16/27                                                              105,266                       105,266
  Ser. 2005-67, Cl. A, 4.22%,
    6/16/21                                    797,293                              1,116,211        1,913,504
  Ser. 2005-34, Cl. A, 3.96%,
    9/16/21                                  1,237,315                              1,716,579        2,953,894
  Ser. 2005-59, Cl. A, 4.39%,
    5/16/23                                  1,270,163                              1,770,530        3,040,693
  Ser. 2005-50, Cl. A, 4.02%,
    10/16/26                                 1,165,496                    97,125    1,592,845        2,855,466
  Ser. 2005-29, Cl. A, 4.02%,
    7/16/27                                  1,749,969      841,757      155,061    2,436,666        5,183,453
  Ser. 2005-90, Cl. A, 3.76%,
    9/16/28                                               1,315,022                                  1,315,022
  Ser. 2005-32, Cl. B, 4.39%,
    8/16/30                                  3,359,199    1,154,111      147,333    4,640,999        9,301,642
  Ser. 2005-79, Cl. A, 4.00%,
    10/16/33                                 1,292,990                   107,749    1,788,636        3,189,375
  Ser. 2006-6, Cl. A, 4.05%,
    10/16/23                                                163,829                                    163,829
  Ser. 2006-3, Cl. A, 4.21%,
    1/16/28                                               1,647,991                                  1,647,991
  Ser. 2006-5, Cl. A, 4.24%,
    7/16/29                                               1,128,723                                  1,128,723
  Ser. 2006-55, Cl. A, 4.25%,
    7/16/29                                               1,401,015                                  1,401,015
  Ser. 2006-66, Cl. A, 4.09%,
    1/16/30                                               1,541,607                                  1,541,607
  Ser. 2007-46, Cl. A, 3.14%,
    11/16/29                                 1,210,588      624,664      135,586    1,259,012        3,229,850
  Ser. 2007-52, Cl. A, 4.05%,
    10/16/25                                 1,768,833      855,260      208,956    1,880,600        4,713,649
Federal National Mortgage
  Association, Grantor Trust,
  Ser. 2001-T11, Cl. B,
  5.50%, 9/25/11                                                          76,418                        76,418
Government National Mortgage
  Association II:
  5.50%, 7/20/30                                66,830                                334,216          401,046
  6.38%, 4/20/30                                                                      261,199          261,199
  6.50%, 2/20/31 - 7/20/31                     278,244                                                 278,244
  7.00%, 11/20/29                                  791                                                     791
                                           261,176,075  100,745,630   36,005,793  283,986,500      681,913,998

U.S. Government Securities--11.2%
U.S. Treasury Bonds
  4.50%, 2/15/36                                          8,375,916      663,852                     9,039,768
  5.00%, 5/15/37                               609,500   13,249,952      699,796    1,696,133       16,255,381
U.S. Treasury Notes:
  3.88%, 9/15/10                            11,493,555                 4,703,041      229,174       16,425,770
  4.13%, 8/31/12                                          7,701,020                                  7,701,020
  4.25%, 1/15/11                            25,670,400                 1,549,987                    27,220,387
  4.38%, 12/31/07                                         8,169,564                                  8,169,564
  4.50%, 5/15/10                                            739,410                                    739,410
  4.50%, 9/30/11                                          4,642,618                                  4,642,618
  4.50%, 4/30/12                            14,490,005                12,748,370   14,738,087       41,976,462
  4.50%, 5/15/17                             4,600,432                   507,291    5,232,059       10,339,782
  4.63%, 12/31/11                                         6,524,181                                  6,524,181
  4.63%, 11/15/16                           25,925,011    7,081,881    3,945,547   12,490,045       49,442,484
  4.75%, 8/15/17                             5,423,568   16,284,896    2,240,390   21,310,060       45,258,914
  5.13%, 6/30/08                                          8,504,657                                  8,504,657
                                            88,212,471   81,274,095   27,058,274   55,695,558      252,240,398

Total Bonds and Notes
  (cost $750,962,326,
  $390,304,526,
  $110,300,634 and
  $793,545,334
  respectively)                            745,095,279  386,073,850  109,713,813  785,882,941    2,026,765,883

Preferred Stocks--.3%                                                                  Shares
------------------------------------------------------------------------------------------------------------------------------------
Banks--.1%
Sovereign Capital Trust IV,
  Conv., Cum. $2.1875                                         15,500                         1,400               22,050      38,950
Diversified Financial Services--.2%
AES Trust VII,
  Conv., Cum. $3.00                                           44,450                         3,450               50,950      98,850
Total Preferred Stocks
  (cost $2,973,894, $0, $241,056
   and $3,617,438 respectively)

                                                                        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Banks--.1%
Sovereign Capital Trust IV,
  Conv., Cum. $2.1875                          664,950                    60,060      945,945        1,670,955
Diversified Financial Services--.2%
AES Trust VII,
  Conv., Cum. $3.00                          2,194,719                   170,344    2,515,656        4,880,719
Total Preferred Stocks
  (cost $2,973,894, $0, $241,056
   and $3,617,438 respectively)              2,859,669                   230,404    3,461,601        6,551,674

Options--.1%                                                    Face Amount Covered by Contracts
------------------------------------------------------------------------------------------------------------------------------------
Call Options
3-Month Floor USD Libor-BBA
  Interest Rate, October 2009
    @ 4                                     49,400,000    15,500,000   5,090,000   63,570,000      133,560,000
3-Month USD Libor-BBA,
  Swaption                                   2,770,000                   390,000    2,910,000        6,070,000
CDX Option DB
  December 2007 @.450                                                              58,320,000      58,320,000
Dow Jones CDX.DB
  December 2007 @ .45                                      5,600,000                                 5,600,000
Dow Jones CDX.IG8
  December 2007 @ .45                       54,820,000                 6,330,000                    61,150,000
U.S. Treasury 5 Year Notes
  October 2007 @ 109.5                      63,100,000                 9,100,000   65,400,000      137,600,000
U.S. Treasury 5 Year Notes
  October 2007 @ 107                        31,600,000     7,900,000   4,600,000   32,800,000       76,900,000
Total Options
  (cost $714,169, $83,839,
  $95,952 and $768,081
  respectively)

Options--.1% Value ($)                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Call Options
3-Month Floor USD Libor-BBA
  Interest Rate, October 2009
    @ 4                                        168,415        21,463      17,353      216,723          423,954
3-Month USD Libor-BBA,
  Swaption                                     264,258                    37,206      267,720          569,184
CDX Option DB
  December 2007 @.450                                                                  55,404           55,404
Dow Jones CDX.DB
  December 2007 @ .45                                          5,320                                     5,320
Dow Jones CDX.IG8
  December 2007 @ .45                           52,079                     6,014                        58,093
U.S. Treasury 5 Year Notes
  October 2007 @ 109.5                          39,438                     5,688       40,875           86,001
U.S. Treasury 5 Year Notes
  October 2007 @ 107                           172,814        43,204      25,156      179,377          420,551
Total Options
  (cost $714,169, $83,839,
  $95,952 and $768,081
  respectively)                                697,004        69,987      91,417      760,099        1,618,507

Short-Term Investments--.9%                                    Principal Amount ($)
------------------------------------------------------------------------------------------------------------------------------------
Commerical Paper--.5%
Cox Communications
  5.57%, 1/15/08                             5,645,000 b,c               820,000 b,c  6,030,000 b,c 12,495,000
U.S. Treasury Bills--.3%
  4.04%, 12/6/07                             3,420,000 h                                             3,420,000
  4.10%, 12/6/07                                                                      3,399,000 h    3,399,000
  4.13%, 12/6/07                                             355,000 h    98,000 h                     453,000
Total Short-Term Investments
  (cost $9,039,675, $352,312,
  $915,393 and $9,403,396
  respectively)

Short-Term Investments--.9%                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Commerical Paper--.5%
Cox Communications
  5.57%, 1/15/08                             5,645,000                   818,135      6,030,000     12,493,135
U.S. Treasury Bills--.3%
  4.04%, 12/6/07                             3,396,983                                               3,396,983
  4.10%, 12/6/07                                                                      3,376,125      3,376,125
  4.13%, 12/6/07                                             352,611      97,340                       449,951
Total Short-Term Investments
  (cost $9,039,675, $352,312,
  $915,393 and $9,403,396
  respectively)                              9,041,983       352,611     915,475      9,406,125     19,716,194

Other Investment--1.1%                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred
  Plus Money Market Fund                     8,683,000 i   6,178,000 i 3,647,000 i    6,066,000 I   24,574,000
  (cost $8,683,000, $6,178,000,
  $3,647,000 and $6,066,000
  respectively)

Other Investment--1.1%                                                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred
  Plus Money Market Fund                     8,683,000     6,178,000   3,647,000      6,066,000     24,574,000
  (cost $8,683,000, $6,178,000,
  $3,647,000 and $6,066,000
  respectively)

Investment of Cash Collateral for
Securities Loaned--7.5%                                                                Shares
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Cash
  Advantage Fund                                          34,927,608 i               32,557,177 I   67,484,785
  (cost $0, $34,927,608, $0 and
  $32,557,177 respectively)
Dreyfus Institutional Cash
  Advantage Plus Fund                       77,933,659 i              24,190,518 i                 102,124,177
  (cost $77,933,659, $0, $24,190,518
  and $0 respectively)

Investment of Cash Collateral for
Securities Loaned--7.5%                                                                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Cash
  Advantage Fund                                          34,927,608                 32,557,177     67,484,785
  (cost $0,,$34,927,608, $0 and
  $32,557,177 respectively)
Dreyfus Institutional Cash
  Advantage Plus Fund                       77,933,659                24,190,518                   102,124,177
  (cost $77,933,659, $0, $24,190,518
  and $0 respectively)                      77,933,659    34,927,608  24,190,518     32,557,177    169,608,962

Total Investments-100.0%
  (cost $850,306,723, $431,846,285,
  $139,390,553 and $845,957,426
  respectively)                            844,310,594   427,602,056 138,788,627    838,133,943  2,248,835,220
*	Management does not anticipate having to sell any securities as a result of the exchange.
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $188,728,839 and the total market value of the collateral held by the fund is $193,466,218 consisting of cash collateral of $169,608,962 and U.S. Government and agency securities valued as $23,857,256.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $227,731,914 or 10.1% market value.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EGP--Egyptian Pound EUR--Euro MXN--Mexican Peso
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Purchased on a forward commitment basis.
g	Purchased on a delayed delivery basis.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.
j	Notional face amount shown.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

                                             Contracts         Expiration                                         Market Value Covered by Contracts ($)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Financial Futures Long
U.S. Treasury 5 Year Notes                         261         December 2007        27,935,156
U.S. Treasury 5 Year Notes                          84         December 2007                            8,990,625
U.S. Treasury 5 Year Notes                          12         December 2007                                               1,284,375
U.S. Treasury 5 Year Notes                         425         December 2007                                                            45,488,281
U.S. Treasury 10 Year Notes                        599         December 2007        65,459,469
U.S. Treasury 10 Year Notes                         85         December 2007                                               9,288,906
U.S. Treasury 10 Year Notes                        524         December 2007                                                            57,263,375
Financial Futures Short
U.S. Treasury 2 Year Notes                         436         December 2007        (90,272,440)
U.S. Treasury 2 Year Notes                          89         December 2007                          (18,427,172)
U.S. Treasury 2 Year Notes                          52         December 2007                                             (10,766,438)
U.S. Treasury 2 Year Notes                         546         December 2007                                                          (113,047,596)
U.S. Treasury 10 Year Notes                        236         December 2007                          (25,790,375)
U.S. Treasury 30 Year Bonds                        135         December 2007                          (15,031,406)
U.S. Treasury 30 Year Bonds                          4         December 2007                                                (445,375)

                                                       Unrealized Appreciation (Depreciation) at 9/30/2007 ($)
---------------------------------------------------------------------------------------------------------------------------------------------------------
Financial Futures Long
U.S. Treasury 5 Year Notes                  27,935,156                (3,328)                                                               (3,328)
U.S. Treasury 5 Year Notes                   8,990,625                                  64,719                                              64,719
U.S. Treasury 5 Year Notes                   1,284,375                                                      5,473                            5,473
U.S. Treasury 5 Year Notes                  45,488,281                                                                        54,930        54,930
U.S. Treasury 10 Year Notes                 65,459,469               121,844                                                               121,844
U.S. Treasury 10 Year Notes                  9,288,906                                                     20,149                           20,149
U.S. Treasury 10 Year Notes                 57,263,375                                                                       138,625       138,625
Financial Futures Short
U.S. Treasury 2 Year Notes                 (90,272,440)             (333,815)                                                             (333,815)
U.S. Treasury 2 Year Notes                 (18,427,172)                                (37,547)                                            (37,547)
U.S. Treasury 2 Year Notes                 (10,766,438)                                                   (39,911)                         (39,911)
U.S. Treasury 2 Year Notes                (113,047,596)                                                                     (418,034)     (418,034)
U.S. Treasury 10 Year Notes                (25,790,375)                                 57,156                                              57,156
U.S. Treasury 30 Year Bonds                (15,031,406)                                 97,031                                              97,031
U.S. Treasury 30 Year Bonds                   (445,375)                                                       117                              117
                                                                    (215,299)          181,359            (14,170)          (224,479)     (272,589)

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)
                                          Face Amount
                                          Covered by
                                          Contracts ($)
------------------------------------------------------------------------------------------------------------------------------------
  Call Options:
Dow Jones CDX.DB
   December 2007@.39                                              11,200,000        12,660,000        116,640,000        140,500,000
Dow Jones CDX.IG8
 December 2007 @ .395                      109,640,000                                                                   109,640,000
U.S. Treasury 5 Year Notes
October 2007 @ 108                          31,600,000             7,900,000         4,600,000         32,800,000         76,900,000
  Put Options:
U.S. Treasury 5 Year Notes
October 2007 @ 106                          31,600,000             7,900,000         4,600,000         32,800,000         76,900,000
   (Premiums received $306,789, $59,234, $41,679 and $321,062 respectively)

                                              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  Call Options:
Dow Jones CDX.DB
   December 2007@.39                                                  (5,320)           (6,014)           (55,404)           (66,738)
Dow Jones CDX.IG8
 December 2007 @ .395                          (52,079)                                                                      (52,079)
U.S. Treasury 5 Year Notes
October 2007 @ 108                             (64,189)              (16,047)           (9,344)           (66,627)          (156,207)
  Put Options:
U.S. Treasury 5 Year Notes
October 2007 @ 106                             (54,314)              (13,579)           (7,906)           (56,377)          (132,176)
   (Premiums received $306,789, $59,234,      (170,582)              (34,946)          (23,264)          (178,407)          (407,200)
   $41,679 and $321,062 respectively)

Pro Forma Statement of Assets and Liabilities
September 30, 2007 (Unaudited)                                                                                                             Dreyfus
                                                                                                                                           Premier
                                                                                                                                         Intermediate
                                                                                                                                             Term
                                                 Dreyfus           Dreyfus                                                                Income Fund
                                               Intermediate        Premier            Dreyfus          Dreyfus A                           Pro Forma
                                               Term Income         Managed            Premier            Bond                              Combined
                                                  Fund           Income Fund         Core Bond         Plus, Inc.        Adjustments       (Note 1)
                                               ------------      -----------         ----------      ----------------    ------------    --------------

ASSETS:
             Investments in securities,
             at value - See Statement
             of Investments (including
               securities on loan, valued
               at $188,728,839)
               Unaffiliated issuers             $ 757,693,935  $  110,951,109    $   799,510,766    $  386,496,448                       $ 2,054,652,258
               Affiliated issuers                  86,616,659      27,837,518         38,623,177        41,105,608                           194,182,962
             Cash                                                                                           10,358                                10,358
             Cash denominated in foreign
               currencies                             393,276          38,277            846,420            21,977                             1,299,950
             Receivable for investment
               securities sold                    173,350,932      25,171,177        185,439,728        43,966,620                           427,928,457
             Dividends and interest
               receivable                           6,229,325         994,265          6,589,490         3,608,232                            17,421,312
             Receivable for futures
               variation margin                                                                             27,359                                27,359
             Receivable from broker for
               swap transaction                     1,038,010         104,986          1,377,623                                               2,520,619
             Swap premium paid                      2,013,869         226,752          2,471,723           248,776                             4,961,120
             Receivable for shares of
               Beneficial Interest
               subscribed                           1,072,180         549,582            126,499            23,471                             1,771,732
             Prepaid expenses                          34,389                              6,927            22,889                                64,205
                                                ---------------   -------------    --------------      ------------      -------------     -------------
                Total Assets                    1,028,442,575     165,873,666      1,034,992,353       475,531,738                         2,704,840,332
                                                ---------------   -------------    --------------      ------------      -------------     -------------

LIABILITIES: Due to The Dreyfus Corporation
                and affiliates                        349,267          68,697            551,087           170,683                             1,139,734
             Cash overdraft due to Custodian        2,097,837         290,280          2,177,697                                               4,565,814
             Outstanding options written,
                at value (premiums received
                $728,764) - see statement             170,582          23,268            178,407            34,946                                407,203
             Liability for securities loaned       77,933,659      24,190,518         32,557,177        34,927,608                            169,608,962
             Net unrealized depreciation on
                forward currency exchange
                contracts-Note 3(a)                    38,909           4,553             49,523                                                   92,985
             Payable for investment
                securities
                purchased                         372,907,207      53,629,063        410,722,756       155,527,763                            992,786,789
             Payable to broker for swap
                transactions                                              750                               54,810                                 55,560
             Payable for shares of Beneficial
                Interest redeemed                       3,091          42,545            412,825                                                  458,461
             Unrealized depreciation on swaps       1,075,287         150,160          1,160,543           265,382                              2,651,372
             Payable for futures variation
                margin                                 35,717           5,531             23,529                                                   64,777
             Accrued Interest payable                                                        197                                                      197
             Merger costs                                              90,000 (a)        110,000 (a)        100,000 (a)                           300,000
             Accrued expenses                         230,383                            376,973            168,451                               775,807
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
                  Total Liabilities               454,841,939      78,495,365        448,320,714        191,249,643                         1,172,907,661
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
NET ASSETS                                        573,600,636  $   87,378,301    $   586,671,639    $   284,282,095      $      --        $ 1,531,932,671
                                                ============== ===============    ===============    ==============      =============     ==============

REPRESENTED BY: Paid-in capital                   596,461,047  $   95,504,465    $   618,764,827    $   329,276,172                       $ 1,640,006,511
             Accumulated undistributed
               investment income-net                3,024,657        (130,982)           319,644          3,862,872                             7,076,191
             Accumulated net realized gain
                (loss) on investments             (18,796,225)     (7,251,512)       (23,371,769)       (44,634,175)                          (94,053,681)
             Accumulated net unrealized
                appreciation
                (depreciation) on
                investments                         (7,088,843)      (743,670)        (9,041,063)        (4,222,774)                         (21,096,350)
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
NET ASSETS                                     $   573,600,636  $  87,378,301    $   586,671,639    $  284,282,095       $      --        $ 1,531,932,671
                                                ============== ===============    ===============    ==============      =============     ==============
Class A Shares (500 million, $.001 par
  value shares authorized) (b)
Net Assets                                     $   538,484,842  $  74,021,438    $   433,278,945    $   284,282,095                        $ 1,330,067,320
Shares outstanding                                  43,433,975      7,000,995         30,809,721         21,404,884       4,610,372 (c)       107,259,947
Net asset value, offering price and
redemption price per share                     $         12.40  $       10.57    $         14.06    $         13.28                       $         12.40
                                               ===============  ===============    ===============    ==============    ============      ===============
Maximum offering price per share
(net asset value plus maximum sales
charge)                                        $         12.40  $       11.07    $         14.73                                          $         12.98
                                               ===============  ===============    ===============    ==============    ============      ===============

Class B Shares (500 million, $.001
  par value shares authorized)
  Net Assets                                                    $   2,488,214     $    94,585,171                                         $    97,073,385
  Shares outstanding                                                  235,360           6,714,459                           880,381 (c)         7,830,200
  Net asset value, offering price and
  redemption price per share                                    $       10.57     $         14.09                                         $         12.40
                                               ================ ===============    ===============   ===============    ============      ===============

Class C Shares (500 million, $.001 par
  value shares authorized)
  Net Assets                                                     $  8,833,042     $    39,030,280                                         $   47,863,322
  Shares outstanding                                                  834,740           2,780,181                           245,183 (c)        3,860,104
  Net asset value, offering price and
   redemption price per share                                    $      10.58     $         14.04                                         $        12.40
                                                ===============  ===============   ===============   ===============    ============      ==============

Class I Shares (500 million, $.001
  par value shares authorized) (b)
Net Assets                                      $   35,115,794   $    2,035,607   $    19,777,243                                         $   56,928,644
Shares outstanding                                   2,832,734          192,724         1,407,253                          158,658 (c)         4,591,369
Net asset value, offering price and
  redemption price per share                    $        12.40   $        10.56   $         14.05                                         $        12.40
                                                ================ ===============  ================   ===============    ===========       ==============

* Investments at cost
    Unaffiliated issuers                        $   763,690,064  $  111,553,035   $    807,334,249   $ 390,740,677                        $2,073,318,025
    Affiliated issuers                               86,616,659      27,837,518         38,623,177      41,105,608                           194,182,962

(a) Includes expenses incurred as a result of the merger.

(b) Reflects redesignation of Dreyfus Intermediate Term Income Fund Investor Shares to Class A Shares and Institutional Shares to
    Class I Shares.

(c) Reflects adjustment of shares as a result of the Exchange.

                                                                                See notes to pro forma financial statements.

Pro Forma Statement of Operations
For the Twelve Months Ended September 30, 2007 (Unaudited)

                                                                Dreyfus         Dreyfus
                                                              Intermediate     Premier
                                                                 Term           Managed      Dreyfus       Dreyfus A                     Pro Forma
                                                                Income          Income       Premier         Bond                         Combined
                                                                Fund            Fund        Core Bond      Plus, Inc.      Adjustments    (Note 1)
                                                            --------------  ------------ -------------  --------------  -------------- -------------
INVESTMENT INCOME:

INCOME:    Interest Income                                  $ 31,416,543    $ 3,367,031   $37,012,268   $ 16,102,907                   $  87,898,749
           Dividends                                             152,200         80,151       188,847        618,920                       1,040,118
           Securities lending income                              76,954         14,272        42,534         34,616                         168,376
                                                            --------------  ------------ -------------  --------------  -------------- --------------
             Total Income                                     31,645,697      3,461,454    37,243,649     16,756,443                      89,107,243
                                                            --------------  ------------ -------------  --------------  -------------- --------------

EXPENSES:  Management fee                                   $  2,407,911    $   420,241   $ 3,698,141   $  1,938,292   $ (1,738,932)(a) $  6,725,653
           Shareholder servicing costs                         1,987,228                    2,422,765        629,004        536,757 (b)    5,575,754
           Professional fees                                      54,053                       66,872         53,004        (75,000)(a)       98,929
           Prospectus and shareholders' reports                   45,650                       58,715         42,604        (15,000)(a)      131,969
           Custodian fees                                        166,627                      188,174         56,697        (50,000)(a)      361,498
           Directors' fees and expenses                            7,909                       78,870         15,584        (60,000)(a)       42,363
           Registration fees                                      37,787                       68,495         37,429        (25,000)(a)      118,711
           Interest                                                                             6,907                                          6,907
           Distribution and service fees                                        188,932     1,027,205                                      1,216,137
           Loan commitment fees                                                     844                                        (844)(a)            -
           Merger cost                                                                -              -              -                              -
           Miscellaneous                                          44,748                       165,248         57,166                        267,162
                                                            --------------  ------------ -------------  --------------  -------------- --------------
                Total Expenses                                 4,751,913        610,017      7,781,392      2,829,780    (1,428,019)      14,545,083
                                                            --------------  ------------ -------------  --------------  -------------- --------------

           Less- reduction in management fee due to
           undertaking                                          (586,776)                     (723,514)                      237,936      (1,072,354)
                                                            --------------  ------------ -------------  --------------  -------------- --------------
                Net Expenses                                   4,165,137        610,017      7,057,878      2,829,780     (1,190,083)     13,472,729
                                                                                                                                   -
                                                            --------------  ------------ -------------  --------------  -------------- --------------
INVESTMENT GAIN                                               27,480,560      2,851,437     30,185,771     13,926,663      1,190,083      75,634,514
                                                            --------------  ------------ -------------  --------------  -------------- --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

            Net realized gain (loss) on investments and
               foreign currency  transactions                $  2,460,530    $   535,481    $ 1,507,249   $ (2,239,627)                 $    2,263,633
            Net realized gain (loss) on forward currency
               exchange contracts                                (591,903)       (70,953)      (747,773)        87,615                     (1,323,014)
            Net realized gain (loss) on financial futures      (1,931,470)      (177,608)    (1,157,908)    (1,013,480)                    (4,280,466)
            Net realized gain (loss) on options transactions       10,322          4,420           (364)      (106,988)                       (92,610)
            Net realized gain (loss) on swap transactions      (2,419,831)      (157,119)    (2,393,828)      (971,553)                    (5,942,331)
                                                            --------------  -------------  -------------  -------------                ---------------
                     Net Realized Gain (Loss)                  (2,472,352)       134,221     (2,792,624)    (4,244,033)                    (9,374,788)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

            Net unrealized appreciation (depreciation) on
               investments, foreign currency transactions,
               option transactions, and swap transactions
               (including $1,642,649 net unrealized
                appreciation on financial futures)             (4,201,364)       (17,895)    (5,770,332)    (2,742,836)                   (12,732,427)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (6,673,716)       116,326     (8,562,956)    (6,986,869)                   (22,107,215)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $ 20,806,844    $ 2,967,763    $21,622,815    $ 6,939,794    $ 1,190,083      53,527,299
                                                            ==============  ============   =============  ==============  ============ ===============

(a)  Reflects the anticipated savings as a result of the Merger.
(b)  Reflects an anticipated expense increase as a result of the Merger.

                                                          See notes to pro forma financial statements.

Dreyfus Intermediate Term Income Fund

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At meetings of the Boards held on October 18, 2007, October 25, 2007, November 6, 2007 and November 7, 2007, the Boards of Directors/Trustees of Dreyfus Investment Grade Funds, Inc., on behalf of Dreyfus Intermediate Term Income Fund (the "Acquiring Fund"), The Dreyfus/Laurels Funds Trust, on behalf of Dreyfus Premier Managed Income Fund, Dreyfus Premier Fixed Income Funds, on behalf of Dreyfus Premier Core Bond Fund, and Dreyfus A Bonds Plus, Inc. (collectively, the "Funds"), respectively, each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the respective Fund's shareholders, each Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A, Class B, Class C and Class I shares of the Acquiring Fund (Class A shares only with respect to Dreyfus A Bonds Plus, Inc.) equal in value to the assets less liabilities of the Fund (the "Exchange"). The Acquiring Fund shares will then be distributed to the respective Fund's shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive shares of the corresponding class of shares of the Acquiring Fund in the Exchange with holders of shares of Dreyfus A Bonds Plus, Inc. receiving Class A shares of the Acquiring Fund. The Acquiring Fund will redesignate Investor shares to Class A shares and Institutional shares to Class I shares, will create Class B and Class C shares and will change its name to Dreyfus Premier Intermediate Term Income Fund prior to the Exchange. If the Exchange is consummated only for Dreyfus A Bonds Plus, Inc., holders of shares of Dreyfus A Bonds Plus, Inc. will receive Investor shares of the Acquiring Fund and the Acquiring Fund will not change its name.

          Each Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Funds on September 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Funds for the twelve months ended September 30, 2007. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year end is July 31 for the Acquiring Fund, December 31 for Dreyfus Premier Managed Income Fund, October 31 for Dreyfus Premier Core Bond Fund and March 31 for Dreyfus A Bonds Plus. Inc.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds and the Acquiring Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange, occurred on September 30, 2007. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the relevant Exchange, the Acquiring Fund will be the accounting survivor.

          All costs with respect to each Exchange will be borne by the respective Fund.

          The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities (excluding short-term investments other than U.S. Treasury Bills, options and financial futures) are valued each business day by an independent pricing service ("Service") approved by the respective fund's Board members. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Financial futures and options are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issued was calculated by dividing the net assets of the respective Fund's Class A, Class B, Class C and Class I shares (fund shares only in the case of Dreyfus A Bonds Plus, Inc.) on September 30, 2007 by the net asset value per share of Class A, Class B, Class C and Class I shares of the Acquiring Fund (Class A shares of the Acquiring Fund only in the case of Dreyfus A Bonds Plus, Inc.) on September 30, 2007.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the respective Exchange had taken place on October 1, 2006. Each Fund will bear the expense of the respective Exchange.

NOTE 5 — Federal Income Taxes:

          Each fund has qualified as a "regulated investment company" under the Internal Revenue Code. After the relevant Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

DREYFUS PREMIER CORE BOND FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Premier Core Bond Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests at least 80% of its assets in fixed-income securities. The Acquiring Fund has a generally better performance record and is expected to have a lower total expense ratio than the Fund. The Fund is a series of Dreyfus Premier Fixed Income Funds (the "Trust"). The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has the same investment objective and substantially similar investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a fund that has a generally better performance record and is expected to have a lower total expense ratio than the Fund. Management also believes that the reorganization should enable shareholders of the Fund to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Trust's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a fund that has a generally better performance record and is expected to have a lower total expense ratio than the Fund. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

          Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611.

Sincerely, J. David Officer President

December 21, 2007

TRANSFER OF THE ASSETS OF
DREYFUS PREMIER CORE BOND FUND
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS PREMIER CORE BOND FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about April 3, 2008 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Premier Core Bond Fund (the "Fund"), a series of Dreyfus Premier Fixed Income Funds (the "Trust"). You will receive Class A, Class B, Class C or Class I shares of the Acquiring Fund corresponding to your Class A, Class B, Class C or Class I shares of the Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and will be terminated as a series of the Trust.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Trust's Board believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a generally better performance record and is expected to have a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Each fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, each fund normally invests at least 80% of its assets in fixed-income securities, which, in the case of the Acquiring Fund, are rated investment grade or the unrated equivalent as determined by Dreyfus. These securities generally include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), and foreign bonds. The Fund may invest up to 35% and the Acquiring Fund may invest up 20% of their respective assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. The Fund may invest up to 35% and the Acquiring Fund may invest up to 30% of their respective assets in fixed-income securities of foreign issuers, including those of emerging market issuers. The Fund typically can be expected to have an average effective portfolio maturity of between 5 and 10 years and an effective portfolio duration between 3.5 and 6 years, but the Fund may invest without regard to maturity or duration. The Acquiring Fund is required to generally maintain an average effective portfolio maturity of between 5 and 10 years and can be expected to have an effective portfolio duration between 3 and 8 years. The Fund and the Acquiring Fund may invest in individual securities of any maturity. As of September 30, 2007, the average effective maturity of the Fund's portfolio and the Acquiring Fund's portfolio was 6.48 years and 6.44 years, respectively. The average effective duration of the Fund's portfolio and the Acquiring Fund's portfolio as of such date was 4.98 years and 4.93 years, respectively. The primary portfolio manager of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different. Dreyfus is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of each fund's investments. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution will be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. In addition, if you hold Class A shares, you also will have the ability to write redemption checks against your account through the Checkwriting Privilege.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. The Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets, and the Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.45% of the value of the Acquiring Fund's average daily net assets. Dreyfus has contractually agreed, as to the Fund, to waive receipt of its fees and/or assume the expenses of the Fund, until at least September 30, 2008, so that the total annual operating expenses of none of the Fund's classes of shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.725%. Dreyfus also has contractually agreed, as to the Acquiring Fund, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund, until at least March 31, 2009, so that the total annual operating expenses of the Acquiring Fund's Class A and Class I shares (excluding shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. It currently is anticipated that each class of shares of the Acquiring Fund will have a lower total expense ratio than the corresponding class of shares of the Fund based on expenses of the funds, as of July 31, 2007.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization. Any subsequent investment in the Acquiring Fund will be subject to any applicable sales charges and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the reorganization will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund (calculated from the date of original purchase of Fund shares).

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Because of the anticipated benefits to shareholders of the Fund as a result of the reorganization, expenses relating to the proposed reorganization will be borne by the Fund.

HOW DOES THE BOARD OF TRUSTEES OF THE TRUST RECOMMEND I VOTE?

The Trust's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has the same investment objective and substantially similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue substantially similar investment goals in a fund that has a generally better performance record and is expected to have a lower total expense ratio (after fee waivers and expense reimbursements) than the Fund. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Trust's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. These voting methods will save the Fund money because the Fund would not have to pay for return-mail postage. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PREMIER CORE BOND FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Premier Core Bond Fund (the "Fund"), a series of Dreyfus Premier Fixed Income Funds (the "Trust"), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, on Wednesday, February 27, 2008, at 9:30 a.m., for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class B, Class C and Class I shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B, Class C and Class I shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 21, 2007 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
December 21, 2007

                                                                            WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS PREMIER CORE BOND FUND
(A Series of Dreyfus Premier Fixed Income Funds)

To and in Exchange for Class A, Class B, Class C and Class I Shares of

DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
(A Series of Dreyfus Investment Grade Funds, Inc.)

_________________

PROSPECTUS/PROXY STATEMENT
December 17, 2007

_________________

Special Meeting of Shareholders
To Be Held on Wednesday, February 27, 2008

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Premier Fixed Income Funds (the "Trust"), on behalf of Dreyfus Premier Core Bond Fund (the "Fund"), to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Wednesday, February 27, 2008, at 9:30 a.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 8th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 21, 2007 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class B, Class C or Class I shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class B, Class C or Class I Fund shares, respectively, as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December 17, 2007, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have the same investment objective and substantially similar investment management policies. The Fund and the Acquiring Fund each invest primarily in fixed-income securities and have the same primary portfolio manager. However, the investment practices and limitations of each fund (and the related risks) are not identical. The Acquiring Fund is a series of Dreyfus Investment Grade Funds, Inc. (the "Company"). To help facilitate the Reorganization, the Acquiring Fund plans to change its multi-class structure by designating its current Investor shares and Institutional shares as Class A shares and Class I shares, respectively, and creating Class B and Class C share classes. In addition, the Acquiring Fund intends to change its name from Dreyfus Intermediate Term Income Fund to Dreyfus Premier Intermediate Term Income Fund. A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated December 3, 2007 and Annual Report for its fiscal year ended July 31, 2007 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended October 31, 2006 and its Semi-Annual Report for the six-month period ended April 30, 2007, please call your financial adviser, call 1-800-554-4611, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

          Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B, Class C and Class I shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2007, the following numbers of Fund shares were issued and outstanding:

Class A Shares Outstanding 31,062,657.871	Class B Shares Outstanding 5,997,485.243	Class C Shares Outstanding 2,742,761.687	Class I Shares Outstanding 1,399,030.342

          Proxy materials will be mailed to shareholders of record on or about December 28, 2007.

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization	A-1

Exhibit B: Pro Forma Fees and Expenses	B-1

Exhibit C: Description of the Company's Board Members	C-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

          Proposed Transaction. The Trust's Board, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B, Class C and Class I shareholder of the Fund will receive a pro rata distribution of the Acquiring Fund's Class A, Class B, Class C and Class I shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge ("CDSC") will be imposed at the time of the Reorganization. Any subsequent investment in the Acquiring Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the Reorganization will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of Fund shares.

          The Trust's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

          Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards. See "Information about the Reorganization—Federal Income Tax Consequences."

          Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Each fund seeks to maximize total return, consisting of capital appreciation and current income.

          To pursue its goal, the Fund normally invests at least 80% of its assets in bonds. These securities include U.S. government bonds and notes, corporate bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities, inflation-indexed bonds, and bonds of foreign issuers. The Fund also may own warrants and common stock acquired in "units" with bonds. The Fund has the flexibility to shift its investment focus among different fixed-income securities, based on market conditions and other factors. In choosing market sectors and securities for investment, the Fund's portfolio manager reviews the issuer's financial strength, and the current state and long-term outlook of the industry or sector. Current and forecasted interest rate and liquidity conditions also are important factors in this regard.

          To pursue its goal, the Acquiring Fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), and foreign bonds. The Acquiring Fund also may invest in collateralized debt obligations, which include collateralized loan obligations and other similarly structured securities. The Acquiring Fund's portfolio manager buys and sells fixed-income securities based on credit quality, financial outlook and yield potential. Fixed-income securities with deteriorating credit quality are potential sell candidates, while those offering higher yields are potential buy candidates.

          Generally, the Fund seeks to maintain a portfolio with an investment grade average credit quality. However, the Fund may invest up to 35% of its assets in fixed-income securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.

          The Fund may invest up to 35% of its assets in dollar-denominated and non-dollar-denominated securities of foreign issuers, including those of issuers in emerging markets. The Acquiring Fund focuses primarily on U.S. securities, but may invest up to 30% of its assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.

          The Fund typically can be expected to have an average effective portfolio maturity of between 5 and 10 years and an effective portfolio duration between 3.5 and 6 years, but the Fund may invest without regard to maturity. The Acquiring Fund is required to generally maintain an average effective portfolio maturity of between 5 and 10 years and can be expected to have an effective portfolio duration between 3 and 8 years. The Fund and the Acquiring Fund may invest in individual securities of any maturity. As of September 30, 2007, the average effective maturity of the Fund's portfolio and the Acquiring Fund's portfolio was 6.48 years and 6.44 years, respectively. The average effective duration of the Fund's portfolio and the Acquiring Fund's portfolio as of such date was 4.98 years and 4.93 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The primary portfolio manager of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different.

          Each fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund's portfolio, or as part of a hedging strategy. Each fund may enter into swap agreements, such as credit default swaps, which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. To enhance current income, each fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Each fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today. Each fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          Each fund is a "diversified" fund, which means that neither fund will, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

          For more information on either the Fund's or the Acquiring Fund's investment management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Company and Fund[s]" in the relevant Statement of Additional Information.

          The Fund is a series of the Trust, which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a series of the Company, which is a corporation organized under the laws of the State of Maryland. See "Certain Organizational Differences Between the Trust and the Company" below.

          Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are substantially similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, sometimes dramatically, which means you could lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, a fund's share price. The longer the effective maturity and duration of a fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the funds might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in investment grade bonds, the Fund and the Acquiring Fund may invest to a limited extent in high yield ("junk") bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

•	Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce a fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of certain mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.

•	Derivatives risk. In addition to investing in mortgage-related and asset-backed securities, each fund may use derivative instruments such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms. Credit default swaps and similar instruments involve greater risks than if the fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks.

Additionally, some derivatives the funds may use may involve economic leverage, which could increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. Each fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

•	Foreign investment risk. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies.

•	Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. In the case of U.S. Treasury inflation-indexed bonds, the U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, a fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

•	Short sale risk. Each fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

•	Leveraging risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts, and engaging in forward commitment transactions, may magnify the fund's gains or losses.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

          The Fund and the Acquiring Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the respective fund's after-tax performance. A fund's forward roll transactions will increase its portfolio turnover rate.

          Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

          Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          An investment in a fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          See "Main Risks" in the relevant Prospectus and "Description of the Company and Fund[s]" in the relevant Statement of Additional Information for a more complete description of investment risks.

           Sales Charges. The schedules of sales charges imposed at the time of purchase of Class A shares of the Fund and the Acquiring Fund are identical. The maximum sales charge imposed on the purchase of Class A shares of the Fund and the Acquiring Fund is 4.50%. In addition, Fund and Acquiring Fund Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are subject to the same 1.00% CDSC. The CDSCs imposed at the time of redemption on Class B and Class C shares for the Fund and the Acquiring Fund are identical. See in the relevant Prospectus "Shareholder Guide" for a discussion of sales charges and the CDSC. No sales charge or CDSC will be imposed at the time of the Reorganization. Shares of the Fund and the Acquiring Fund currently are not subject to any exchange or redemption fees.

          Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2007, and are adjusted for the Fund to include estimated costs of the Reorganization totaling $110,000. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and accruals of the Fund and the Acquiring Fund, as of July 31, 2007, as adjusted showing the effect of the Reorganization had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

          The management fee payable to Dreyfus by the Fund (0.60%) is higher than that payable by the Acquiring Fund (0.45%). Dreyfus has contractually agreed, as to the Fund, to waive receipt of its fees and/or assume the expenses of the Fund, until at least September 30, 2008, so that the total annual operating expenses of none of the Fund's classes of shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses (which include the expenses of the Reorganization)) exceed 0.725%. Dreyfus also has contractually agreed, as to the Acquiring Fund, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund, until at least March 31, 2009, so that the total annual operating expenses of the Acquiring Fund's Class A and Class I shares (excluding shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%. It currently is anticipated that each class of shares of the Acquiring Fund will have a lower total expense ratio than the corresponding class of shares of the Fund based on expenses of the funds, as of July 31, 2007, and the estimated expenses for the Acquiring Fund's Class B and C shares if the Reorganization is consummated.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.60%	.45%	.45%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.25%	.25%	.25%
Other expenses	.26%*	.22%	.20%

Total	1.11%	.92%	.90%
Fee waiver and/or
expense reimbursement	(.11)%	(.12)%	(.10)%

Net operating expenses	1.00%	.80%	.80%

	Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.60%	.45%	.45%
Rule 12b-1 fee	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.23%*	.17%**	.17%**

Total	1.58%	1.37%	1.37%
Fee waiver and/or
expense reimbursement	(.08)%	N/A	N/A

Net operating expenses	1.50%	1.37%	1.37%

	Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.60%	.45%	.45%
Rule 12b-1 fee	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.24%*	.18%**	.18%**

Total	1.84%	1.63%	1.63%
Fee waiver and/or
expense reimbursement	(.09)%	N/A	N/A

Net operating expenses	1.75%	1.63%	1.63%

	Fund Class I	Acquiring Fund Class I	Pro Forma After Reorganization Acquiring Fund Class I
Management fees	.60%	.45%	.45%
Rule 12b-1 fee	none	none	none
Shareholder services fee	none	none	none
Other expenses	.19%*	.09%	.08%

Total	.79%	.54%	.53%
Fee waiver and/or
expense reimbursement	(.00)%	(.00)%	(.00)%

Net operating expenses	.75%	.54%	.53%

_________________

*	"Other expenses" for the Fund reflect the costs of the Reorganization, which are estimated to be $110,000 or .02% of the Fund's average daily net assets.
**	"Other expenses" for the Acquiring Fund's Class B and Class C shares are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

Expense example

          This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. This example is based on net operating expenses, which reflect, for the applicable years, the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

		Fund
	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares
1 Year	$547	$553/$153	$278/$178	$77
3 Years	$777	$791/$491	$570/$570	$248
5 Years	$1,024	$1,053/$853	$987/$987	$435
10 Years	$1,731	$1,631**/$1,631**	$2,151/$2,151	$974

		Acquiring Fund
	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares
1 Year	$528	$539/$139	$266/$166	$55
3 Years	$719	$734/$434	$514/$514	$173
5 Years	$925	$950/$750	$887/$887	$302
10 Years	$1,520	$1,411**/$1,411**	$1,933/$1,933	$677

		Pro Forma After Reorganization Acquiring Fund
	Class A Shares	Class B Shares*	Class C Shares*	Class I Shares
1 Year	$528	$539/$139	$266/$166	$54
3 Years	$715	$734/$434	$514/$514	$170
5 Years	$917	$950/$750	$887/$887	$296
10 Years	$1,499	$1,400**/$1,400**	$1,933/$1,933	$665

_________________

*	With redemption/without redemption.
**	Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

          Shareholders of two other funds advised by Dreyfus—Dreyfus A Bonds Plus, Inc. and Dreyfus Premier Managed Income Fund (together, the "Proposed Acquired Funds")—also are being asked in separate proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of each such Proposed Acquired Fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganization of the respective Proposed Acquired Fund. Set forth in Exhibit B is information with respect to the fees and expenses of the funds, including the total annual operating expenses of the Acquiring Fund assuming that shareholders of the Fund and of the Proposed Acquired Funds approve the reorganization of their respective fund into the Acquiring Fund.

          Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year and the bar chart for the Fund shows the changes in the performance of the Fund's Class A shares from year to year. Sales loads are not reflected in the bar charts; if they were, the returns shown would have been lower. The table for the Acquiring Fund compares the average annual total returns of each of the Acquiring Fund's share classes to those of the Lehman Brothers U.S. Aggregate Index, a widely recognized, unmanaged index of U.S. dollar-denominated, investment grade, fixed-rate taxable bond performance. The historical performance of the Acquiring Fund's Class A shares is used to calculate the performance shown for Class B and Class C shares of the Acquiring Fund in the table. Such performance figures have been adjusted to reflect applicable sales charges, but do not reflect applicable class fees and expenses; if these fees and expenses had been reflected, the performance shown for Class B and Class C shares of the Acquiring Fund would have been lower. The table for the Fund compares the average annual total returns of each of the Fund's share classes also to those of the Lehman Brothers U.S. Aggregate Index. The returns in the tables reflect applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund's other share classes due to differences in charges and expenses.

          After-tax performance is shown only for Class A shares. After-tax performance of each fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund--Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+14.62	+7.83	+5.40	+12.34	+6.20	+6.81	+7.57	+4.36	+1.88	+4.89
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '97	+5.40%
Worst Quarter:	Q2 '04	-3.25%

The year-to-date total return of the Acquiring Fund's Class A shares as of 9/30/07 was 2.62%.

Acquiring Fund
Average annual total returns as of 12/31/06

Share class	1 Year	5 Years	10 Years
Class A
returns before taxes	0.18%	4.12%	6.64%
Class A
returns after taxes
on distributions	-1.47%	2.22%	3.95%
Class A
returns after taxes
on distributions and
sale of fund shares	0.09%	2.38%	4.00%
Class B*
returns before taxes	0.89%	4.76%	7.13%**
Class C*
returns before taxes	3.89%	5.09%	7.13%
Class I
returns before taxes	5.20%	5.38%	5.10%†
Lehman Brothers U.S. Aggregate Index
reflects no deduction for
fees, expenses or taxes	4.33%	5.06%	6.24%††

*	Based on the performance of Class A shares, adjusted to reflect applicable sales charges
**	Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.
†	Since inception on 5/31/01.
††	Reflects 10 year period. For the period 5/31/01 through 12/31/06, the average annual total return of the Lehman Brothers U.S. Aggregate Index was 5.45%.

Fund-- Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+11.17	+4.33	+4.92	+9.13	+5.69	+5.89	+7.32	+3.86	+1.60	+4.90
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '97	+4.61%
Worst Quarter:	Q2 '04	-3.36%

The year-to-date total return of the Fund's Class A shares as of 9/30/07 was 2.19%.

Fund
Average annual total returns as of 12/31/06

Share class	1 Year	5 Years	10 Years
Class A	0.21%	3.73%	5.36%
returns before taxes
Class A
returns after taxes
on distributions	-1.42%	2.03%	3.09%
Class A
returns after taxes
on distributions and
sale of fund shares	0.11%	2.17%	3.15%
Class B
returns before taxes	0.31%	3.86%	5.12%*
Class C
returns before taxes	3.06%	3.96%	4.74%*
Class I
returns before taxes	5.10%	5.05%	5.86%*
Lehman Brothers U.S. Aggregate Index
reflects no deduction for
fees, expenses or taxes	4.33%	5.06%	6.24%**

*	Since inception on 3/1/00.
**	Reflects 10 year period. For the period 3/1/00 through 12/31/06, the average annual total return of the Lehman Brothers U.S. Aggregate Index was 6.48%.

           Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $247 billion in approximately 180 mutual fund portfolios. A discussion regarding the basis for the Company's Board approving the Acquiring Fund's management agreement with Dreyfus is available in the Acquiring Fund's Annual Report for its fiscal year ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation ("BNY Mellon"), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

          Primary Portfolio Manager. Kent Wosepka is each fund's primary portfolio manager. Mr. Wosepka has served in this capacity for the Fund since April 2006 and for the Acquiring Fund since January 2005. He has been employed by Dreyfus since September 2001. Mr.Wosepka also is a senior portfolio manager for active core strategies with Standish Mellon Asset Management Company, LLC ("Standish Mellon"), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Wosepka joined Standish Mellon in 1998.

          Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Trust and the Company, and Clifford L. Alexander, Jr. and David W. Burke, who are both Board members of the Trust and the Company, the Trust and the Company have different Board members. None of the Board members of the Trust or the Company is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Company's Board members, see Exhibit C.

          Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization. Each fund has classified its shares into four classes — Class A, Class B, Class C and Class I. Class B and Class C shares of the Acquiring Fund are new and have been authorized by the Company's Board to be issued to Fund shareholders in connection with the Reorganization. The following table sets forth, as of September 30, 2007, (1) the capitalization of each class of the Fund's shares*, (2) the capitalization of each class of the Acquiring Fund's shares and (3) the pro forma capitalization of each class of the Acquiring Fund's shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund Class A	Acquiring Fund Class A	Adjustments Class A	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$433,278,945	$538,484,842		$971,763,787
Net asset value per share	$14.06	$12.40		$12.40
Shares outstanding	30,809,721	43,433,975	4,124,527	78,368,223

	Fund Class B	Acquiring Fund Class B	Adjustments Class B	Pro Forma After Reorganization Acquiring Fund Class B
Total net assets	$94,585,171	$0		$94,585,171
Net asset value per share	$14.09	N/A		$12.40
Shares outstanding	6,714,459	None	915,115	7,629,574

	Fund Class C	Acquiring Fund Class C	Adjustments Class C	Pro Forma After Reorganization Acquiring Fund Class C
Total net assets	$39,030,280	$0		$39,030,280
Net asset value per share	$14.04	N/A		$12.40
Shares outstanding	2,780,181	None	367,701	3,147,882

	Fund Class I	Acquiring Fund Class I	Adjustments Class I	Pro Forma After Reorganization Acquiring Fund Class I
Total net assets	$19,777,243	$35,115,794		$54,893,037
Net asset value per share	$14.05	$12.40		$12.40
Shares outstanding	1,407,253	2,832,734	187,255	4,427,242

_________________

*	Reflects the estimated costs of the Reorganization to be paid by the Fund.

          The Acquiring Fund's total net assets (attributable to Class A and Class I shares) and the Fund's total net assets (attributable to Class A, Class B, Class C and Class I shares), as of September 30, 2007, were approximately $573.6 million and $586.7 million, respectively. The Acquiring Fund currently does not offer Class B or Class C shares. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of a fund will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices. Shareholders of the Proposed Acquired Funds also are being asked in proxy materials directed to them to approve a separate Agreement and Plan of Reorganization providing for the transfer of all of such funds' assets, subject to liabilities, to the Acquiring Fund in exchange for Acquiring Fund shares. As of September 30, 2007, the Proposed Acquired Funds had total aggregate net assets of approximately $371.7 million. The reorganizations of the Proposed Acquired Funds, if approved by their shareholders, are scheduled to close before the closing of the Fund's Reorganization. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganizations of those funds.

          Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. See "Shareholder Guide — Buying shares," "Services for Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

          Distribution Plan. Class B and Class C shares of the Fund and the Acquiring Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the respective Rule 12b-1 Plan, the Fund and the Acquiring Fund each pay MBSC Securities Corporation ("MBSC") (formerly, Dreyfus Service Corporation), their distributor, a fee at an annual rate of 0.50% of the value of the average daily net assets of Class B shares and 0.75% of the value of the average daily net assets of Class C shares (there is no Rule 12b-1 Plan fee for Class A or Class I shares of each fund) to finance the sale and distribution of such shares. Because the Rule 12b-1 Plan fees are paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time they will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. See "Distribution and Servicing Arrangements—Distribution Plan" in the Acquiring Fund's Statement of Additional Information and "Distribution Plan and Shareholder Services Plan — Distribution Plan" in the Fund's Statement of Additional Information for a discussion of the Rule 12b-1 Plan.

          Shareholder Services Plan. Class A, Class B and Class C shares of the Fund and the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Fund and the Acquiring Fund each pay MBSC a fee at an annual rate of 0.25% of the value of the average daily net assets of the relevant class for providing shareholder services (there is no Shareholder Services Plan fee for Class I shares of each fund). See "Distribution and Servicing Arrangements—Shareholder Services Plan" in the Acquiring Fund's Statement of Additional Information and "Distribution Plan and Shareholder Services Plan—Shareholder Services Plan" in the Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

          Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. See "Shareholder Guide—Selling shares," "Instructions for Regular Accounts" and "Instructions for IRAs" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions. The Fund normally declares dividends daily and pays dividends monthly. The Acquiring Fund normally declares and pays dividends monthly. Otherwise, the dividends and distributions policies of the Fund and the Acquiring Fund are the same. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

          Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

          Certain Organizational Differences Between the Trust and the Company. The Acquiring Fund is a series of the Company, which is a Maryland corporation, and the rights of its shareholders are governed by the Company's Articles of Incorporation (the "Charter"), the Company's By-Laws and the Maryland General Corporation Law (the "Maryland Code"). The Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust's Agreement and Declaration of Trust (the "Trust Agreement"), the Trust's By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

          Shareholder Meetings and Voting Rights. Generally, neither the Acquiring Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Fund, or a majority, in the case of the Acquiring Fund, of the respective fund's outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by the shareholders.

          Shares of the Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the Fund's shares entitled to vote shall constitute a quorum for the transaction of business at a Fund shareholders' meeting. The Company's Charter provides that 33-1/3% of the Acquiring Fund's shares entitled to vote shall constitute a quorum for the transaction of business at an Acquiring Fund's stockholders' meeting. Matters requiring a larger vote by law or under the organizational documents for the Company or the Trust are not affected by such quorum requirements.

          Shareholder Liability. Under the Maryland Code, Acquiring Fund stockholders have no personal liability as such for the Acquiring Fund's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Fund, or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a Fund shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Fund considers the risk of a Fund shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Fund, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

          Liability and Indemnification of Board Members. Under the Maryland Code, the Charter and By-Laws of the Company, and subject to the 1940 Act, a Director or officer of the Company is not liable to the Acquiring Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Acquiring Fund except where the individual is adjudged liable to the Acquiring Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Acquiring Fund is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

          Under Massachusetts law, the Trust Agreement and By-Laws of the Trust, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Fund may be indemnified to the same extent as Trustees.

          Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

* * * * * * * * * *

          The foregoing is only a summary of certain differences between the Acquiring Fund, the Company's Charter and By-Laws and the Maryland Code, and the Fund, the Trust's Trust Agreement and By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company's Charter and By-Laws or the Trust's Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATION

          After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and investment management policies and that would otherwise benefit fund shareholders, management recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund. The Trust's Board and the Company's Board have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Trust's Board believes that the Reorganization will permit Fund shareholders to pursue substantially similar investment goals in a fund with a generally better performance record, without diluting such shareholders' interests. In addition, each class of shares of the Acquiring Fund is expected to have a lower total expense ratio (after fee waivers and expense reimbursements) than the corresponding class of Fund shares. As of September 30, 2007, the Fund had net assets of approximately $586.7 million and the Acquiring Fund had net assets of approximately $573.6 million. If the Reorganization of the Fund and the reorganizations of the Proposed Acquired Funds are consummated, the Acquiring Fund would have net assets of approximately $1.5 billion, as of such date. By combining the Fund with the Acquiring Fund, Fund shareholders should benefit from more efficient portfolio management and Dreyfus should be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Company's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) the costs to be incurred by the Fund in connection with the Reorganization.

          For the reasons described above, the Boards of the Trust and the Company, each of which is comprised entirely of Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

          Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on April 3, 2008 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class A, Class B, Class C and Class I shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Shareholder Guide—Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward). Any such distributions will be taxable to Fund shareholders.

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A, Class B, Class C and Class I shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class A, Class B, Class C and Class I shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and Acquiring Fund shares distributed to the Fund's shareholders of record will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $110,000, which will be borne by the Fund. In addition to use of the mails, proxies may be solicited personally or by telephone, and the Fund may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Trust's Board. The cost of any such outside solicitation firm is estimated to be approximately $41,000, which amount is included in the estimated total expenses of the Reorganization listed above.

          If the Reorganization is not approved by Fund shareholders, the Trust's Board will consider other appropriate courses of action with respect to the Fund.

          Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

          Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class A, Class B, Class C and Class I shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class I shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A, Class B, Class C and Class I shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class I shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class I shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A, Class B, Class C and Class I shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Class A, Class B, Class C and Class I shares for Acquiring Fund Class A, Class B, Class C and Class I shares , respectively, pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A, Class B, Class C and Class I shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A, Class B, Class C and Class I shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Trust's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE TRUST'S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD
MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
"FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

          Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 33-48926). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-7172).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          With respect to Dreyfus individual retirement accounts ("IRAs"), the Individual Retirement Custodial Account Agreement governing the IRAs requires The Dreyfus Trust Company ("DTC"), as the custodian of the IRAs, to vote Fund shares held in such IRAs in accordance with the IRA shareholder's instructions. However, if no voting instructions are received, DTC may vote Fund shares held in the IRA in the same proportions as the Fund shares for which voting instructions are received from other Dreyfus IRA shareholders. Therefore, if an IRA shareholder does not provide voting instructions prior to the Meeting, DTC will vote the IRA shares "FOR", "AGAINST" or "ABSTAIN" in the same proportions as it votes the shares for which properly conveyed instructions are timely received from other Dreyfus IRA shareholders.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the Fund's outstanding shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of October 31, 2007, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Class A City National Bank Investment Operations 555 South Flower Street, 10th Floor Los Angeles, CA 90071-2300	10.4344%	4.6109%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	9.799%	9.0014%

The Vanguard Fiduciary Trust Co. Attn: Outside Funds P.O. Box 2600 Valley Forge, PA 19482-2600	6.8245%	3.0157%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.7435%	2.9796%

Merrill Lynch, Pierce, Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	5.9714%	2.6387%

Class B National Financial Services 82 Devonshire Street Boston, MA 02109-3605	20.9346%	20.9346%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	11.6803%	11.6803%

Merrill Lynch, Pierce, Fenner & Smith 4800 Dear Lake Drive East Jacksonville, FL 32246-6484	9.9124%	9.9124%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060	6.0743%	6.0743%

Citigroup Global Markets Inc. 333 West 34th Street, 3rd Floor New York, NY 10001-2402	5.2571%	5.2571%

Class C Merrill Lynch, Pierce, Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	22.7149%	22.7149%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	12.7494%	12.7494%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	7.3023%	7.3023%

First Clearing, LLC 10750 Wheat First Drive Glen Allen, VA 23060	6.9963%	6.9963%

Citigroup Global Markets Inc. 333 West 34th Street, 3rd Floor New York, NY 10001-2402	5.9898%	5.9898%

Class I The Bear Stearns Co. Inc. Cash or Deferred Compensation Plan Custodial Trust Co. 101 Carneige Center Princeton, NJ 08540-6231	41.5744%	14.8594%

Mac & Co. For the Benefit of Benchmark Electronics Mutual Fund Operations P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	25.8937%	9.2549%

The Bear Stearns Co. Inc. For the Benefit of Profit Sharing Plan Custodial Trust Co. Effective 5/1/04 115 South Jefferson Road Whippany, NJ 07981-1048	17.6477%	6.3076%

Charles Schwab & Co. Inc. Reinvest Account Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	13.7293%	4.9071%

          As of October 31, 2007, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Shares

Before Reorganization	After Reorganization

Investor Shares Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104-4151	29.519%	16.4745%

Wells Fargo Bank of Minnesota NPF Coordinator Wells Fargo Center 6th & Marquette P.O. Box 9131 Minneapolis, MN 55480	18.2891%	10.2071%

Union Bank of California Select Benefit Omnibus Account P.O. Box 85484 San Diego, CA 92186-5484	10.6142%	5.9237%

National Financial Services 82 Devonshire Street Boston, MA 02109-3605	7.8669%	9.0014%

Institutional Shares SEI Private Trust Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	90.1224%	57.5978%

          As of October 31, 2007, Board members and officers of the Trust and the Company, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for its fiscal year ended October 31, 2006 and the audited financial statements of the Acquiring Fund for its fiscal year ended July 31, 2007 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Trust's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

          Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated as of November 6, 2007 (the "Agreement"), between DREYFUS PREMIER CORE BOND FUND (the "Fund"), a series of DREYFUS PREMIER FIXED INCOME FUNDS (the "Trust"), a Massachusetts business trust, and DREYFUS INTERMEDIATE TERM INCOME FUND (the "Acquiring Fund"), a series of DREYFUS INVESTMENT GRADE FUNDS, INC. (the "Company"), a Maryland corporation.

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class A, Class B, Class C and Class I shares ("Acquiring Fund Shares") of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as a series of the Trust as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

          WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

          WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

          WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

           1.      THE REORGANIZATION.

           1.1     Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

           1.2     The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.3     Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4     The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate as a series of the Trust and distribute pro rata to the Fund's Class A, Class B, Class C and Class I shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), the corresponding class of Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be canceled and Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

           1.6     Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

           1.7     Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8     Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

           2.     VALUATION.

           2.1     The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the "Company's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.2     The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Company's Charter and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.3     The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

           2.4     All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

           3.     CLOSING AND CLOSING DATE.

           3.1     The Closing Date shall be April 3, 2008, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2     The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date.

           3.3     If on the Valuation Date (a)  the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4     The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Trust's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

           4.      REPRESENTATIONS AND WARRANTIES.

           4.1     The Trust, on behalf of the Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

                (a)  The Fund is a duly established and designated series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                (b)  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                (c)  The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d)   The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Agreement and Declaration of Trust, as amended (the "Trust's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound.

                (e)  The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                (g)  The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended October 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                (h)  Since October 31, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                (i)  At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (j)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                (k)  All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                (l)  On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                (m)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (n)  The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

           4.2     The Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

                (a)  The Acquiring Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

                (b)  The Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                (c)  The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                (d)  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                (f)   The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended July 31, 2007 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                (g)  Since July 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                (h)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                (i)   For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                (j)   All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the shares of the Acquiring Fund to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                (k)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                (l)  The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                (m)   No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                (n)   The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE TRUST AND THE COMPANY, ON BEHALF OF THE FUND AND THE ACQUIRING FUND, RESPECTIVELY.

           5.1     The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

           5.2     The Trust will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3     Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4     As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

           5.5     The Trust, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Company, on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6     The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.7     The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

           5.8     As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           6.1     All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2     The Trust shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

           6.3     The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust's name by the Trust's President or Vice President and the Trust's Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1     All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2     The Company shall have delivered to the Fund on the Closing Date a certificate executed in the Company's name by the Company's President or Vice President and the Company's Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act.

           8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4     The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

           8.5     The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

           8.6     The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                (a)   The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

9.	TERMINATION OF AGREEMENT; EXPENSES.

           9.1     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

           9.2     If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Company or the Trust, or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

           9.3     The Fund shall bear the aggregate expenses of the transactions contemplated hereby.

10.	WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Trust or of the Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

11.	MISCELLANEOUS.

           11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

           11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

           11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

           11.4     This Agreement may be amended only by a signed writing between the parties.

           11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Company, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Trust's Declaration of Trust or the Company's Charter, respectively; a copy of the Trust's Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Trust's principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS PREMIER FIXED INCOME FUNDS, on behalf of Dreyfus Premier Core Bond Fund By: /s/ J. David Officer J. David Officer, President

ATTEST: /s/ Jeff Prusnofsky Jeff Prusnofsky, Assistant Secretary

DREYFUS INVESTMENT GRADE FUNDS, INC., on behalf of Dreyfus Intermediate Term Income Fund By: /s/ J. David Officer J. David Officer, President

ATTEST: /s/ Jeff Prusnofsky Jeff Prusnofsky, Assistant Secretary

Exhibit B

PRO FORMA FEES AND EXPENSES

          Shareholders of two other funds advised by Dreyfus—Dreyfus A Bonds Plus, Inc. ("A Bonds") and Dreyfus Premier Managed Income Fund ("Managed Income" and, together with A Bonds, the "Proposed Acquired Funds")—also are being asked in separate proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of each such fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund (Class A shares only of the Acquiring Fund will be exchanged in the A Bonds reorganization). If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of the Proposed Acquired Funds approve the reorganization of the respective Proposed Acquired Fund. The fees and expenses set forth below assume that shareholders of the Fund and of the Proposed Acquired Funds approve the reorganizations of their respective funds into the Acquiring Fund. The fees and expenses set forth below are based on net assets and accruals of the Fund, the Proposed Acquired Funds and the Acquiring Fund, respectively, as of July 31, 2007, and are adjusted for the Fund and the Proposed Acquired Funds to include estimated costs of the reorganizations totaling $300,000. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and accruals of the Fund, the Proposed Acquired Funds and the Acquiring Fund, as of July 31, 2007, as adjusted showing the effect of the reorganizations had they occurred on such date.

Annual Fund Operating Expenses (expenses paid from fund assets)
(percentage of average daily net assets):

	Fund Class A	Managed Income Class A	A Bonds	Acquiring Fund Class A	Pro Forma After Reorganizations Acquiring Fund Class A
Management fees	.60%	.70%	.65%	.45%	.45%
Rule 12b-1 fee	none	.25%	none	none	none
Shareholder
services fee	.25%	none	.07%	.25%	.25%
Other expenses	.26%	.14%	.28%	.22%	.19%

Total	1.11%	1.09%	1.00%	.92%	.89%
Fee waiver and/or
expense reimbursement	(.11)%	N/A	N/A	(.12)%	(.09)%

Net operating expenses	1.00%	1.09%	1.00%	.80%	.80%

	Fund Class B	Managed Income Class B	Acquiring Fund Class B	Pro Forma After Reorganizations Acquiring Fund Class B
Management fees	.60%	.70%	.45%	.45%
Rule 12b-1 fee	.50%	1.00%	.50%	.50%
Shareholder services fee	.25%	none	.25%	.25%
Other expenses	.23%	.14%	.17%*	.17%*

Total	1.58	1.84	1.37	1.37
Fee waiver and/or expense
reimbursement	(.08)%	N/A	N/A	N/A

Net operating expenses	1.50%	1.84%	1.37%	1.37%

	Fund Class C	Managed Income Class C	Acquiring Fund Class C	Pro Forma After Reorganizations Acquiring Fund Class C
Management fees	.60%	.70%	.45%	.45%
Rule 12b-1 fee	.75%	1.00%	.75%	.75%
Shareholder services fee	.25%	none	.25%	.25%
Other expenses	.24%	.14%	.18%*	.17%*

Total	1.84%	1.84%	1.63%	1.62%
Fee waiver and/or expense
reimbursement	(.09)%	N/A	N/A	N/A

Net operating expenses	1.75%	1.84%	1.63%	1.62%

	Fund Class I	Managed Income Class I	Acquiring Fund Class I	Pro Forma After Reorganizations Acquiring Fund Class I
Management fees	.60%	.70%	.45%	.45%
Rule 12b-1 fee	none	none	none	none
Shareholder services fee	none	none	none	none
Other expenses	.19%	.14%	.09%	.08%

Total	.79%	.84%	.54%	.53%
Fee waiver and/or expense
reimbursement	(.0)%	N/A	(.0)%	(.0)%

Net operating expenses	.75%	.84%	.54%	.53%

_________________

*	"Other expenses" for the Acquiring Fund's Class B and Class C shares are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

Expense example

          This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The example shows the reorganizations of the Fund, Managed Income, A Bonds and the Acquiring Fund. The example is based on net operating expenses, which reflect, for the applicable years, the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Class A	1 Year	3 Years	5 Years	10 Years
Fund Class A Shares	$547	$777	$1,024	$1,731
Managed Income Class A
Shares	$556	$781	$1,024	$1,719
A Bonds Shares	$102	$318	$552	$1,225
Acquiring Fund Class A
Shares	$528	$719	$925	$1,520
Pro Forma After
Reorganizations--Acquiring
Fund Class A Shares	$528	$712	$912	$1,489

Class B*	1 Year	3 Years	5 Years	10 Years
Fund Class B Shares	$553/$153	$791/$491	$1,053/$853	$1,631**/$1,631**
Managed Income Class B
Shares	$587/$187	$879/$579	$1,195/$995	$1,782**/$1,782**
Acquiring Fund Class B
Shares	$539/$139	$734/$434	$950/$750	$1,411**/$1,411**
Pro Forma After Reorganizations-- Acquiring Fund Class B Shares	$539/$139	$734/$434	$950/$750	$1,395**/$1,395**

*	With redemption/without redemption.
**	Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

Class C*	1 Year	3 Years	5 Years	10 Years
Fund Class C Shares	$278/$178	$570/$570	$987/$987	$2,151/$2,151
Managed Income Class C Shares	$287/$187	$579/$579	$995/$995	$2,159/$2,159
Acquiring Fund Class C Shares	$266/$166	$514/$514	$887/$887	$1,933/$1,933
Pro Forma After Reorganizations-- Acquiring Fund Class C Shares	$265/$165	$511/$511	$881/$881	$1,922/$1,922

*	With redemption/without redemption.

Class I	1 Year	3 Years	5 Years	10 Years
Fund Class I Shares	$77	$248	$435	$974
Managed Income Class I Shares	$86	$268	$466	$1,037
Acquiring Fund Class I Shares	$55	$173	$302	$677
Pro Forma After Reorganizations-- Acquiring Fund Class I Shares	$54	$170	$296	$665

Exhibit C

DESCRIPTION OF THE COMPANY'S BOARD MEMBERS

          Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age) Position with Company (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Century Business Services, Inc., a provider of
   outsourcing functions for small and medium
   size companies, Director
The Newark Group, a provider of a national
   market of paper recovery facilities, paperboard
   mills and paperboard converting plants,
   Director
Sunair Services Corporation, a provider of a
   certain outdoor-related services to homes
and businesses, Director

Clifford L. Alexander, Jr. (74) Board Member (2003)	President of Alexander & Associates, Inc., a management consulting firm (January 1981-present) Chairman of the Board of Moody's Corporation (October 2000 - October 2003)	Mutual of America Life Insurance Company, Director

David W. Burke (71) Board Member (1994)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director

Whitney I. Gerard (73) Board Member (1993)	Partner of Chadbourne & Parke LLP	None

George L. Perry (73) Board Member (1992)	Economist and Senior Fellow at Brookings Institution	None

_______________________

[1]	None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

DREYFUS PREMIER CORE BOND FUND
(A Series of Dreyfus Premier Fixed Income Funds)

          The undersigned shareholder of Dreyfus Premier Core Bond Fund (the "Fund"), a series of Dreyfus Premier Fixed Income Funds (the "Trust"), hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 21, 2007, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 8th Floor, New York, New York 10166, at 9:30 a.m., on Wednesday, February 27, 2008, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

3.	TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

4.	INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

5.	MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using the Enclosed Envelope

______________________________
Signature(s)            (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"), a series of Dreyfus Investment Grade Funds, Inc., in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund as a series of the Trust.

               FOR                      AGAINST                     ABSTAIN
/_/ /_/ /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2007

Acquisition of the Assets of

DREYFUS PREMIER CORE BOND FUND
(A Series of Dreyfus Premier Fixed Income Funds)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

By and in Exchange for Class A, Class B, Class C and
Class I Shares of

DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
(A Series of Dreyfus Investment Grade Funds, Inc.)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 17, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Premier Core Bond Fund (the "Fund") in exchange for Class A, Class B, Class C and Class I shares of Dreyfus Premier Intermediate Term Income Fund (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated December 3, 2007.

2.	The Acquiring Fund's Annual Report for the fiscal year ended July 31, 2007.

3.	The Fund's Annual Report for the fiscal year ended October 31, 2006.

4.	The Fund's Semi-Annual Report for the six-month period ended April 30, 2007.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of September 30, 2007.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and Semi-Annual Report, and the Fund's Annual Report and Semi-Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated December 17, 2007 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated December 3, 2007 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, filed November 30, 2007 (File No. 33-48926). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated July 31, 2007, filed September 28, 2007.

          The Fund's Statement of Additional Information dated March 1, 2007 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A, filed February 27, 2007 (File No. 33-7172). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated October 31, 2006 and Semi-Annual Report dated April 30, 2007.

Pro Forma STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
September 30, 2007 (Unaudited)

                                                             Dreyfus
                                                           Intermediate    Dreyfus     Dreyfus Premier  Dreyfus Premier    Pro Forma
                                                           Term Income     A-Bonds         Managed         Core Bond       Combined
                                                               Fund       Plus, Inc.     Income Fund          Fund           (*)

                                          Coupon  Maturity
Bonds and Notes--90.1%                   Rate (%)   Date                              Principal Amount ($)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--.1%
L-3 Communications,
  Gtd. Bonds                               3.00    8/1/35    440,000                        45,000           625,000      1,110,000
Raytheon,
  Sr. Notes                                5.50  11/15/12                  375,000                                          375,000

Agricultural--.3%
Philip Morris,
  Debs.                                    7.75   1/15/27  1,495,000 a   1,475,000         105,000         2,000,000 a    5,075,000

Asset-Backed Ctfs./Auto
  Receivables--1.5%
Americredit Prime Automobile
  Receivables, Ser. 2007-1, Cl. E          6.96    3/8/16  1,140,000 b     540,000 b       120,000 b       1,230,000 b    3,030,000
Capital Auto Receivables
  Asset Trust, Ser. 2005-1,
 Cl. C,                                    4.73   9/15/10                                  425,000                          425,000
Capital Auto Receivables Asset
  Trust, Ser. 2005-1, Cl. D                6.50   5/15/12    900,000 b                                     1,100,000 b    2,000,000
Capital Auto Receivables Asset
  Trust, Ser. 2006-1, Cl. D                7.16   1/15/13  1,050,000 b                                                    1,050,000
Capital Auto Receivables Asset
  Trust, Ser. 2007-1, Cl. D                6.57   9/16/13    500,000 b                     500,000 b         708,000 b    1,708,000
Daimler Chrysler Auto Trust,
  Ser. 2004-A, Cl. CTFS                    2.85    8/8/10                                  110,000                          110,000
Ford Credit Auto Owner Trust,
  Ser. 2004-A, Cl. C                       4.19   7/15/09  1,000,000                        50,000         1,400,000      2,450,000
Ford Credit Auto Owner Trust,
  Ser. 2005-A, Cl. A4                      3.72  10/15/09                1,135,000                                        1,135,000
Ford Credit Auto Owner Trust,
  Ser. 2005-B, Cl. B                       4.64   4/15/10  1,405,000     1,140,000         125,000         1,985,000      4,655,000
Ford Credit Auto Owner Trust,
  Ser. 2005-C, Cl. C                       4.72   2/15/11    720,000       365,000          85,000           770,000      1,940,000
Ford Credit Auto Owner Trust,
  Ser. 2006-B, Cl. D                       7.12   2/15/13    700,000 b                                       900,000 b    1,600,000
Ford Credit Auto Owner Trust,
  Ser. 2006-C, Cl. C                       5.47   9/15/12                  340,000                                          340,000
Ford Credit Auto Owner Trust,
  Ser. 2007-A, Cl. D                       7.05  12/15/13  1,575,000 b     300,000 b       250,000 b       1,700,000 b    3,825,000
GS Auto Loan Trust,
  Ser. 2004-1, Cl. A4                      2.65   5/16/11                                                    201,705        201,705
Hyundai Auto Receivables Trust,
  Ser. 2006-B, Cl. C                       5.25   5/15/13    495,000                        50,000                          545,000
Hyundai Auto Receivables Trust,
  Ser. 2007-A, Cl. A3A                     5.04   1/17/12                  465,000                                          465,000
Wachovia Automobile Loan Owner
  Trust, Ser. 2007-1, Cl. D                5.65   2/20/13                  945,000                                          945,000
WFS Financial Owner Trust,
  Ser. 2004-1, Cl. A4                      2.81   8/22/11                                                    224,581        224,581
WFS Financial Owner Trust,
  Ser. 2004-3, Cl. B                       3.51   2/17/12     82,610                        50,236                          132,846
WFS Financial Owner Trust,
  Ser. 2004-4, Cl. B                       3.13   5/17/12     86,887                        55,406                          142,293
WFS Financial Owner Trust,
  Ser. 2005-2, Cl. B                       4.57  11/19/12  2,065,000       575,000         170,000         2,560,000      5,370,000
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. B                       4.50   5/17/13                  390,000          95,000                          485,000
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. C                       4.54   5/17/13                                   50,000                           50,000

Asset-Backed Ctfs./Credit Cards--2%
American Express Credit Account
  Master Trust, Ser. 2007-6,
  Cl. C                                    6.14   1/15/13  2,210,000 b,c 2,100,000 b,c     435,000 b.c     2,350,000 b,c  7,095,000
BA Credit Card Trust,
  Ser. 2007-C1, Cl. C1                     6.04   6/15/14                2,875,000 c                                      2,875,000
Chase Issuance Trust,
  Ser. 2006-C4, Cl. C4                     6.04   1/15/14                                  435,000 c                        435,000
Citibank Credit Card Issuance
  Trust, Ser. 2006-C4, Cl. C4              6.04    1/9/12 10,235,000 c   4,530,000 c                                     14,765,000
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                 5.86   2/25/37                  960,000 c                                        960,000
MBNA Credit Card Master Note
  Trust, Ser. 2002-C1, Cl. C1              6.80   7/15/14  5,268,000                                      11,322,000     16,590,000

Asset-Backed Ctfs./Home Equity
  Loans--2%
Accredited Mortgage Loan Trust,
  Ser. 2006-1, Cl. A1                      5.19   4/25/36                  231,064 c                                        231,064
Ameriquest Mortgage Securities,
  Ser. 2003-11, Cl. AF6                    5.14   1/25/34                  925,000 c                                        925,000
Bayview Financial Acquisition
  Trust, Ser. 2005-B, Cl. 1A6              5.21   4/28/39  1,795,000 c                                     2,550,000 c    4,345,000
Carrington Mortgage Loan Trust,
  Ser. 2006-RFC1, Cl. A1                   5.17   5/25/36                  239,941 c                                        239,941
Centex Home Equity,
  Ser. 2006-A, Cl. AV1                     5.18   6/25/36    157,998 c     112,734 c                         341,617 c      612,349
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF1, Cl. A5                    5.01   2/25/35  1,700,000                       140,000         2,350,000      4,190,000
Citicorp Residential Mortgage
  Securities, Ser. 2006-1, Cl. A1          5.96   7/25/36    905,209 c   1,590,581 c       100,866 c                      2,596,656
Citicorp Residential Mortgage
  Securities, Ser. 2006-2,
  Cl. A1A                                  5.87   9/25/36    395,159 c     760,948 c                                      1,156,107
Citicorp Residential Mortgage
  Securities, Ser. 2006-2, Cl. A2          5.56   9/25/36                1,600,000 c                                      1,600,000
Citicorp Residential Mortgage
  Securities, Ser. 2007-2,
  Cl. A1A                                  5.98   6/25/37                1,631,721 c       527,910 c                      2,159,631
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M8          7.00   6/25/37                  150,000 c                                        150,000
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M9          7.00   6/25/37                  525,000 c                                        525,000
Countrywide Asset-Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                  5.26   7/25/36    248,050 c                      23,749 c                        271,799
Countrywide Asset-Backed
  Certificates, Ser. 2006-SPS1,
  Cl. A                                    5.24  12/25/25                1,119,527 c                                      1,119,527
Credit-Based Asset Servicing and
  Securitization, Ser. 2005-CB8,
  Cl. AF1B                                 5.45  12/25/35                  164,024 c                                        164,024
Credit-Based Asset Servicing and
  Securitization, Ser. 2006-CB2,
  Cl. AF1                                  5.72  12/25/36                  119,006 c                                        119,006
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                 5.86   2/25/37  1,520,000                       160,000         1,715,000      3,395,000
First NLC Trust,
  Ser. 2005-3, Cl. AV2                     5.36  12/25/35                  312,260 c                                        312,260
GSAA Trust,
  Ser. 2006-7, Cl. AV1                     5.21   3/25/46                  589,418 c                                        589,418
GSAMP Trust,
  Ser. 2006-S4, Cl. A1                     5.22   5/25/36                  289,900 c                                        289,900
J.P. Morgan Mortgage Acquisition,
  Ser. 2006-CW1, Cl. A2                    5.17   5/25/36                  183,691 c                                        183,691
J.P. Morgan Mortgage Acquisition,
  Ser. 2007-HE1, Cl. AF1                   5.42    4/1/37                1,264,019 c                                      1,264,019
Morgan Stanley ABS Capital I,
  Ser. 2006-HE3, Cl. A2A                   5.17   4/25/36    617,395 c     183,783 c        14,358 c                        815,536
Morgan Stanley Mortgage Loan
  Trust, Ser. 2006-15XS, Cl. A6B           5.83  11/25/36    740,000 c     485,000 c        75,000 c         955,000 c    2,255,000
Newcastle Mortgage Securities
  Trust, Ser. 2006-1, Cl. A1               5.20   3/25/36                  430,032 c                                        430,032
Ownit Mortgage Loan Asset Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                  5.42  12/25/36                  787,764 c                                        787,764
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-6, Cl. M1               5.91   1/25/36  1,525,000 c                     145,000 c       2,100,000 c    3,770,000
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-D, Cl. A1               5.36   1/25/36                  243,865 c                                        243,865
Renaissance Home Equity Loan
  Trust, Ser. 2005-2, Cl. M9               6.64   8/25/35                                  130,000 c                        130,000
Renaissance Home Equity Loan
  Trust, Ser. 2006-2, Cl. AF1              6.00   8/25/36                  480,115 c                                        480,115
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M2          5.61   2/25/35  1,585,000 c                                     2,105,000 c    3,690,000
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M3          5.68   2/25/35    490,000 c                                       600,000 c    1,090,000
Residential Asset Securities,
  Ser. 2001-KS3, Cl. MII1                  5.96   9/25/31                                   61,551 c                         61,551
Residential Asset Securities,
  Ser. 2003-KS7, Cl. MI3                   5.75   9/25/33    723,951       236,676 c                         981,789      1,942,416
Residential Asset Securities,
  Ser. 2005-AHL2, Cl. M3                   5.60  10/25/35    450,000 c                                       555,000 c    1,005,000
Residential Asset Securities,
  Ser. 2006-EMX4, Cl. A1                   5.17   6/25/36                  292,586 c                                        292,586
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI1                                  5.24   3/25/36    213,510 c                                       292,588 c      506,098
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI2                                  5.50   3/25/36                  240,000 c                                        240,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M2                      5.73   5/25/35  1,120,000 c                                     1,400,000 c    2,520,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M3                      5.83   5/25/35                  317,185 c                                        317,185
Sovereign Commercial Mortgage
  Securities, Ser. 2007-C1, Cl. D          5.83   7/22/30                  420,000 b,c                                      420,000
Specialty Underwriting &
  Residential Finance,
  Ser. 2006-BC2, Cl. A2A                   5.19   2/25/37                  657,166 c                                        657,166
Wells Fargo Home Equity Trust,
  Ser. 2006-1, Cl. A1                      5.16   5/25/36                  165,222 c                                        165,222

Asset-Backed Ctfs./Manufactured
  Housing--.4%
Green Tree Financial,
  Ser. 1994-7, Cl. M1                      9.25   3/15/20  1,272,548       444,191          57,625         1,824,786      3,599,150
Origen Manufactured Housing,
  Ser. 2004-B, Cl. A2                      3.79  12/15/17                                   37,251                           37,251
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A1                      5.25   2/15/14                  379,875                                          379,875
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A2                      5.25  12/15/18  1,375,000                       115,000         1,500,000      2,990,000
Origen Manufactured Housing,
  Ser. 2005-B, Cl. M2                      6.48   1/15/37    745,000                                       1,000,000      1,745,000
Vanderbilt Mortgage Finance,
  Ser. 1999-A, Cl. 1A6                     6.75    3/7/29                                   80,000                           80,000

Automobile Manufacturers--.7%
Daimler Chrysler N.A. Holding,
  Gtd. Notes                               6.05   3/13/09  2,580,000 c                     320,000 c       1,950,000 c    4,850,000
DaimlerChrysler N.A. Holding,
  Gtd. Notes, Ser. E                       5.89  10/31/08  2,725,000 c                     250,000 c       3,745,000 c    6,720,000
DaimlerChrysler N.A. Holding,
  Gtd. Notes                               6.13   3/13/09  1,375,000 c                     135,000 c       1,925,000 c    3,435,000
DaimlerChrysler N.A. Holding,
  Notes                                    4.88   6/15/10                  295,000          65,000                          360,000

Automotive, Trucks & Parts--.1%
ERAC USA Finance,
  Notes                                    5.61   4/30/09                                                    965,000 b,c    965,000
ERAC USA Finance,
  Notes                                    7.95  12/15/09                                                  1,095,000 b    1,095,000
Goodyear Tire & Rubber,
  Sr. Notes                                9.13   12/1/09    295,000 b,c                    30,000 b,c       380,000 b,c    705,000

Banks--6.4%
BAC Capital Trust XIV,
  Bank Gtd. Notes                          5.63  12/31/49  2,930,000 c                     470,000 c       3,205,000 c    6,605,000
Barclays Bank,
  Sub. Notes                               5.93   9/29/49                  265,000 a,b,c                                    265,000
Barclays Bank,
  Jr. Sub. Bonds                           7.43  12/15/49                  120,000 b,c                                      120,000
Capital One Financial,
  Sr. Unsub. Notes                         6.00   9/10/09  5,275,000 c                     540,000 c       2,500,000 c    8,315,000
Chevy Chase Bank,
  Sub. Notes                               6.88   12/1/13  1,220,000       480,000         145,000         1,710,000      3,555,000
Chuo Mitsui Trust & Banking,
  Sub. Notes                               5.51  12/29/49                  385,000 b,c                                      385,000
Colonial Bank,
  Sub. Notes                               6.38   12/1/15  1,105,000       750,000         250,000         1,530,000      3,635,000
Colonial Bank,
  Sub. Notes                               8.00   3/15/09    385,000       250,000                           540,000      1,175,000
Ford Motor Credit,
  Sr. Notes                                5.80   1/12/09                                  335,000                          335,000
Glitnir Banki,
  Sub. Notes                               6.69   6/15/16                  450,000 b,c                                      450,000
Greater Bay Bancorp,
  Sr. Notes, Ser. B                        5.25   3/31/08                                  100,000                          100,000
ICICI Bank,
  Bonds                                    5.90   1/12/10    710,000 b,c   400,000 b,c                       850,000 b,c  1,960,000
Industrial Bank of Korea,
  Sub. Notes                               4.00   5/19/14  2,630,000 b,c                   275,000 b,c     3,305,000 b,c  6,210,000
Islandsbanki,
  Notes                                    5.52  10/15/08    975,000 b,c                    87,000 b,c     1,245,000 b,c  2,307,000
J.P. Morgan & Co.,
  Sub. Notes                               6.25   1/15/09  1,110,000                       160,000         1,155,000      2,425,000
Landsbanki Islands,
  Sr. Notes                                6.21   8/25/09  2,450,000 b,c                   250,000 b,c     3,225,000 b,c  5,925,000
M&T Bank,
  Sr. Unscd. Bonds                         5.38   5/24/12                  245,000                                          245,000
Manufacturers & Traders Trust,
  Sub. Notes                               5.59  12/28/20                  475,000 c                                        475,000
Marshall and Ilsley Bank,
  Sub. Notes, Ser. BN                      5.85   12/4/12  2,430,000 c   2,610,000 c       260,000 c       2,650,000 c    7,950,000
Marshall and Ilsley,
  Sr. Unscd. Notes                         5.63   8/17/09  2,765,000     1,395,000         325,000         2,945,000      7,430,000
Morgan Stanley,
  Notes                                    3.88   1/15/09                                  690,000                          690,000
NB Capital Trust IV,
  Gtd. Cap. Secs.                          8.25   4/15/27                1,000,000         180,000                        1,180,000
Northern Rock,
  Sub. Notes                               5.60   4/29/49                  975,000 b,c                                      975,000
Northern Rock,
  Sub. Notes                               5.60   4/30/49    350,000 b,c                                     350,000 b,c    700,000
Northern Rock,
  Sub. Notes                               6.59   6/28/49  1,130,000 b,c                                   1,175,000 b,c  2,305,000
Northern Rock,
  Sub. Notes                               6.59   6/29/49                                  215,000 b,c                      215,000
Popular North America,
  Notes                                    6.05  12/12/07  1,315,000 c                     125,000 c       1,815,000 c    3,255,000
Regions Financial,
  Sr. Notes                                5.44    8/8/08                1,450,000 c                                      1,450,000
Resona Bank,
  Notes                                    5.85   9/29/49                  385,000 b,c                                      385,000
Royal Bank of Scotland,
  Bonds                                    6.99   10/5/49  1,825,000 b,c                                   1,850,000b,c,g 3,675,000
Royal Bank of Scotland,
  Bonds                                    6.99  10/29/49                1,045,000 b,c,g   290,000 b,c,g                  1,335,000
Shinsei Finance Cayman,
  Jr. Sub. Bonds                           6.42   1/29/49                  795,000 b,c                                      795,000
Societe Generale,
  Sub. Notes                               5.92   4/29/49                  330,000 b,c                                      330,000
Sovereign Bancorp,
  Sr. Notes                                4.80    9/1/10                  925,000 c                                        925,000
Sovereign Bancorp,
  Sr. Unscd. Notes                         5.44   3/23/10  2,105,000 c     585,000 c       250,000 c       1,850,000 c    4,790,000
Sovereign Bancorp,
  Sr. Notes                                5.90    3/1/09  2,145,000 c                     195,000 c       2,965,000 c    5,305,000
SunTrust Preferred Capital I,
  Bank Gtd. Notes                          5.85  12/31/49  2,875,000 c     705,000 a,b,c   330,000 c       3,125,000 c    7,035,000
USB Capital IX,
  Gtd. Notes                               6.19   4/15/49  5,585,000 a,c 1,415,000 c       795,000 a,c     6,410,000 c   14,205,000
Wachovia,
  Sr. Notes                                3.63   2/17/09                                  155,000                          155,000
Wachovia Bank,
  Sub. Notes                               5.00   8/15/15                  850,000                                          850,000
Wachovia,
  Sub. Notes                               6.38   1/15/09                  915,000                                          915,000
Washington Mutual,
  Notes                                    5.66   1/15/10                  810,000 c                                        810,000
Wells Fargo & Co.,
  Notes                                    3.13    4/1/09  4,195,000                       795,000         4,500,000      9,490,000
Wells Fargo Bank N.A.,
  Sub. Notes                               7.55   6/21/10  1,895,000     2,855,000                         1,870,000      6,620,000
Wells Fargo & Co.,
  Sub. Notes                               6.38    8/1/11                  540,000                                          540,000
Western Financial Bank,
  Sub. Debs.                               9.63   5/15/12  1,695,000                       165,000         2,390,000      4,250,000
World Savings Bank,
  Sr. Notes                                4.50   6/15/09  4,065,000                       330,000         4,280,000      8,675,000
Zions Bancorporation,
  Sr. Unscd. Notes                         5.48   4/15/08  2,350,000 c     620,000 c       105,000 c                      3,075,000
Zions Bancorporation,
  Sub. Notes                               6.00   9/15/15                  825,000                                          825,000

Building & Construction--.5%
American Standard,
  Gtd. Notes                               7.38    2/1/08  1,530,000                       145,000         2,115,000      3,790,000
Centex,
  Sr. Unscd. Notes                         4.75   1/15/08    725,000                        65,000         1,010,000      1,800,000
D.R. Horton,
  Gtd. Notes                               5.88    7/1/13  1,365,000                       120,000         1,870,000      3,355,000
D.R. Horton,
  Sr. Unsub. Notes                         6.00   4/15/11                                   15,000
Masco,
  Sr. Unscd. Notes                         6.00   3/12/10  1,390,000 c     410,000 c       140,000 c       1,620,000 c    3,560,000
Owens Corning,
  Gtd. Notes                               6.50   12/1/16                  210,000                                          210,000

Chemicals--.2%
Equistar Chemicals/Funding,
  Gtd. Notes                              10.13    9/1/08    309,000       206,000          29,000           420,000        964,000
ICI Wilmington,
  Gtd. Notes                               4.38   12/1/08                  725,000                                          725,000
Lubrizol,
  Sr. Notes                                4.63   10/1/09                  815,000                                          815,000
RPM International,
  Sr. Notes                                4.45  10/15/09  1,140,000                       125,000         1,415,000      2,680,000
Rohm and Haas Holdings,
  Unsub. Notes                             5.60   3/15/13                  220,000                                          220,000

Commercial & Professional
  Services--.1%
ERAC USA Finance,
  Notes                                    5.61   4/30/09    700,000 b,c   200,000 b,c      70,000 b,c                      970,000
ERAC USA Finance,
  Notes                                    7.95  12/15/09    760,000 b     360,000 b       100,000 b                      1,220,000
ERAC USA Finance,
  Bonds                                    5.60    5/1/15                  550,000 b                                        550,000

Commercial Mortgage Pass-Through
  Ctfs.--4.2%
Banc of America Commercial
  Mortgage, Ser. 2005-2, Cl. A2            4.25   7/10/43                1,424,590                                        1,424,590
Banc of America Commercial
  Mortgage, Ser. 2002-2, Cl. A3            5.12   7/11/43                  300,000                                          300,000
Bayview Commercial Asset Trust,
  Ser. 2003-2, Cl. A                       5.71  12/25/33    505,134 b,c   303,081 b,c                       690,350 b,c  1,498,565
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. A                       5.49   4/25/34    636,882 b,c   303,277 b,c                                      940,159
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. M2                      6.33   4/25/34    192,076 b,c                                     283,059 b,c    475,135
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. A2                     5.53  11/25/35  1,538,477 b,c                   145,067 b,c     2,171,428 b,c  3,854,972
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B1                     6.23  11/25/35                                   76,351 b,c                       76,351
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B3                     8.13  11/25/35    381,756 b,c   190,878 b,c      76,351 b,c       534,458 b,c  1,183,443
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. B3                     8.63   1/25/36                  186,517 b,c                                      186,517
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. M5                     5.78   1/25/36    426,916 b,c                    82,896 b,c       911,859 b,c  1,421,671
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B2                     6.60   7/25/36                  673,353 b,c                                      673,353
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B3                     7.83   7/25/36    231,465 b,c                                     336,677 b,c    568,142
Bayview Commercial Asset Trust,
  Ser. 2006-SP1, Cl. A1                    5.40   4/25/36                  397,251 b,c                                      397,251
Bayview Commercial Asset Trust,
  Ser. 2006-SP2, Cl. A                     5.41   1/25/37  1,711,777 b,c                   182,474 b,c     2,337,402 b,c  4,231,653
Bear Stearns Commercial Mortgage
  Securities, Ser. 2003-T12,
  Cl. A3                                   4.24   8/13/39                                  295,000                          295,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A2                                   4.25   7/11/42  1,125,000                                       1,550,000      2,675,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A3                                   4.57   7/11/42                                  120,000                          120,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2005-T18,
  Cl. A2                                   4.56   2/13/42  1,365,000                       125,000         1,900,000      3,390,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW13,
  Cl. A3                                   5.52   9/11/41                  350,000                                          350,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW12,
  Cl. AAB                                  5.87   9/11/38                  715,000 c                                        715,000
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-T24,
  Cl. AAB                                  5.53  10/12/41                  775,000                                          775,000
Capco America Securitization,
  Ser. 1998-D7, Cl. A1B                    6.26  10/15/30    744,322       651,281          88,388           790,842      2,274,833
Chase Commercial Mortgage
  Securities, Ser. 1997-2, Cl. C           6.60  12/19/29                                   35,072                           35,072
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Ser. 2006-CD2,
  Cl. A2                                   5.41   1/15/46                  580,000                                          580,000
Credit Suisse/Morgan Stanley
  Commercial Mortgage
  Certificates, Ser. 2006-HC1A,
  Cl. A1                                   5.94   5/15/23  2,285,000 b,c   725,000 b,c      20,000 b,c     3,150,000 b,c  6,180,000
Crown Castle Towers,
  Ser. 2005-1A, Cl. D                      5.61   6/15/35  1,290,000 b     445,000 b       115,000 b       1,815,000 b    3,665,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. B                      5.36  11/15/36                  275,000 b                                        275,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. C                      5.47  11/15/36                  730,000 b                                        730,000
Crown Castle Towers,
  Ser. 2006-1A, Cl. D                      5.77  11/15/36    745,000 b     550,000 b        75,000 b         960,000 b    2,330,000
DLJ Commercial Mortgage,
  Ser. 1998-CF2, Cl. A1B                   6.24  11/12/31                                  114,944                          114,944
DLJ Commercial Mortgage,
  Ser. 1998-CGI, Cl. A1B                   6.41   6/10/31                                  291,074                          291,074
Global Signal Trust,
  Ser. 2006-1, Cl. D                       6.05   2/15/36  1,650,000 b     580,000 b       160,000 b       2,275,000 b    4,665,000
Global Signal Trust,
  Ser. 2006-1, Cl. E                       6.50   2/15/36    400,000 b     320,000 b        35,000 b         550,000 b    1,305,000
GMAC Commercial Mortgage
  Securities, Ser. 2003-C3,
  Cl. A2                                   4.22   4/10/40  1,075,000                                       1,475,000      2,550,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. B                                    6.05    3/6/20                1,630,000 b,c                                    1,630,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. E                                    6.24    3/6/20                  610,000 b,c                                      610,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. F                                    6.28    3/6/20  2,605,000 b,c                   305,000 b,c     2,770,000 b,c  5,680,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. G                                    6.32    3/6/20  1,415,000 b,c                   150,000 b,c     1,545,000 b,c  3,110,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. K                                    6.85    3/6/20    915,000 b,c   350,000 b,c      95,000 b,c       995,000 b,c  2,355,000
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. L                                    7.10    3/6/20  3,060,000 b,c                   330,000 b,c     3,335,000 b,c  6,725,000
Greenwich Capital Commercial
  Funding, Ser. 2007-GG9, Cl. AAB          5.44   3/10/39                1,450,000                                        1,450,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2004-C1, Cl. A2                     4.30   1/15/38                  540,000                                          540,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2005-LDP5, Cl. A2                   5.20  12/15/44                1,250,000                                        1,250,000
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2006-LDP7, Cl. ASB                  6.07   4/15/45                  710,000 c                                        710,000
Mach One Trust Commercial
  Mortgage-Backed, Ser. 2004-1A,
  Cl. A1                                   3.89   5/28/40                                   27,970 b                         27,970
Merrill Lynch Mortgage Trust,
  Ser. 2005-CIP1, Cl. A2                   4.96   7/12/38                  885,000                                          885,000
Merrill Lynch Mortgage Trust,
  Ser. 2005-CKI1, Cl. A2                   5.40  11/12/37                  300,000 c                                        300,000
Morgan Stanley Capital I,
  Ser. 1998-HF1, Cl. E                     7.42   3/15/30    300,000 c                                                      300,000
Morgan Stanley Capital I,
  Ser. 1999-RM1, Cl. A2                    6.71  12/15/31                                  115,699                          115,699
Morgan Stanley Capital I,
  Ser. 1999-CAM1, Cl. A4                   7.02   3/15/32                                   28,077                           28,077
Morgan Stanley Capital I,
  Ser. 2006-T21, Cl. A2                    5.09  10/12/52                1,000,000                                        1,000,000
Morgan Stanley Capital I,
  Ser. 2006-IQ12, Cl. AAB                  5.33  12/15/43                1,540,000                                        1,540,000
Morgan Stanley Capital I,
  Ser. 2006-HQ9, Cl. A3                    5.71   7/12/44                1,550,000                                        1,550,000
Morgan Stanley Capital I,
  Ser. 2007-T27, Cl. A2                    5.80   6/11/42                  570,000 c                                        570,000
Morgan Stanley Dean Witter Capital I,
  Ser. 2001-PPM, Cl. A3                    6.54   2/15/31                                  102,547                          102,547
Nationslink Funding Corporation,
  Ser. 1998-2, Cl. A2                      6.48   8/20/30    952,391       404,440         107,633         1,014,362      2,478,826
SBA CMBS Trust,
  Ser. 2006-1A, Cl. D                      5.85  11/15/36    695,000 b     235,000 b        70,000 b         890,000 b    1,890,000
TIAA Real Estate,
  Ser. 2007-C4, Cl. A3                     6.10   8/15/39                  495,000 c                                        495,000
Washington Mutual Commercial
  Mortgage Securities Trust,
  Ser. 2003-C1A, Cl. A                     3.83   1/25/35  3,499,442 b   2,232,099 b       328,989 b       4,861,500 b   10,922,030

Diversified Financial
  Services--7.2%
Ameriprise Financial,
  Jr. Sub. Notes                           7.52    6/1/66  1,215,000 c     396,000 c       240,000 c       1,590,000 c    3,441,000
Amvescap,
  Gtd. Notes                               5.63   4/17/12  2,780,000       380,000         290,000         3,165,000      6,615,000
Bear Stearns,
  Sr. Unscd. Notes                         5.50   8/15/11                  785,000                                          785,000
Boeing Capital,
  Sr. Notes                                7.38   9/27/10                  890,000                                          890,000
Capmark Financial Group,
  Gtd. Notes                               5.88   5/10/12  3,245,000 b     860,000 b       340,000 b       4,095,000 b    8,540,000
CIT Group,
  Sr. Notes                                5.71   8/15/08  2,035,000 c                     185,000 c       2,820,000 c    5,040,000
Countrywide Financial,
  Gtd. Notes                               5.50    1/5/09                                  260,000 c                        260,000
Countrywide Financial,
  Gtd. Notes                               5.80    6/7/12                  540,000                                          540,000
Countrywide Home Loans,
  Gtd. Notes                               3.25   5/21/08                  375,000                                          375,000
Countrywide Home Loans,
  Notes                                    4.13   9/15/09  1,445,000                                       2,010,000      3,455,000
Credit Suisse First Boston USA,
  Notes                                    3.88   1/15/09    790,000                       315,000           560,000      1,665,000
Credit Suisse Guernsey,
  Jr. Sub. Notes                           5.86   5/29/49                  670,000 c                                        670,000
Credit Suisse USA,
  Sr. Unsub. Notes                         5.50   8/16/11                1,215,000 a                                      1,215,000
FCE Bank,
  Notes                            EUR     5.72   9/30/09                                                  2,155,000 c,d  2,155,000
FCE Bank,
  Notes                            EUR     5.73   9/30/09  1,980,000 c,d                   235,000 c,d                    2,215,000
Ford Motor Credit,
  Sr. Notes                                5.80   1/12/09  2,985,000                                       2,675,000      5,660,000
Ford Motor Credit,
  Unscd. Notes                             7.38  10/28/09                1,445,000                                        1,445,000
Fuji JGB Investment,
  Sub. Bonds                               9.87  12/29/49  1,175,000 b,c   750,000 b,c     100,000 b,c     1,620,000 b,c  3,645,000
General Electric Capital,
  Sr. Unscd. Notes, Ser. A                 4.13    9/1/09  1,053,000                       148,000         1,111,000      2,312,000
General Electric Capital,
  Notes, Ser. A                            4.63   9/15/09  1,200,000                       170,000         1,265,000      2,635,000
Glencore Funding,
  Gtd. Notes                               6.00   4/15/14  1,280,000 b     440,000 b       140,000 b       1,630,000 b    3,490,000
GMAC,
  Unsub. Notes                             6.81   5/15/09  1,700,000 c                     200,000 c       1,810,000 c    3,710,000
Goldman Sachs Capital II,
  Gtd. Bonds                               5.79  12/29/49  1,640,000 c     495,000 c       170,000 c       1,825,000 c    4,130,000
Goldman Sachs Group,
  Sub. Notes                               5.63   1/15/17                  330,000                                          330,000
HSBC Finance Capital Trust IX,
  Gtd. Notes                               5.91  11/30/35                  400,000 c                                        400,000
HSBC Finance,
  Notes                                    5.50   1/19/16                  800,000
HSBC Finance,
  Sr. Notes                                6.04   9/14/12  3,060,000 c                     280,000 c       4,195,000 c    7,535,000
International Lease Finance,
  Sr. Unscd. Notes                         5.72   5/24/10                                  125,000 c                        125,000
Janus Capital Group,
  Notes                                    6.25   6/15/12  1,955,000       545,000         345,000         2,125,000      4,970,000
Jefferies Group,
  Sr. Unscd. Debs.                         6.25   1/15/36                1,195,000                                        1,195,000
Jefferies Group,
  Sr. Unscd. Notes                         7.75   3/15/12    805,000                       140,000         1,050,000      1,995,000
John Deere Capital,
  Notes                                    5.66    9/1/09    770,000 c     555,000 a,b      80,000 c                      1,405,000
JPMorgan Chase & Co.,
  Sub. Notes                               5.13   9/15/14                1,460,000                                        1,460,000
Kaupthing Bank,
  Sr. Notes                                6.06   1/15/10  2,295,000 b,c                   235,000 b,c     2,960,000 b,c  5,490,000
Kaupthing Bank,
  Sub. Notes                               7.13   5/19/16                  350,000 b                                        350,000
Lehman Brothers Holdings,
  Sr. Notes                                6.00   7/19/12                  315,000 a                                        315,000
Leucadia National,
  Sr. Unscd. Notes                         7.00   8/15/13  1,100,000                       115,000         1,520,000      2,735,000
MBNA,
  Notes                                    6.13    3/1/13                1,345,000                                        1,345,000
MBNA Capital A,
  Gtd. Cap. Secs., Ser. A                  8.28   12/1/26    905,000                        80,000         1,300,000      2,285,000
Merrill Lynch,
  Sub. Notes                               5.70    5/2/17                1,025,000                                        1,025,000
Merrill Lynch & Co.,
  Notes, Ser. C                            4.25    2/8/10  4,302,000                       793,000         4,522,000      9,617,000
Merrill Lynch & Co.,
  Notes, Ser. C                            5.58    2/5/10    755,000 c                      80,000 c         887,000 c    1,722,000
Merrill Lynch & Co.,
  Sr. Unscd. Notes                         6.05   8/15/12  1,725,000                       205,000         1,840,000      3,770,000
Morgan Stanley,
  Notes                                    3.88   1/15/09  4,900,000                                       5,160,000     10,060,000
Morgan Stanley,
  Sr. Unscd. Notes                         5.75   8/31/12  1,175,000       950,000         165,000         1,235,000      3,525,000
Morgan Stanley,
  Sub. Notes                               4.75    4/1/14                1,919,000                                        1,919,000
MUFG Capital Finance 1,
  Bank Gtd. Bonds                          6.35   7/29/49                  590,000 c                                        590,000
Nuveen Investments,
  Sr. Unscd. Notes                         5.00   9/15/10                   93,000                                           93,000
NIPSCO Capital Markets,
  Notes                                    7.86   3/27/17                                   75,000                           75,000
Residential Capital,
  Gtd. Notes                               6.22    6/9/08                                   75,000 c                         75,000
Residential Capital,
  Gtd. Notes                               7.80  11/21/08  1,155,000 c                     120,000 c         865,000 c    2,140,000
Residential Capital,
  Gtd. Notes                               7.88   6/30/15    370,000                        44,000 c         398,000 c      812,000
Residential Capital,
  Gtd. Notes                               9.19   4/17/09  2,070,000 b,c                   205,000 b,c     2,855,000 b,c  5,130,000
SB Treasury,
  Jr. Sub. Bonds                           9.40  12/29/49  2,390,000 b,c                   280,000 b,c     3,330,000 b,c  6,000,000
SLM,
  Unscd. Notes, Ser. A                     4.50   7/26/10  1,425,000 a     750,000         180,000         1,350,000      3,705,000
SLM,
  Unscd. Notes, Ser. A                     5.50   7/27/09  2,740,000 a,c                   285,000 c       3,105,000 c    6,130,000
SMFG Preferred Capital,
  Sub. Bonds                               6.08   1/29/49                  835,000 b,c                                      835,000
Tokai Preferred Capital,
  Bonds                                    9.98  12/29/49  2,240,000 b,c                   220,000 b,c     3,115,000 b,c  5,575,000
Wachovia,
  Sr. Notes                                3.63   2/17/09  1,100,000                                       1,160,000      2,260,000
Windsor Financing,
  Gtd. Notes                               5.88   7/15/17    580,515 b     181,952 b                         801,457 b    1,563,924

Diversified Metals & Mining--.0%
Falconbridge,
  Bonds                                    5.38    6/1/15    154,000                        15,000           218,000        387,000
Wellpoint,
  Sr. Unsub. Notes                         5.88   6/15/17                  390,000                                          390,000

Electric Utilities--2.5%
AES,
  Sr. Notes                                9.38   9/15/10    395,000                        20,000           460,000        875,000
Appalachian Power,
  Sr. Unscd. Notes                         5.65   8/15/12    920,000                       110,000         1,075,000      2,105,000
Cinergy,
  Debs.                                    6.53  12/16/08  1,015,000                                       1,405,000      2,420,000
Cleveland Electric Illumination,
  Sr. Unscd. Notes                         5.70    4/1/17                  825,000                                          825,000
Consolidated Edison of NY,
  Sr. Unscd. Debs., Ser. D                 5.30   12/1/16                  675,000                                          675,000
Consumers Energy,
  First Mortgage Bonds, Ser. O             5.00   2/15/12                1,160,000                                        1,160,000
Dominion Resources,
  Sr. Unscd. Notes, Ser. B                 5.76  11/14/08  1,335,000 c                     140,000 c       1,725,000 c    3,200,000
Enel Finance Internation,
  Gtd. Notes                               5.70   1/15/13  1,920,000 b     275,000 b       275,000 b       1,985,000 b    4,455,000
FirstEnergy,
  Unsub. Notes, Ser. B                     6.45  11/15/11  2,580,000                       570,000         3,530,000 a    6,680,000
FPL Group Capital,
  Gtd. Debs.                               5.63    9/1/11                1,570,000                                        1,570,000
Gulf Power,
  Sr. Unsub. Notes, Ser. M                 5.30   12/1/16                  800,000                                          800,000
IPALCO Enterprises,
  Scd. Notes                               8.63  11/14/11                                   75,000 c                         75,000
National Grid,
  Sr. Unscd. Notes                         6.30    8/1/16  1,010,000     1,000,000         150,000         1,345,000      3,505,000
Niagara Mohawk Power,
  Sr. Unscd. Notes, Ser. G                 7.75   10/1/08    845,000                        90,000           940,000      1,875,000
NiSource Finance,
  Gtd. Notes                               6.06  11/23/09  1,675,000 c     385,000 c       275,000 c       2,030,000 c    4,365,000
NiSource Finance,
  Gtd. Notes                               5.25   9/15/17                  650,000                                          650,000
Nisource Finance,
  Sr. Unscd. Notes                         6.40   3/15/18    700,000                        95,000           735,000      1,530,000
Ohio Power,
  Unscd. Notes                             5.54    4/5/10  1,400,000 c     615,000 c       145,000 c       1,605,000 c    3,765,000
Southern,
  Sr. Unsub. Notes, Ser. A                 5.30   1/15/12                  475,000                                          475,000
TXU Electric Delivery,
  Bonds                                    6.07   9/16/08  4,440,000 b,c                   460,000 b,c     5,175,000 b,c 10,075,000
TXU,
  Sr. Notes, Ser. O                        4.80  11/15/09  2,335,000                       145,000         3,420,000      5,900,000
TXU,
  Unscd. Notes, Ser. C                     6.38    1/1/08                                   65,000                           65,000

Environmental Control--.4%
Allied Waste North America,
  Scd. Notes, Ser. B                       5.75   2/15/11    475,000       300,000          45,000           565,000      1,385,000
Allied Waste North America,
  Scd. Notes                               6.38   4/15/11    445,000       240,000          50,000           515,000      1,250,000
Oakmont Asset Trust,
  Notes                                    4.51  12/22/08  1,265,000 b                     130,000 b       1,630,000 b    3,025,000
Republic Services,
  Sr. Notes                                6.75   8/15/11                  610,000                                          610,000
USA Waste Services,
  Sr. Unscd. Notes                         7.00   7/15/28                  355,000                                          355,000
Waste Management,
  Sr. Unsub. Notes                         6.50  11/15/08    950,000                                       1,280,000      2,230,000

Food & Beverages--.5%
H.J. Heinz,
  Notes                                    6.43   12/1/20  1,625,000 b     425,000 b       150,000 b       2,250,000 b    4,450,000
Kraft Foods,
  Sr. Unscd. Notes                         6.00   2/11/13  1,210,000       150,000         200,000         1,290,000      2,850,000
Safeway,
  Sr. Unscd. Notes                         4.13   11/1/08    930,000                        85,000         1,295,000      2,310,000
Tyson Foods,
  Sr. Unscd. Notes                         6.85    4/1/16    800,000 c     520,000 a,c      80,000 c       1,100,000 c    2,500,000

Foreign/Governmental--2.5%
Arab Republic of Egypt,
  Unsub. Notes                     EGP     8.75   7/18/12  9,740,000 b,d                 1,110,000 b,d    10,360,000 b,d 21,210,000
Banco Nacional de
  Desenvolvimento
  Economico e Social, Unsub.
  Notes                                    5.84   6/16/08  2,080,000 c   1,185,000 c       220,000 c       2,655,000 c    6,140,000
Export-Import Bank of Korea,
  Sr. Notes                                4.50   8/12/09                1,075,000                                        1,075,000
Federal Republic of Brazil,
  Unscd. Bonds                     BRL    12.50    1/5/16  5,410,000 a,d 1,750,000 a,d     790,000 a,d     5,510,000 a,d 13,460,000
Mexican Bonos,
  Bonds, Ser. M                    MXN     9.00  12/22/11 25,645,000 d                   2,600,000 d      35,640,000 d   63,885,000
Mexican Bonos,
  Bonds, Ser. M 30                 MXN    10.00  11/20/36 11,615,000 d                   1,220,000 d      12,840,000 d   25,675,000
Republic of Argentina,
  Bonds                                    5.39    8/3/12 11,230,000 c   2,065,000 c     1,560,000 c      11,925,000 c   26,780,000
Republic of Argentina,
  Bonds, Ser. VII                          7.00   9/12/13                  720,000                                          720,000
Republic of El Salvador,
  Unscd. Notes                             8.50   7/25/11                                   60,000 b                         60,000
Russian Federation,
  Unsub. Bonds                             8.25   3/31/10  3,890,107 b     973,360 b       426,678 b       5,046,806 b   10,336,951

Health Care--.7%
American Home Products,
  Unscd. Notes                             6.95   3/15/11                  580,000 c                                        580,000
Baxter International,
  Sr. Unscd. Notes                         5.20   2/16/08  1,528,000                       140,000                        1,668,000
Community Health Systems,
  Sr. Notes                                8.88   7/15/15                  310,000 b                                        310,000
Coventry Health Care,
  Sr. Unscd. Notes                         5.95   3/15/17                  400,000                                          400,000
HCA,
  Sr. Unscd. Notes                         7.88    2/1/11  1,140,000                       115,000         1,470,000      2,725,000
HCA,
  Sr. Unscd. Notes                         8.75    9/1/10  1,395,000                       150,000         1,470,000      3,015,000
Medco Health Solutions,
  Sr. Unscd. Notes                         7.25   8/15/13  3,276,000       275,000          60,000                        3,611,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09                                  220,000 b                        220,000
Tenet Healthcare,
  Sr. Notes                                6.38   12/1/11  1,205,000                       125,000         1,440,000      2,770,000
Teva Pharmaceutical Finance,
  Gtd. Notes                               6.15    2/1/36                  565,000                                          565,000
UnitedHealth Group,
  Sr. Unscd. Notes                         5.38   3/15/16                  385,000                                          385,000

Lodging & Entertainment--.3%
Cinemark,
  Sr. Discount Notes                       9.75   3/15/14    200,000 e                      15,000 e         260,000 e      475,000
MGM Mirage,
  Gtd. Notes                               8.38    2/1/11                  350,000 a                                        350,000
MGM Mirage,
  Gtd. Notes                               8.50   9/15/10  1,575,000                       155,000         2,055,000      3,785,000
Mohegan Tribal Gaming Authority,
  Sr. Unscd. Notes                         6.13   2/15/13  1,000,000                        20,000         1,355,000      2,375,000

Machinery--.2%
Atlas Copco,
  Bonds                                    5.60   5/22/17                  290,000 b                                        290,000
Case New Holland,
  Gtd. Notes                               7.13    3/1/14    650,000       320,000          65,000           780,000      1,815,000
Terex,
  Gtd. Notes                               7.38   1/15/14  1,110,000                       115,000         1,540,000      2,765,000

Manufacturing--.1%
Tyco International Group,
  Gtd. Notes                               6.88   1/15/29    530,000                        60,000           650,000      1,240,000

Media--1.3%
AOL Time Warner,
  Gtd. Notes                               6.75   4/15/11                  900,000                                          900,000
British Sky Broadcasting,
  Gtd. Notes                               6.88   2/23/09                  900,000                                          900,000
Clear Channel Communications,
  Sr. Unscd. Notes                         4.50   1/15/10  1,700,000                                       2,300,000      4,000,000
Comcast,
  Gtd. Notes                               5.66   7/14/09  4,385,000 c                     450,000 c       5,235,000 c   10,070,000
Comcast,
  Gtd. Notes                               5.50   3/15/11                  990,000                                          990,000
Comcast,
  Gtd. Notes                               6.30  11/15/17  1,465,000                       205,000         1,550,000      3,220,000
News America Holdings,
  Gtd. Debs.                               7.70  10/30/25                  775,000                         2,975,000      3,750,000
News America,
  Gtd. Notes                               6.15    3/1/37  2,800,000                       435,000                        3,235,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09                                                  1,613,000 b    1,613,000
Time Warner,
  Gtd. Notes                               5.73  11/13/09                                  290,000 c

Oil & Gas--1.1%
Amerada Hess,
  Unscd. Notes                             6.65   8/15/11                  810,000                                          810,000
Anadarko Petroleum,
  Sr. Unscd. Notes                         6.09   9/15/09                                  534,000 c                        534,000
ANR Pipeline,
  Sr. Notes                                7.00    6/1/25                                   50,000                           50,000
BJ Services,
  Sr. Unscd. Notes                         5.75    6/1/08  4,850,000 c                     500,000 c       6,750,000 c   12,100,000
Chesapeake Energy,
  Gtd. Notes                               7.50   6/15/14                  155,000                                          155,000
Enterprise Products Operating,
  Gtd. Notes, Ser. B                       4.00  10/15/07  4,000,000                       405,000         4,720,000      9,125,000
Enterprise Products Operating,
  Gtd. Notes, Ser. B                       5.60  10/15/14                1,395,000                                        1,395,000
Gazprom,
  Sr. Unscd. Notes                         6.51    3/7/22                  715,000 b                                        715,000
Northwest Pipeline,
  Sr. Unscd. Notes                         6.63   12/1/07                                  210,000                          210,000

Packaging & Containers--.0%
Ball,
  Gtd. Notes                               6.88  12/15/12                  205,000                                          205,000
Crown Americas/Capital,
  Gtd. Notes                               7.63  11/15/13                  575,000                                          575,000

Paper & Forest Products--.3%
Sappi Papier Holding,
  Gtd. Notes                               6.75   6/15/12  1,095,000 b                     105,000 b       1,530,000 b    2,730,000
Temple-Inland,
  Gtd. Notes                               6.88   1/15/18  1,100,000       700,000 c       105,000 c       1,525,000      3,430,000

Property & Casualty
  Insurance--1.5%
Allmerica Financial,
  Debs.                                    7.63  10/15/25    760,000                        75,000           910,000      1,745,000
Allstate,
  Jr. Sub. Debs.                           6.50   5/15/57                  270,000 a,c                                      270,000
American International Group,
  Sr. Notes                                5.05   10/1/15                  470,000                                          470,000
Chubb,
  Sr. Unscd. Notes                         5.47   8/16/08  2,375,000     1,600,000         250,000         3,350,000      7,575,000
Hartford Financial Services
  Group,
  Sr. Unscd. Notes                         5.55   8/16/08    875,000       730,000                         1,190,000      2,795,000
Hartford Financial Services
  Group,
  Sr. Notes                                5.66  11/16/08  1,950,000                       250,000                        2,200,000
Leucadia National,
  Sr. Unscd. Notes                         7.13   3/15/17  3,465,000                       355,000         3,900,000      7,720,000
Lincoln National,
  Sr. Unscd. Notes                         5.78   3/12/10                  720,000 c       240,000 c                        960,000
Metlife,
  Sr. Notes                                5.50   6/15/14                2,195,000                                        2,195,000
Nippon Life Insurance,
  Notes                                    4.88    8/9/10  1,350,000 b     850,000 b                       1,900,000 b    4,100,000
Pacific Life Global Funding,
  Notes                                    3.75   1/15/09  1,545,000 b                                                    1,545,000
Phoenix Cos.,
  Sr. Unscd. Notes                         6.68   2/16/08    735,000       355,000          70,000         1,025,000      2,185,000

Real Estate Investment
  Trusts--2.7%
Archstone-Smith Operating Trust,
  Notes                                    3.00   6/15/08  1,000,000                        85,000                        1,085,000
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                         5.25    5/1/15    180,000 a     900,000                           230,000 a    1,310,000
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                         5.63   8/15/14    340,000                                         455,000        795,000
Arden Realty,
  Notes                                    5.25    3/1/15                  675,000                                          675,000
Avalonbay Communities,
  Sr. Unscd. Notes                         6.63   9/15/11                  370,000                                          370,000
Boston Properties,
  Sr. Notes                                5.63   4/15/15    810,000                        85,000         1,120,000      2,015,000
Boston Properties,
  Sr. Notes                                5.00    6/1/15                  810,000                                          810,000
Commercial Net Lease Realty,
  Sr. Unscd. Notes                         6.15  12/15/15  1,100,000       375,000         100,000         1,505,000      3,080,000
Duke Realty,
  Notes                                    3.50   11/1/07    925,000       890,000          70,000         1,055,000      2,940,000
Duke Realty,
  Sr. Unscd. Notes                         5.63   8/15/11    350,000                                                        350,000
Duke Realty,
  Sr. Notes                                5.88   8/15/12                2,210,000         255,000                        2,465,000
Duke Realty,
  Sr. Notes                                6.95   3/15/11                                  170,000                          170,000
ERP Operating,
  Notes                                    4.75   6/15/09    560,000                        55,000         1,000,000      1,615,000
ERP Operating,
  Unscd. Notes                             5.50   10/1/12                  340,000                                          340,000
ERP Operating,
  Notes                                    5.25   9/15/14                  150,000                                          150,000
ERP Operating,
  Notes                                    5.13   3/15/16    825,000 a     615,000 a        75,000         1,125,000 a    2,640,000
ERP Operating,
  Unscd. Notes                             5.38    8/1/16                  255,000                                          255,000
Federal Realty Investment Trust,
  Sr. Unscd. Notes                         5.40   12/1/13    650,000                        50,000           825,000      1,525,000
Federal Realty Investment Trust,
  Notes                                    6.00   7/15/12    570,000       155,000          55,000           760,000      1,540,000
Federal Realty Investment Trust,
  Sr. Unscd. Notes                         5.65    6/1/16                  550,000                                          550,000
Healthcare Realty Trust,
  Sr. Unscd. Notes                         5.13    4/1/14  2,820,000       875,000                         3,800,000      7,495,000
Healthcare Realty Trust,
  Unscd. Notes                             8.13    5/1/11                                  225,000                          225,000
HRPT Properties Trust,
  Sr. Unscd. Notes                         6.29   3/16/11  1,350,000 c     412,000 c       125,000 c       1,788,000 c    3,675,000
Istar Financial,
  Sr. Unscd. Notes                         6.07    3/9/10  2,935,000 c   1,100,000 c       300,000 c       3,435,000 c    7,770,000
Liberty Property,
  Sr. Unscd. Notes                         5.50  12/15/16                  320,000                                          320,000
Mack-Cali Realty,
  Bonds                                    5.80   1/15/16                  690,000                                          690,000
Mack-Cali Realty,
  Notes                                    5.25   1/15/12    580,000       675,000          55,000           800,000      2,110,000
Mack-Cali Realty,
  Unscd. Notes                             5.05   4/15/10  1,600,000       400,000         335,000         2,300,000      4,635,000
Mack-Cali Realty,
  Sr. Unscd. Notes                         5.13   1/15/15                                   75,000                           75,000
Regency Centers,
  Gtd. Notes                               5.25    8/1/15  1,450,000 a     220,000         125,000         2,000,000      3,795,000
Regency Centers,
  Sr. Unscd. Notes                         5.88   6/15/17                  185,000                                          185,000
Simon Property Group,
  Notes                                    4.60   6/15/10  1,098,000                       105,000                        1,203,000
Simon Property Group,
  Notes                                    4.88   8/15/10    850,000                        75,000         1,180,000      2,105,000
Simon Property Group,
  Unsub. Notes                             5.00    3/1/12                1,000,000                                        1,000,000
Simon Property Group,
  Unscd. Notes                             5.75    5/1/12                  200,000                                          200,000
Socgen Real Estate,
  Bonds                                    7.64  12/29/49                1,590,000 b,c                                    1,590,000

Residential Mortgage Pass-
  Through Ctfs.--3.4%
American General Mortgage Loan
  Trust, Ser. 2006-1, Cl. A1               5.75  12/25/35    598,112 b,c                    55,210 b,c                      653,322
Banc of America Mortgage
  Securities, Ser. 2001-4,
  Cl. 2B3                                  6.75   4/20/31    154,643                                                        154,643
Banc of America Mortgage
  Securities, Ser. 2004-F,
  Cl. 2A7                                  4.15   7/25/34                                  270,857 c                        270,857
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B2                     6.83   4/25/36                  187,960 b,c                                      187,960
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B3                     8.08   4/25/36    388,451 b,c                                     522,112 b,c    910,563
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. M6                     5.77   4/25/36    375,921 b,c                                     425,208 b,c    801,129
ChaseFlex Trust,
  Ser. 2006-2, Cl. A1A                     5.59   9/25/36    390,766       303,929 c        43,418 c                        738,113
ChaseFlex Trust,
  Ser. 2006-2, Cl. A5                      5.99   9/25/36  1,200,000                       120,000 c       1,600,000 c    2,920,000
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF2                   4.92   8/25/35     96,192 c     138,517 c         9,619 c         130,822 c      375,150
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF7                   5.25   8/25/35                1,650,000 c                                      1,650,000
Citigroup Mortgage Loan Trust,
  Ser. 2006-WF1, Cl. A2A                   5.70   3/25/36                   45,828 c                                         45,828
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Ser. 2002-J4, Cl. B3                     5.85  10/25/32                                                    329,460 c      329,460
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2003-8, Cl. B3                      5.00   5/25/18    230,943 b                                                      230,943
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2005-31, Cl. 2A1                    5.50   1/25/36    922,845 c                                                      922,845
CSAB Mortgage Backed Trust,
  Ser. 2006-3, Cl. A1A                     6.00  11/25/36                1,912,021 c        74,536 c                      1,986,557
First Horizon Alternative Mortgage
  Securities, Ser. 2004-FA1,
  Cl. 1A1                                  6.25  10/25/34  5,518,007     3,705,877                         3,358,118     12,582,002
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M2                     5.88   2/25/36  1,291,836 c                     121,956 c       1,788,695 c    3,202,487
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M3                     6.63   2/25/36  1,038,889 c                      90,338 c       1,460,768 c    2,589,995
Impac Secured Assets CMN Owner
  Trust, Ser. 2006-1, Cl. 2A1              5.48   5/25/36    704,489 c     474,356 c        65,752 c         962,802 c    2,207,399
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B1                    6.05   6/25/36    399,271 c                                       498,997 c      898,268
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B2                    6.05   6/25/36                  119,759 c                                        119,759
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR25, Cl. 4A2                  6.14   9/25/36  1,087,488 c   1,268,736 c        90,624 c       1,449,984 c    3,896,832
J.P. Morgan Alternative Loan
  Trust, Ser. 2006-S4, Cl. A6              5.71  12/25/36    890,000 c                     105,000 c       1,000,000 c    1,995,000
J.P. Morgan Mortgage Trust,
  Ser. 2005-A1, Cl. 5A1                    4.49   2/25/35    744,909 c                      65,521 c       1,036,578 c    1,847,008
New Century Alternative Mortgage
  Loan Trust, Ser. 2006-ALT2,
  Cl. AF6A                                 5.89  10/25/36    695,000 c                      70,000 c         890,000 c    1,655,000
Nomura Asset Acceptance,
  Ser. 2005-AP1, Cl. 2A5                   4.86   2/25/35                                  200,000 c                        200,000
Nomura Asset Acceptance,
  Ser. 2005-AP2, Cl. A5                    4.98   5/25/35  1,725,000 c     775,000 c       150,000 c       2,355,000 c    5,005,000
Nomura Asset Acceptance,
  Ser. 2005-WF1, Cl. 2A5                   5.16   3/25/35  1,195,000 c     779,000 c       115,000 c       1,630,000 c    3,719,000
Prudential Home Mortgage
  Securities, Ser. 1994-A, Cl. 5B          6.73   4/28/24                                                      3,287 b,c      3,287
Residential Funding Mortgage
  Securities I, Ser. 2004-S3,
  Cl. M1                                   4.75   3/25/19                1,126,404                                        1,126,404
Structured Asset Mortgage
  Investments, Ser. 1998-2, Cl. B          5.86   4/30/30                                    1,691 c                          1,691
Terwin Mortgage Trust,
  Ser. 2006-9HGA Cl. A1                    5.21  10/25/37    697,702 b,c                                                    697,702
Washington Mutual,
  Ser. 2004-AR7, Cl. A6                    3.94   7/25/34                                  135,000 c                        135,000
Washington Mutual,
  Ser. 2003-AR10, Cl. A6                   4.06  10/25/33                                  203,000 c                        203,000
Washington Mutual,
  Ser. 2004-AR9, Cl. A7                    4.15   8/25/34                                  165,000 c                        165,000
Washington Mutual Pass-Through
  Certificates, Ser. 2005-AR4,
  Cl. A4B                                  4.67   4/25/35  3,325,000 c   1,025,000 c                       4,525,000 c    8,875,000
Wells Fargo Mortgage Backed
  Securities Trust,
  Ser. 2005-AR1, Cl. 1A1                   4.54   2/25/35  4,288,950 c                     418,843 c       5,696,261 c   10,404,054
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2003-1,
  Cl. 2A9                                  5.75   2/25/33  1,800,000                       150,000         2,500,000      4,450,000

Retail--.5%
CVS Caremark,
  Sr. Unscd. Notes                         5.92    6/1/10  1,055,000 c     370,000 c       110,000 c       1,155,000 c    2,690,000
CVS Caremark,
  Sr. Unscd. Notes                         5.75   8/15/11                  255,000                                          255,000
Delhaize Group,
  Sr. Unscd. Notes                         6.50   6/15/17                  190,000 b                                        190,000
Federated Retail Holding,
  Gtd. Bonds                               5.35   3/15/12                  155,000                                          155,000
Federated Retail Holding,
  Gtd. Notes                               5.90   12/1/16                  265,000                                          265,000
Home Depot,
  Sr. Unscd. Notes                         5.82  12/16/09    815,000 c                      85,000 c       1,015,000 c    1,915,000
Lowe's Companies,
  Sr. Unscd. Notes                         5.60   9/15/12  1,270,000       165,000         180,000         1,325,000      2,940,000
May Department Stores,
  Unscd. Notes                             4.80   7/15/09                                   45,000                           45,000
May Department Stores,
  Gtd. Notes                               5.95   11/1/08    760,000                                       1,035,000      1,795,000
Saks,
  Gtd. Notes                               8.25  11/15/08        429                                                            429

State/Territory Gen Oblg--1.6%
California
  GO (Insured; AMBAC)                      3.50   10/1/27    525,000                        75,000           550,000      1,150,000
Erie Tobacco Asset
  Securitization/NY, Tobacco
  Settlement Asset-Backed Bonds            6.00    6/1/28                  595,000          75,000                          670,000
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds            7.31    6/1/34  4,525,000     2,410,000         410,000         5,505,000     12,850,000
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds            7.54    6/1/34  1,050,000 c     600,000 c       100,000 c       1,500,000 c    3,250,000
New York Counties Tobacco Trust
  IV, Tobacco Settlement
  Pass-Through Bonds                       6.00    6/1/27  1,750,000                       160,000         2,420,000      4,330,000
Tobacco Settlement Authority of
  Iowa, Tobacco Settlement
  Asset-Backed Bonds                       6.50    6/1/23  3,255,000     2,250,000         165,000         3,965,000      9,635,000
Tobacco Settlement Financing
  Corporation of New Jersey,
  Tobacco Settlement
  Asset-Backed Bonds                       4.50    6/1/23    715,000                       460,000                        1,175,000
Tobacco Settlement Finance
  Authority of West Virginia,
  Tobacco Settlement
  Asset-Backed Bonds                       7.47    6/1/47                                  300,000                          300,000
Washington Convention Center
  Authority, Senior Lien
  Dedicated Tax Revenue
  (Insured; AMBAC)                         4.50   10/1/23  1,345,000                       190,000         1,415,000      2,950,000

Steel--.0%
US Steel,
  Sr. Unsub. Notes                         5.65    6/1/13                  320,000                                          320,000

Telecommunications--2.4%
America Movil,
  Gtd. Notes                               5.30   6/27/08    455,000 b,c                    45,000 b,c       565,000 b,c  1,065,000
AT & T,
  Notes                                    5.46    2/5/10  2,390,000 c                     245,000 c       2,930,000 c    5,565,000
AT & T,
  Sr. Notes                                5.65   5/15/08  2,700,000 c     450,000 c       125,000 c       3,700,000 c    6,975,000
AT & T Wireless,
  Sr. Unsub. Notes                         8.75    3/1/31                  440,000                                          440,000
AT & T,
  Sr. Unscd. Notes                         7.30  11/15/11                  740,000 c                                        740,000
France Telecom,
  Unsub. Notes                             7.75    3/1/11  1,280,000 c                     110,000 c       1,090,000 c    2,480,000
Intelsat,
  Sr. Unscd. Notes                         5.25   11/1/08  1,540,000                       200,000         1,985,000      3,725,000
KPN,
  Sr. Unsub. Bonds                         8.38   10/1/30                  330,000                                          330,000
Nextel Communications,
  Gtd. Notes, Ser. F                       5.95   3/15/14  1,035,000       500,000          95,000         1,405,000      3,035,000
Qwest,
  Bank Note, Ser. B                        6.95   6/30/10    464,000 c                                                      464,000
Qwest,
  Bank Note, Ser. B                        6.95   6/30/10  1,858,000 c                                                    1,858,000
Qwest,
  Sr. Notes                                7.88    9/1/11    710,000                        65,000         1,965,000      2,740,000
Qwest,
  Notes                                    8.88   3/15/12                   50,000 c                                         50,000
Qwest,
  Sr. Notes                                8.94   6/15/13                                  100,000 c       1,600,000 c    1,700,000
Sprint Capital,
  Gtd. Notes                               8.75   3/15/32  1,235,000                       190,000         1,315,000      2,740,000
Telefonica Emisiones,
  Gtd. Notes                               5.89   6/19/09                                  240,000 c                        240,000
Telefonica Emisiones,
  Gtd. Notes                               5.98   6/20/11  2,425,000       625,000         470,000         3,205,000      6,725,000
Time Warner Cable,
  Sr. Unscd. Notes                         5.85    5/1/17  1,380,000 b     335,000 b       150,000 b       1,510,000 b    3,375,000
Time Warner,
  Gtd. Notes                               5.88  11/15/16  2,260,000                       265,000         2,410,000      4,935,000
U.S. West Communications,
  Notes                                    5.63  11/15/08                                   70,000                           70,000
Verizon Global Funding,
  Notes                                    7.75   6/15/32                  245,000                                          245,000
Windstream,
  Gtd. Notes                               8.13    8/1/13  1,435,000                       140,000         1,945,000      3,520,000

Textiles & Apparel--.1%
Mohawk Industries,
  Sr. Unscd. Notes                         5.75   1/15/11    990,000       700,000         275,000         1,370,000      3,335,000

Transportation--.2%
Ryder System,
  Notes                                    3.50   3/15/09  1,435,000                       130,000         1,980,000      3,545,000

U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
  Notes                                    5.13   8/23/10               13,515,000                                       13,515,000
Small Business Administration
  Participation Ctfs., Gov't
  Gtd. Ctfs., Ser. 97-J                    6.55   10/1/17                  509,198                                          509,198

U.S. Government Agencies/
  Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
  3.50%                                                                    261,236                                          261,236
  4.00%, 10/1/09                                                                            76,494                           76,494
  4.50%, 10/1/09                                                                            70,428                           70,428
  5.00%                                                                  1,670,000 f                                      1,670,000
  5.00%, 10/1/18                                                                           414,636                          414,636
  5.50%                                                   59,340,000 f  17,440,000 f     9,195,000 f      63,275,000 f  149,250,000
  5.50%, 6/1/34 - 4/1/37                                   7,605,237                       344,620         9,696,625     17,646,482
  6.00%, 7/1/37                                            1,392,268                                       1,669,764      3,062,032
  6.00%, 7/1/17 - 4/1/33                                                                 1,788,559                        1,788,559
  6.50%, 10/1/31 - 3/1/32                                     89,512                                         829,072        918,584
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 51, Cl. E, 10.00%,
    7/15/20                                                                296,225                                          296,225
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 2586, Cl. WE, 4.00%,
    12/15/32                                               4,550,989     2,163,703                                        6,714,692
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2731,
    Cl. PY, 5.00%, 5/15/26                                                                                 4,367,209 j    4,367,209
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only) Ser. 2750,
    Cl. IK, 5.00%, 5/15/26                                               4,617,400 j                                      4,617,400
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2752,
    Cl. GM, 5.00%, 3/15/26                                                                                 4,000,000 j    4,000,000
Federal National Mortgage
  Association:
  5.00%                                                   26,720,000 f  25,365,000 f     1,795,000 f      32,000,000 f   85,880,000
  5.50%                                                    5,535,000 f                     815,000 f       5,875,000 f   12,225,000
  6.00%                                                  100,380,000 f  29,955,000 f    12,150,000 f     100,380,000 f  242,865,000
  6.50%                                                    5,515,000 f                     645,000 f       5,850,000 f   12,010,000
  3.53%, 7/1/10                                                                            277,136                          277,136
  4.00%, 5/1/10                                                          1,377,551                                        1,377,551
  4.06%, 6/1/13                                                                            100,000                          100,000
  5.00%, 7/1/11 - 1/1/22                                   8,216,200                     1,873,938           832,086     10,922,224
  5.50%, 8/1/22 - 1/1/37                                  12,725,081       622,282       2,196,169        19,955,020     35,498,552
  6.00%, 1/1/19 - 8/1/37                                   1,714,218     1,549,871         218,502         5,481,229      8,963,820
  6.50%, 11/1/10 - 8/1/37                                  5,425,907                       811,807         7,665,930     13,903,644
  7.00%, 9/1/14 - 7/1/32                                                                    44,432            67,827        112,259
  8.00%, 12/1/25                                                            36,962                                           36,962
  Grantor Trust,
    Ser. 2001-T6, Cl. B, 6.09%,
    5/25/11                                                                                275,000
  Pass-Through Ctfs.,
    Ser. 2004-58, Cl. LJ,
    5.00%, 7/25/34                                         3,192,303     2,049,436                         4,459,645      9,701,384
  Pass-Through Ctfs.,
    Ser. 1988-16, Cl. B, 9.50%,
    6/25/18                                                                154,918                                          154,918
Government National Mortgage
  Association I:
  5.50%, 4/15/33                                                         4,510,118                                        4,510,118
  6.50%, 9/15/32                                                                            60,822                           60,822
  7.00%, 6/15/08                                                               432                                              432
  8.00%, 2/15/30 - 5/15/30                                                                   5,089                            5,089
  9.50%, 11/15/17                                                          308,407                                          308,407
  Ser. 2003-88, Cl. AC,
    2.91%, 6/16/18                                                                         190,991                          190,991
  Ser. 2003-64, Cl. A, 3.09%,
    4/16/24                                                                                  2,037                            2,037
  Ser. 2003-96, Cl. B, 3.61%,
    8/16/18                                                                                 68,319                           68,319
  Ser. 2004-9, Cl. A, 3.36%,
    8/16/22                                                                                 79,659                           79,659
  Ser. 2004-23, Cl. B, 2.95%,
    3/16/19                                                              2,361,724         120,233                        2,481,957
  Ser. 2004-43, Cl. A, 2.82%,
    12/16/19                                                                               313,158           520,626        833,784
  Ser. 2004-25, Cl. AC,
    3.38%, 1/16/23                                           326,420                       259,652                          586,072
  Ser. 2004-57, Cl. A, 3.02%,
    1/16/19                                                                                154,829                          154,829
  Ser. 2004-39, Cl. LC,
    5.50%, 12/20/29                                        4,800,000                                       5,535,000     10,335,000
  Ser. 2004-67, Cl. A, 3.65%,
    9/16/17                                                                                110,964                          110,964
  Ser. 2004-77, Cl. A, 3.40%,
    3/16/20                                                                                105,225                          105,225
  Ser. 2004-97, Cl. AB,
    3.08%, 4/16/22                                                                         187,617                          187,617
  Ser. 2004-108, Cl. A,
    4.00%, 5/16/27                                                                         111,336                          111,336
  Ser. 2004-51, Cl. A, 4.15%,
    2/16/18                                                                                151,096                          151,096
  Ser. 2005-87, Cl. A, 4.45%,
    3/16/25                                                                994,099                                          994,099
  Ser. 2005-9, Cl. A, 4.03%,
    5/16/22                                                                                 86,419                           86,419
  Ser. 2005-12, Cl. A, 4.04%,
    5/16/21                                                                                 60,685                           60,685
  Ser. 2005-42, Cl. A, 4.05%,
    7/16/20                                                1,611,293                       134,274         2,215,528      3,961,095
  Ser. 2005-14, Cl. A, 4.13%,
    2/16/27                                                                                106,763                          106,763
  Ser. 2005-67, Cl. A, 4.22%,
    6/16/21                                                  806,061                                       1,128,486      1,934,547
  Ser. 2005-34, Cl. A, 3.96%,
    9/16/21                                                1,255,831                                       1,742,267      2,998,098
  Ser. 2005-59, Cl. A, 4.39%,
    5/16/23                                                1,285,577                                       1,792,017      3,077,594
  Ser. 2005-50, Cl. A, 4.02%,
    10/16/26                                               1,184,876                        98,740         1,619,331      2,902,947
  Ser. 2005-29, Cl. A, 4.02%,
    7/16/27                                                1,788,493       860,288         158,474         2,490,307      5,297,562
  Ser. 2005-90, Cl. A, 3.76%,
    9/16/28                                                              1,348,502                                        1,348,502
  Ser. 2005-32, Cl. B, 4.39%,
    8/16/30                                                3,401,893     1,168,779         149,206         4,699,984      9,419,862
  Ser. 2005-79, Cl. A, 4.00%,
    10/16/33                                               1,316,705                       109,725         1,821,442      3,247,872
  Ser. 2006-6, Cl. A, 4.05%,
    10/16/23                                                               166,371                                          166,371
  Ser. 2006-3, Cl. A, 4.21%,
    1/16/28                                                              1,675,856                                        1,675,856
  Ser. 2006-5, Cl. A, 4.24%,
    7/16/29                                                              1,147,425                                        1,147,425
  Ser. 2006-55, Cl. A, 4.25%,
    7/16/29                                                              1,426,569                                        1,426,569
  Ser. 2006-66, Cl. A, 4.09%,
    1/16/30                                                              1,572,440                                        1,572,440
  Ser. 2007-46, Cl. A, 3.14%,
    11/16/29                                               1,240,264       639,976         138,910         1,289,875      3,309,025
  Ser. 2007-52, Cl. A, 4.05%,
    10/16/25                                               1,815,351       877,752         214,451         1,930,057      4,837,611
Federal National Mortgage
  Association, Grantor Trust,
  Ser. 2001-T11, Cl. B,
  5.50%, 9/25/11                                                                            75,000                           75,000
Government National Mortgage
  Association II:
  5.50%, 7/20/30                                              66,101 c                                       330,573 c      396,674
  6.38%, 4/20/30                                                                                             258,769 c      258,769
  6.50%, 2/20/31 - 7/20/31                                   271,775                                                        271,775
  7.00%, 11/20/29                                                757                                                            757

U.S. Government Securities--11.2%
U.S. Treasury Bonds
  4.50%, 2/15/36                                                         8,832,000 a       700,000                        9,532,000
  5.00%, 5/15/37                                             594,000 g  12,913,000         682,000 g       1,653,000 g   15,842,000
U.S. Treasury Notes:
  3.88%, 9/15/10                                          11,535,000                     4,720,000 a         230,000 a   16,485,000
  4.13%, 8/31/12                                                         7,730,000                                        7,730,000
  4.25%, 1/15/11                                          25,505,000 a                   1,540,000 a                     27,045,000
  4.38%, 12/31/07                                                        8,160,000 h                                      8,160,000
  4.50%, 5/15/10                                                           730,000 a                                        730,000
  4.50%, 9/30/11                                                         4,580,000 a                                      4,580,000
  4.50%, 4/30/12                                          14,310,000 a                  12,590,000 a      14,555,000 a   41,455,000
  4.50%, 5/15/17                                           4,625,000 a                     510,000 a       5,260,000 a   10,395,000
  4.63%, 12/31/11                                                        6,410,000 a                                      6,410,000
  4.63%, 11/15/16                                         25,790,000 a   7,045,000 a     3,925,000 a      12,425,000 a   49,185,000
  4.75%, 8/15/17                                           5,350,000 g  16,064,000       2,210,000 g      21,021,000 g   44,645,000
  5.13%, 6/30/08                                                         8,442,000 a                                      8,442,000

Total Bonds and Notes
  (cost $750,962,326, $390,304,526,
  $110,300,634 and $793,545,334
  respectively)

                                              Dreyfus                                  Dreyfus
                                           Intermediate   Dreyfus     Dreyfus Premier  Premier        Pro Forma
                                           Term Income     A-Bonds       Managed      Core Bond       Combined
                                               Fund       Plus, Inc.   Income Fund      Fund             (*)

Bonds and Notes--90.1%                                                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--.1%
L-3 Communications,
  Gtd. Bonds                                   511,500                    52,313      726,562        1,290,375
Raytheon,
  Sr. Notes                                                 379,610                                    379,610
                                               511,500      379,610       52,313      726,562        1,669,985

Agricultural--.3%
Philip Morris,
  Debs.                                      1,841,723    1,817,085      129,352    2,463,844        6,252,004

Asset-Backed Ctfs./Auto
  Receivables--1.5%
Americredit Prime Automobile
  Receivables, Ser. 2007-1, Cl. E            1,119,161      530,129      117,806    1,207,516        2,974,612
Capital Auto Receivables
  Asset Trust, Ser. 2005-1,
 Cl. C,                                                                  422,255                       422,255
Capital Auto
  Receivables Asset
  Trust, Ser. 2005-1, Cl. D                    893,812                              1,092,437        1,986,249
Capital Auto Receivables Asset
  Trust, Ser. 2006-1, Cl. D                  1,072,742                                               1,072,742
Capital Auto Receivables Asset
  Trust, Ser. 2007-1, Cl. D                    477,521                   477,521      676,170        1,631,212
Daimler Chrysler Auto Trust,
  Ser. 2004-A, Cl. CTFS                                                  109,939                       109,939
Ford Credit Auto Owner Trust,
  Ser. 2004-A, Cl. C                           997,778                    49,889    1,396,889        2,444,556
Ford Credit Auto Owner Trust,
  Ser. 2005-A, Cl. A4                                     1,126,090                                  1,126,090
Ford Credit Auto Owner Trust,
  Ser. 2005-B, Cl. B                         1,398,250    1,134,523      124,400    1,975,464        4,632,637
Ford Credit Auto Owner Trust,
  Ser. 2005-C, Cl. C                           713,789      361,852       84,267      763,358        1,923,266
Ford Credit Auto Owner Trust,
  Ser. 2006-B, Cl. D                           681,056                                875,644        1,556,700
Ford Credit Auto Owner Trust,
  Ser. 2006-C, Cl. C                                        335,620                                    335,620
Ford Credit Auto Owner Trust,
  Ser. 2007-A, Cl. D                         1,513,955      288,372      240,310    1,634,110        3,676,747
GS Auto Loan Trust,
  Ser. 2004-1, Cl. A4                                                                 201,478          201,478
Hyundai Auto Receivables Trust,
  Ser. 2006-B, Cl. C                           490,403                    49,536                       539,939
Hyundai Auto Receivables Trust,
  Ser. 2007-A, Cl. A3A                                      464,978                                    464,978
Wachovia Automobile Loan Owner
  Trust, Ser. 2007-1, Cl. D                                 915,563                                    915,563
WFS Financial Owner Trust,
  Ser. 2004-1, Cl. A4                                                                 223,414          223,414
WFS Financial Owner Trust,
  Ser. 2004-3, Cl. B                            81,549                    49,590                       131,139
WFS Financial Owner Trust,
  Ser. 2004-4, Cl. B                            85,672                    54,631                       140,303
WFS Financial Owner Trust,
  Ser. 2005-2, Cl. B                         2,051,371      571,205      168,878    2,543,104        5,334,558
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. B                                        386,764       94,212                       480,976
WFS Financial Owner Trust,
  Ser. 2005-3, Cl. C                                                      49,330                        49,330
                                            11,577,059    6,115,096    2,092,564   12,589,584       32,374,303

Asset-Backed Ctfs./Credit Cards--2%
American Express Credit Account
  Master Trust, Ser. 2007-6,
  Cl. C                                      2,131,810    2,025,702      419,610    2,266,857        6,843,979
BA Credit Card Trust,
  Ser. 2007-C1, Cl. C1                                    2,733,047                                  2,733,047
Chase Issuance Trust,
  Ser. 2006-C4, Cl. C4                                                   417,155                       417,155
Citibank Credit Card Issuance
  Trust, Ser. 2006-C4, Cl. C4                9,975,770    4,415,265                                 14,391,035
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                                  957,200                                    957,200
MBNA Credit Card Master Note
  Trust, Ser. 2002-C1, Cl. C1                5,426,033                             11,661,644       17,087,677
                                            17,533,613   10,131,214      836,765   13,928,501       42,430,093

Asset-Backed Ctfs./Home Equity
  Loans--2%
Accredited Mortgage Loan Trust,
  Ser. 2006-1, Cl. A1                                       230,706                                    230,706
Ameriquest Mortgage Securities,
  Ser. 2003-11, Cl. AF6                                     900,844                                    900,844
Bayview Financial Acquisition
  Trust, Ser. 2005-B, Cl. 1A6                1,595,217                              2,266,185        3,861,402
Carrington Mortgage Loan Trust,
  Ser. 2006-RFC1, Cl. A1                                    239,066                                    239,066
Centex Home Equity,
  Ser. 2006-A, Cl. AV1                         157,803      112,595                   341,196          611,594
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF1, Cl. A5                      1,656,089                   136,384    2,289,299        4,081,772
Citicorp Residential Mortgage
  Securities, Ser. 2006-1, Cl. A1              901,453    1,583,983      100,448                     2,585,884
Citicorp Residential Mortgage
  Securities, Ser. 2006-2,
  Cl. A1A                                      393,295      757,358                                  1,150,653
Citicorp Residential Mortgage
  Securities, Ser. 2006-2, Cl. A2                         1,586,741                                  1,586,741
Citicorp Residential Mortgage
  Securities, Ser. 2007-2,
  Cl. A1A                                                 1,624,920      525,709                     2,150,629
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M8                            86,768                                     86,768
Citicorp Residential Mortgage
  Securities, Ser. 2007-2, Cl. M9                           330,519                                    330,519
Countrywide Asset-Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                      247,847                    23,730                       271,577
Countrywide Asset-Backed
  Certificates, Ser. 2006-SPS1,
  Cl. A                                                     784,162                                    784,162
Credit-Based Asset Servicing and
  Securitization, Ser. 2005-CB8,
  Cl. AF1B                                                  163,381                                    163,381
Credit-Based Asset Servicing and
  Securitization, Ser. 2006-CB2,
  Cl. AF1                                                   118,564                                    118,564
Credit Suisse Mortgage Capital
  Certificates, Ser. 2007-1,
  Cl. 1A6A                                   1,515,566                   159,533    1,709,997        3,385,096
First NLC Trust,
  Ser. 2005-3, Cl. AV2                                      311,470                                    311,470
GSAA Trust,
  Ser. 2006-7, Cl. AV1                                      588,677                                    588,677
GSAMP Trust,
  Ser. 2006-S4, Cl. A1                                      276,853                                    276,853
J.P. Morgan Mortgage Acquisition,
  Ser. 2006-CW1, Cl. A2                                     183,158                                    183,158
J.P. Morgan Mortgage Acquisition,
  Ser. 2007-HE1, Cl. AF1                                  1,254,726                                  1,254,726
Morgan Stanley ABS Capital I,
  Ser. 2006-HE3, Cl. A2A                       615,473      183,211       14,313                       812,997
Morgan Stanley Mortgage Loan
  Trust, Ser. 2006-15XS, Cl. A6B               749,695      491,354       75,983      967,512        2,284,544
Newcastle Mortgage Securities
  Trust, Ser. 2006-1, Cl. A1                                428,295                                    428,295
Ownit Mortgage Loan Asset Backed
  Certificates, Ser. 2006-1,
  Cl. AF1                                                   779,583                                    779,583
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-6, Cl. M1                 1,480,711                   140,789    2,039,012        3,660,512
Popular ABS Mortgage Pass-Through
  Trust, Ser. 2005-D, Cl. A1                                242,693                                    242,693
Renaissance Home Equity Loan
  Trust, Ser. 2005-2, Cl. M9                                              87,476                        87,476
Renaissance Home Equity Loan
  Trust, Ser. 2006-2, Cl. AF1                               478,518                                    478,518
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M2            1,554,088                              2,063,946        3,618,034
Residential Asset Mortgage
  Products, Ser. 2005-RS2, Cl. M3              474,908                                581,521        1,056,429
Residential Asset Securities,
  Ser. 2001-KS3, Cl. MII1                                                 48,633                        48,633
Residential Asset Securities,
  Ser. 2003-KS7, Cl. MI3                       536,582      175,421                   727,688        1,439,691
Residential Asset Securities,
  Ser. 2005-AHL2, Cl. M3                       431,837                                532,599          964,436
Residential Asset Securities,
  Ser. 2006-EMX4, Cl. A1                                    291,529                                    291,529
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI1                                      212,445                                291,128          503,573
Residential Funding Mortgage
  Securities II, Ser. 2006-HSA2,
  Cl. AI2                                                   237,842                                    237,842
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M2                          896,000                              1,120,000        2,016,000
Soundview Home Equity Loan Trust,
  Ser. 2005-B, Cl. M3                                       312,185                                    312,185
Sovereign Commercial Mortgage
  Securities, Ser. 2007-C1, Cl. D                           363,699                                    363,699
Specialty Underwriting &
  Residential Finance,
  Ser. 2006-BC2, Cl. A2A                                    653,185                                    653,185
Wells Fargo Home Equity Trust,
  Ser. 2006-1, Cl. A1                                       165,036                                    165,036
                                            13,419,009   15,937,042    1,312,998   14,930,083       45,599,132

Asset-Backed Ctfs./Manufactured
  Housing--.4%
Green Tree Financial,
  Ser. 1994-7, Cl. M1                        1,320,343      460,874       59,789    1,893,321        3,734,327
Origen Manufactured Housing,
  Ser. 2004-B, Cl. A2                                                     36,820                        36,820
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A1                                       378,996                                    378,996
Origen Manufactured Housing,
  Ser. 2005-B, Cl. A2                        1,381,597                   115,552    1,507,197        3,004,346
Origen Manufactured Housing,
  Ser. 2005-B, Cl. M2                          750,809                              1,007,797        1,758,606
Vanderbilt Mortgage Finance,
  Ser. 1999-A, Cl. 1A6                                                    79,419                        79,419
                                             3,452,749      839,870      291,580    4,408,315        8,992,514

Automobile Manufacturers--.7%
Daimler Chrysler N.A. Holding,
  Gtd. Notes                                 2,563,945                   318,009    1,937,865        4,819,819
DaimlerChrysler N.A. Holding,
  Gtd. Notes, Ser. E                         2,722,676                   249,787    3,741,806        6,714,269
DaimlerChrysler N.A. Holding,
  Gtd. Notes                                 1,369,921                   134,501    1,917,889        3,422,311
DaimlerChrysler N.A. Holding,
  Notes                                                     291,835       64,303                       356,138
                                             6,656,542      291,835      766,600    7,597,560       15,312,537

Automotive, Trucks & Parts--.1%
ERAC USA Finance,
  Notes                                                                               959,174          959,174
ERAC USA Finance,
  Notes                                                                             1,158,526        1,158,526
Goodyear Tire & Rubber,
  Sr. Notes                                    298,688                    30,375      384,750          713,813

Banks--6.4%                                    298,688                    30,375    2,502,450        2,831,513
BAC Capital Trust XIV,
  Bank Gtd. Notes                            2,790,213                   447,577    3,052,093        6,289,883
Barclays Bank,
  Sub. Notes                                                251,856                                    251,856
Barclays Bank,
  Jr. Sub. Bonds                                            127,751                                    127,751
Capital One Financial,
  Sr. Unsub. Notes                           5,243,471                   536,772    2,485,057        8,265,300
Chevy Chase Bank,
  Sub. Notes                                 1,192,550      469,200      141,738    1,671,525        3,475,013
Chuo Mitsui Trust & Banking,
  Sub. Notes                                                355,903                                    355,903
Colonial Bank,
  Sub. Notes                                 1,093,312      742,067      247,356    1,513,817        3,596,552
Colonial Bank,
  Sub. Notes                                   400,227      259,887                   561,358        1,221,472
Ford Motor Credit,
  Sr. Notes                                                              323,661                       323,661
Glitnir Banki,
  Sub. Notes                                                460,277                                    460,277
Greater Bay Bancorp,
  Sr. Notes, Ser. B                                                       99,955                        99,955
ICICI Bank,
  Bonds                                        704,240      396,755                   843,104        1,944,099
Industrial Bank of Korea,
  Sub. Notes                                 2,585,027                   270,298    3,248,484        6,103,809
Islandsbanki,
  Notes                                        974,731                    86,976    1,244,656        2,306,363
J.P. Morgan & Co.,
  Sub. Notes                                 1,123,959                   162,012    1,169,525        2,455,496
Landsbanki Islands,
  Sr. Notes                                  2,465,518                   251,584    3,245,427        5,962,529
M&T Bank,
  Sr. Unscd. Bonds                                          248,066                                    248,066
Manufacturers & Traders Trust,
  Sub. Notes                                                456,210                                    456,210
Marshall and Ilsley Bank,
  Sub. Notes, Ser. BN                        2,435,285    2,615,677      260,566    2,655,764        7,967,292
Marshall and Ilsley,
  Sr. Unscd. Notes                           2,779,635    1,402,384      326,720    2,960,588        7,469,327
Morgan Stanley,
  Notes                                                                  679,786                       679,786
NB Capital Trust IV,
  Gtd. Cap. Secs.                                         1,040,740      187,333                     1,228,073
Northern Rock,
  Sub. Notes                                                683,362                                    683,362
Northern Rock,
  Sub. Notes                                   245,309                                245,309          490,618
Northern Rock,
  Sub. Notes                                   792,270                                823,821        1,616,091
Northern Rock,
  Sub. Notes                                                             150,742                       150,742
Popular North America,
  Notes                                      1,317,129                   125,202    1,817,938        3,260,269
Regions Financial,
  Sr. Notes                                               1,446,646                                  1,446,646
Resona Bank,
  Notes                                                     362,683                                    362,683
Royal Bank of Scotland,
  Bonds                                      1,858,890                              1,884,354        3,743,244
Royal Bank of Scotland,
  Bonds                                                   1,064,406      295,385                     1,359,791
Shinsei Finance Cayman,
  Jr. Sub. Bonds                                            738,347                                    738,347
Societe Generale,
  Sub. Notes                                                313,164                                    313,164
Sovereign Bancorp,
  Sr. Notes                                                 904,312                                    904,312
Sovereign Bancorp,
  Sr. Unscd. Notes                           2,106,160      585,322      250,138    1,851,019        4,792,639
Sovereign Bancorp,
  Sr. Notes                                  2,142,737                   194,794    2,961,872        5,299,403
SunTrust Preferred Capital I,
  Bank Gtd. Notes                            2,823,612      692,399      324,102    3,069,144        6,909,257
USB Capital IX,
  Gtd. Notes                                 5,593,081    1,417,048      796,150    6,419,275       14,225,554
Wachovia,
  Sr. Notes                                                              152,225                       152,225
Wachovia Bank,
  Sub. Notes                                                802,992                                    802,992
Wachovia,
  Sub. Notes                                                929,997                                    929,997
Washington Mutual,
  Notes                                                     785,965                                    785,965
Wells Fargo & Co.,
  Notes                                      4,085,141                   774,181    4,382,154        9,241,476
Wells Fargo Bank N.A.,
  Sub. Notes                                 2,011,709    3,030,834                 1,985,170        7,027,713
Wells Fargo & Co.,
  Sub. Notes                                                559,067                                    559,067
Western Financial Bank,
  Sub. Debs.                                 1,820,242                   177,192    2,566,595        4,564,029
World Savings Bank,
  Sr. Notes                                  4,061,699                   329,732    4,276,525        8,667,956
Zions Bancorporation,
  Sr. Unscd. Notes                           2,351,887      620,498      105,084                     3,077,469
Zions Bancorporation,
  Sub. Notes                                                829,936                                    829,936
                                            54,998,034   24,593,751    7,697,261   56,934,574      144,223,620

Building & Construction--.5%
American Standard,
  Gtd. Notes                                 1,537,385                   145,700    2,125,209        3,808,294
Centex,
  Sr. Unscd. Notes                             718,858                    64,449    1,001,443        1,784,750
D.R. Horton,
  Gtd. Notes                                 1,224,359                   107,636    1,677,326        3,009,321
D.R. Horton,
  Sr. Unsub. Notes                                                        13,940                        13,940
Masco,
  Sr. Unscd. Notes                           1,372,454      404,825      138,233    1,599,551        3,515,063
Owens Corning,
  Gtd. Notes                                                203,167                                    203,167
                                             4,853,056      607,992      469,958    6,403,529       12,334,535

Chemicals--.2%
Equistar Chemicals/Funding,
  Gtd. Notes                                   320,588      213,725       30,088      435,750        1,000,151
ICI Wilmington,
  Gtd. Notes                                                721,638                                    721,638
Lubrizol,
  Sr. Notes                                                 808,723                                    808,723
RPM International,
  Sr. Notes                                  1,134,562                   124,404    1,408,250        2,667,216
Rohm and Haas Holdings,
  Unsub. Notes                                              219,599                                    219,599
                                             1,455,150    1,963,685      154,492    1,844,000        5,417,327

Commercial & Professional
  Services--.1%
ERAC USA Finance,
  Notes                                        695,774      198,793       69,577                       964,144
ERAC USA Finance,
  Notes                                        804,091      380,885      105,802                     1,290,778
ERAC USA Finance,
  Bonds                                                     532,711                                    532,711
                                             1,499,865    1,112,389      175,379                     2,787,633

Commercial Mortgage Pass-Through
  Ctfs.--4.2%
Banc of America Commercial
  Mortgage, Ser. 2005-2, Cl. A2                           1,418,000                                  1,418,000
Banc of America Commercial
  Mortgage, Ser. 2002-2, Cl. A3                             299,925                                    299,925
Bayview Commercial Asset Trust,
  Ser. 2003-2, Cl. A                           497,361      298,417                   679,727        1,475,505
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. A                           635,118      302,437                                    937,555
Bayview Commercial Asset Trust,
  Ser. 2004-1, Cl. M2                          194,878                                287,188          482,066
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. A2                       1,501,876                   141,616    2,119,770        3,763,262
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B1                                                    76,487                        76,487
Bayview Commercial Asset Trust,
  Ser. 2005-3A, Cl. B3                         386,342      193,171       77,268      540,878        1,197,659
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. B3                                      170,644                                    170,644
Bayview Commercial Asset Trust,
  Ser. 2005-4A, Cl. M5                         397,544                    77,193      849,123        1,323,860
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B2                                      672,791                                    672,791
Bayview Commercial Asset Trust,
  Ser. 2006-2A, Cl. B3                         206,399                                300,217          506,616
Bayview Commercial Asset Trust,
  Ser. 2006-SP1, Cl. A1                                     391,209                                    391,209
Bayview Commercial Asset Trust,
  Ser. 2006-SP2, Cl. A                       1,673,874                   178,433    2,285,645        4,137,952
Bear Stearns Commercial Mortgage
  Securities, Ser. 2003-T12,
  Cl. A3                                                                 290,047                       290,047
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A2                                     1,109,523                              1,528,676        2,638,199
Bear Stearns Commercial Mortgage
  Securities, Ser. 2004-PWR5,
  Cl. A3                                                                 117,850                       117,850
Bear Stearns Commercial Mortgage
  Securities, Ser. 2005-T18,
  Cl. A2                                     1,352,238                   123,831    1,882,236        3,358,305
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW13,
  Cl. A3                                                    350,913                                    350,913
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-PW12,
  Cl. AAB                                                   725,088                                    725,088
Bear Stearns Commercial Mortgage
  Securities, Ser. 2006-T24,
  Cl. AAB                                                   774,525                                    774,525
Capco America Securitization,
  Ser. 1998-D7, Cl. A1B                        749,862      656,129       89,046      796,728        2,291,765
Chase Commercial Mortgage
  Securities, Ser. 1997-2, Cl. C                                          34,986                        34,986
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Ser. 2006-CD2,
  Cl. A2                                                    584,474                                    584,474
Credit Suisse/Morgan Stanley
  Commercial Mortgage
  Certificates, Ser. 2006-HC1A,
  Cl. A1                                     2,277,353      722,574       19,933    3,139,459        6,159,319
Crown Castle Towers,
  Ser. 2005-1A, Cl. D                        1,267,141      437,115      112,962    1,782,838        3,600,056
Crown Castle Towers,
  Ser. 2006-1A, Cl. B                                       272,665                                    272,665
Crown Castle Towers,
  Ser. 2006-1A, Cl. C                                       724,781                                    724,781
Crown Castle Towers,
  Ser. 2006-1A, Cl. D                          731,381      539,946       73,629      942,451        2,287,407
DLJ Commercial Mortgage,
  Ser. 1998-CF2, Cl. A1B                                                 115,795                       115,795
DLJ Commercial Mortgage,
  Ser. 1998-CGI, Cl. A1B                                                 291,765                       291,765
Global Signal Trust,
  Ser. 2006-1, Cl. D                         1,638,698      576,027      158,904    2,259,416        4,633,045
Global Signal Trust,
  Ser. 2006-1, Cl. E                           393,760      315,008       34,454      541,420        1,284,642
GMAC Commercial Mortgage
  Securities, Ser. 2003-C3,
  Cl. A2                                     1,062,635                              1,458,034        2,520,669
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. B                                                   1,618,992                                  1,618,992
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. E                                                     600,230                                    600,230
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. F                                      2,561,253                   299,878    2,723,482        5,584,613
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. G                                      1,391,980                   147,560    1,519,865        3,059,405
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. K                                        877,317      335,586       91,088      954,023        2,258,014
Goldman Sachs Mortgage Securities
  Corporation II, Ser. 2007-EOP,
  Cl. L                                      2,952,900                   318,450    3,218,275        6,489,625
Greenwich Capital Commercial
  Funding, Ser. 2007-GG9, Cl. AAB                         1,436,024                                  1,436,024
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2004-C1, Cl. A2                                      526,255                                    526,255
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2005-LDP5, Cl. A2                                  1,253,845                                  1,253,845
J.P. Morgan Chase Commercial
  Mortgage Securities,
  Ser. 2006-LDP7, Cl. ASB                                   726,841                                    726,841
Mach One Trust Commercial
  Mortgage-Backed, Ser. 2004-1A,
  Cl. A1                                                                  27,821                        27,821
Merrill Lynch Mortgage Trust,
  Ser. 2005-CIP1, Cl. A2                                    883,344                                    883,344
Merrill Lynch Mortgage Trust,
  Ser. 2005-CKI1, Cl. A2                                    301,987                                    301,987
Morgan Stanley Capital I,
  Ser. 1998-HF1, Cl. E                         301,196                                                 301,196
Morgan Stanley Capital I,
  Ser. 1999-RM1, Cl. A2                                                  117,004                       117,004
Morgan Stanley Capital I,
  Ser. 1999-CAM1, Cl. A4                                                  28,504                        28,504
Morgan Stanley Capital I,
  Ser. 2006-T21, Cl. A2                                     999,951                                    999,951
Morgan Stanley Capital I,
  Ser. 2006-IQ12, Cl. AAB                                 1,522,603                                  1,522,603
Morgan Stanley Capital I,
  Ser. 2006-HQ9, Cl. A3                                   1,570,310                                  1,570,310
Morgan Stanley Capital I,
  Ser. 2007-T27, Cl. A2                                     579,291                                    579,291
Morgan Stanley Dean Witter Capital
  I, Ser. 2001-PPM, Cl. A3                                               104,880                       104,880
Nationslink Funding Corporation,
  Ser. 1998-2, Cl. A2                          956,430      406,155      108,090    1,018,663        2,489,338
SBA CMBS Trust,
  Ser. 2006-1A, Cl. D                          680,614      230,136       68,551      871,577        1,850,878
TIAA Real Estate,
  Ser. 2007-C4, Cl. A3                                      505,468                                    505,468
Washington Mutual Commercial
  Mortgage Securities Trust,
  Ser. 2003-C1A, Cl. A                       3,428,013    2,186,538      322,274    4,762,269       10,699,094
                                            29,225,686   26,109,395    3,648,299   36,461,960       95,445,340

Diversified Financial
  Services--7.2%
Ameriprise Financial,
  Jr. Sub. Notes                             1,246,951      406,414      246,311    1,631,812        3,531,488
Amvescap,
  Gtd. Notes                                 2,800,903      376,124      292,181    3,188,798        6,658,006
Bear Stearns,
  Sr. Unscd. Notes                                          776,878                                    776,878
Boeing Capital,
  Sr. Notes                                                 950,573                                    950,573
Capmark Financial Group,
  Gtd. Notes                                 2,958,191      783,989      309,949    3,733,063        7,785,192
CIT Group,
  Sr. Notes                                  2,004,697                   182,245    2,778,007        4,964,949
Countrywide Financial,
  Gtd. Notes                                                             246,530                       246,530
Countrywide Financial,
  Gtd. Notes                                                506,639                                    506,639
Countrywide Home Loans,
  Gtd. Notes                                                361,461                                    361,461
Countrywide Home Loans,
  Notes                                      1,328,679                              1,848,197        3,176,876
Credit Suisse First Boston USA,
  Notes                                        780,210                   311,096      553,060        1,644,366
Credit Suisse Guernsey,
  Jr. Sub. Notes                                            634,880                                    634,880
Credit Suisse USA,
  Sr. Unsub. Notes                                        1,228,406                                  1,228,406
FCE Bank,
  Notes                            EUR                                              2,893,098        2,893,098
FCE Bank,
  Notes                            EUR       2,658,160                   315,489                     2,973,649
Ford Motor Credit,
  Sr. Notes                                  2,883,967                              2,584,459        5,468,426
Ford Motor Credit,
  Unscd. Notes                                            1,417,570                                  1,417,570
Fuji JGB Investment,
  Sub. Bonds                                 1,206,138      769,875      102,650    1,662,930        3,741,593
General Electric Capital,
  Sr. Unscd. Notes, Ser. A                   1,038,691                   145,989    1,095,903        2,280,583
General Electric Capital,
  Notes, Ser. A                              1,192,784                   168,978    1,257,394        2,619,156
Glencore Funding,
  Gtd. Notes                                 1,262,422      433,957      138,077    1,607,615        3,442,071
GMAC,
  Unsub. Notes                               1,637,936                   192,698    1,743,921        3,574,555
Goldman Sachs Capital II,
  Gtd. Bonds                                 1,553,398      468,861      161,023    1,728,629        3,911,911
Goldman Sachs Group,
  Sub. Notes                                                320,752                                    320,752
HSBC Finance Capital Trust IX,
  Gtd. Notes                                                380,272                                    380,272
HSBC Finance,
  Notes                                                     778,114                                    778,114
HSBC Finance,
  Sr. Notes                                  3,020,456                   276,382    4,140,788        7,437,626
International Lease Finance,
  Sr. Unscd. Notes                                                       123,959                       123,959
Janus Capital Group,
  Notes                                      1,983,944      553,069      350,108    2,156,461        5,043,582
Jefferies Group,
  Sr. Unscd. Debs.                                        1,073,661                                  1,073,661
Jefferies Group,
  Sr. Unscd. Notes                             867,402                   150,853    1,131,394        2,149,649
John Deere Capital,
  Notes                                        771,500      556,081       80,156                     1,407,737
JPMorgan Chase & Co.,
  Sub. Notes                                              1,426,092                                  1,426,092
Kaupthing Bank,
  Sr. Notes                                  2,286,279                   234,107    2,948,752        5,469,138
Kaupthing Bank,
  Sub. Notes                                                353,794                                    353,794
Lehman Brothers Holdings,
  Sr. Notes                                                 320,213                                    320,213
Leucadia National,
  Sr. Unscd. Notes                           1,061,500                   110,975    1,466,800        2,639,275
MBNA,
  Notes                                                   1,387,140                                  1,387,140
MBNA Capital A,
  Gtd. Cap. Secs., Ser. A                      942,005                    83,271    1,353,157        2,378,433
Merrill Lynch,
  Sub. Notes                                                998,350                                    998,350
Merrill Lynch & Co.,
  Notes, Ser. C                              4,228,552                   779,461    4,444,796        9,452,809
Merrill Lynch & Co.,
  Notes, Ser. C                                749,433                    79,410      880,459        1,709,302
Merrill Lynch & Co.,
  Sr. Unscd. Notes                           1,770,526                   210,410    1,888,561        3,869,497
Morgan Stanley,
  Notes                                      4,827,465                              5,083,617        9,911,082
Morgan Stanley,
  Sr. Unscd. Notes                           1,178,232      952,613      165,454    1,238,397        3,534,696
Morgan Stanley,
  Sub. Notes                                              1,805,025                                  1,805,025
MUFG Capital Finance 1,
  Bank Gtd. Bonds                                           561,685                                    561,685
Nuveen Investments,
  Sr. Unscd. Notes                                           87,920                                     87,920
NIPSCO Capital Markets,
  Notes                                                                   83,202                        83,202
Residential Capital,
  Gtd. Notes                                                              69,094                        69,094
Residential Capital,
  Gtd. Notes                                 1,038,056                   107,850      777,419        1,923,325
Residential Capital,
  Gtd. Notes                                   299,178                    35,578      321,819          656,575
Residential Capital,
  Gtd. Notes                                 1,451,588                   143,756    2,002,069        3,597,413
SB Treasury,
  Jr. Sub. Bonds                             2,445,329                   286,482    3,407,090        6,138,901
SLM,
  Unscd. Notes, Ser. A                       1,334,845      702,550      168,612    1,264,590        3,470,597
SLM,
  Unscd. Notes, Ser. A                       2,634,973                   274,076    2,985,982        5,895,031
SMFG Preferred Capital,
  Sub. Bonds                                                776,291                                    776,291
Tokai Preferred Capital,
  Bonds                                      2,320,145                   227,871    3,226,452        5,774,468
Wachovia,
  Sr. Notes                                  1,080,303                              1,139,229        2,219,532
Windsor Financing,
  Gtd. Notes                                   591,207      185,304                   816,219        1,592,730
                                            61,436,045   22,334,553    6,854,283   70,980,937      161,605,818

Diversified Metals & Mining--.0%
Falconbridge,
  Bonds                                        149,855                    14,596      212,132          376,583
Wellpoint,
  Sr. Unsub. Notes                                          387,964                                    387,964
                                               149,855      387,964       14,596      212,132          764,547

Electric Utilities--2.5%
AES,
  Sr. Notes                                    418,700                    21,200      487,600          927,500
Appalachian Power,
  Sr. Unscd. Notes                             927,237                   110,865    1,083,456        2,121,558
Cinergy,
  Debs.                                      1,028,846                              1,424,166        2,453,012
Cleveland Electric Illumination,
  Sr. Unscd. Notes                                          804,139                                    804,139
Consolidated Edison of NY,
  Sr. Unscd. Debs., Ser. D                                  655,695                                    655,695
Consumers Energy,
  First Mortgage Bonds, Ser. O                            1,144,654                                  1,144,654
Dominion Resources,
  Sr. Unscd. Notes, Ser. B                   1,335,814                   140,085    1,726,052        3,201,951
Enel Finance Internation,
  Gtd. Notes                                 1,937,067      277,444      277,444    2,002,645        4,494,600
FirstEnergy,
  Unsub. Notes, Ser. B                       2,669,769                   589,833    3,652,823        6,912,425
FPL Group Capital,
  Gtd. Debs.                                              1,591,487                                  1,591,487
Gulf Power,
  Sr. Unsub. Notes, Ser. M                                  777,120                                    777,120
IPALCO Enterprises,
  Scd. Notes                                                              79,688                        79,688
National Grid,
  Sr. Unscd. Notes                           1,023,249    1,013,118      151,968    1,362,644        3,550,979
Niagara Mohawk Power,
  Sr. Unscd. Notes, Ser. G                     862,046                    91,816      958,963        1,912,825
NiSource Finance,
  Gtd. Notes                                 1,662,456      382,117      272,941    2,014,797        4,332,311
NiSource Finance,
  Gtd. Notes                                                604,417                                    604,417
Nisource Finance,
  Sr. Unscd. Notes                             706,473                    95,878      741,797        1,544,148
Ohio Power,
  Unscd. Notes                               1,386,158      608,920      143,566    1,589,131        3,727,775
Southern,
  Sr. Unsub. Notes, Ser. A                                  475,104                                    475,104
TXU Electric Delivery,
  Bonds                                      4,395,858                   455,427    5,123,550        9,974,835
TXU,
  Sr. Notes, Ser. O                          2,367,127                   146,995    3,467,056        5,981,178
TXU,
  Unscd. Notes, Ser. C                                                    65,362                        65,362
                                            20,720,800    8,334,215    2,643,068   25,634,680       57,332,763

Environmental Control--.4%
Allied Waste North America,
  Scd. Notes, Ser. B                           469,063      296,250       44,438      557,938        1,367,689
Allied Waste North America,
  Scd. Notes                                   448,338      241,800       50,375      518,863        1,259,376
Oakmont Asset Trust,
  Notes                                      1,257,014                   129,179    1,619,710        3,005,903
Republic Services,
  Sr. Notes                                                 638,634                                    638,634
USA Waste Services,
  Sr. Unscd. Notes                                          367,413                                    367,413
Waste Management,
  Sr. Unsub. Notes                             962,577                              1,296,946        2,259,523
                                             3,136,992    1,544,097      223,992    3,993,457        8,898,538

Food & Beverages--.5%
H.J. Heinz,
  Notes                                      1,651,166      431,843      152,415    2,286,229        4,521,653
Kraft Foods,
  Sr. Unscd. Notes                           1,247,041      154,592      206,122    1,329,489        2,937,244
Safeway,
  Sr. Unscd. Notes                             923,111                    84,370    1,285,407        2,292,888
Tyson Foods,
  Sr. Unscd. Notes                             828,414      538,469       82,841    1,139,069        2,588,793
                                             4,649,732    1,124,904      525,748    6,040,194       12,340,578

Foreign/Governmental--2.5%
Arab Republic of Egypt,
  Unsub. Notes                     EGP       1,786,756                   203,624    1,900,492        3,890,872
Banco Nacional de
  Desenvolvimento
  Economico e Social, Unsub.
  Notes                                      2,070,640    1,179,668      219,010    2,643,053        6,112,371
Export-Import Bank of Korea,
  Sr. Notes                                               1,063,920                                  1,063,920
Federal Republic of Brazil,
  Unscd. Bonds                     BRL       3,444,337    1,114,157      502,962    3,508,003        8,569,459
Mexican Bonos,
  Bonds, Ser. M                    MXN       2,459,506                   249,355    3,418,086        6,126,947
Mexican Bonos,
  Bonds, Ser. M 30                 MXN       1,307,314                   137,316    1,445,193        2,889,823
Republic of Argentina,
  Bonds                                      6,381,448    1,173,436      886,470    6,776,381       15,217,735
Republic of Argentina,
  Bonds, Ser. VII                                           630,000                                    630,000
Republic of El Salvador,
  Unscd. Notes                                                            65,910                        65,910
Russian Federation,
  Unsub. Bonds                               4,057,771    1,015,312      445,068    5,264,323       10,782,474
                                            21,507,772    6,176,493    2,709,715   24,955,531       55,349,511

Health Care--.7%
American Home Products,
  Unscd. Notes                                              608,334                                    608,334
Baxter International,
  Sr. Unscd. Notes                           1,527,245                   139,931                     1,667,176
Community Health Systems,
  Sr. Notes                                                 320,075                                    320,075
Coventry Health Care,
  Sr. Unscd. Notes                                          387,503                                    387,503
HCA,
  Sr. Unscd. Notes                           1,122,923                   113,277    1,447,979        2,684,179
HCA,
  Sr. Unscd. Notes                           1,415,925                   152,250    1,492,050        3,060,225
Medco Health Solutions,
  Sr. Unscd. Notes                           3,455,993      290,109       63,297                     3,809,399
Pacific Life Global Funding,
  Notes                                                                  216,621                       216,621
Tenet Healthcare,
  Sr. Notes                                  1,060,400                   110,000    1,267,200        2,437,600
Teva Pharmaceutical Finance,
  Gtd. Notes                                                538,572                                    538,572
UnitedHealth Group,
  Sr. Unscd. Notes                                          375,305                                    375,305
                                             8,582,486    2,519,898      795,376    4,207,229       16,104,989

Lodging & Entertainment--.3%
Cinemark,
  Sr. Discount Notes                           190,000                    14,250      247,000          451,250
MGM Mirage,
  Gtd. Notes                                                366,625                                    366,625
MGM Mirage,
  Gtd. Notes                                 1,653,750                   162,750    2,157,750        3,974,250
Mohegan Tribal Gaming Authority,
  Sr. Unscd. Notes                             957,500                    19,150    1,297,413        2,274,063
                                             2,801,250      366,625      196,150    3,702,163        7,066,188

Machinery--.2%
Atlas Copco,
  Bonds                                                     286,709                                    286,709
Case New Holland,
  Gtd. Notes                                   669,500      329,600       66,950      803,400        1,869,450
Terex,
  Gtd. Notes                                 1,132,200                   117,300    1,570,800        2,820,300
                                             1,801,700      616,309      184,250    2,374,200        4,976,459

Manufacturing--.1%
Tyco International Group,
  Gtd. Notes                                   533,470                    60,393      654,256        1,248,119

Media--1.3%
AOL Time Warner,
  Gtd. Notes                                                936,184                                    936,184
British Sky Broadcasting,
  Gtd. Notes                                                921,275                                    921,275
Clear Channel Communications,
  Sr. Unscd. Notes                           1,577,586                              2,134,382        3,711,968
Comcast,
  Gtd. Notes                                 4,365,123                   447,960    5,211,270       10,024,353
Comcast,
  Gtd. Notes                                                992,676                                    992,676
Comcast,
  Gtd. Notes                                 1,491,846                   208,757    1,578,404        3,279,007
News America Holdings,
  Gtd. Debs.                                                854,550                 2,783,484        3,638,034
News America,
  Gtd. Notes                                 2,619,750                   406,997                     3,026,747
Pacific Life Global Funding,
  Notes                                                                             1,588,226        1,588,226
Time Warner,
  Gtd. Notes                                                             286,733                       286,733
                                            10,054,305    3,704,685    1,350,447   13,295,766       28,405,203

Oil & Gas--1.1%
Amerada Hess,
  Unscd. Notes                                              847,527                                    847,527
Anadarko Petroleum,
  Sr. Unscd. Notes                                                       531,159                       531,159
ANR Pipeline,
  Sr. Notes                                                               54,460                        54,460
BJ Services,
  Sr. Unscd. Notes                           4,858,143                   500,840    6,761,333       12,120,316
Chesapeake Energy,
  Gtd. Notes                                                159,650                                    159,650
Enterprise Products Operating,
  Gtd. Notes, Ser. B                         3,997,968                   404,794    4,717,602        9,120,364
Enterprise Products Operating,
  Gtd. Notes, Ser. B                                      1,368,415                                  1,368,415
Gazprom,
  Sr. Unscd. Notes                                          709,566                                    709,566
Northwest Pipeline,
  Sr. Unscd. Notes                                                       211,050                       211,050
                                             8,856,111    3,085,158    1,702,303   11,478,935       25,122,507

Packaging & Containers--.0%
Ball,
  Gtd. Notes                                                208,587                                    208,587
Crown Americas/Capital,
  Gtd. Notes                                                592,969                                    592,969
                                                            801,556                                    801,556

Paper & Forest Products--.3%
Sappi Papier Holding,
  Gtd. Notes                                 1,075,827                   103,161    1,503,210        2,682,198
Temple-Inland,
  Gtd. Notes                                 1,073,731      683,283      102,493    1,488,581        3,348,088
                                             2,149,558      683,283      205,654    2,991,791        6,030,286

Property & Casualty
  Insurance--1.5%
Allmerica Financial,
  Debs.                                        792,351                    78,193      948,736        1,819,280
Allstate,
  Jr. Sub. Debs.                                            260,939                                    260,939
American International Group,
  Sr. Notes                                                 449,283                                    449,283
Chubb,
  Sr. Unscd. Notes                           2,373,126    1,598,737      249,803    3,347,357        7,569,023
Hartford Financial Services
  Group,
  Sr. Unscd. Notes                             877,222      731,853                 1,193,021        2,802,096
Hartford Financial Services
  Group,
  Sr. Notes                                  1,969,555                   252,507                     2,222,062
Leucadia National,
  Sr. Unscd. Notes                           3,317,738                   339,913    3,734,250        7,391,901
Lincoln National,
  Sr. Unscd. Notes                                          722,030      240,677                       962,707
Metlife,
  Sr. Notes                                               2,206,805                                  2,206,805
Nippon Life Insurance,
  Notes                                      1,338,709      842,891                 1,884,108        4,065,708
Pacific Life Global Funding,
  Notes                                      1,521,270                                               1,521,270
Phoenix Cos.,
  Sr. Unscd. Notes                             736,466      355,708       70,140    1,027,045        2,189,359
                                            12,926,437    7,168,246    1,231,233   12,134,517       33,460,433

Real Estate Investment
  Trusts--2.7%
Archstone-Smith Operating Trust,
  Notes                                        981,480                    83,426                     1,064,906
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                             173,197      865,986                   221,308        1,260,491
Archstone-Smith Operating Trust,
  Sr. Unscd. Notes                             339,582                                454,441          794,023
Arden Realty,
  Notes                                                     666,324                                    666,324
Avalonbay Communities,
  Sr. Unscd. Notes                                          385,012                                    385,012
Boston Properties,
  Sr. Notes                                    786,044                    82,486    1,086,876        1,955,406
Boston Properties,
  Sr. Notes                                                 755,963                                    755,963
Commercial Net Lease Realty,
  Sr. Unscd. Notes                           1,060,973      361,695       96,452    1,451,604        2,970,724
Duke Realty,
  Notes                                        924,081      889,116       69,930    1,053,952        2,937,079
Duke Realty,
  Sr. Unscd. Notes                             349,302                                                 349,302
Duke Realty,
  Sr. Notes                                               2,217,456      255,860                     2,473,316
Duke Realty,
  Sr. Notes                                                              177,214                       177,214
ERP Operating,
  Notes                                        556,466                    54,653      993,690        1,604,809
ERP Operating,
  Unscd. Notes                                              334,642                                    334,642
ERP Operating,
  Notes                                                     143,306                                    143,306
ERP Operating,
  Notes                                        765,872      570,923       69,625    1,044,371        2,450,791
ERP Operating,
  Unscd. Notes                                              239,235                                    239,235
Federal Realty Investment Trust,
  Sr. Unscd. Notes                             634,407                    48,801      805,208        1,488,416
Federal Realty Investment Trust,
  Notes                                        577,611      157,070       55,734      770,148        1,560,563
Federal Realty Investment Trust,
  Sr. Unscd. Notes                                          531,264                                    531,264
Healthcare Realty Trust,
  Sr. Unscd. Notes                           2,710,652      841,071                 3,652,651        7,204,374
Healthcare Realty Trust,
  Unscd. Notes                                                           241,208                       241,208
HRPT Properties Trust,
  Sr. Unscd. Notes                           1,352,017      412,616      125,187    1,790,671        3,680,491
Istar Financial,
  Sr. Unscd. Notes                           2,738,123    1,026,213      279,876    3,204,584        7,248,796
Liberty Property,
  Sr. Unscd. Notes                                          300,005                                    300,005
Mack-Cali Realty,
  Bonds                                                     666,413                                    666,413
Mack-Cali Realty,
  Notes                                        572,009      665,701       54,242      788,978        2,080,930
Mack-Cali Realty,
  Unscd. Notes                               1,590,310      397,578      332,971    2,286,071        4,606,930
Mack-Cali Realty,
  Sr. Unscd. Notes                                                        70,812                        70,812
Regency Centers,
  Gtd. Notes                                 1,373,656      208,417      118,419    1,894,698        3,595,190
Regency Centers,
  Sr. Unscd. Notes                                          178,860                                    178,860
Simon Property Group,
  Notes                                      1,077,644                   103,053                     1,180,697
Simon Property Group,
  Notes                                        840,007                    74,118    1,166,128        2,080,253
Simon Property Group,
  Unsub. Notes                                              971,279                                    971,279
Simon Property Group,
  Unscd. Notes                                              199,950                                    199,950
Socgen Real Estate,
  Bonds                                                   1,590,000                                  1,590,000
                                            19,403,433   15,576,095    2,394,067   22,665,379       60,038,974

Residential Mortgage Pass-
  Through Ctfs.--3.4%
American General Mortgage Loan
  Trust, Ser. 2006-1, Cl. A1                   595,339                    54,954                       650,293
Banc of America Mortgage
  Securities, Ser. 2001-4,
  Cl. 2B3                                      154,294                                                 154,294
Banc of America Mortgage
  Securities, Ser. 2004-F,
  Cl. 2A7                                                                266,892                       266,892
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B2                                      173,149                                    173,149
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. B3                         388,451                                522,112          910,563
Bayview Commercial Asset Trust,
  Ser. 2006-1A, Cl. M6                         323,292                                365,679          688,971
ChaseFlex Trust,
  Ser. 2006-2, Cl. A1A                         391,840      304,765       43,538                       740,143
ChaseFlex Trust,
  Ser. 2006-2, Cl. A5                        1,205,229                   120,523    1,606,972        2,932,724
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF2                        95,983      138,215        9,598      130,536          374,332
Citigroup Mortgage Loan Trust,
  Ser. 2005-WF2, Cl. AF7                                  1,639,940                                  1,639,940
Citigroup Mortgage Loan Trust,
  Ser. 2006-WF1, Cl. A2A                                     45,735                                     45,735
Countrywide Home Loan Mortgage
  Pass Through Trust,
  Ser. 2002-J4, Cl. B3                                                                303,468          303,468
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2003-8, Cl. B3                          200,548                                                 200,548
Countrywide Home Loan Mortgage
  Pass-Through Trust,
  Ser. 2005-31, Cl. 2A1                        920,332                                                 920,332
CSAB Mortgage Backed Trust,
  Ser. 2006-3, Cl. A1A                                    1,913,707       74,602                     1,988,309
First Horizon Alternative Mortgage
  Securities, Ser. 2004-FA1,
  Cl. 1A1                                    5,592,774    3,756,090                 3,403,620       12,752,484
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M2                       1,096,157                   103,483    1,517,756        2,717,396
Impac CMB Trust,
  Ser. 2005-8, Cl. 2M3                         818,545                    71,178    1,150,946        2,040,669
Impac Secured Assets CMN Owner
  Trust, Ser. 2006-1, Cl. 2A1                  693,685      467,081       64,744      948,036        2,173,546
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B1                        381,741                                477,089          858,830
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR9, Cl. B2                                      94,797                                     94,797
IndyMac Index Mortgage Loan Trust,
  Ser. 2006-AR25, Cl. 4A2                    1,094,010    1,276,346       91,168    1,458,681        3,920,205
J.P. Morgan Alternative Loan
  Trust, Ser. 2006-S4, Cl. A6                  904,887                   106,756    1,016,727        2,028,370
J.P. Morgan Mortgage Trust,
  Ser. 2005-A1, Cl. 5A1                        730,251                    64,232    1,016,181        1,810,664
New Century Alternative Mortgage
  Loan Trust, Ser. 2006-ALT2,
  Cl. AF6A                                     704,351                    70,942      901,975        1,677,268
Nomura Asset Acceptance,
  Ser. 2005-AP1, Cl. 2A5                                                 194,651                       194,651
Nomura Asset Acceptance,
  Ser. 2005-AP2, Cl. A5                      1,667,727      749,269      145,020    2,276,810        4,838,826
Nomura Asset Acceptance,
  Ser. 2005-WF1, Cl. 2A5                     1,165,591      759,829      112,170    1,589,886        3,627,476
Prudential Home Mortgage
  Securities, Ser. 1994-A, Cl. 5B                                                       3,262            3,262
Residential Funding Mortgage
  Securities I, Ser. 2004-S3,
  Cl. M1                                                  1,069,041                                  1,069,041
Structured Asset Mortgage
  Investments, Ser. 1998-2, Cl. B                                          1,683                         1,683
Terwin Mortgage Trust,
  Ser. 2006-9HGA Cl. A1                        697,576                                                 697,576
Washington Mutual,
  Ser. 2004-AR7, Cl. A6                                                  131,897                       131,897
Washington Mutual,
  Ser. 2003-AR10, Cl. A6                                                 200,936                       200,936
Washington Mutual,
  Ser. 2004-AR9, Cl. A7                                                  162,432                       162,432
Washington Mutual Pass-Through
  Certificates, Ser. 2005-AR4,
  Cl. A4B                                    3,290,848    1,014,472                 4,478,522        8,783,842
Wells Fargo Mortgage Backed
  Securities Trust,
  Ser. 2005-AR1, Cl. 1A1                     4,240,377                   414,099    5,631,751       10,286,227
Wells Fargo Mortgage Backed
  Securities Trust, Ser. 2003-1,
  Cl. 2A9                                    1,785,483                   148,790    2,479,837        4,414,110
                                            29,139,311   13,402,436    2,654,288   31,279,846       76,475,881

Retail--.5%
CVS Caremark,
  Sr. Unscd. Notes                           1,052,156      369,002      109,703    1,151,886        2,682,747
CVS Caremark,
  Sr. Unscd. Notes                                          258,533                                    258,533
Delhaize Group,
  Sr. Unscd. Notes                                          191,963                                    191,963
Federated Retail Holding,
  Gtd. Bonds                                                152,144                                    152,144
Federated Retail Holding,
  Gtd. Notes                                                254,037                                    254,037
Home Depot,
  Sr. Unscd. Notes                             804,817                    83,938    1,002,319        1,891,074
Lowe's Companies,
  Sr. Unscd. Notes                           1,283,826      166,796      181,960    1,339,425        2,972,007
May Department Stores,
  Unscd. Notes                                                            44,725                        44,725
May Department Stores,
  Gtd. Notes                                   760,990                              1,036,349        1,797,339
Saks,
  Gtd. Notes                                       433                                                     433
                                             3,902,222    1,392,475      420,326    4,529,979       10,245,002

State/Territory Gen Oblg--1.6%
California
  GO (Insured; AMBAC)                          443,903                    63,415      465,042          972,360
Erie Tobacco Asset
  Securitization/NY, Tobacco
  Settlement Asset-Backed Bonds                             554,415       69,884                       624,299
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds              4,471,515    2,381,514      405,154    5,439,931       12,698,114
Michigan Tobacco Settlement
  Finance Authority, Tobacco
  Settlement Asset-Backed Bonds              1,000,871      571,926       95,321    1,429,815        3,097,933
New York Counties Tobacco Trust
  IV, Tobacco Settlement
  Pass-Through Bonds                         1,690,570                   154,566    2,337,817        4,182,953
Tobacco Settlement Authority of
  Iowa, Tobacco Settlement
  Asset-Backed Bonds                         3,100,550    2,143,238      157,171    3,776,861        9,177,820
Tobacco Settlement Financing
  Corporation of New Jersey,
  Tobacco Settlement
  Asset-Backed Bonds                           676,798                   435,422                     1,112,220
Tobacco Settlement Finance
  Authority of West Virginia,
  Tobacco Settlement
  Asset-Backed Bonds                                                     295,347                       295,347
Washington Convention Center
  Authority, Senior Lien
  Dedicated Tax Revenue
  (Insured; AMBAC)                           1,331,389                   188,077    1,400,680        2,920,146
                                            12,715,596    5,651,093    1,864,357   14,850,146       35,081,192

Steel--.0%
US Steel,
  Sr. Unsub. Notes                                          314,225                                    314,225

Telecommunications--2.4%
America Movil,
  Gtd. Notes                                   455,091                    45,009      565,113        1,065,213
AT & T,
  Notes                                      2,382,885                   244,271    2,921,277        5,548,433
AT & T,
  Sr. Notes                                  2,700,459      450,076      125,021    3,700,629        6,976,185
AT & T Wireless,
  Sr. Unsub. Notes                                          558,635                                    558,635
AT & T,
  Sr. Unscd. Notes                                          795,676                                    795,676
France Telecom,
  Unsub. Notes                               1,376,932                   118,330    1,172,544        2,667,806
Intelsat,
  Sr. Unscd. Notes                           1,509,200                   196,000    1,945,300        3,650,500
KPN,
  Sr. Unsub. Bonds                                          380,952                                    380,952
Nextel Communications,
  Gtd. Notes, Ser. F                           989,421      477,981       90,816    1,343,127        2,901,345
Qwest,
  Bank Note, Ser. B                            475,600                                                 475,600
Qwest,
  Bank Note, Ser. B                          1,904,450                                               1,904,450
Qwest,
  Sr. Notes                                    749,050                    68,575    2,073,075        2,890,700
Qwest,
  Notes                                                      54,813                                     54,813
Qwest,
  Sr. Notes                                                              107,250    1,716,000        1,823,250
Sprint Capital,
  Gtd. Notes                                 1,420,081                   218,474    1,512,070        3,150,625
Telefonica Emisiones,
  Gtd. Notes                                                             239,842                       239,842
Telefonica Emisiones,
  Gtd. Notes                                 2,469,239      636,402      478,574    3,263,469        6,847,684
Time Warner Cable,
  Sr. Unscd. Notes                           1,344,066      326,277      146,094    1,470,681        3,287,118
Time Warner,
  Gtd. Notes                                 2,214,782                   259,698    2,361,781        4,836,261
U.S. West Communications,
  Notes                                                                   70,263                        70,263
Verizon Global Funding,
  Notes                                                     283,613                                    283,613
Windstream,
  Gtd. Notes                                 1,517,513                   148,050    2,056,838        3,722,401
                                            21,508,769    3,964,425    2,556,267   26,101,904       54,131,365

Textiles & Apparel--.1%
Mohawk Industries,
  Sr. Unscd. Notes                             999,709      706,865      277,697    1,383,436        3,367,707

Transportation--.2%
Ryder System,
  Notes                                      1,408,506                   127,600    1,943,443        3,479,549

U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
  Notes                                                  13,775,853                                 13,775,853
Small Business Administration
  Participation Ctfs., Gov't
  Gtd. Ctfs., Ser. 97-J                                     523,708                                    523,708
                                                         14,299,561                                 14,299,561

U.S. Government Agencies/
  Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp.:
  3.50%                                                     250,920                                    250,920
  4.00%, 10/1/09                                                          75,201                        75,201
  4.50%, 10/1/09                                                          69,717                        69,717
  5.00%                                                   1,636,333                                  1,636,333
  5.00%, 10/1/18                                                         407,650                       407,650
  5.50%                                     58,294,479   17,072,016    9,006,379   62,206,295      146,579,169
  5.50%, 6/1/34 - 4/1/37                     7,451,718                   337,913    9,501,174       17,290,805
  6.00%, 7/1/37                              1,394,133                              1,672,000        3,066,133
  6.00%, 7/1/17 - 4/1/33                                               1,810,908                     1,810,908
  6.50%, 10/1/31 - 3/1/32                       91,660                                848,941          940,601
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 51, Cl. E, 10.00%,
    7/15/20                                                 295,950                                    295,950
  Multiclass Mortgage
    Participation Ctfs.,
    Ser. 2586, Cl. WE, 4.00%,
    12/15/32                                 4,263,853    2,027,188                                  6,291,041
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2731,
    Cl. PY, 5.00%, 5/15/26                                                            464,979          464,979
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only) Ser. 2750,
    Cl. IK, 5.00%, 5/15/26                                  515,309                                    515,309
  Multiclass Mortgage
    Participation Ctfs.
    (Interest Only
    Obligations), Ser. 2752,
    Cl. GM, 5.00%, 3/15/26                                                            452,622          452,622
Federal National Mortgage
  Association:
  5.00%                                     25,877,395   24,365,364    1,716,873   30,966,400       82,926,032
  5.50%                                      5,520,277                   812,832    5,859,373       12,192,482
  6.00%                                    100,751,854   30,063,118   12,170,544  100,759,631      243,745,147
  6.50%                                      5,615,814                   656,791    5,956,938       12,229,543
  3.53%, 7/1/10                                                          267,051                       267,051
  4.00%, 5/1/10                                           1,345,964                                  1,345,964
  4.06%, 6/1/13                                                           94,294                        94,294
  5.00%, 7/1/11 - 1/1/22                     8,059,392                 1,840,287      818,805       10,718,484
  5.50%, 8/1/22 - 1/1/37                    12,484,046      610,863    2,171,807   19,579,280       34,845,996
  6.00%, 1/1/19 - 8/1/37                     1,717,050    1,568,471      219,821    5,501,642        9,006,984
  6.50%, 11/1/10 - 8/1/37                    5,525,767                   827,805    7,808,439       14,162,011
  7.00%, 9/1/14 - 7/1/32                                                  46,244       70,205          116,449
  8.00%, 12/1/25                                             39,057                                     39,057
  Grantor Trust,
    Ser. 2001-T6, Cl. B, 6.09%,
    5/25/11                                                              284,606                       284,606
  Pass-Through Ctfs.,
    Ser. 2004-58, Cl. LJ,
    5.00%, 7/25/34                           3,202,359    2,055,892                 4,473,693        9,731,944
  Pass-Through Ctfs.,
    Ser. 1988-16, Cl. B, 9.50%,
    6/25/18                                                 170,047                                    170,047
Government National Mortgage
  Association I:
  5.50%, 4/15/33                                          4,454,192                                  4,454,192
  6.50%, 9/15/32                                                          62,317                        62,317
  7.00%, 6/15/08                                                432                                        432
  8.00%, 2/15/30 - 5/15/30                                                 5,416                         5,416
  9.50%, 11/15/17                                           329,992                                    329,992
  Ser. 2003-88, Cl. AC,
    2.91%, 6/16/18                                                       186,932                       186,932
  Ser. 2003-64, Cl. A, 3.09%,
    4/16/24                                                                2,030                         2,030
  Ser. 2003-96, Cl. B, 3.61%,
    8/16/18                                                               67,514                        67,514
  Ser. 2004-9, Cl. A, 3.36%,
    8/16/22                                                               77,547                        77,547
  Ser. 2004-23, Cl. B, 2.95%,
    3/16/19                                               2,288,464      116,504                     2,404,968
  Ser. 2004-43, Cl. A, 2.82%,
    12/16/19                                                             303,452      504,488          807,940
  Ser. 2004-25, Cl. AC,
    3.38%, 1/16/23                             318,229                   253,136                       571,365
  Ser. 2004-57, Cl. A, 3.02%,
    1/16/19                                                              150,648                       150,648
  Ser. 2004-39, Cl. LC,
    5.50%, 12/20/29                          4,823,049                              5,561,579       10,384,628
  Ser. 2004-67, Cl. A, 3.65%,
    9/16/17                                                              109,140                       109,140
  Ser. 2004-77, Cl. A, 3.40%,
    3/16/20                                                              103,323                       103,323
  Ser. 2004-97, Cl. AB,
    3.08%, 4/16/22                                                       182,787                       182,787
  Ser. 2004-108, Cl. A,
    4.00%, 5/16/27                                                       108,859                       108,859
  Ser. 2004-51, Cl. A, 4.15%,
    2/16/18                                                              148,956                       148,956
  Ser. 2005-87, Cl. A, 4.45%,
    3/16/25                                                 982,079                                    982,079
  Ser. 2005-9, Cl. A, 4.03%,
    5/16/22                                                               85,029                        85,029
  Ser. 2005-12, Cl. A, 4.04%,
    5/16/21                                                               59,712                        59,712
  Ser. 2005-42, Cl. A, 4.05%,
    7/16/20                                  1,587,289                   132,274    2,182,523        3,902,086
  Ser. 2005-14, Cl. A, 4.13%,
    2/16/27                                                              105,266                       105,266
  Ser. 2005-67, Cl. A, 4.22%,
    6/16/21                                    797,293                              1,116,211        1,913,504
  Ser. 2005-34, Cl. A, 3.96%,
    9/16/21                                  1,237,315                              1,716,579        2,953,894
  Ser. 2005-59, Cl. A, 4.39%,
    5/16/23                                  1,270,163                              1,770,530        3,040,693
  Ser. 2005-50, Cl. A, 4.02%,
    10/16/26                                 1,165,496                    97,125    1,592,845        2,855,466
  Ser. 2005-29, Cl. A, 4.02%,
    7/16/27                                  1,749,969      841,757      155,061    2,436,666        5,183,453
  Ser. 2005-90, Cl. A, 3.76%,
    9/16/28                                               1,315,022                                  1,315,022
  Ser. 2005-32, Cl. B, 4.39%,
    8/16/30                                  3,359,199    1,154,111      147,333    4,640,999        9,301,642
  Ser. 2005-79, Cl. A, 4.00%,
    10/16/33                                 1,292,990                   107,749    1,788,636        3,189,375
  Ser. 2006-6, Cl. A, 4.05%,
    10/16/23                                                163,829                                    163,829
  Ser. 2006-3, Cl. A, 4.21%,
    1/16/28                                               1,647,991                                  1,647,991
  Ser. 2006-5, Cl. A, 4.24%,
    7/16/29                                               1,128,723                                  1,128,723
  Ser. 2006-55, Cl. A, 4.25%,
    7/16/29                                               1,401,015                                  1,401,015
  Ser. 2006-66, Cl. A, 4.09%,
    1/16/30                                               1,541,607                                  1,541,607
  Ser. 2007-46, Cl. A, 3.14%,
    11/16/29                                 1,210,588      624,664      135,586    1,259,012        3,229,850
  Ser. 2007-52, Cl. A, 4.05%,
    10/16/25                                 1,768,833      855,260      208,956    1,880,600        4,713,649
Federal National Mortgage
  Association, Grantor Trust,
  Ser. 2001-T11, Cl. B,
  5.50%, 9/25/11                                                          76,418                        76,418
Government National Mortgage
  Association II:
  5.50%, 7/20/30                                66,830                                334,216          401,046
  6.38%, 4/20/30                                                                      261,199          261,199
  6.50%, 2/20/31 - 7/20/31                     278,244                                                 278,244
  7.00%, 11/20/29                                  791                                                     791
                                           261,176,075  100,745,630   36,005,793  283,986,500      681,913,998

U.S. Government Securities--11.2%
U.S. Treasury Bonds
  4.50%, 2/15/36                                          8,375,916      663,852                     9,039,768
  5.00%, 5/15/37                               609,500   13,249,952      699,796    1,696,133       16,255,381
U.S. Treasury Notes:
  3.88%, 9/15/10                            11,493,555                 4,703,041      229,174       16,425,770
  4.13%, 8/31/12                                          7,701,020                                  7,701,020
  4.25%, 1/15/11                            25,670,400                 1,549,987                    27,220,387
  4.38%, 12/31/07                                         8,169,564                                  8,169,564
  4.50%, 5/15/10                                            739,410                                    739,410
  4.50%, 9/30/11                                          4,642,618                                  4,642,618
  4.50%, 4/30/12                            14,490,005                12,748,370   14,738,087       41,976,462
  4.50%, 5/15/17                             4,600,432                   507,291    5,232,059       10,339,782
  4.63%, 12/31/11                                         6,524,181                                  6,524,181
  4.63%, 11/15/16                           25,925,011    7,081,881    3,945,547   12,490,045       49,442,484
  4.75%, 8/15/17                             5,423,568   16,284,896    2,240,390   21,310,060       45,258,914
  5.13%, 6/30/08                                          8,504,657                                  8,504,657
                                            88,212,471   81,274,095   27,058,274   55,695,558      252,240,398

Total Bonds and Notes
  (cost $750,962,326,
  $390,304,526,
  $110,300,634 and
  $793,545,334
  respectively)                            745,095,279  386,073,850  109,713,813  785,882,941    2,026,765,883

Preferred Stocks--.3%                                                                  Shares
------------------------------------------------------------------------------------------------------------------------------------
Banks--.1%
Sovereign Capital Trust IV,
  Conv., Cum. $2.1875                                         15,500                         1,400               22,050      38,950
Diversified Financial Services--.2%
AES Trust VII,
  Conv., Cum. $3.00                                           44,450                         3,450               50,950      98,850
Total Preferred Stocks
  (cost $2,973,894, $0, $241,056
   and $3,617,438 respectively)

                                                                        Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Banks--.1%
Sovereign Capital Trust IV,
  Conv., Cum. $2.1875                          664,950                    60,060      945,945        1,670,955
Diversified Financial Services--.2%
AES Trust VII,
  Conv., Cum. $3.00                          2,194,719                   170,344    2,515,656        4,880,719
Total Preferred Stocks
  (cost $2,973,894, $0, $241,056
   and $3,617,438 respectively)              2,859,669                   230,404    3,461,601        6,551,674

Options--.1%                                                    Face Amount Covered by Contracts
------------------------------------------------------------------------------------------------------------------------------------
Call Options
3-Month Floor USD Libor-BBA
  Interest Rate, October 2009
    @ 4                                     49,400,000    15,500,000   5,090,000   63,570,000      133,560,000
3-Month USD Libor-BBA,
  Swaption                                   2,770,000                   390,000    2,910,000        6,070,000
CDX Option DB
  December 2007 @.450                                                              58,320,000      58,320,000
Dow Jones CDX.DB
  December 2007 @ .45                                      5,600,000                                 5,600,000
Dow Jones CDX.IG8
  December 2007 @ .45                       54,820,000                 6,330,000                    61,150,000
U.S. Treasury 5 Year Notes
  October 2007 @ 109.5                      63,100,000                 9,100,000   65,400,000      137,600,000
U.S. Treasury 5 Year Notes
  October 2007 @ 107                        31,600,000     7,900,000   4,600,000   32,800,000       76,900,000
Total Options
  (cost $714,169, $83,839,
  $95,952 and $768,081
  respectively)

Options--.1% Value ($)                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Call Options
3-Month Floor USD Libor-BBA
  Interest Rate, October 2009
    @ 4                                        168,415        21,463      17,353      216,723          423,954
3-Month USD Libor-BBA,
  Swaption                                     264,258                    37,206      267,720          569,184
CDX Option DB
  December 2007 @.450                                                                  55,404           55,404
Dow Jones CDX.DB
  December 2007 @ .45                                          5,320                                     5,320
Dow Jones CDX.IG8
  December 2007 @ .45                           52,079                     6,014                        58,093
U.S. Treasury 5 Year Notes
  October 2007 @ 109.5                          39,438                     5,688       40,875           86,001
U.S. Treasury 5 Year Notes
  October 2007 @ 107                           172,814        43,204      25,156      179,377          420,551
Total Options
  (cost $714,169, $83,839,
  $95,952 and $768,081
  respectively)                                697,004        69,987      91,417      760,099        1,618,507

Short-Term Investments--.9%                                    Principal Amount ($)
------------------------------------------------------------------------------------------------------------------------------------
Commerical Paper--.5%
Cox Communications
  5.57%, 1/15/08                             5,645,000 b,c               820,000 b,c  6,030,000 b,c 12,495,000
U.S. Treasury Bills--.3%
  4.04%, 12/6/07                             3,420,000 h                                             3,420,000
  4.10%, 12/6/07                                                                      3,399,000 h    3,399,000
  4.13%, 12/6/07                                             355,000 h    98,000 h                     453,000
Total Short-Term Investments
  (cost $9,039,675, $352,312,
  $915,393 and $9,403,396
  respectively)

Short-Term Investments--.9%                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Commerical Paper--.5%
Cox Communications
  5.57%, 1/15/08                             5,645,000                   818,135      6,030,000     12,493,135
U.S. Treasury Bills--.3%
  4.04%, 12/6/07                             3,396,983                                               3,396,983
  4.10%, 12/6/07                                                                      3,376,125      3,376,125
  4.13%, 12/6/07                                             352,611      97,340                       449,951
Total Short-Term Investments
  (cost $9,039,675, $352,312,
  $915,393 and $9,403,396
  respectively)                              9,041,983       352,611     915,475      9,406,125     19,716,194

Other Investment--1.1%                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred
  Plus Money Market Fund                     8,683,000 i   6,178,000 i 3,647,000 i    6,066,000 I   24,574,000
  (cost $8,683,000, $6,178,000,
  $3,647,000 and $6,066,000
  respectively)

Other Investment--1.1%                                                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred
  Plus Money Market Fund                     8,683,000     6,178,000   3,647,000      6,066,000     24,574,000
  (cost $8,683,000, $6,178,000,
  $3,647,000 and $6,066,000
  respectively)

Investment of Cash Collateral for
Securities Loaned--7.5%                                                                Shares
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Cash
  Advantage Fund                                          34,927,608 i               32,557,177 I   67,484,785
  (cost $0, $34,927,608, $0 and
  $32,557,177 respectively)
Dreyfus Institutional Cash
  Advantage Plus Fund                       77,933,659 i              24,190,518 i                 102,124,177
  (cost $77,933,659, $0, $24,190,518
  and $0 respectively)

Investment of Cash Collateral for
Securities Loaned--7.5%                                                                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Cash
  Advantage Fund                                          34,927,608                 32,557,177     67,484,785
  (cost $0,,$34,927,608, $0 and
  $32,557,177 respectively)
Dreyfus Institutional Cash
  Advantage Plus Fund                       77,933,659                24,190,518                   102,124,177
  (cost $77,933,659, $0, $24,190,518
  and $0 respectively)                      77,933,659    34,927,608  24,190,518     32,557,177    169,608,962

Total Investments-100.0%
  (cost $850,306,723, $431,846,285,
  $139,390,553 and $845,957,426
  respectively)                            844,310,594   427,602,056 138,788,627    838,133,943  2,248,835,220
*	Management does not anticipate having to sell any securities as a result of the exchange.
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $188,728,839 and the total market value of the collateral held by the fund is $193,466,218 consisting of cash collateral of $169,608,962 and U.S. Government and agency securities valued as $23,857,256.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $227,731,914 or 10.1% market value.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EGP--Egyptian Pound EUR--Euro MXN--Mexican Peso
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Purchased on a forward commitment basis.
g	Purchased on a delayed delivery basis.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.
j	Notional face amount shown.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

                                             Contracts         Expiration                                         Market Value Covered by Contracts ($)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Financial Futures Long
U.S. Treasury 5 Year Notes                         261         December 2007        27,935,156
U.S. Treasury 5 Year Notes                          84         December 2007                            8,990,625
U.S. Treasury 5 Year Notes                          12         December 2007                                               1,284,375
U.S. Treasury 5 Year Notes                         425         December 2007                                                            45,488,281
U.S. Treasury 10 Year Notes                        599         December 2007        65,459,469
U.S. Treasury 10 Year Notes                         85         December 2007                                               9,288,906
U.S. Treasury 10 Year Notes                        524         December 2007                                                            57,263,375
Financial Futures Short
U.S. Treasury 2 Year Notes                         436         December 2007        (90,272,440)
U.S. Treasury 2 Year Notes                          89         December 2007                          (18,427,172)
U.S. Treasury 2 Year Notes                          52         December 2007                                             (10,766,438)
U.S. Treasury 2 Year Notes                         546         December 2007                                                          (113,047,596)
U.S. Treasury 10 Year Notes                        236         December 2007                          (25,790,375)
U.S. Treasury 30 Year Bonds                        135         December 2007                          (15,031,406)
U.S. Treasury 30 Year Bonds                          4         December 2007                                                (445,375)

                                                       Unrealized Appreciation (Depreciation) at 9/30/2007 ($)
---------------------------------------------------------------------------------------------------------------------------------------------------------
Financial Futures Long
U.S. Treasury 5 Year Notes                  27,935,156                (3,328)                                                               (3,328)
U.S. Treasury 5 Year Notes                   8,990,625                                  64,719                                              64,719
U.S. Treasury 5 Year Notes                   1,284,375                                                      5,473                            5,473
U.S. Treasury 5 Year Notes                  45,488,281                                                                        54,930        54,930
U.S. Treasury 10 Year Notes                 65,459,469               121,844                                                               121,844
U.S. Treasury 10 Year Notes                  9,288,906                                                     20,149                           20,149
U.S. Treasury 10 Year Notes                 57,263,375                                                                       138,625       138,625
Financial Futures Short
U.S. Treasury 2 Year Notes                 (90,272,440)             (333,815)                                                             (333,815)
U.S. Treasury 2 Year Notes                 (18,427,172)                                (37,547)                                            (37,547)
U.S. Treasury 2 Year Notes                 (10,766,438)                                                   (39,911)                         (39,911)
U.S. Treasury 2 Year Notes                (113,047,596)                                                                     (418,034)     (418,034)
U.S. Treasury 10 Year Notes                (25,790,375)                                 57,156                                              57,156
U.S. Treasury 30 Year Bonds                (15,031,406)                                 97,031                                              97,031
U.S. Treasury 30 Year Bonds                   (445,375)                                                       117                              117
                                                                    (215,299)          181,359            (14,170)          (224,479)     (272,589)

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)
                                          Face Amount
                                          Covered by
                                          Contracts ($)
------------------------------------------------------------------------------------------------------------------------------------
  Call Options:
Dow Jones CDX.DB
   December 2007@.39                                              11,200,000        12,660,000        116,640,000        140,500,000
Dow Jones CDX.IG8
 December 2007 @ .395                      109,640,000                                                                   109,640,000
U.S. Treasury 5 Year Notes
October 2007 @ 108                          31,600,000             7,900,000         4,600,000         32,800,000         76,900,000
  Put Options:
U.S. Treasury 5 Year Notes
October 2007 @ 106                          31,600,000             7,900,000         4,600,000         32,800,000         76,900,000
   (Premiums received $306,789, $59,234, $41,679 and $321,062 respectively)

                                              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
  Call Options:
Dow Jones CDX.DB
   December 2007@.39                                                  (5,320)           (6,014)           (55,404)           (66,738)
Dow Jones CDX.IG8
 December 2007 @ .395                          (52,079)                                                                      (52,079)
U.S. Treasury 5 Year Notes
October 2007 @ 108                             (64,189)              (16,047)           (9,344)           (66,627)          (156,207)
  Put Options:
U.S. Treasury 5 Year Notes
October 2007 @ 106                             (54,314)              (13,579)           (7,906)           (56,377)          (132,176)
   (Premiums received $306,789, $59,234,      (170,582)              (34,946)          (23,264)          (178,407)          (407,200)
   $41,679 and $321,062 respectively)

Pro Forma Statement of Assets and Liabilities
September 30, 2007 (Unaudited)                                                                                                             Dreyfus
                                                                                                                                           Premier
                                                                                                                                         Intermediate
                                                                                                                                             Term
                                                 Dreyfus           Dreyfus                                                                Income Fund
                                               Intermediate        Premier            Dreyfus          Dreyfus A                           Pro Forma
                                               Term Income         Managed            Premier            Bond                              Combined
                                                  Fund           Income Fund         Core Bond         Plus, Inc.        Adjustments       (Note 1)
                                               ------------      -----------         ----------      ----------------    ------------    --------------

ASSETS:
             Investments in securities,
             at value - See Statement
             of Investments (including
               securities on loan, valued
               at $188,728,839)
               Unaffiliated issuers             $ 757,693,935  $  110,951,109    $   799,510,766    $  386,496,448                       $ 2,054,652,258
               Affiliated issuers                  86,616,659      27,837,518         38,623,177        41,105,608                           194,182,962
             Cash                                                                                           10,358                                10,358
             Cash denominated in foreign
               currencies                             393,276          38,277            846,420            21,977                             1,299,950
             Receivable for investment
               securities sold                    173,350,932      25,171,177        185,439,728        43,966,620                           427,928,457
             Dividends and interest
               receivable                           6,229,325         994,265          6,589,490         3,608,232                            17,421,312
             Receivable for futures
               variation margin                                                                             27,359                                27,359
             Receivable from broker for
               swap transaction                     1,038,010         104,986          1,377,623                                               2,520,619
             Swap premium paid                      2,013,869         226,752          2,471,723           248,776                             4,961,120
             Receivable for shares of
               Beneficial Interest
               subscribed                           1,072,180         549,582            126,499            23,471                             1,771,732
             Prepaid expenses                          34,389                              6,927            22,889                                64,205
                                                ---------------   -------------    --------------      ------------      -------------     -------------
                Total Assets                    1,028,442,575     165,873,666      1,034,992,353       475,531,738                         2,704,840,332
                                                ---------------   -------------    --------------      ------------      -------------     -------------

LIABILITIES: Due to The Dreyfus Corporation
                and affiliates                        349,267          68,697            551,087           170,683                             1,139,734
             Cash overdraft due to Custodian        2,097,837         290,280          2,177,697                                               4,565,814
             Outstanding options written,
                at value (premiums received
                $728,764) - see statement             170,582          23,268            178,407            34,946                                407,203
             Liability for securities loaned       77,933,659      24,190,518         32,557,177        34,927,608                            169,608,962
             Net unrealized depreciation on
                forward currency exchange
                contracts-Note 3(a)                    38,909           4,553             49,523                                                   92,985
             Payable for investment
                securities
                purchased                         372,907,207      53,629,063        410,722,756       155,527,763                            992,786,789
             Payable to broker for swap
                transactions                                              750                               54,810                                 55,560
             Payable for shares of Beneficial
                Interest redeemed                       3,091          42,545            412,825                                                  458,461
             Unrealized depreciation on swaps       1,075,287         150,160          1,160,543           265,382                              2,651,372
             Payable for futures variation
                margin                                 35,717           5,531             23,529                                                   64,777
             Accrued Interest payable                                                        197                                                      197
             Merger costs                                              90,000 (a)        110,000 (a)        100,000 (a)                           300,000
             Accrued expenses                         230,383                            376,973            168,451                               775,807
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
                  Total Liabilities               454,841,939      78,495,365        448,320,714        191,249,643                         1,172,907,661
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
NET ASSETS                                        573,600,636  $   87,378,301    $   586,671,639    $   284,282,095      $      --        $ 1,531,932,671
                                                ============== ===============    ===============    ==============      =============     ==============

REPRESENTED BY: Paid-in capital                   596,461,047  $   95,504,465    $   618,764,827    $   329,276,172                       $ 1,640,006,511
             Accumulated undistributed
               investment income-net                3,024,657        (130,982)           319,644          3,862,872                             7,076,191
             Accumulated net realized gain
                (loss) on investments             (18,796,225)     (7,251,512)       (23,371,769)       (44,634,175)                          (94,053,681)
             Accumulated net unrealized
                appreciation
                (depreciation) on
                investments                         (7,088,843)      (743,670)        (9,041,063)        (4,222,774)                         (21,096,350)
                                                -------------- ---------------    ---------------    --------------      -------------     --------------
NET ASSETS                                     $   573,600,636  $  87,378,301    $   586,671,639    $  284,282,095       $      --        $ 1,531,932,671
                                                ============== ===============    ===============    ==============      =============     ==============
Class A Shares (500 million, $.001 par
  value shares authorized) (b)
Net Assets                                     $   538,484,842  $  74,021,438    $   433,278,945    $   284,282,095                        $ 1,330,067,320
Shares outstanding                                  43,433,975      7,000,995         30,809,721         21,404,884       4,610,372 (c)       107,259,947
Net asset value, offering price and
redemption price per share                     $         12.40  $       10.57    $         14.06    $         13.28                       $         12.40
                                               ===============  ===============    ===============    ==============    ============      ===============
Maximum offering price per share
(net asset value plus maximum sales
charge)                                        $         12.40  $       11.07    $         14.73                                          $         12.98
                                               ===============  ===============    ===============    ==============    ============      ===============

Class B Shares (500 million, $.001
  par value shares authorized)
  Net Assets                                                    $   2,488,214     $    94,585,171                                         $    97,073,385
  Shares outstanding                                                  235,360           6,714,459                           880,381 (c)         7,830,200
  Net asset value, offering price and
  redemption price per share                                    $       10.57     $         14.09                                         $         12.40
                                               ================ ===============    ===============   ===============    ============      ===============

Class C Shares (500 million, $.001 par
  value shares authorized)
  Net Assets                                                     $  8,833,042     $    39,030,280                                         $   47,863,322
  Shares outstanding                                                  834,740           2,780,181                           245,183 (c)        3,860,104
  Net asset value, offering price and
   redemption price per share                                    $      10.58     $         14.04                                         $        12.40
                                                ===============  ===============   ===============   ===============    ============      ==============

Class I Shares (500 million, $.001
  par value shares authorized) (b)
Net Assets                                      $   35,115,794   $    2,035,607   $    19,777,243                                         $   56,928,644
Shares outstanding                                   2,832,734          192,724         1,407,253                          158,658 (c)         4,591,369
Net asset value, offering price and
  redemption price per share                    $        12.40   $        10.56   $         14.05                                         $        12.40
                                                ================ ===============  ================   ===============    ===========       ==============

* Investments at cost
    Unaffiliated issuers                        $   763,690,064  $  111,553,035   $    807,334,249   $ 390,740,677                        $2,073,318,025
    Affiliated issuers                               86,616,659      27,837,518         38,623,177      41,105,608                           194,182,962

(a) Includes expenses incurred as a result of the merger.

(b) Reflects redesignation of Dreyfus Intermediate Term Income Fund Investor Shares to Class A Shares and Institutional Shares to
    Class I Shares.

(c) Reflects adjustment of shares as a result of the Exchange.

                                                                                See notes to pro forma financial statements.

Pro Forma Statement of Operations
For the Twelve Months Ended September 30, 2007 (Unaudited)

                                                                Dreyfus         Dreyfus
                                                              Intermediate     Premier
                                                                 Term           Managed      Dreyfus       Dreyfus A                     Pro Forma
                                                                Income          Income       Premier         Bond                         Combined
                                                                Fund            Fund        Core Bond      Plus, Inc.      Adjustments    (Note 1)
                                                            --------------  ------------ -------------  --------------  -------------- -------------
INVESTMENT INCOME:

INCOME:    Interest Income                                  $ 31,416,543    $ 3,367,031   $37,012,268   $ 16,102,907                   $  87,898,749
           Dividends                                             152,200         80,151       188,847        618,920                       1,040,118
           Securities lending income                              76,954         14,272        42,534         34,616                         168,376
                                                            --------------  ------------ -------------  --------------  -------------- --------------
             Total Income                                     31,645,697      3,461,454    37,243,649     16,756,443                      89,107,243
                                                            --------------  ------------ -------------  --------------  -------------- --------------

EXPENSES:  Management fee                                   $  2,407,911    $   420,241   $ 3,698,141   $  1,938,292   $ (1,738,932)(a) $  6,725,653
           Shareholder servicing costs                         1,987,228                    2,422,765        629,004        536,757 (b)    5,575,754
           Professional fees                                      54,053                       66,872         53,004        (75,000)(a)       98,929
           Prospectus and shareholders' reports                   45,650                       58,715         42,604        (15,000)(a)      131,969
           Custodian fees                                        166,627                      188,174         56,697        (50,000)(a)      361,498
           Directors' fees and expenses                            7,909                       78,870         15,584        (60,000)(a)       42,363
           Registration fees                                      37,787                       68,495         37,429        (25,000)(a)      118,711
           Interest                                                                             6,907                                          6,907
           Distribution and service fees                                        188,932     1,027,205                                      1,216,137
           Loan commitment fees                                                     844                                        (844)(a)            -
           Merger cost                                                                -              -              -                              -
           Miscellaneous                                          44,748                       165,248         57,166                        267,162
                                                            --------------  ------------ -------------  --------------  -------------- --------------
                Total Expenses                                 4,751,913        610,017      7,781,392      2,829,780    (1,428,019)      14,545,083
                                                            --------------  ------------ -------------  --------------  -------------- --------------

           Less- reduction in management fee due to
           undertaking                                          (586,776)                     (723,514)                      237,936      (1,072,354)
                                                            --------------  ------------ -------------  --------------  -------------- --------------
                Net Expenses                                   4,165,137        610,017      7,057,878      2,829,780     (1,190,083)     13,472,729
                                                                                                                                   -
                                                            --------------  ------------ -------------  --------------  -------------- --------------
INVESTMENT GAIN                                               27,480,560      2,851,437     30,185,771     13,926,663      1,190,083      75,634,514
                                                            --------------  ------------ -------------  --------------  -------------- --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

            Net realized gain (loss) on investments and
               foreign currency  transactions                $  2,460,530    $   535,481    $ 1,507,249   $ (2,239,627)                 $    2,263,633
            Net realized gain (loss) on forward currency
               exchange contracts                                (591,903)       (70,953)      (747,773)        87,615                     (1,323,014)
            Net realized gain (loss) on financial futures      (1,931,470)      (177,608)    (1,157,908)    (1,013,480)                    (4,280,466)
            Net realized gain (loss) on options transactions       10,322          4,420           (364)      (106,988)                       (92,610)
            Net realized gain (loss) on swap transactions      (2,419,831)      (157,119)    (2,393,828)      (971,553)                    (5,942,331)
                                                            --------------  -------------  -------------  -------------                ---------------
                     Net Realized Gain (Loss)                  (2,472,352)       134,221     (2,792,624)    (4,244,033)                    (9,374,788)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

            Net unrealized appreciation (depreciation) on
               investments, foreign currency transactions,
               option transactions, and swap transactions
               (including $1,642,649 net unrealized
                appreciation on financial futures)             (4,201,364)       (17,895)    (5,770,332)    (2,742,836)                   (12,732,427)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (6,673,716)       116,326     (8,562,956)    (6,986,869)                   (22,107,215)
                                                            --------------  ------------ -------------  --------------  -------------- --------------

NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $ 20,806,844    $ 2,967,763    $21,622,815    $ 6,939,794    $ 1,190,083      53,527,299
                                                            ==============  ============   =============  ==============  ============ ===============

(a)  Reflects the anticipated savings as a result of the Merger.
(b)  Reflects an anticipated expense increase as a result of the Merger.

                                                          See notes to pro forma financial statements.

Dreyfus Intermediate Term Income Fund

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

          At meetings of the Boards held on October 18, 2007, October 25, 2007, November 6, 2007 and November 7, 2007, the Boards of Directors/Trustees of Dreyfus Investment Grade Funds, Inc., on behalf of Dreyfus Intermediate Term Income Fund (the "Acquiring Fund"), The Dreyfus/Laurels Funds Trust, on behalf of Dreyfus Premier Managed Income Fund, Dreyfus Premier Fixed Income Funds, on behalf of Dreyfus Premier Core Bond Fund, and Dreyfus A Bonds Plus, Inc. (collectively, the "Funds"), respectively, each approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the respective Fund's shareholders, each Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund, in exchange for a number of Class A, Class B, Class C and Class I shares of the Acquiring Fund (Class A shares only with respect to Dreyfus A Bonds Plus, Inc.) equal in value to the assets less liabilities of the Fund (the "Exchange"). The Acquiring Fund shares will then be distributed to the respective Fund's shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive shares of the corresponding class of shares of the Acquiring Fund in the Exchange with holders of shares of Dreyfus A Bonds Plus, Inc. receiving Class A shares of the Acquiring Fund. The Acquiring Fund will redesignate Investor shares to Class A shares and Institutional shares to Class I shares, will create Class B and Class C shares and will change its name to Dreyfus Premier Intermediate Term Income Fund prior to the Exchange. If the Exchange is consummated only for Dreyfus A Bonds Plus, Inc., holders of shares of Dreyfus A Bonds Plus, Inc. will receive Investor shares of the Acquiring Fund and the Acquiring Fund will not change its name.

          Each Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Funds on September 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Funds for the twelve months ended September 30, 2007. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year end is July 31 for the Acquiring Fund, December 31 for Dreyfus Premier Managed Income Fund, October 31 for Dreyfus Premier Core Bond Fund and March 31 for Dreyfus A Bonds Plus. Inc.

          The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds and the Acquiring Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange, occurred on September 30, 2007. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the relevant Exchange, the Acquiring Fund will be the accounting survivor.

          All costs with respect to each Exchange will be borne by the respective Fund.

          The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities (excluding short-term investments other than U.S. Treasury Bills, options and financial futures) are valued each business day by an independent pricing service ("Service") approved by the respective fund's Board members. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Financial futures and options are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTE 3 — Capital Shares:

          The pro forma number of shares that would be issued was calculated by dividing the net assets of the respective Fund's Class A, Class B, Class C and Class I shares (fund shares only in the case of Dreyfus A Bonds Plus, Inc.) on September 30, 2007 by the net asset value per share of Class A, Class B, Class C and Class I shares of the Acquiring Fund (Class A shares of the Acquiring Fund only in the case of Dreyfus A Bonds Plus, Inc.) on September 30, 2007.

NOTE 4 — Pro Forma Operating Expenses:

          The accompanying pro forma statement of operations reflects changes in fund expenses as if the respective Exchange had taken place on October 1, 2006. Each Fund will bear the expense of the respective Exchange.

NOTE 5 — Federal Income Taxes:

          Each fund has qualified as a "regulated investment company" under the Internal Revenue Code. After the relevant Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

          The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

DREYFUS INVESTMENT GRADE FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-48926) (the "Registration Statement"), filed on September 27, 2007.

Item 16	Exhibits.

(1)(a)	Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on November 28, 1995 ("Post-Effective Amendment No. 7"). Registrant's Articles Supplementary and Articles of Amendment are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on May 2, 2001 and to Exhibit (a)(2) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed November 14, 2001.

(1)(b)	Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed August 2, 2002 ("Post-Effective Amdendment No. 21").

(1)(c)	Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed November 28, 2003 ("Post-Effective Amendment No. 26").

(1)(d)	Articles of Amendment are incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 26.

(1)(e)	Articles of Amendment and Articles Supplementary are incorporated by reference Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, filed September 27, 2007 ("Post-Effective Amdmendment No. 31").

(2)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post- Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on March 27, 2006.

(3)	Not Applicable.

(4)	Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 21.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 21.

(7)(b)	Forms of Services Agreement are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on November 30, 2000.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 7.

(10)	Shareholder Services Plan is incorporated by reference Post-Effective Amendment No. 31.

(11)	Opinion and consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.(1)

(15)	Not Applicable.

(16)	Power of Attorney.(2)

(17)(a)	Forms of Proxy.*

(17)(b)	The Prospectus and Statement of Additional Information of Dreyfus Investment Grade Funds, Inc. are incorporated by reference to Post-Effective Amendment No. 31.

________________________

*	Filed herewith.
**	To be filed by Post-Effective Amendment.
(1)	Incorporated by reference to Exhibit (14) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File No. 333-147346), filed with the Securities and Exchange Commission (the "SEC") on November 30, 2007.
(2)	Filed as part of signature page to Registrant's Registation Statement on Form N-14 (File No. 333-147346), filed with the SEC on November 13, 2007.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

          As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 14th day of December, 2007.

DREYFUS INVESTMENT GRADE FUNDS, INC. By: /s/ J. David Officer* J. David Officer, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Amendment to the Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	December 14, 2007

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	December 14, 2007

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	December 14, 2007

/s/ Clifford L. Alexander* Clifford L. Alexander	Board Member	December 14, 2007

/s/ David W. Burke* David W. Burke	Board Member	December 14, 2007

/s/ Whitney I. Gerard* Whitney I. Gerard	Board Member	December 14, 2007

/s/ George L. Perry* George L. Perry	Board Member	December 14, 2007

*By:	/s/ Robert R. Mullery Robert R. Mullery Attorney-in-Fact

Exhibit Index
(11) Opinion and Consent of Registrant's Counsel